UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________
FORM N-CSRS
__________
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22209
Global X Funds
(Exact name of registrant as specified in charter)
__________
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)
Luis Berruga
Global X Management Company LLC
600 Lexington Ave, 20th Floor
New York, NY 10022
(Name and address of agent for service)
With a copy to:
Lisa K. Whittaker, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th Floor	1250 Connecticut Avenue, N.W.
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440
Date of fiscal year end: October 31, 2019
Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.
The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)
Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X Fertilizers/Potash ETF (ticker: SOIL)

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedule of Investments
Global X Silver Miners ETF	1
Global X Gold Explorers ETF	4
Global X Copper Miners ETF	8
Global X Uranium ETF	12
Global X Lithium & Battery Tech ETF	16
Global X Fertilizers/Potash ETF	22
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	35
Notes to Financial Statements	39
Disclosure of Fund Expenses	55
Supplemental Information	57

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Silver Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.8%
CANADA— 14.7%
Industrials — 0.3%
Alexco Resource *	872,675	$933,762
Materials — 14.4%
Americas Silver *	620,792	1,112,183
First Majestic Silver * (A)	2,547,908	15,588,227
Fortuna Silver Mines *	2,489,213	7,586,808
MAG Silver *	1,190,057	11,642,247
Silvercorp Metals	2,545,245	5,695,203
SilverCrest Metals *	1,114,581	3,720,241
		45,344,909
TOTAL CANADA		46,278,671
MEXICO— 4.5%
Materials — 4.5%
Industrias Penoles	1,120,923	12,820,296
Minera Frisco *	5,322,703	1,155,595
TOTAL MEXICO		13,975,891
PERU— 5.4%
Materials — 5.4%
Cia de Minas Buenaventura ADR	632,923	10,259,682
Volcan Cia Minera SAA	40,991,045	6,810,172
TOTAL PERU		17,069,854

The accompanying notes are an integral part of the financial statements.
1

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 12.4%
Materials — 12.4%
Korea Zinc	100,873	$39,074,633
UNITED KINGDOM— 20.3%
Materials — 20.3%
Fresnillo	1,516,975	14,808,245
Hochschild Mining	3,923,382	9,518,452
Polymetal International	3,762,069	39,558,910
TOTAL UNITED KINGDOM		63,885,607
UNITED STATES— 43.5%
Materials — 43.5%
Coeur d'Alene Mines *	2,925,944	10,562,658
Endeavour Silver *	2,055,906	4,522,993
Gold Resource	376,775	1,378,996
Great Panther Mining *	3,115,485	2,745,054
Hecla Mining	6,736,354	14,146,343
McEwen Mining * (A)	4,348,247	6,000,581
Pan American Silver	2,990,636	38,010,984
SSR Mining *	1,347,009	15,544,484
Wheaton Precious Metals	2,009,561	43,567,282
TOTAL UNITED STATES		136,479,375
TOTAL COMMON STOCK
(Cost $372,983,631)		316,764,031

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.350%
(Cost $1,024,630)	1,024,630	1,024,630

The accompanying notes are an integral part of the financial statements.
2

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.8%
Royal Bank of Canada
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $8,785,405 (collateralized by U.S. Treasury Obligations, ranging in par value $1,318,406 - $1,912,021, 2.250%, 04/30/21, with a total market value of $8,966,490)

(Cost $8,784,758)	$8,784,758	$8,784,758
TOTAL INVESTMENTS — 103.9%
(Cost $382,793,019)		$326,573,419

Percentages are based on Net Assets of $314,186,368.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $8,123,653.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019 was $9,809,388.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$316,764,031	$—	$—	$316,764,031
Short-Term Investment	1,024,630	—	—	1,024,630
Repurchase Agreement	—	8,784,758	—	8,784,758
Total Investments in Securities	$317,788,661	$8,784,758	$—	$326,573,419

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
3

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Gold Explorers ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 23.6%
Materials — 23.6%
Aurelia Metals *	912,821	$478,653
Dacian Gold *	203,986	282,843
Gold Road Resources *	764,418	503,062
Perseus Mining *	984,095	311,694
Ramelius Resources *	664,200	350,622
Regis Resources	371,770	1,253,398
Resolute Mining	772,547	614,445
Saracen Mineral Holdings *	864,351	1,697,359
Silver Lake Resources *	837,642	462,815
St. Barbara	553,912	1,247,585
Westgold Resources *	346,314	361,973
TOTAL AUSTRALIA		7,564,449
CANADA— 53.0%
Materials — 53.0%
Alacer Gold *	307,750	812,156
Alamos Gold, Cl A	269,404	1,245,683
Argonaut Gold *	175,998	226,343
Asanko Gold *	132,623	85,773
B2Gold *	495,309	1,340,265
China Gold International Resources *	266,756	347,029
Continental Gold *	147,898	299,050
Dundee Precious Metals *	149,541	468,011
Eldorado Gold *	167,181	693,481

The accompanying notes are an integral part of the financial statements.
4

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Endeavour Mining *	79,392	$1,122,536
Guyana Goldfields *	174,862	120,890
K92 Mining *	174,100	183,781
Kirkland Lake Gold	46,893	1,509,765
Lundin Gold *	29,700	115,912
New Gold *	601,890	514,551
Novo Resources * (A)	114,893	170,819
OceanaGold	451,736	1,262,658
Osisko Mining *	180,117	372,231
Premier Gold Mines *	215,327	268,919
Pretium Resources *	190,947	1,443,600
Roxgold *	381,676	246,847
Sabina Gold & Silver *	272,634	212,805
SEMAFO *	355,309	940,306
SSR Mining *	131,157	1,503,450
Teranga Gold *	86,241	208,358
Torex Gold Resources *	89,537	852,638
Wesdome Gold Mines *	140,191	440,833
TOTAL CANADA		17,008,690
HONG KONG— 0.5%
Materials — 0.5%
Hengxing Gold Holding	178,300	177,268
INDONESIA— 1.7%
Materials — 1.7%
Aneka Tambang	8,897,300	540,082
TURKEY— 1.1%
Materials — 1.1%
Koza Altin Isletmeleri *	48,341	344,813
UNITED KINGDOM— 10.3%
Materials — 10.3%
Centamin	1,167,363	1,346,817

The accompanying notes are an integral part of the financial statements.
5

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Gold Explorers ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Highland Gold Mining	316,629	$676,946
Hochschild Mining	266,442	646,410
Petropavlovsk *	1,318,829	144,764
SolGold *	982,768	480,442
TOTAL UNITED KINGDOM		3,295,379
UNITED STATES— 9.6%
Materials — 9.6%
Coeur d'Alene Mines *	198,634	717,069
Golden Star Resources * (A)	79,406	320,006
McEwen Mining * (A)	295,618	407,953
Novagold Resources *	252,754	1,011,016
Seabridge Gold *	50,543	609,043
TOTAL UNITED STATES		3,065,087
TOTAL COMMON STOCK
(Cost $35,044,559)		31,995,768

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.350%
(Cost $55,503)	55,503	55,503

REPURCHASE AGREEMENT(B) — 1.5%
Royal Bank of Canada
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $475,898 (collateralized by U.S. Treasury Obligations, ranging in par value $71,417 - $103,573, 2.250%, 04/30/21, with a total market value of $485,709)

(Cost $475,863)	$475,863	475,863
TOTAL INVESTMENTS — 101.5%
(Cost $35,575,925)		$32,527,134

The accompanying notes are an integral part of the financial statements.
6

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Gold Explorers ETF

Percentages are based on Net Assets of $32,057,441.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $498,802.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019 was $531,366.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,995,768	$—	$—	$31,995,768
Short-Term Investment	55,503	—	—	55,503
Repurchase Agreement	—	475,863	—	475,863
Total Investments in Securities	$32,051,271	$475,863	$—	$32,527,134

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
7

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Copper Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA— 7.4%
Materials — 7.4%
Metals X *	823,894	$162,371
OZ Minerals	445,843	3,125,508
Sandfire Resources	250,393	1,240,721
TOTAL AUSTRALIA		4,528,600
CANADA— 27.2%
Materials — 27.2%
Altius Minerals	65,992	627,444
Capstone Mining *	561,877	275,676
ERO Copper *	96,124	1,312,666
First Quantum Minerals	270,263	2,842,865
HudBay Minerals, Cl B	394,949	2,618,901
Ivanhoe Mines, Cl A *	1,037,106	2,513,355
Katanga Mining *	380,186	128,594
Lundin Mining	633,950	3,388,418
Taseko Mines *	344,879	240,995
Teck Resources, Cl B	118,738	2,796,327
TOTAL CANADA		16,745,241
HONG KONG— 14.0%
Materials — 14.0%
Jiangxi Copper, Cl H	1,939,729	2,571,339
Jinchuan Group International Resources (A)	15,685,100	1,459,470
MMG *	3,588,600	1,550,635

The accompanying notes are an integral part of the financial statements.
8

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zijin Mining Group, Cl H	7,737,260	$3,017,821
TOTAL HONG KONG		8,599,265
JAPAN‡— 0.6%
Materials — 0.6%
Nittetsu Mining	9,410	360,769
MEXICO— 5.1%
Materials — 5.1%
Grupo Mexico, Cl B	1,084,095	3,168,015
POLAND— 5.4%
Materials — 5.4%
KGHM Polska Miedz *	124,782	3,352,532
SWEDEN— 5.0%
Materials — 5.0%
Boliden	104,403	3,096,904
UNITED KINGDOM— 22.3%
Materials — 22.3%
Antofagasta	270,872	3,206,338
Central Asia Metals	270,139	804,698
Glencore *	681,937	2,705,683
KAZ Minerals	435,571	3,671,588
SolGold *	1,517,971	742,086
Vedanta ADR	272,242	2,602,633
TOTAL UNITED KINGDOM		13,733,026
UNITED STATES— 12.5%
Materials — 12.5%
Freeport-McMoRan Copper & Gold	228,201	2,809,154
Southern Copper	69,116	2,655,437
Turquoise Hill Resources *	1,501,353	2,252,030

The accompanying notes are an integral part of the financial statements.
9

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$7,716,621
TOTAL COMMON STOCK
(Cost $71,881,856)		61,300,973

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.350%
(Cost $55,408)	55,408	55,408

REPURCHASE AGREEMENT(B) — 0.8%
Royal Bank of Canada
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $475,079 (collateralized by U.S. Treasury Obligations, ranging in par value $71,294 - $103,394, 2.250%, 04/30/21, with a total market value of $484,870)

(Cost $475,044)	$475,044	475,044
TOTAL INVESTMENTS — 100.4%
(Cost $72,412,308)		$61,831,425

Percentages are based on Net Assets of $61,594,831.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $495,863.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019 was $530,452.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt
Cl — Class
The accompanying notes are an integral part of the financial statements.
10

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Copper Miners ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock	$60,940,204	$360,769	$—	$61,300,973
Short-Term Investment	55,408	—	—	55,408
Repurchase Agreement	—	475,044	—	475,044
Total Investments in Securities	$60,995,612	$835,813	$—	$61,831,425

‡   All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 0.6% of Net Assets. Total value of these securities is $360,769.
For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $360,769. All transfers, if any, are recognized at period end.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
11

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Uranium ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 5.6%
Energy — 0.5%
Berkeley Energia *	1,851,603	$456,137
Paladin Energy *	6,233,976	570,411
		1,026,548
Financials — 5.1%
Macquarie Group	126,866	12,027,964
TOTAL AUSTRALIA		13,054,512
CANADA— 43.3%
Energy — 30.6%
Cameco	3,788,710	41,627,367
Denison Mines *	13,660,461	7,413,126
Energy Fuels *	1,989,190	5,929,714
Fission Uranium *	7,928,045	3,182,534
NexGen Energy *	8,495,565	13,388,788
		71,541,529

The accompanying notes are an integral part of the financial statements.
12

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Financials — 5.6%
Uranium Participation * (A)	4,038,475	$13,029,275
Materials — 5.0%
Barrick Gold	891,606	11,341,228
eCobalt Solutions * (A)	1,392,549	320,912
Power Metals *	688,500	61,418
		11,723,558
Real Estate — 2.1%
Aecon Group	351,516	5,004,112
TOTAL CANADA		101,298,474
CHINA— 0.5%
Utilities — 0.5%
CGN Power, Cl H	4,577,086	1,207,659
HONG KONG— 4.4%
Energy — 4.2%
CGN Mining	196,845,752	9,785,332
Industrials — 0.2%
CNNC International *	1,418,815	524,456
TOTAL HONG KONG		10,309,788
JAPAN‡— 13.5%
Industrials — 13.5%
ITOCHU	596,530	10,712,098
Mitsubishi Heavy Industries	275,190	11,417,760
Sumitomo	671,850	9,588,378
TOTAL JAPAN		31,718,236
SOUTH AFRICA— 0.3%
Materials — 0.3%
Sibanye Gold *	832,926	781,436
SOUTH KOREA— 16.9%
Industrials — 16.9%
Daewoo Engineering & Construction *	2,137,228	9,221,101

The accompanying notes are an integral part of the financial statements.
13

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Doosan Heavy Industries & Construction *	394,002	$2,357,637
GS Engineering & Construction	264,642	9,197,847
Hyundai Engineering & Construction	196,138	8,815,002
KEPCO Engineering & Construction	27,395	534,697
Samsung C&T	108,425	9,513,815
TOTAL SOUTH KOREA		39,640,099
UNITED KINGDOM— 12.1%
Industrials — 2.0%
Yellow Cake *	1,637,452	4,589,511
Materials — 10.1%
BHP Group	496,258	11,705,809
Rio Tinto	205,314	11,950,866
		23,656,675
TOTAL UNITED KINGDOM		28,246,186
UNITED STATES— 3.2%
Energy — 3.0%
Uranium Energy * (A)	3,746,088	5,281,984
Ur-Energy *	2,193,229	1,798,448
		7,080,432
Industrials — 0.2%
Graham	24,329	503,610
TOTAL UNITED STATES		7,584,042
TOTAL COMMON STOCK
(Cost $257,251,800)		233,840,432

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.350%
(Cost $716,278)	716,278	716,278

The accompanying notes are an integral part of the financial statements.
14

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.6%
Royal Bank of Canada
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $6,141,532 (collateralized by U.S. Treasury Obligations, ranging in par value $921,646 - $1,336,619, 2.250%, 04/30/21, with a total market value of $6,268,122)

(Cost $6,141,080)	$6,141,080	$6,141,080
TOTAL INVESTMENTS — 102.7%
(Cost $264,109,158)		$240,697,790

Percentages are based on Net Assets of $234,472,656.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $6,528,951.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019 was $6,857,358.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock	$202,122,196	$31,718,236	$—	$233,840,432
Short-Term Investment	716,278	—	—	716,278
Repurchase Agreement	—	6,141,080	—	6,141,080
Total Investments in Securities	$202,838,474	$37,859,316	$—	$240,697,790

‡   All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 13.5% of Net Assets. Total value of these securities is $31,718,236.
For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $31,718,236. All transfers, if any, are recognized at period end.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
15

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Lithium & Battery Tech ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 7.1%
Materials — 7.1%
Altura Mining * (A)	20,155,865	$1,489,601
Galaxy Resources * (A)	7,292,300	7,493,706
ioneer * (A)	22,401,374	3,074,600
Kidman Resources *	6,779,517	6,179,421
Lithium Australia NL *	6,415,112	352,191
Neometals *	8,971,453	1,389,200
Orocobre * (A)	3,758,696	8,809,692
Pilbara Minerals * (A)	25,848,464	11,097,978
TOTAL AUSTRALIA		39,886,389
CANADA— 1.9%
Materials — 1.9%
Advantage Lithium *	1,748,403	643,368
Lithium Americas * (A)	713,805	2,621,318
Millennial Lithium * (A)	1,184,598	1,426,590
Nemaska Lithium * (A)	16,026,416	3,991,116
Neo Lithium *	2,051,230	1,097,893
Standard Lithium * (A)	1,369,418	865,303

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CANADA		$10,645,588
CHILE— 8.3%
Materials — 8.3%
Sociedad Quimica y Minera de Chile ADR (A)	1,309,139	46,657,714
GERMANY— 2.5%
Industrials — 2.5%
Varta *	264,671	11,864,664
Voltabox	125,145	2,201,924
TOTAL GERMANY		14,066,588
HONG KONG— 7.3%
Consumer Discretionary — 5.9%
BYD, Cl H	4,460,938	30,363,536
FDG Electric Vehicles * (A)	398,905,500	2,542,289
		32,905,825
Consumer Staples — 0.1%
Coslight Technology International Group *	2,334,473	684,387
Industrials — 1.3%
Honbridge Holdings *	62,561,600	7,017,387
TOTAL HONG KONG		40,607,599
JAPAN‡— 10.3%
Consumer Discretionary — 4.2%
Panasonic	2,594,520	23,784,556
Industrials — 4.7%
GS Yuasa	1,315,818	26,310,453
Materials — 1.4%
W-Scope (A)	517,500	8,098,788
TOTAL JAPAN		58,193,797

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 11.4%
Information Technology — 5.9%
L&F (A)	269,727	$6,915,485
Samsung SDI	128,111	25,936,953
		32,852,438
Materials — 5.5%
LG Chemical	98,760	30,520,361
TOTAL SOUTH KOREA		63,372,799
SWITZERLAND— 0.3%
Industrials — 0.3%
Leclanche *	960,805	1,716,060
TAIWAN— 6.2%
Industrials — 0.8%
Advanced Lithium Electrochemistry Cayman *	2,450,129	1,577,864
Changs Ascending Enterprise *	753,251	1,411,386
SYNergy ScienTech	846,100	1,615,478
		4,604,728
Information Technology — 5.4%
Dynapack International Technology	2,457,700	3,948,895
Simplo Technology	3,093,280	26,226,962
		30,175,857
TOTAL TAIWAN		34,780,585
UNITED KINGDOM— 0.1%
Materials — 0.1%
Bacanora Lithium * (A)	1,861,077	551,957
UNITED STATES— 44.4%
Consumer Discretionary — 4.5%
Tesla * (A)	104,811	25,017,338
Industrials — 4.7%
EnerSys	344,710	23,850,485

The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Industrials — continued
Ultralife *	195,847	$2,262,033
		26,112,518
Materials — 35.2%
Albemarle	1,109,256	83,260,755
FMC	1,281,290	101,298,787
Livent *	1,190,547	12,834,097
		197,393,639
TOTAL UNITED STATES		248,523,495
TOTAL COMMON STOCK
(Cost $710,411,294)		559,002,571

RIGHTS — 0.0%
TAIWAN — 0.0%
Changs Ascending Enterprise* (D) (E)	31,981	8,176

TOTAL RIGHTS (Cost $–)		8,176

SHORT-TERM INVESTMENT(B)(C) — 1.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.350%
(Cost $8,188,304)	8,188,304	8,188,304

The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 12.5%
Royal Bank of Canada
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $70,208,349 (collateralized by U.S. Treasury Obligations, ranging in par value $10,536,009 - $15,279,868, 2.250%, 04/30/21, with a total market value of $71,655,481)

(Cost $70,203,181)	$70,203,181	$70,203,181
TOTAL INVESTMENTS — 113.8%
(Cost $788,802,779)		$637,402,232

Percentages are based on Net Assets of $560,331,279.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $75,543,976.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019 was $78,391,485.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.
(D)	Security considered illiquid. The total value of such securities as of April 30, 2019 was $8,176 and represented 0.0% of Net Assets.
(E)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2019 was $8,176 and represents 0.0% of Net Assets.

Amounts designated as “–“ are $0 or have been rounded to $0.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3(1)	Total
Common Stock	$500,808,774	$58,193,797	$—	$559,002,571
Rights	—	—	8,176	8,176
Short-Term Investment	8,188,304	—	—	8,188,304
Repurchase Agreement	—	70,203,181	—	70,203,181
Total Investments in Securities	$508,997,078	$128,396,978	$8,176	$637,402,232

‡   All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 10.3% of Net Assets. Total value of these securities is $58,193,797.

The accompanying notes are an integral part of the financial statements.
20

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Lithium & Battery Tech ETF

(1)  A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $58,193,797. All transfers, if any, are recognized at period end.

The accompanying notes are an integral part of the financial statements.
21

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Fertilizers/Potash ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.0%
AUSTRALIA— 7.6%
Materials — 7.6%
Incitec Pivot	195,215	$463,044
Nufarm	113,412	403,914
TOTAL AUSTRALIA		866,958
BELGIUM— 3.1%
Materials — 3.1%
Tessenderlo Group *	9,692	349,751
CANADA— 4.9%
Materials — 4.9%
Nutrien	10,494	566,826
CHILE— 3.9%
Materials — 3.9%
Sociedad Quimica y Minera de Chile ADR	12,671	451,594
GERMANY— 5.2%
Materials — 5.2%
K+S	29,303	593,745
HONG KONG— 2.8%
Materials — 2.8%
China BlueChemical	692,401	235,643
Sinofert Holdings	694,465	85,863
TOTAL HONG KONG		321,506

The accompanying notes are an integral part of the financial statements.
22

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL— 7.2%
Materials — 7.2%
Israel Chemicals	90,218	$477,271
The Israel Corp	1,459	350,995
TOTAL ISRAEL		828,266
JAPAN‡— 1.2%
Materials — 1.2%
Taki Chemical	2,786	132,577
MALAYSIA— 4.8%
Materials — 4.8%
Petronas Chemicals Group	255,100	555,303
NETHERLANDS— 5.4%
Materials — 5.4%
OCI *	21,329	617,903
NORWAY— 5.2%
Materials — 5.2%
Yara International	13,346	600,512
POLAND— 2.5%
Materials — 2.5%
Grupa Azoty	25,934	280,470
RUSSIA— 4.9%
Materials — 4.9%
PhosAgro PJSC GDR	44,155	555,911
SINGAPORE— 5.5%
Consumer Staples — 5.5%
Wilmar International	237,600	635,369
SOUTH AFRICA— 0.8%
Materials — 0.8%
Omnia Holdings	22,120	89,799

The accompanying notes are an integral part of the financial statements.
23

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 1.5%
Materials — 1.5%
KG Chemical	2,700	$33,283
Namhae Chemical	6,700	61,657
Unid	1,850	79,502
TOTAL SOUTH KOREA		174,442
TAIWAN— 3.6%
Materials — 3.6%
All Cosmos Bio-Tech Holding	11,800	21,881
Taiwan Fertilizer	267,197	388,677
TOTAL TAIWAN		410,558
TURKEY— 0.1%
Materials — 0.1%
Gubre Fabrikalari *	30,255	13,532
UNITED KINGDOM— 3.5%
Materials — 3.5%
Sirius Minerals *	1,763,123	400,396
UNITED STATES— 25.3%
Industrials — 5.2%
SiteOne Landscape Supply *	8,909	599,576
Materials — 20.1%
CF Industries Holdings	12,004	537,539
Compass Minerals International	10,822	621,074
Intrepid Potash *	37,664	140,110
Mosaic	15,339	400,502
Rentech Escrow Shares *(A) (B) (C)	7,168	—
Scotts Miracle-Gro, Cl A	7,157	608,488
		2,307,713

The accompanying notes are an integral part of the financial statements.
24

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$2,907,289
TOTAL COMMON STOCK
(Cost $12,033,568)		11,352,707

MASTER LIMITED PARTNERSHIP — 0.9%
UNITED STATES— 0.9%
Materials — 0.9%
CVR Partners	29,388	107,560
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $199,921)		107,560
TOTAL INVESTMENTS — 99.9%
(Cost $12,233,489)		$11,460,267

Percentages are based on Net Assets of $11,467,646.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2019 was $0 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2019 was $0 and represents 0.0% of Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3(1)		Total
Common Stock	$11,220,130	$132,577	$—	^	$11,352,707
Master Limited Partnership	107,560	—	—		107,560
Total Investments in Securities	$11,327,690	$132,577	$—		$11,460,267

The accompanying notes are an integral part of the financial statements.
25

Schedule of Investments		April 30, 2019 (Unaudited)
Global X Fertilizers/Potash ETF

‡   All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 1.2% of Net Assets. Total value of these securities is $132,577.
(1)   A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^ One security with a market value of $0.
For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $132,577. All transfers, if any, are recognized at period end.

The accompanying notes are an integral part of the financial statements.
26

Statements of Assets and Liabilities
April 30, 2019 (unaudited)

	Global X Silver Miners ETF		Global X Gold Explorers ETF		Global X Copper Miners ETF
Assets:
Cost of Investments	$374,008,261		$35,100,062		$71,937,264
Cost of Repurchase Agreement	8,784,758		475,863		475,044
Cost of Foreign Currency	61,939		3,729		5
Investments, at Value	$317,788,661	*	$32,051,271	*	$61,356,381	*
Repurchase Agreement, at Value	8,784,758		475,863		475,044
Cash	234,782		—		82,082
Foreign Currency, at Value	61,941		3,730		10
Receivable for Investment Securities Sold	14,576,488		1,679,643		—
Dividend and Interest Receivable	231,207		41,167		246,747
Unrealized Appreciation on Spot Contracts	6,924		42		—
Reclaim Receivable	6,247		—		—
Total Assets	341,691,008		34,251,716		62,160,264
Liabilities:
Obligation to Return Securities Lending Collateral	9,809,388		531,366		530,452
Payable for Investment Securities Purchased	17,516,933		1,628,586		—
Payable due to Investment Adviser	178,319		17,671		34,981
Cash Overdraft	—		16,652		—
Total Liabilities	27,504,640		2,194,275		565,433
Net Assets	$314,186,368		$32,057,441		$61,594,831
Net Assets Consist of:
Paid-in Capital	$725,721,089		$101,277,151		$100,229,732
Total Distributable Loss	(411,534,721)		(69,219,710)		(38,634,901)
Net Assets	$314,186,368		$32,057,441		$61,594,831
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	12,847,318		1,612,054		2,849,374
Net Asset Value, Offering and Redemption Price Per Share	$24.46		$19.89		$21.62
*Includes Market Value of Securities on Loan	$8,123,653		$498,802		$495,863

The accompanying notes are an integral part of the financial statements.
27

Statements of Assets and Liabilities
April 30, 2019 (unaudited)

	Global X Uranium ETF		Global X Lithium & Battery Tech ETF		Global X Fertilizers/Potash ETF
Assets:
Cost of Investments	$257,968,078		$718,599,598		$12,233,489
Cost of Repurchase Agreement	6,141,080		70,203,181		—
Cost of Foreign Currency	3,138		—		51
Investments, at Value	$234,556,710	*	$567,199,051	*	$11,460,267
Repurchase Agreement, at Value	6,141,080		70,203,181		—
Cash	171,924		430,235		1,371
Foreign Currency, at Value	3,137		—		55
Dividend and Interest Receivable	595,372		1,252,508		—
Reclaim Receivable	—		—		12,483
Total Assets	241,468,223		639,084,975		11,474,176
Liabilities:
Obligation to Return Securities Lending Collateral	6,857,358		78,391,485		—
Payable due to Investment Adviser	138,209		362,211		6,530
Total Liabilities	6,995,567		78,753,696		6,530
Net Assets	$234,472,656		$560,331,279		$11,467,646
Net Assets Consist of:
Paid-in Capital	$715,798,485		$829,341,570		$21,226,145
Total Distributable Loss	(481,325,829)		(269,010,291)		(9,758,499)
Net Assets	$234,472,656		$560,331,279		$11,467,646
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	19,181,666		20,224,628		1,200,000
Net Asset Value, Offering and Redemption Price Per Share	$12.22		$27.71		$9.56
*Includes Market Value of Securities on Loan	$6,528,951		$75,543,976		$—

The accompanying notes are an integral part of the financial statements.
28

Statements of Operations
For the period ended April 30, 2019 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$2,427,673	$109,774	$890,356
Interest Income	11,744	124	1,619
Security Lending Income	86,832	23,277	43,601
Less: Foreign Taxes Withheld	(377,492)	(2,038)	(19,410)
Total Investment Income	2,148,757	131,137	916,166
Supervision and Administration Fees(1)	1,108,647	109,098	217,567
Custodian Fees(2)	36,216	147	538
Total Expenses	1,144,863	109,245	218,105
Net Investment Income	1,003,894	21,892	698,061
Net Realized Gain (Loss) on:
Investments(3)	(21,815,086)	27,069	1,545,228
Foreign Currency Transactions	106,155	2,136	8,559
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(21,708,931)	29,205	1,553,787
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	43,278,652	2,419,147	7,418,993
Foreign Currency Translations	(10,098)	1,923	1,170
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	43,268,554	2,421,070	7,420,163
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	21,559,623	2,450,275	8,973,950
Net Increase in Net Assets Resulting from Operations	$22,563,517	$2,472,167	$9,672,011

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
29

Statements of Operations
For the period ended April 30, 2019 (Unaudited)

	Global X Uranium ETF	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Investment Income:
Dividend Income	$3,677,727	$4,102,892	$103,963
Interest Income	1,095	23,462	181
Security Lending Income	110,401	3,333,581	—
Less: Foreign Taxes Withheld	(280,325)	(418,603)	(7,881)
Total Investment Income	3,508,898	7,041,332	96,263
Supervision and Administration Fees(1)	928,600	2,374,908	41,758
Custodian Fees(2)	53,028	617	587
Total Expenses	981,628	2,375,525	42,345
Net Investment Income	2,527,270	4,665,807	53,918
Net Realized Gain (Loss) on:
Investments(3)	(9,263,251)	(24,897,310)	(302,513)
Foreign Currency Transactions	(43,418)	(134,218)	(1,553)
Net Realized Loss on Investments and Foreign Currency Transactions	(9,306,669)	(25,031,528)	(304,066)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,392,764	(22,693,255)	99,686
Foreign Currency Translations	(5,993)	2,136	(97)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	12,386,771	(22,691,119)	99,589
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	3,080,102	(47,722,647)	(204,477)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,607,372	$(43,056,840)	$(150,559)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
30

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,003,894	$4,301,224	$21,892	$112,224
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(21,708,931)	(42,379,400)	29,205	1,936,343
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	43,268,554	(81,288,665)	2,421,070	(7,289,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,563,517	(119,366,841)	2,472,167	(5,240,707)
Distributions	(4,238,841)	(82,106)	—	—
Capital Share Transactions:
Issued	25,271,239	95,494,629	—	2,224,834
Redeemed	(30,924,983)	(53,186,658)	(2,996,911)	(8,657,732)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,653,744)	42,307,971	(2,996,911)	(6,432,898)
Total Increase (Decrease) in Net Assets	12,670,932	(77,140,976)	(524,744)	(11,673,605)
Net Assets:
Beginning of Period	301,515,436	378,656,412	32,582,185	44,255,790
End of Period	$314,186,368	$301,515,436	$32,057,441	$32,582,185
Share Transactions:
Issued	1,050,000	3,200,000	—	100,000
Redeemed	(1,200,000)	(2,050,000)	(150,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	1,150,000	(150,000)	(300,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
31

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$698,061	$1,351,322	$2,527,270	$707,714
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,553,787	(1,361,347)	(9,306,669)	(99,380,693)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	7,420,163	(21,706,179)	12,386,771	88,132,267
Net Increase (Decrease) in Net Assets Resulting from Operations	9,672,011	(21,716,204)	5,607,372	(10,540,712)
Distributions	(1,633,158)	(1,070,604)	(1,165,779)	(7,648,887)
Capital Share Transactions:
Issued	1,005,450	44,228,816	91,015	147,193,185
Redeemed	(16,247,291)	(19,211,631)	(79,013,314)	(56,268,430)
Increase (Decrease) in Net Assets from Capital Share Transactions	(15,241,841)	25,017,185	(78,922,299)	90,924,755
Total Increase (Decrease) in Net Assets	(7,202,988)	2,230,377	(74,480,706)	72,735,156
Net Assets:
Beginning of Period	68,797,819	66,567,442	308,953,362	236,218,206
End of Period	$61,594,831	$68,797,819	$234,472,656	$308,953,362
Share Transactions:
Issued	50,000	1,800,000	—	10,050,000
Redeemed	(750,000)	(850,000)	(6,400,000)	(4,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(700,000)	950,000	(6,400,000)	5,700,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
32

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X Fertilizers/Potash ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$4,665,807	$9,321,346	$53,918	$214,525
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(25,031,528)	30,593,904	(304,066)	(854,199)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(22,691,119)	(270,563,797)	99,589	107,993
Net Decrease in Net Assets Resulting from Operations	(43,056,840)	(230,648,547)	(150,559)	(531,681)
Distributions	(15,047,326)	(34,929,753)	(207,897)	(111,375)
Capital Share Transactions:
Issued	1,646,477	342,061,242	640	1,546,406
Redeemed	(122,364,068)	(287,400,731)	(1,910,409)	(2,585,054)
Increase (Decrease) in Net Assets from Capital Share Transactions	(120,717,591)	54,660,511	(1,909,769)	(1,038,648)
Total Decrease in Net Assets	(178,821,757)	(210,917,789)	(2,268,225)	(1,681,704)
Net Assets:
Beginning of Period	739,153,036	950,070,825	13,735,871	15,417,575
End of Period	$560,331,279	$739,153,036	$11,467,646	$13,735,871
Share Transactions:
Issued	50,000	8,750,000	—	150,000
Redeemed	(4,200,000)	(8,650,000)	(200,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(4,150,000)	100,000	(200,000)	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
33

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34

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X Silver Miners ETF
2019 (Unaudited)	23.20	0.07	1.49	1.56	(0.30)	—
2018	31.96	0.32	(9.07)	(8.75)	(0.01)	—
2017	40.61	0.20	(7.78)	(7.58)	(1.06)	(0.01)
2016	20.83	0.05	19.80	19.85	(0.07)	—
2015(1)	26.16	0.06	(5.37)	(5.31)	(0.02)	—
2014(1)	38.64	0.09	(12.35)	(12.26)	(0.22)	—
Global X Gold Explorers ETF
2019 (Unaudited)	18.49	0.01	1.39	1.40	—	—
2018	21.46	0.06	(3.03)	(2.97)	—	—
2017	34.95	0.07	(5.51)	(5.44)	(8.05)	—
2016	19.89	(0.06)	17.04	16.98	(1.92)	—
2015(2)	19.28	0.14	0.50	0.64	(0.03)	—
2014(2)	26.96	0.01	(7.69)	(7.68)	—	—
Global X Copper Miners ETF
2019 (Unaudited)	19.38	0.21	2.50	2.71	(0.47)	—
2018	25.61	0.43	(6.23)	(5.80)	(0.43)	—
2017	17.60	0.20	7.93	8.13	(0.12)	—
2016	14.98	0.07	2.69	2.76	(0.14)	—
2015(1)	24.96	0.21	(9.68)	(9.47)	(0.51)	—
2014(1)	29.40	0.45	(4.69)	(4.24)	(0.20)	—

The accompanying notes are an integral part of the financial statements.
35

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.30)	24.46	6.72	314,186	0.67	†	0.59	†	17.81
(0.01)	23.20	(27.40)	301,515	0.65		1.10		25.71
(1.07)	31.96	(18.61)	378,656	0.65		0.56		24.46
(0.07)	40.61	95.69	379,617	0.65		0.17		27.45
(0.02)	20.83	(20.35)	143,756	0.65		0.22		26.75
(0.22)	26.16	(31.85)	170,965	0.65		0.24		24.23

—	19.89	7.57	32,057	0.65	†	0.13	†	11.05
—	18.49	(13.84)	32,582	0.65		0.26		20.31
(8.05)	21.46	(13.61)	44,256	0.66		0.31		84.00
(1.92)	34.95	95.95	72,074	0.66		(0.22)		17.06
(0.03)	19.89	3.36	29,093	0.65		0.70		57.53
—	19.28	28.49	27,714	0.65		0.02		29.94

(0.47)	21.62	14.46	61,595	0.65	†	2.09	†	4.80
(0.43)	19.38	(23.12)	68,798	0.65		1.74		17.00
(0.12)	25.61	46.38	66,567	0.65		0.89		43.58
(0.14)	17.60	18.88	25,504	0.65		0.57		34.73
(0.51)	14.98	(38.64)	18,979	0.65		1.07		29.72
(0.20)	24.96	(14.49)	27,053	0.65		1.59		15.77

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
(2)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
36

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)
Global X Uranium ETF
2019 (Unaudited)	12.08	0.12		0.07	0.19	(0.05)	(0.05)
2018	11.88	0.03		0.48	0.51	(0.31)	(0.31)
2017	12.08	0.16		0.58	0.74	(0.94)	(0.94)
2016	14.94	0.09		(2.68)	(2.59)	(0.27)	(0.27)
2015(1)	23.26	0.15		(7.50)	(7.35)	(0.97)	(0.97)
2014(1)	28.94	0.09		(5.60)	(5.51)	(0.17)	(0.17)
Global X Lithium & Battery Tech ETF
2019 (Unaudited)	30.32	0.21		(2.14)	(1.93)	(0.68)	(0.68)
2018	39.14	0.33		(7.89)	(7.56)	(1.26)	(1.26)
2017	24.02	0.33		15.31	15.64	(0.52)	(0.52)
2016	20.62	0.27		3.18	3.45	(0.05)	(0.05)
2015(1)	24.00	0.08		(3.22)	(3.14)	(0.24)	(0.24)
2014(1)	25.88	0.20		(2.00)	(1.80)	(0.08)	(0.08)
Global X Fertilizers/Potash ETF
2019 (Unaudited)	9.81	0.04		(0.13)	(0.09)	(0.16)	(0.16)
2018	10.28	0.15		(0.55)	(0.40)	(0.07)	(0.07)
2017	8.56	0.14		1.87	2.01	(0.29)	(0.29)
2016	9.98	0.18	‡‡	(1.27)	(1.09)	(0.33)	(0.33)
2015	10.87	0.33		(0.97)	(0.64)	(0.25)	(0.25)
2014	11.73	0.23		(0.90)	(0.67)	(0.19)	(0.19)

The accompanying notes are an integral part of the financial statements.
37

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

12.22	1.61	234,473	0.73	†	1.88	†	10.30
12.08	3.79	308,953	0.72		0.20		54.06
11.88	5.75	236,218	0.69		1.16		11.95
12.08	(17.53)	102,437	0.70		0.71		14.48
14.94	(33.01)	142,056	0.69		0.74		22.37
23.26	(19.18)	212,357	0.69		0.30		20.90

27.71	(6.31)	560,331	0.75	†	1.47	†	5.17
30.32	(20.01)	739,153	0.75		0.96		16.48
39.14	66.46	950,071	0.75		1.02		68.13
24.02	16.76	112,304	0.76		1.21		44.90
20.62	(13.18)	40,731	0.75		0.35		31.14
24.00	(6.97)	50,389	0.75		0.75		43.37

9.56	(0.78)	11,468	0.70	†	0.89	†	8.95
9.81	(3.90)	13,736	0.69		1.40		28.17
10.28	23.99	15,418	0.69		1.46		23.56
8.56	(11.15)	11,125	0.69		2.00	‡‡	25.38
9.98	(6.01)	11,483	0.69		2.97		30.64
10.87	(5.79)	15,761	0.69		1.98		18.79

(1)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡‡
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

The accompanying notes are an integral part of the financial statements.
38

Notes to Financial Statements (unaudited)
April 30, 2019

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2019, the Trust had one hundred investment portfolios, seventy of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF (the “Funds”). Each Fund has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at

39

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2019, there were securities priced using the Fair Value Procedures of $8,176 and $0 in the Global X Lithium & Battery Tech ETF and the Global X Fertilizers/Potash ETF, respectively.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to

40

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2019. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by RBC Capital Markets are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

41

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2019, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Silver Miners ETF
RBC Capital Markets	$8,784,758	$8,784,758	$-	$-
Global X Gold Explorers ETF
RBC Capital Markets	475,863	475,863	-	-
Global X Copper Miners ETF
RBC Capital Markets	475,044	475,044	-	-
Global X Uranium ETF
RBC Capital Markets	6,141,080	6,141,080	-	-
Global X Lithium & Battery Tech ETF
RBC Capital Markets	70,203,181	70,203,181	-	-

(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than

42

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.
If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Funds.
As of and during the period ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

43

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value as of April 30, 2019	Redemption Fee
Global X Silver Miners ETF	50,000	$500	$1,223,000	$500
Global X Gold Explorers ETF	50,000	1,000	994,500	1,000
Global X Copper Miners ETF	50,000	800	1,081,000	800
Global X Uranium ETF	50,000	1,000	611,000	1,000
Global X Lithium & Battery Tech ETF	50,000	1,000	1,385,500	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	478,000	1,000

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group. The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate

44

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure. For the Adviser’s services to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and Administration Fee

Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium & Battery Tech ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as  contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its

45

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$60,747,993	$60,701,206
Global X Gold Explorers ETF	3,712,066	3,845,960
Global X Copper Miners ETF	3,215,057	4,467,095
Global X Uranium ETF	27,850,352	46,907,602
Global X Lithium & Battery Tech ETF	32,760,173	61,457,001
Global X Fertilizers/Potash ETF	1,093,461	1,462,666

For the period ended April 30, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$20,997,251	$25,810,155	$4,312,334
Global X Gold Explorers ETF	-	2,996,568	434,522
Global X Copper Miners ETF	1,005,554	16,243,548	1,912,616
Global X Uranium ETF	-	63,813,990	7,624,009
Global X Lithium & Battery Tech ETF	1,264,268	103,004,886	(10,551,740)
Global X Fertilizers/Potash ETF	-	1,708,420	221,420

46

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

4. INVESTMENT TRANSACTIONS (continued)
For the year ended October 31, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$80,971,887	$45,151,944	$4,271,602
Global X Gold Explorers ETF	2,227,109	8,658,623	1,705,704
Global X Copper Miners ETF	44,128,283	18,523,178	2,549,416
Global X Uranium ETF	142,733,052	48,404,817	7,663,752
Global X Lithium & Battery Tech ETF	285,307,750	234,832,362	42,401,946
Global X Fertilizers/Potash ETF	1,412,309	2,365,619	475,555

During the period ended April 30, 2019, there were no purchases or sales of long-term U.S. Government securities for the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the years ended October 31, 2018 and 2017 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2018	$82,106	$–	$–	$82,106
2017	9,132,632	–	91,018	9,223,650
Global X Gold Explorers ETF
2018	$–	$–	$–	$–
2017	15,400,105	–	–	15,400,105

Global X Copper Miners ETF
2018	$1,070,604	$–	$–	$1,070,604
2017	232,862	–	–	232,862
Global X Uranium ETF
2018	$7,648,887	$–	$–	$7,648,887
2017	9,254,190	–	–	9,254,190
Global X Lithium & Battery Tech ETF
2018	$34,929,753	$–	$–	$34,929,753
2017	2,450,314	–	–	2,450,314
Global X Fertilizers/Potash ETF
2018	$111,375	$–	$–	$111,375
2017	403,740	–	–	403,740

47

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

5. TAX INFORMATION (continued)
As of October 31, 2018, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Undistributed Ordinary Income	$3,488,546	$–	$1,294,214	$488,762
Capital Loss Carryforwards	(306,229,672)	(62,355,426)	(25,827,010)	(416,568,537)
Unrealized Depreciation on Investments and Foreign Currency	(127,118,268)	(9,336,451)	(22,140,950)	(69,687,649)
Other Temporary Differences	(3)	–	(8)	2
Total Accumulated Losses	$(429,859,397)	$(71,691,877)	$(46,673,754)	$(485,767,422)

	Global X Funds
	Global X Lithium & Battery Tech ETF	Global X Fertilizers/ Potash ETF
Undistributed Ordinary Income	$12,853,355	$172,834
Capital Loss Carryforwards	(63,715,702)	(7,461,751)
Unrealized Depreciation on Investments and Foreign Currency	(160,043,773)	(2,111,118)
Other Temporary Differences	(5)	(8)
Total Accumulated Losses	$(210,906,125)	$(9,400,043)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2018, the Funds that had capital loss carryforwards are listed below:

	Global X Funds
Expiration Date	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Uranium ETF	Global X Lithium & Battery Tech ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are

48

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

5. TAX INFORMATION (continued)
characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$48,720,232	$249,075,975	$297,796,207
Global X Gold Explorers ETF	12,848,394	49,376,056	62,224,450
Global X Copper Miners ETF	6,266,356	19,560,654	25,827,010
Global X Uranium ETF	69,107,588	334,755,151	403,862,739
Global X Lithium & Battery Tech ETF	22,282,103	34,104,291	56,386,394
Global X Fertilizers/Potash ETF	864,390	6,597,361	7,461,751

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2019 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Silver Miners ETF	$382,793,019	$6,378,002	$(62,597,602)	$(56,219,600)
Global X Gold Explorers ETF	35,575,925	5,029,956	(8,078,747)	(3,048,791)
Global X Copper Miners ETF	72,412,308	1,556,487	(12,137,370)	(10,580,883)
Global X Uranium ETF	264,109,158	7,341,720	(30,753,088)	(23,411,368)
Global X Lithium & Battery Tech ETF	788,802,779	38,270,388	(189,670,935)	(151,400,547)
Global X Fertilizers/Potash ETF	12,233,489	986,839	(1,760,061)	(773,222)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting

49

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

6. CONCENTRATION OF RISKS (continued)
requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Funds.
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

50

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of April 30, 2019, the value of securities on loan was $8,123,653, $498,802, $495,863, $6,528,951 and $75,543,976 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium & Battery Tech ETF, respectively, and the cash collateral received from securities on loan was $9,809,388, $531,366, $530,452, $6,857,358 and $78,391,485 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium & Battery Tech ETF, respectively.
At April 30, 2019, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X Silver Miners ETF
Citigroup Global Markets	$7,013,121	$7,313,394
Credit Suisse Securities (USA)	795,346	829,400
Goldman Sachs & Co.	-	1,324,000
JPMorgan Securities	315,186	342,594
Global X Gold Explorers ETF
Citigroup Global Markets	$203,112	$206,640
JPMorgan Securities	236,814	257,406
National Financial Services	58,876	67,320
Global X Copper Miners ETF
JPMorgan Securities	$372,193	$400,000
Scotia Capital USA	9,305	10,000
UBS AG London Branch	114,365	120,452

51

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral
Global X Uranium ETF
Barclays Capital	$24,688	$27,675
Credit Suisse Securities (USA)	772	804
JPMorgan Securities	2,490,209	2,668,479
Morgan Stanley & Co.	3,637,658	3,774,120
Scotia Capital USA	375,624	386,280
Global X Lithium & Battery Tech ETF
Barclays Capital	$637,801	$723,141
BNP Paribas Securities	1,140,480	1,176,000
Citigroup Global Markets	1,341,448	1,254,213	(1)
Credit Suisse Securities (USA)	1,806,759	1,879,460
Goldman Sachs & Co.	25,282,261	26,145,579
JPMorgan Securities	2,501,364	2,570,717
Morgan Stanley & Co.	36,299,471	37,925,051
National Financial Services	6,293,718	6,492,476
Scotia Capital USA	238,644	222,569	(1)
UBS AG London Branch	2,030	2,279

 (1) It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

52

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

9. REVERSE SHARE SPLIT
Effective November 18, 2015, each of the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and the Global X Lithium & Battery Tech ETF executed a reverse share split for shareholders of record after the close of markets on November 17, 2015. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:
November 18, 2015:
Fund Name	Ratio
Global X Silver Miners ETF	1:3
Global X Gold Explorers ETF	1:2
Global X Copper Miners ETF	1:3
Global X Uranium ETF	1:2
Global X Lithium & Battery Tech ETF	1:2

10. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
11. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

53

Notes to Financial Statements (unaudited) (concluded)
April 30, 2019

12. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

54

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.

Operating expenses such as these are deducted from Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Funds’ average net assets; this percentage is known as the Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2018 through April 30, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

55

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$1,067.20	0.67%	$3.43
Hypothetical 5% Return	1,000.00	1,021.50	0.67	3.36

Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$1,075.20	0.65%	$3.34
Hypothetical 5% Return	1,000.00	1,021.60	0.65	3.26

Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$1,144.60	0.65%	$3.46
Hypothetical 5% Return	1,000.00	1,021.60	0.65	3.26

Global X Uranium ETF
Actual Fund Return	$1,000.00	$1,016.10	0.73%	$3.65
Hypothetical 5% Return	1,000.00	1,021.20	0.73	3.66

Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$936.90	0.75%	$3.60
Hypothetical 5% Return	1,000.00	1,021.10	0.75	3.76

Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$992.20	0.70%	$3.46
Hypothetical 5% Return	1,000.00	1,021.30	0.70	3.51

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

56

Supplemental Information (unaudited)

NAV, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

57

Notes

Notes

Notes

600 Lexington Avenue, 20th floor
New York, NY 10022
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
600 Lexington Avenue, 20th floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 20036

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-1100

Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI China Energy ETF (ticker: CHIE)
Global X MSCI China Financials ETF (ticker: CHIX)
Global X MSCI China Industrials ETF (ticker: CHII)
Global X MSCI China Materials ETF (ticker: CHIM)
Global X MSCI China Communication Services ETF (ticker: CHIC)
Global X MSCI China Consumer Staples ETF (ticker: CHIS)
Global X MSCI China Health Care ETF (ticker: CHIH)
Global X MSCI China Information Technology ETF (ticker: CHIK)
Global X MSCI China Real Estate ETF (ticker: CHIR)
Global X MSCI China Utilities ETF (ticker: CHIU)
Global X MSCI China Large-Cap 50 ETF (ticker: CHIL)
Global X FTSE Southeast Asia ETF (ticker: ASEA)
Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Nordic Region ETF (ticker: GXF)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X MSCI Next Emerging & Frontier ETF (ticker: EMFM)
Global X MSCI Portugal ETF (ticker: PGAL)
Global X MSCI Pakistan ETF (ticker: PAK)
Global X DAX Germany ETF (ticker: DAX)

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedule of Investments
Global X MSCI China Consumer Discretionary ETF	1
Global X MSCI China Energy ETF	5
Global X MSCI China Financials ETF	7
Global X MSCI China Industrials ETF	12
Global X MSCI China Materials ETF	16
Global X MSCI China Communicatin Services ETF	19
Global X MSCI China Consumer Staples ETF	22
Global X MSCI China Health Care ETF	24
Global X MSCI China Information Technology ETF	26
Global X MSCI China Real Estate ETF	29
Global X MSCI China Utilities ETF	31
Global X MSCI China Large-Cap 50 ETF	34
Global X FTSE Southeast Asia ETF	38
Global X MSCI Colombia ETF	42
Global X MSCI Argentina ETF	46
Global X MSCI Greece ETF	50
Global X MSCI Norway ETF	54
Global X FTSE Nordic Region ETF	59
Global X MSCI Nigeria ETF	63
Global X MSCI Next Emerging & Frontier ETF	65
Global X MSCI Portugal ETF	80
Global X MSCI Pakistan ETF	84
Global X DAX Germany ETF	87
Statements of Assets and Liabilities	91
Statements of Operations	97
Statements of Changes in Net Assets	103
Financial Highlights	115
Notes to Financial Statements	129
Disclosure of Fund Expenses	153
Approval of Investment Advisory Agreement	157
Supplemental Information	162

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 57.5%
Consumer Discretionary — 57.5%
Alibaba Group Holding ADR *	81,524	$15,128,409
Baozun ADR * (A)	62,248	3,019,028
BYD, Cl A	44,494	375,555
China Grand Automotive Services, Cl A	132,053	96,965
China International Travel Service, Cl A	49,358	567,365
China Shipbuilding Industry Group Power, Cl A *	42,148	148,804
Chongqing Changan Automobile, Cl A	94,683	120,087
Ctrip.com International ADR *	273,484	12,046,970
Fuyao Glass Industry Group, Cl A	49,751	185,388
Gree Electric Appliances of Zhuhai, Cl A	75,100	619,182
Guangzhou Automobile Group, Cl A	62,840	116,428
Hangzhou Robam Appliances, Cl A	22,432	97,099
HLA, Cl A	53,703	72,255
Huayu Automotive Systems, Cl A	77,717	271,267
Huazhu Group ADR	157,550	6,680,120
JD.com ADR *	448,601	13,579,152
Liaoning Cheng Da, Cl A	36,300	76,248
Midea Group, Cl A	82,206	638,990
New Oriental Education & Technology Group ADR *	103,618	9,891,374
Oppein Home Group, Cl A	6,225	110,847
Pinduoduo ADR *	202,500	4,501,575

The accompanying notes are an integral part of the financial statements.
1

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Qingdao Haier, Cl A	151,719	$386,654
SAIC Motor, Cl A	194,700	790,786
Shandong Linglong Tyre, Cl A	22,932	58,442
Shenzhen Overseas Chinese Town, Cl A	202,800	239,163
Suning.com, Cl A	231,700	433,755
TAL Education Group ADR *	253,244	9,742,297
TCL, Cl A	331,105	176,327
Vipshop Holdings ADR *	664,451	5,720,923
Wanxiang Qianchao, Cl A	65,272	61,871
Weifu High-Technology Group, Cl A	19,500	59,444
Yum China Holdings	234,596	11,152,694
Zhejiang Semir Garment, Cl A	41,887	69,157
TOTAL CHINA		97,234,621
HONG KONG— 42.5%
Consumer Discretionary — 42.5%
ANTA Sports Products	1,091,396	7,692,941
BAIC Motor, Cl H	2,979,000	2,088,421
Brilliance China Automotive Holdings	4,765,700	5,242,306
BYD, Cl H	803,200	5,467,010
China First Capital Group *	5,519,800	2,321,786
China Travel International Investment Hong Kong	3,678,200	848,592
Dongfeng Motor Group, Cl H	4,289,746	4,161,033
Fuyao Glass Industry Group, Cl H	853,900	2,998,565
Geely Automobile Holdings	3,690,600	7,404,345
GOME Electrical Appliances Holding * (A)	18,193,200	2,087,068
Great Wall Motor, Cl H	5,239,697	4,254,324
Guangzhou Automobile Group, Cl H	4,063,323	4,366,102
Haier Electronics Group	1,688,400	4,831,440
HengTen Networks Group *	37,757,300	1,082,850
Meituan Dianping, Cl B *	563,700	4,095,508
Nexteer Automotive Group	1,480,500	2,317,350

The accompanying notes are an integral part of the financial statements.
2

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shenzhou International Group Holdings	591,262	$7,935,846
Zhongsheng Group Holdings	959,700	2,519,925
TOTAL HONG KONG		71,715,412
TOTAL COMMON STOCK
(Cost $172,615,479)		168,950,033

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $319,119)	319,119	319,119

REPURCHASE AGREEMENT(B) — 1.6%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $2,736,202 (collateralized by U.S. Treasury Obligations, ranging in par value $410,616 - $595,496, 2.250%, 04/30/2021, with a total market value of $2,792,600)

(Cost $2,736,000)	$2,736,000	2,736,000
TOTAL INVESTMENTS — 101.8%
(Cost $175,670,598)		$172,005,152

Percentages are based on Net Assets of $169,025,366.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $2,906,742.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $3,055,119.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
3

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$168,950,033	$—	$—	$168,950,033
Short-Term Investment	319,119	—	—	319,119
Repurchase Agreement	—	2,736,000	—	2,736,000
Total Investments in Securities	$169,269,152	$2,736,000	$—	$172,005,152

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
4

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Energy ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.1%
CHINA— 37.7%
Energy — 37.7%
China Petroleum & Chemical, Cl A	1,300	$1,095
China Shenhua Energy, Cl A	300	876
Guanghui Energy, Cl A	112,400	67,527
Inner Mongolia Yitai Coal, Cl B	88,052	105,398
Kunlun Energy	158,525	167,307
Offshore Oil Engineering, Cl A	97,400	82,789
PetroChina, Cl A	900	989
PetroChina, Cl H	317,863	201,769
Shaanxi Coal Industry, Cl A	69,200	92,592
Shanxi Lu’an Environmental Energy Development, Cl A	74,057	90,632
Shanxi Xishan Coal & Electricity Power, Cl A	92,500	94,404
TOTAL CHINA		905,378
HONG KONG— 62.4%
Energy — 62.4%
Anton Oilfield Services Group	681,200	93,774
China Coal Energy, Cl H	245,041	108,069
China Oilfield Services, Cl H	104,186	111,551
China Petroleum & Chemical, Cl H	246,497	189,459
China Shenhua Energy, Cl H	85,030	187,934
China Suntien Green Energy, Cl H	343,600	98,980
CNOOC	121,485	219,576
Honghua Group *	1,319,300	112,669
Sinopec Kantons Holdings	199,000	88,778
Wison Engineering Services	637,400	94,244
Yanzhou Coal Mining, Cl H	112,625	120,012
Yuan Heng Gas Holdings *	956,600	70,720

The accompanying notes are an integral part of the financial statements.
5

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Energy ETF

Value
COMMON STOCK — continued
TOTAL HONG KONG	$1,495,766
TOTAL INVESTMENTS — 100.1%
(Cost $2,513,117)	$2,401,144

Percentages are based on Net Assets of $2,398,450.

*	Non-income producing security.

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
6

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Financials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 11.2%
Financials — 11.2%
Agricultural Bank of China, Cl A	932,900	$520,334
Anxin Trust, Cl A * (A)	86,600	60,493
Avic Capital, Cl A	144,300	123,724
Bank of Beijing, Cl A	342,000	323,166
Bank of China Ltd., Cl A	21,600	12,464
Bank of Communications, Cl A	636,500	591,061
Bank of Guiyang, Cl A	36,300	74,094
Bank of Hangzhou, Cl A	82,691	108,926
Bank of Jiangsu, Cl A	185,000	201,431
Bank of Nanjing, Cl A	135,484	174,248
Bank of Ningbo, Cl A	84,400	286,706
Bank of Shanghai, Cl A	175,022	328,949
Changjiang Securities, Cl A	87,100	101,813
China CITIC Bank Corp Ltd., Cl A	90,700	84,629
China Construction Bank, Cl A	11,000	12,140
China Everbright Bank CO, Cl A	644,200	398,489
China Life Insurance CO., Cl A	45,702	205,418
China Merchants Bank, Cl A	45,229	231,135
China Merchants Securities, Cl A	93,800	243,918
China Minsheng Banking, Cl A	575,000	545,893
China Pacific Insurance Group, Cl A	100,800	540,989
CITIC Securities, Cl A	159,400	544,792
Dongxing Securities, Cl A	36,300	71,348
Everbright Securities, Cl A	62,057	114,517
First Capital Securities, Cl A	56,500	59,004
Founder Securities, Cl A	132,600	137,296

The accompanying notes are an integral part of the financial statements.
7

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
GF Securities CO Ltd., Cl A *	96,100	$221,816
Guosen Securities, Cl A	64,145	117,419
Guotai Junan Securities CO, Cl A	121,744	340,061
Guoyuan Securities, Cl A	51,900	75,449
Haitong Securities CO Ltd., Cl A	131,600	272,912
Huaan Securities CO Ltd., Cl A	57,700	57,090
Huatai Securities CO Ltd., Cl A	106,900	323,495
Huaxi Securities, Cl A	26,200	40,886
Huaxia Bank, Cl A	207,100	246,385
Hubei Biocause Pharmaceutical, Cl A	63,700	65,389
Industrial & Commercial Bank of China, Cl A	11,600	9,998
Industrial Bank, Cl A	335,500	991,383
Industrial Securities, Cl A	107,600	107,580
New China Life Insurance C, Cl A	34,517	294,159
Noah Holdings ADR *	20,959	1,138,912
Orient Securities, Cl A	96,400	159,731
Ping An Bank, Cl A	2,600	5,342
Ping An Insurance Group of China CO, Cl A	300	3,832
SDIC Capital, Cl A	57,600	118,682
Shanghai Pudong Development Bank, Cl A	476,714	846,470
Shanxi Securities, Cl A	45,400	58,524
Shenwan Hongyuan Group, Cl A	303,700	231,562
Sinolink Securities, Cl A	47,900	72,974
SooChow Securities, Cl A	47,600	79,366
Western Securities, Cl A	57,000	89,881
TOTAL CHINA		12,066,275
HONG KONG— 88.7%
Financials — 88.7%
Agricultural Bank of China, Cl H	8,574,588	3,956,460
Bank of China, Cl H	19,896,434	9,484,878
Bank of Communications CO, Cl H	3,164,971	2,666,589
China Cinda Asset Management, Cl H	4,730,400	1,260,170

The accompanying notes are an integral part of the financial statements.
8

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Citic Bank Corp Ltd., Cl H	3,429,822	$2,198,996
China Construction Bank, Cl H	10,324,726	9,120,039
China Ding Yi Feng Holdings (A) (B)	406,800	1,197,782
China Everbright	592,200	1,077,908
China Everbright Bank CO L, Cl H	2,065,100	1,018,678
China Galaxy Securities, Cl H	2,019,000	1,320,197
China Huarong Asset Management, Cl H	5,792,100	1,240,310
China International Capital, Cl H	686,700	1,473,988
China Life Insurance, Cl H	2,302,840	6,516,309
China Merchants Bank, Cl H	1,009,034	4,996,682
China Minsheng Banking, Cl H	2,540,326	1,907,171
China Pacific Insurance Group, Cl H	886,212	3,631,646
China Reinsurance Group, Cl H	4,543,600	926,627
China Taiping Insurance Holdings	659,730	2,001,373
Chongqing Rural Commercial Bank, Cl H	1,806,700	1,054,718
CITIC Securities CO Ltd., Cl H	895,996	1,936,943
Far East Horizon	1,214,100	1,347,899
GF Securities CO Ltd., Cl H *	820,700	1,108,856
Guotai Junan Securities CO, Cl H	574,500	1,227,295
Haitong Securities CO Ltd., Cl H	1,404,800	1,808,509
Huatai Securities CO Ltd., Cl H	761,800	1,433,218
Industrial & Commercial Bank of China, Cl H	12,054,237	9,049,820
New China Life Insurance C, Cl H	369,211	2,044,793
People’s Insurance Group of China, Cl H	4,004,100	1,638,305
PICC Property & Casualty, Cl H	2,455,763	2,757,702
Ping An Insurance Group of China, Cl H	915,314	11,019,375
Postal Savings Bank of China, Cl H	3,204,400	1,948,274
ZhongAn Online P&C Insurance, Cl H *	249,500	899,999
TOTAL HONG KONG		95,271,509
TOTAL COMMON STOCK
(Cost $105,198,664)		107,337,784

The accompanying notes are an integral part of the financial statements.
9

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Financials ETF

	Number of Rights	Value
RIGHT — 0.0%
Hong Kong — 0.0%
Haitong Securities CO Ltd.# (A)*	50,170	$—

TOTAL RIGHT (Cost $–)		—
TOTAL INVESTMENTS — 99.9%
(Cost $105,198,664)		$107,337,784

Percentages are based on Net Assets of $107,463,843.

*	Non-income producing security.
#	Expiration unavailable.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2019, was $1,258,275 and represents 1.2% of net assets.

(B)	Security considered illiquid. The total value of such securities as of April 30, 2019 was $1,197,782 and represented 1.1% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$106,079,509	$—	$1,258,275	$107,337,784
Right	—	—	—	—
Total Investments in Securities	$106,079,509	$—	$1,258,275	$107,337,784

The accompanying notes are an integral part of the financial statements.
10

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Financials ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2018	$—
Transfers into Level 3	1,258,275
Ending Balance as of April 30, 2019	$1,258,275

For the period ended April 30, 2019, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
11

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Industrials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 59.5%
Industrials — 59.5%
51job ADR *	587	$54,204
AECC Aviation Power, Cl A	900	3,246
Air China, Cl A	1,800	2,710
Air China, Cl H	44,200	52,677
AVIC Aircraft, Cl A	1,200	2,834
AVIC Shenyang Aircraft, Cl A *	100	455
China Avionics Systems, Cl A	1,000	2,270
China Communications Construction, Cl A	1,400	2,559
China Communications Construction, Cl H	104,943	100,992
China Communications Services, Cl H	42,000	33,834
China COSCO Holdings, Cl H *	53,632	24,952
China Eastern Airlines, Cl A *	3,400	3,450
China Gezhouba Group, Cl A	2,200	2,222
China International Marine Containers Group, Cl A	800	1,678
China National Chemical Engineering, Cl A	900	829
China Railway Construction, Cl A	3,700	5,950
China Railway Construction, Cl H	47,801	56,420
China Railway Group, Cl H	90,698	71,445
China Shipbuilding Industry, Cl A	1,200	1,009
China Shipping Development, Cl H	22,500	14,540
China Southern Airlines, Cl A	2,700	3,396
China Southern Airlines, Cl H	45,700	39,843
China Spacesat, Cl A	600	2,052
China State Construction Engineering, Cl A	12,100	11,003
COSCO SHIPPING Development, Cl A	4,500	2,109
COSCO SHIPPING Holdings, Cl A *	2,800	2,380
CRRC	99,053	86,486

The accompanying notes are an integral part of the financial statements.
12

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CRRC, Cl A	7,100	$9,100
Daqin Railway, Cl A	4,800	6,067
Dongfang Electric, Cl A	700	1,242
Fangda Carbon New Material, Cl A	800	2,490
Fosun International	61,000	94,547
Guangshen Railway, Cl A	3,200	1,623
Haitian International Holdings	15,926	39,869
Jiangsu Expressway, Cl H	30,219	42,986
Luxshare Precision Industry, Cl A	1,600	6,192
Metallurgical Corp of China, Cl A	5,700	2,807
Metallurgical Corp of China, Cl H	54,700	15,130
NARI Technology, Cl A	300	887
Power Construction Corp of China, Cl A	3,900	3,089
Sany Heavy Industry, Cl A	3,000	5,452
SF Holding, Cl A	100	491
Shanghai Electric Group, Cl A	1,000	877
Shanghai Electric Group, Cl H	68,871	26,862
Shanghai International Airport, Cl A	500	5,239
Shanghai International Port Group, Cl A	3,400	4,070
Shanghai Tunnel Engineering, Cl A	1,800	1,842
Sinopec Engineering Group, Cl H	28,300	27,343
Sinotrans, Cl H	39,900	16,376
Sinotruk Hong Kong	14,600	31,599
Spring Airlines, Cl A	400	2,493
Suzhou Gold Mantis Construction Decoration, Cl A	1,300	2,059
TBEA, Cl A	1,900	2,179
Tus-Sound Environmental Resources	700	1,167
Weichai Power, Cl A	2,700	4,946
Weichai Power, Cl H	46,396	75,815
XCMG Construction Machinery, Cl A	4,700	3,193
Xiamen C & D, Cl A	1,500	2,143

The accompanying notes are an integral part of the financial statements.
13

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xinjiang Goldwind Science & Technology, Cl A	1,547	$2,653
Zhejiang Chint Electrics, Cl A	700	2,632
Zhejiang Expressway, Cl H	35,640	38,205
Zhengzhou Yutong Bus, Cl A	900	1,909
Zhuzhou CRRC Times Electric, Cl H	13,123	66,573
Zoomlion Heavy Industry Science and Technology, Cl A	3,600	2,643
ZTO Express Cayman ADR *	6,943	138,374
TOTAL CHINA		1,278,709
HONG KONG— 40.4%
Industrials — 40.4%
AviChina Industry & Technology, Cl H	52,990	31,137
Beijing Capital International Airport, Cl H	42,231	37,572
BOC Aviation	4,670	40,180
CAR *	13,200	10,684
China Conch Venture Holdings	38,300	129,369
China Eastern Airlines, Cl H *	27,900	19,808
China Everbright International	80,750	79,048
China Merchants Holdings International	32,131	64,873
China State Construction International Holdings	49,410	51,202
Citic Pacific	128,800	187,485
COSCO Pacific	42,030	41,894
Country Garden Services Holdings	26,600	49,163
Fullshare Holdings *	163,000	18,283
Greentown Service Group	18,600	16,050
Shanghai Industrial Holdings	12,439	29,237
Shenzhen International Holdings	21,706	46,813
Xinjiang Goldwind Science & Technology, Cl H	12,971	14,153

The accompanying notes are an integral part of the financial statements.
14

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Industrials ETF

Value
COMMON STOCK — continued
TOTAL HONG KONG	$866,951
TOTAL INVESTMENTS — 99.9%
(Cost $2,482,702)	$2,145,660

Percentages are based on Net Assets of $2,148,060.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
15

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Materials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 78.3%
Materials — 78.3%
Aluminum Corp of China, Cl A *	11,300	$6,990
Aluminum Corp of China, Cl H *	284,539	111,344
Angang Steel, Cl A	17,700	14,073
Angang Steel, Cl H	93,724	62,957
Anhui Conch Cement, Cl A	500	2,963
Anhui Conch Cement, Cl H	39,200	239,086
Baoshan Iron & Steel, Cl A	31,200	33,184
BBMG, Cl A	30,500	17,781
BBMG, Cl H	207,540	73,012
China Hongqiao Group	158,400	130,428
China Molybdenum, Cl A	4,000	2,498
China Molybdenum, Cl H	251,954	94,739
China National Building Material, Cl H	281,000	261,107
China Northern Rare Earth Group High-Tech, Cl A	11,600	17,672
China Zhongwang Holdings	144,900	79,049
Hengli Petrochemical, Cl A	7,800	20,573
Hesteel, Cl A	36,700	17,421
Inner Mongolia BaoTou Steel Union, Cl A	90,500	22,822
Jiangxi Copper, Cl A	1,200	2,729
Jiangxi Copper, Cl H	83,691	110,942
Jiangxi Ganfeng Lithium, Cl A	4,300	15,717
Jinduicheng Molybdenum, Cl A	11,600	11,443
Maanshan Iron & Steel, Cl A	25,800	13,319
Maanshan Iron & Steel, Cl H	127,025	58,450
Real Gold Mining *(A) (B) (C)	97,864	—
Rongsheng Petro Chemical, Cl A	10,800	21,164
Shandong Gold Mining, Cl A	5,000	21,635

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	15,400	$11,605
Sinopec Shanghai Petrochemical, Cl A	6,400	4,870
Sinopec Shanghai Petrochemical, Cl H	261,150	118,169
Tianqi Lithium, Cl A	3,800	16,702
Tongling Nonferrous Metals Group, Cl A	45,500	16,874
Zhaojin Mining Industry	89,684	77,162
Zhejiang Huayou Cobalt, Cl A	3,100	13,373
Zhejiang Longsheng Group, Cl A	12,300	37,057
Zhongjin Gold, Cl A	14,400	16,961
Zijin Mining Group, Cl A	20,500	10,096
Zijin Mining Group, Cl H	452,459	176,476
TOTAL CHINA		1,962,443
HONG KONG— 21.7%
Materials — 21.7%
China Lumena New Materials *(A) (B) (C)	1,950	—
China Oriental Group	82,500	50,580
China Resources Cement Holdings	187,700	187,810
Lee & Man Paper Manufacturing	119,800	97,118
MMG *	202,200	87,371
Nine Dragons Paper Holdings	131,370	121,400
TOTAL HONG KONG		544,279
TOTAL INVESTMENTS — 100.0%
(Cost $2,746,577)		$2,506,722

Percentages are based on Net Assets of $2,506,752.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2019 was $0 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2019, was $0 and represents 0.0% of net assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Materials ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,506,722	$—	$—	$2,506,722
Total Investments in Securities	$2,506,722	$—	$—	$2,506,722

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2019, there have been no transfers between Level , Level 2 or Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Communication Services ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.5%
CHINA— 77.0%
Communication Services — 76.9%
58.com ADR *	17,357	$1,246,059
Autohome ADR *	14,930	1,724,266
Baidu ADR *	13,878	2,306,940
China Film, Cl A	99,381	265,950
China South Publishing & Media Group, Cl A	95,072	176,147
China Telecom, Cl H	2,125,600	1,099,999
China United Network Communications, Cl A	1,131,700	1,119,739
Chinese Universe Publishing and Media Group, Cl A	72,750	152,811
CITIC Guoan Information Industry, Cl A *	206,700	143,191
Giant Network Group, Cl A	71,600	203,608
iQIYI ADR * (A)	54,073	1,195,554
Momo ADR *	39,251	1,376,533
NetEase ADR	9,814	2,792,377
Perfect World, Cl A	46,440	194,681
Shanghai Oriental Pearl Group, Cl A	183,000	308,111
SINA *	19,518	1,228,463
Tencent Holdings	54,405	2,690,639
Tencent Music Entertainment Group ADR * (A)	38	654
Weibo ADR *	18,340	1,256,290
Wuhu Shunrong Sanqi Interactive, Cl A	93,851	190,451

The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
YY ADR *	17,150	$1,451,061
		21,123,524
Information Technology — 0.1%
Coolpad Group * (B) (C)	777,435	14,270
TOTAL CHINA		21,137,794
HONG KONG— 22.5%
Communication Services — 22.5%
Alibaba Pictures Group *	6,249,900	1,402,073
China Literature *	200	908
China Mobile	220,700	2,102,802
China Tower, Cl H	4,901,900	1,324,601
China Unicom Hong Kong	1,128,300	1,338,934
		6,169,318
Information Technology — 0.0%
National Agricultural Holdings * (B) (C)	204,200	4,646
TOTAL HONG KONG		6,173,964
TOTAL COMMON STOCK
(Cost $24,918,808)		27,311,758

SHORT-TERM INVESTMENT(D)(E) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $74,013)	74,013	74,013

The accompanying notes are an integral part of the financial statements.
20

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Communication Services ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 2.3%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $634,601 (collateralized by U.S. Treasury Obligations, ranging in par value $95,233 - $138,112, 2.250%, 04/30/2021, with a total market value of $647,681)

(Cost $634,554)	$634,554	$634,554
TOTAL INVESTMENTS — 102.1%
(Cost $25,627,375)		$28,020,325

Percentages are based on Net Assets of $27,431,378.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $696,269.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2019 was $18,916 and represented 0.1% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2019, was $18,916 and represents 0.1% of net assets.

(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $708,567.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$27,292,842	$—	$18,916	$27,311,758
Short-Term Investment	74,013	—	—	74,013
Repurchase Agreement	—	634,554	—	634,554
Total Investments in Securities	$27,366,855	$634,554	$18,916	$28,020,325

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2019, there have been no transfers between Level , Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
21

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Consumer Staples ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 52.8%
Consumer Staples — 52.8%
Beijing Dabeinong Technology Group, Cl A	10,200	$11,545
Foshan Haitian Flavouring & Food, Cl A	5,100	67,544
Henan Shuanghui Investment & Development, Cl A	6,740	27,825
Hengan International Group	19,100	168,349
Inner Mongolia Yili Industrial Group, Cl A	14,900	68,518
Jiangsu Yanghe Brewery Joint-Stock, Cl A	3,600	62,833
Kweichow Moutai, Cl A	700	101,139
Luzhou Laojiao, Cl A	3,600	41,590
Muyuan Foodstuff, Cl A	4,300	40,887
New Hope Liuhe, Cl A	10,300	26,448
Shanxi Xinghuacun Fen Wine Factory, Cl A	2,110	17,975
Tongwei, Cl A	9,500	20,110
Tsingtao Brewery, Cl A	1,200	9,078
Tsingtao Brewery, Cl H	15,400	98,147
Want Want China Holdings	185,200	146,831
Wuliangye Yibin, Cl A	6,500	98,697
Yonghui Superstores, Cl A	23,500	34,058
TOTAL CHINA		1,041,574
HONG KONG— 47.2%
Consumer Staples — 47.2%
China Agri-Industries Holdings	202,900	65,432
Consumer Staples — continued
China Mengniu Dairy	46,800	172,993
China Resources Beer Holdings	38,500	175,929
Dali Foods Group	108,600	77,241

The accompanying notes are an integral part of the financial statements.
22

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Consumer Staples ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Staples — continued
Sun Art Retail Group	72,400	$63,214
Tingyi Cayman Islands Holding	109,700	180,376
Uni-President China Holdings	82,700	75,685
Yihai International Holding	23,540	116,119
TOTAL HONG KONG		926,989
TOTAL COMMON STOCK
(Cost $1,541,342)		1,968,563

U.S. TREASURY OBLIGATION — 10.1%
United States Treasury Bill
2.381%, 05/07/19(A)
(Cost $199,921)	$200,000	199,921
TOTAL INVESTMENTS — 110.1%
(Cost $1,741,263)		$2,168,484

Percentages are based on Net Assets of $1,969,800.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,968,563	$—	$—	$1,968,563
U.S. Treasury Obligation	—	199,921	—	199,921
Total Investments in Securities	$1,968,563	$199,921	$—	$2,168,484

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
23

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Health Care ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 12.4%
Health Care — 12.4%
Beijing Tongrentang, Cl A	2,640	$12,207
China Resources Sanjiu Medical & Pharmaceutical, Cl A	400	1,750
Dong-E-E-Jiao, Cl E	1,300	8,445
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	2,700	18,220
Huadong Medicine, Cl A	2,800	14,496
Jiangsu Hengrui Medicine, Cl A	3,600	35,112
Jointown Pharmaceutical Group, Cl A	3,600	8,384
Kangmei Pharmaceutical, Cl A	7,200	10,189
Meinian Onehealth Healthcare Holdings, Cl A	6,000	13,627
Shandong Buchang Pharmaceuticals, Cl A	1,700	8,047
Shanghai Fosun Pharmaceutical Group, Cl A	1,500	6,475
Shanghai Pharmaceuticals Holding, Cl A	1,200	3,503
Shenzhen Salubris Pharmaceuticals, Cl A	1,700	6,067
Sichuan Kelun Pharmaceutical, Cl A	2,800	11,921
Tasly Pharmaceutical Group, Cl A	2,900	9,430
Tonghua Dongbao Pharmaceutical, Cl A	3,900	9,141
Yunnan Baiyao Group, Cl A	1,510	19,823
Zhangzhou Pientzehuang Pharmaceutical, Cl A	900	15,393
TOTAL CHINA		212,230
HONG KONG— 87.5%
Health Care — 87.5%
3SBio	43,900	81,137
Alibaba Health Information Technology *	119,800	143,233
China Medical System Holdings	46,900	41,547
China Resources Pharmaceutical Group	50,000	71,124

The accompanying notes are an integral part of the financial statements.
24

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
China Traditional Chinese Medicine Holdings	86,500	$49,064
CSPC Pharmaceutical Group	80,800	155,721
Genscript Biotech *	30,700	78,262
Hutchison China MediTech ADR *	1,800	54,144
Luye Pharma Group	47,100	42,625
Shandong Weigao Group Medical Polymer, Cl H	76,900	75,475
Shanghai Fosun Pharmaceutical Group, Cl H	18,500	63,550
Shanghai Pharmaceuticals Holding, Cl H	30,400	63,626
Sihuan Pharmaceutical Holdings Group	171,800	46,205
Sino Biopharmaceutical	163,200	156,848
Sinopharm Group, Cl H	31,900	125,235
SSY Group	59,300	56,009
Tong Ren Tang Technologies, Cl H	24,700	34,254
Wuxi Biologics Cayman *	16,440	165,335
TOTAL HONG KONG		1,503,394
TOTAL INVESTMENTS — 99.9%
(Cost $1,500,412)		$1,715,624

Percentages are based on Net Assets of $1,717,614.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
25

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Information Technology ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 47.6%
Information Technology — 47.6%
360 Security Technology, Cl A	2,600	$8,813
Aisino, Cl A	3,800	14,363
Beijing Shiji Information Technology, Cl A	1,800	8,315
BOE Technology Group, Cl A	34,600	18,477
DHC Software, Cl A	6,400	7,472
Focus Media Information Technology, Cl A	17,800	16,107
Foxconn Industrial Internet, Cl A	2,000	4,575
GDS Holdings ADR *	2,432	95,164
GoerTek, Cl A	6,700	10,595
Guangzhou Haige Communications Group, Cl A	4,700	6,470
Hangzhou Hikvision Digital Technology, Cl A	6,900	33,450
Hengtong Optic-electric, Cl A	3,900	11,617
Hundsun Technologies, Cl A	1,300	16,016
Iflytek *	3,500	16,775
Kingdee International Software Group	74,300	90,916
Kingsoft *	34,300	87,658
LONGi Green Energy Technology, Cl A	5,850	19,699
Ninestar, Cl A	1,500	5,819
O-film Tech, Cl A *(A)	5,500	9,355
Sanan Optoelectronics, Cl A	7,400	14,336
Shanghai 2345 Network Holding Group, Cl A	9,100	7,546
Tianma Microelectronics, Cl A	4,200	8,760
Travelsky Technology, Cl H	25,800	66,264
Tunghsu Optoelectronic Technology, Cl A	11,300	10,342
Unisplendour, Cl A	1,400	8,104
Xiaomi, Cl B *	107,600	164,855

The accompanying notes are an integral part of the financial statements.
26

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Yonyou Network Technology, Cl A	2,800	$13,113
Zhejiang Dahua Technology, Cl A	6,200	15,194
ZTE, Cl A *	2,400	11,446
ZTE, Cl H *	27,000	85,693
TOTAL CHINA		887,309
HONG KONG— 52.2%
Information Technology — 52.2%
AAC Technologies Holdings	22,900	147,989
BYD Electronic International	31,400	56,113
China Railway Signal & Communication, Cl H	64,800	47,574
Hua Hong Semiconductor	20,300	47,972
Kingboard Holdings	27,400	89,233
Kingboard Laminates Holdings	47,000	49,304
Legend Holdings, Cl H	950	2,585
Lenovo Group	203,700	188,760
Meitu *	75,600	27,752
Semiconductor Manufacturing International *	73,600	78,710
Sunny Optical Technology Group	13,710	167,151
Xinyi Solar Holdings	132,800	75,664
TOTAL HONG KONG		978,807
TOTAL INVESTMENTS — 99.8%
(Cost $1,662,720)		$1,866,116

Percentages are based on Net Assets of $1,869,350.

*	Non-income producing security.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2019, was $9,355 and represents 0.5% of net assets.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
27

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Information Technology ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,856,761	$—	$9,355	$1,866,116
Total Investments in Securities	$1,856,761	$—	$9,355	$1,866,116

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
28

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Real Estate ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 30.8%
Real Estate — 30.8%
China Fortune Land Development, Cl A	3,000	$13,983
China Merchants Shekou Industrial Zone Holdings, Cl A	5,000	16,317
China Vanke, Cl A	200	857
Country Garden Holdings	107,800	173,680
Financial Street Holdings, Cl A	3,100	3,785
Gemdale, Cl A	4,800	8,637
Greenland Holdings Group, Cl A	8,600	9,530
Greentown China Holdings	27,000	24,435
Jinke Properties Group, Cl A	5,600	6,322
Kaisa Group Holdings	66,900	28,396
Longfor Group Holdings	24,400	89,882
Poly Developments and Holdings Group, Cl A	8,200	16,409
RiseSun Real Estate Development, Cl A	4,600	7,062
Seazen Holdings, Cl A	2,400	14,105
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	23,500	35,579
Shimao Property Holdings	24,400	74,331
Shui On Land	103,400	25,173
Xinhu Zhongbao, Cl A	9,100	4,779
Youngor Group, Cl A	3,800	5,378
Zhejiang China Commodities City Group, Cl A	5,700	3,636
TOTAL CHINA		562,276
HONG KONG— 69.1%
Real Estate — 69.1%
Agile Group Holdings	35,400	53,515
China Evergrande Group	47,600	152,591

The accompanying notes are an integral part of the financial statements.
29

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
China Jinmao Holdings Group	112,400	$72,780
China Overseas Land & Investment	39,400	147,397
China Resources Land	38,600	168,021
China Vanke, Cl H	18,700	72,341
CIFI Holdings Group	77,900	51,731
Future Land Development Holdings	43,000	51,246
Guangzhou R&F Properties	22,500	44,682
Jiayuan International Group	39,300	17,583
KWG Group Holdings	33,100	38,731
Logan Property Holdings	31,600	50,348
Shenzhen Investment	87,700	34,877
Sino-Ocean Group Holding	74,800	33,561
SOHO China	60,400	21,865
Sunac China Holdings	36,500	188,191
Yuexiu Property	172,000	39,901
Yuzhou Properties	49,400	26,068
TOTAL HONG KONG		1,265,429
TOTAL INVESTMENTS — 99.9%
(Cost $1,506,466)		$1,827,705

Percentages are based on Net Assets of $1,828,704.

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
30

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Utilities ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 42.1%
Utilities — 42.1%
Beijing Capital, Cl A	11,100	$6,438
CGN Power, Cl H	263,800	69,603
China Longyuan Power Group, Cl H	94,200	64,838
China National Nuclear Power, Cl A	20,500	18,033
China Yangtze Power, Cl A	25,400	63,564
Datang International Power Generation, Cl H	260,300	67,353
ENN Energy Holdings	14,340	135,442
GD Power Development, Cl A	38,700	15,558
Huadian Power International, Cl A	13,300	8,188
Huadian Power International, Cl H	137,900	58,884
Huaneng Power International, Cl A	1,200	1,202
Huaneng Power International, Cl H	108,200	69,233
Hubei Energy Group, Cl A	8,400	4,997
SDIC Power Holdings, Cl A	13,400	16,081
Shenergy, Cl A	8,900	7,393
Shenzhen Energy Group, Cl A	6,400	5,725
Sichuan Chuantou Energy, Cl A	8,600	11,303
Zhejiang Zheneng Electric Power, Cl A	17,800	12,516
TOTAL CHINA		636,351
HONG KONG— 57.6%
Utilities — 57.6%
Beijing Enterprises Holdings	12,200	64,923
Beijing Enterprises Water Group	116,100	72,069
China Gas Holdings	43,200	139,037
China Power International Development	270,300	72,007
China Resources Gas Group	33,200	153,613

The accompanying notes are an integral part of the financial statements.
31

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Utilities ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Utilities — continued
China Resources Power Holdings	69,600	$97,407
Guangdong Investment	73,000	136,781
Huaneng Renewables, Cl H	230,100	66,284
Towngas China *	86,000	68,402
TOTAL HONG KONG		870,523
TOTAL COMMON STOCK
(Cost $1,511,201)		1,506,874

RIGHT — 0.0%
China — 0.0%
China National Nuclear Power# (A) (B)*	103	—

TOTAL RIGHT (Cost $–)		—
TOTAL INVESTMENTS — 99.7%
(Cost $1,511,201)		$1,506,874

Percentages are based on Net Assets of $1,511,200.

*	Non-income producing security.
#	Expiration unavailable.
(A)	Security considered illiquid. The total value of such securities as of April 30, 2019 was $0 and represented 0.0% of Net Assets.
(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2019, was $0 and represents 0.0% of net assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.
32

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Utilities ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,506,874	$—	$—	$1,506,874
Total Investments in Securities	$1,506,874	$—	$—	$1,506,874

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
33

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Large-Cap 50 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 52.0%
Communication Services — 15.3%
Baidu ADR *	648	$107,717
NetEase ADR	215	61,174
Tencent Holdings	5,640	278,931
		447,822
Consumer Discretionary — 18.6%
Alibaba Group Holding ADR *	1,470	272,787
Ctrip.com International ADR *	1,125	49,556
JD.com ADR *	1,779	53,850
Midea Group, Cl A	2,200	17,101
New Oriental Education & Technology Group ADR *	424	40,476
SAIC Motor, Cl A	5,100	20,714
TAL Education Group ADR *	1,018	39,162
Yum China Holdings	1,127	53,578
		547,224
Consumer Staples — 5.1%
Kweichow Moutai, Cl A	779	112,553

The accompanying notes are an integral part of the financial statements.
34

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Wuliangye Yibin, Cl A	2,550	$38,720
		151,273
Energy — 1.4%
PetroChina, Cl H	62,700	39,800
Financials — 5.5%
Bank of Communications, Cl A	25,500	23,680
China Minsheng Banking, Cl A	23,200	22,026
CITIC Securities, Cl A	6,600	22,557
Industrial Bank, Cl A	13,200	39,005
Ping An Bank, Cl A	11,300	23,216
Shanghai Pudong Development Bank, Cl A	18,700	33,204
		163,688
Health Care — 1.0%
Jiangsu Hengrui Medicine, Cl A	2,880	28,090
Industrials — 1.4%
China State Construction Engineering, Cl A	27,100	24,643
CRRC, Cl A	13,400	17,174
		41,817
Information Technology — 1.0%
Hangzhou Hikvision Digital Technology, Cl A	6,000	29,086
Real Estate — 1.9%
China Vanke, Cl A	6,300	26,990
Country Garden Holdings	18,700	30,128
		57,118
Utilities — 0.8%
China Yangtze Power, Cl A	9,500	23,774
TOTAL CHINA		1,529,692
HONG KONG— 48.0%
Communication Services — 5.3%
China Mobile	14,060	133,962

The accompanying notes are an integral part of the financial statements.
35

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
China Tower, Cl H	86,700	$23,428
		157,390
Consumer Discretionary — 2.2%
Geely Automobile Holdings	14,800	29,693
Shenzhou International Group Holdings	2,700	36,239
		65,932
Consumer Staples — 1.3%
China Mengniu Dairy	10,300	38,073
Energy — 5.4%
China Petroleum & Chemical, Cl H	68,700	52,803
China Shenhua Energy, Cl H	12,300	27,186
CNOOC	45,200	81,695
		161,684
Financials — 25.2%
Agricultural Bank of China, Cl H	82,500	38,067
Bank of China, Cl H	195,000	92,959
China Construction Bank, Cl H	212,200	187,441
China Life Insurance, Cl H	21,350	60,414
China Merchants Bank, Cl H	11,450	56,700
China Pacific Insurance Group, Cl H	8,550	35,037
Industrial & Commercial Bank of China, Cl H	161,100	120,947
Ping An Insurance Group of China, Cl H	12,190	146,754
		738,319
Health Care — 1.0%
CSPC Pharmaceutical Group	15,450	29,776
Industrials — 1.0%
Citic Pacific	20,800	30,277
Information Technology — 0.9%
Sunny Optical Technology Group	2,240	27,310
Real Estate — 5.7%
China Evergrande Group	10,400	33,339
The accompanying notes are an integral part of the financial statements.
36

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
China Overseas Land & Investment	12,000	$44,893
China Resources Land	9,400	40,917
Sunac China Holdings	9,050	46,660
		165,809
TOTAL HONG KONG		1,414,570
TOTAL INVESTMENTS — 100.0%
(Cost $2,630,044)		$2,944,262

Percentages are based on Net Assets of $2,944,594.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
37

Schedule of Investments	April 30, 2019 (Unaudited)
Global X FTSE Southeast Asia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
INDONESIA— 20.2%
Communication Services — 3.0%
Telekomunikasi Indonesia Persero	2,518,300	$669,779
Consumer Discretionary — 2.7%
Astra International	1,102,381	589,871
Consumer Staples — 2.1%
Gudang Garam	25,000	148,202
Hanjaya Mandala Sampoerna	477,300	117,231
Unilever Indonesia	61,776	197,250
		462,683
Financials — 12.4%
Bank Central Asia	523,596	1,056,378
Bank Mandiri *	1,008,780	546,865
Bank Negara Indonesia Persero *	398,600	268,531
Bank Rakyat Indonesia Persero *	2,871,100	880,470
		2,752,244
TOTAL INDONESIA		4,474,577

The accompanying notes are an integral part of the financial statements.
38

Schedule of Investments	April 30, 2019 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
MALAYSIA— 17.9%
Communication Services — 2.0%
Axiata Group	239,288	$229,767
DiGi.com	197,300	219,514
		449,281
Consumer Staples — 1.1%
Sime Darby Plantation	193,796	241,864
Financials — 9.4%
CIMB Group Holdings	363,475	463,300
Malayan Banking	316,931	709,061
Public Bank	167,199	909,899
		2,082,260
Health Care — 1.0%
IHH Healthcare	161,280	216,886
Materials — 1.5%
Petronas Chemicals Group	152,624	332,233
Utilities — 2.9%
Tenaga Nasional	214,545	637,226
TOTAL MALAYSIA		3,959,750
PHILIPPINES— 4.4%
Financials — 1.1%
Ayala	13,380	232,104
Real Estate — 3.3%
Ayala Land	373,760	351,078
SM Prime Holdings	487,100	387,437
		738,515
TOTAL PHILIPPINES		970,619
SINGAPORE— 31.6%
Communication Services — 4.3%
Singapore Telecommunications	404,004	940,856

The accompanying notes are an integral part of the financial statements.
39

Schedule of Investments	April 30, 2019 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.6%
Jardine Cycle & Carriage	5,418	$141,381
Consumer Staples — 1.3%
Wilmar International	104,751	280,116
Financials — 22.9%
DBS Group Holdings	98,283	2,039,740
Oversea-Chinese Banking	181,066	1,609,535
United Overseas Bank	69,597	1,422,924
		5,072,199
Industrials — 0.9%
Singapore Airlines	27,343	194,446
Real Estate — 1.6%
CapitaLand	135,618	351,698
TOTAL SINGAPORE		6,980,696
THAILAND— 25.7%
Communication Services — 1.6%
Advanced Info Service NVDR	60,961	362,806
Consumer Staples — 3.1%
CP ALL NVDR	283,273	687,664
Energy — 6.8%
PTT NVDR	776,440	1,185,636
PTT Exploration & Production NVDR	74,510	311,577
		1,497,213
Financials — 6.1%
Bangkok Bank	8,200	52,141
Bangkok Bank NVDR	17,611	111,982
Kasikornbank NVDR	109,208	653,367
Siam Commercial Bank NVDR	131,231	538,489
		1,355,979
Health Care — 1.7%
Bangkok Dusit Medical Services NVDR	477,000	381,002

The accompanying notes are an integral part of the financial statements.
40

Schedule of Investments	April 30, 2019 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.3%
Airports of Thailand NVDR	234,000	$502,083
Materials — 4.1%
PTT Global Chemical NVDR	109,600	236,022
Siam Cement NVDR	45,626	660,273
		896,295
TOTAL THAILAND		5,683,042
TOTAL INVESTMENTS — 99.8%
(Cost $21,350,518)		$22,068,684

Percentages are based on Net Assets of $22,123,856.

*	Non-income producing security.

NVDR — Non-Voting Depositary Receipt

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
41

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Colombia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 88.4%
CHILE— 3.7%
Energy — 1.7%
Empresas COPEC	110,053	$1,376,310
Utilities — 2.0%
Enel Americas	9,428,424	1,648,671
TOTAL CHILE		3,024,981
COLOMBIA— 83.8%
Consumer Staples — 7.6%
Almacenes Exito	602,276	2,699,036
Grupo Nutresa	421,203	3,488,763
		6,187,799
Energy — 15.1%
Canacol Energy *	612,636	1,821,695
Ecopetrol ADR	567,110	10,485,864
		12,307,559
Financials — 40.6%
Banco de Bogota	102,930	2,191,191
BanColombia	491,820	5,988,907

The accompanying notes are an integral part of the financial statements.
42

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BanColombia ADR	260,796	$13,227,573
Financiera Colombiana *	360,674	2,804,598
Grupo Aval Acciones y Valores ADR	429,090	3,372,648
Grupo de Inversiones Suramericana	506,003	5,629,901
		33,214,818
Materials — 7.8%
Cementos Argos	1,053,840	2,628,412
Cemex Latam Holdings *	784,617	1,180,951
Grupo Argos	449,267	2,554,862
		6,364,225
Utilities — 12.7%
Celsia ESP	1,856,079	2,569,920
Grupo Energia Bogota ESP	5,649,506	3,893,682
Interconexion Electrica	798,982	3,906,508
		10,370,110
TOTAL COLOMBIA		68,444,511
UNITED STATES— 0.9%
Materials — 0.9%
Tecnoglass (A)	104,296	748,845
TOTAL COMMON STOCK
(Cost $71,109,786)		72,218,337

PREFERRED STOCK(B) — 11.3%
COLOMBIA— 11.3%
Financials — 8.0%
Banco Davivienda	304,258	3,761,379
Grupo Aval Acciones y Valores	1,431,941	550,985
Grupo de Inversiones Suramericana	202,158	2,178,028
		6,490,392
Industrials — 1.1%
Avianca Holdings	1,959,239	890,123

The accompanying notes are an integral part of the financial statements.
43

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Colombia ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Materials — 2.2%
Cementos Argos	416,624	$849,833
Grupo Argos	205,264	976,964
		1,826,797
TOTAL COLOMBIA		9,207,312
TOTAL PREFERRED STOCK
(Cost $9,644,032)		9,207,312

SHORT-TERM INVESTMENT(C)(D) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $38,230)	38,230	38,230

REPURCHASE AGREEMENT(C) — 0.4%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $327,794 (collateralized by U.S. Treasury Obligations, ranging in par value $49,191 - $71,340, 2.250%, 04/30/2021, with a total market value of $334,551)

(Cost $327,770)	$327,770	327,770
TOTAL INVESTMENTS — 100.1%
(Cost $81,119,818)		$81,791,649

Percentages are based on Net Assets of $81,707,857.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $350,384.
(B)	There is currently no stated rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $366,000.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
44

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,218,337	$—	$—	$72,218,337
Preferred Stock	9,207,312	—	—	9,207,312
Short-Term Investment	38,230	—	—	38,230
Repurchase Agreement	—	327,770	—	327,770
Total Investments in Securities	$81,463,879	$327,770	$—	$81,791,649

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2, and Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
45

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Argentina ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 97.3%
ARGENTINA— 69.3%
Communication Services — 3.8%
Telecom Argentina ADR *	250,426	$3,293,102
Consumer Discretionary — 29.3%
Despegar.com *	79,856	1,165,099
MercadoLibre *	50,189	24,298,502
		25,463,601
Consumer Staples — 2.4%
Adecoagro *	304,939	2,073,585
Energy — 6.7%
Transportadora de Gas del Sur ADR	200,449	2,036,562
YPF ADR	276,779	3,744,820
		5,781,382
Financials — 11.9%
Banco Macro ADR	75,233	3,052,955
BBVA Banco Frances ADR	194,947	1,563,475

The accompanying notes are an integral part of the financial statements.
46

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Financiero Galicia ADR	220,066	$4,793,038
Grupo Supervielle ADR	182,602	927,618
		10,337,086
Information Technology — 5.9%
Globant *	60,412	5,074,004
Materials — 2.0%
Loma Negra Cia Industrial Argentina ADR *	175,174	1,751,740
Real Estate — 2.4%
Cresud SACIF y A ADR *	123,735	1,237,350
IRSA Inversiones y Representaciones ADR *	95,823	899,778
		2,137,128
Utilities — 4.9%
Central Puerto ADR	211,746	1,710,907
Empresa Distribuidora Y Comercializadora Norte ADR *	15,358	261,854
Pampa Energia ADR *	106,962	2,240,854
		4,213,615
TOTAL ARGENTINA		60,125,243
CANADA— 3.8%
Materials — 3.8%
Pan American Silver	113,576	1,440,385
SSR Mining *	159,497	1,828,311
TOTAL CANADA		3,268,696
CHILE— 4.2%
Consumer Staples — 4.2%
Cencosud	883,126	1,669,634
Cia Cervecerias Unidas	141,457	1,948,031
TOTAL CHILE		3,617,665
LUXEMBOURG— 15.4%
Energy — 15.4%
Tenaris	965,239	13,391,974

The accompanying notes are an integral part of the financial statements.
47

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Argentina ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED KINGDOM— 0.4%
Energy — 0.4%
Phoenix Global Resources PLC *	1,884,402	$380,772
UNITED STATES— 1.3%
Industrials — 1.3%
America Airports *	151,361	1,165,480
URUGUAY— 2.9%
Consumer Discretionary — 2.9%
Arcos Dorados Holdings, Cl A	360,210	2,514,266
TOTAL COMMON STOCK
(Cost $109,559,776)		84,464,096

U.S. TREASURY OBLIGATION — 17.3%
United States Treasury Bill
2.381%, 05/07/19(A)
(Cost $14,994,050)	$15,000,000	14,994,073

PREFERRED STOCK(B) — 2.2%
CHILE— 2.2%
Consumer Staples — 2.2%
Embotelladora Andina
(Cost $2,321,578)	546,063	1,942,650
TOTAL CHILE		1,942,650
TOTAL INVESTMENTS — 116.8%
(Cost $126,875,404)		$101,400,819

Percentages are based on Net Assets of $86,783,016.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	There is currently no stated rate.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.
48

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$84,464,096	$—	$—	$84,464,096
U.S. Treasury Obligation	—	14,994,073	—	14,994,073
Preferred Stock	1,942,650	—	—	1,942,650
Total Investments in Securities	$86,406,746	$14,994,073	$—	$101,400,819

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
49

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Greece ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
GREECE— 90.7%
Communication Services — 13.9%
Hellenic Telecommunications Organization	2,975,638	$41,284,768
Consumer Discretionary — 18.7%
FF Group *(A)(B) (C)	452,712	243,530
FF Group ADR *(A)(B) (C)	200,300	107,749
JUMBO	869,621	15,788,255
JUMBO ADR	340,000	6,172,802
OPAP	1,954,321	21,025,980
OPAP ADR	1,404,900	7,488,117
Titan Cement ADR	439,800	4,771,126
		55,597,559
Consumer Staples — 1.6%
Sarantis	587,702	4,867,329

The accompanying notes are an integral part of the financial statements.
50

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Energy — 9.9%
Hellenic Petroleum	965,697	$8,928,612
Motor Oil Hellas Corinth Refineries	483,041	12,310,156
Motor Oil Hellas Corinth Refineries ADR	368,300	4,693,026
Tsakos Energy Navigation	1,114,208	3,587,750
		29,519,544
Financials — 24.2%
Alpha Bank AE * (D)	16,064,725	24,881,150
Eurobank Ergasias * (D)	18,810,357	15,705,162
Hellenic Exchanges - Athens Stock Exchange	970,321	4,871,723
National Bank of Greece * (D)	7,775,729	17,027,652
Piraeus Bank * (D)	4,763,173	9,635,243
		72,120,930
Industrials — 9.6%
Aegean Airlines	565,066	5,338,458
Ellaktor *	2,182,404	4,192,133
GEK Terna Holding Real Estate Construction *	1,133,303	6,528,273
Mytilineos Holdings	758,056	8,210,928
Mytilineos Holdings ADR	426,200	4,616,428
		28,886,220
Materials — 2.4%
Titan Cement	326,530	7,084,636
Real Estate — 4.4%
Grivalia Properties ‡	708,708	9,006,779
LAMDA Development *	530,363	4,047,710
		13,054,489
Utilities — 6.0%
Athens Water Supply & Sewage	735,682	4,905,646
Holding ADMIE IPTO	2,102,313	4,043,000
Public Power (D)	2,123,069	2,997,946
Terna Energy	762,763	5,932,506
		17,879,098
TOTAL GREECE		270,294,573

The accompanying notes are an integral part of the financial statements.
51

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
MONACO— 6.9%
Energy — 6.9%
GasLog	627,910	$9,814,233
GasLog Partners	513,883	10,822,376
TOTAL MONACO		20,636,609
UNITED STATES— 2.2%
Energy — 2.2%
Capital Product Partners	257,289	2,812,169
Dorian LPG *	436,703	3,502,358
TOTAL UNITED STATES		6,314,527
TOTAL COMMON STOCK
(Cost $337,523,449)		297,245,709

U.S. TREASURY OBLIGATION — 5.1%
United States Treasury Bill
2.381%, 05/07/19(E)
(Cost $14,994,050)	$15,000,000	14,994,073

SHORT-TERM INVESTMENT(F)(G) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $1,634,134)	1,634,134	1,634,134

REPURCHASE AGREEMENT(F) — 4.7%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $14,011,429 (collateralized by U.S. Treasury Obligations, ranging in par value $2,102,664 - $3,049,392, 2.250%, 04/30/2021, with a total market value of $14,300,232)

(Cost $14,010,398)	14,010,398	14,010,398
TOTAL INVESTMENTS — 110.1%
(Cost $368,162,031)		$327,884,314

The accompanying notes are an integral part of the financial statements.
52

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Greece ETF

Percentages are based on Net Assets of $297,817,912.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2019, was $351,279 and represents 0.1% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2019 was $351,279 and represented 0.1% of Net Assets.
(D)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $5,692,801.
(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $15,644,532.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$296,894,430	$—	$351,279	$297,245,709
U.S. Treasury Obligation	—	14,994,073	—	14,994,073
Short-Term Investment	1,634,134	—	—	1,634,134
Repurchase Agreement	—	14,010,398	—	14,010,398
Total Investments in Securities	$298,528,564	$29,004,471	$351,279	$327,884,314

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
53

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Norway ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.6%
NORWAY— 99.6%
Communication Services — 11.8%
Adevinta, Cl B *	66,780	$655,483
Schibsted, Cl B	66,420	1,585,324
Telenor	457,151	9,156,236
		11,397,043
Consumer Discretionary — 1.0%
Europris	104,354	324,858
Gaming Innovation Group *	32,090	41,785
Kongsberg Automotive Holding *	381,781	349,221
XXL	81,554	248,034
		963,898

The accompanying notes are an integral part of the financial statements.
54

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 15.8%
Austevoll Seafood	67,803	$786,429
Bakkafrost P/F	29,119	1,491,728
Grieg Seafood	33,141	381,519
Leroy Seafood Group	205,202	1,479,305
Mowi	249,228	5,386,610
Norway Royal Salmon	8,956	193,153
Orkla (A)	495,662	3,877,026
Salmar	34,864	1,580,421
		15,176,191
Energy — 29.9%
Akastor *	173,885	268,242
Aker BP	74,173	2,440,268
Aker Solutions *	120,315	615,940
Borr Drilling *	265,577	755,501
BW LPG	71,650	327,282
BW Offshore *	60,549	336,092
DNO International	498,490	1,128,124
Equinor	735,300	16,364,092
FLEX LNG *	16,483	225,682
Frontline *	71,364	589,233
Hoegh LNG Holdings	44,588	202,638
Kvaerner	68,000	94,363
Northern Drilling *	24,370	149,644
Ocean Yield	51,946	393,462
Odfjell Drilling *	67,600	233,424
Petroleum Geo-Services *	232,322	512,734
Subsea 7	180,550	2,288,324
TGS Nopec Geophysical	69,961	1,823,557
		28,748,602
Financials — 22.2%
Axactor *	84,820	205,981
B2Holding	129,515	199,496

The accompanying notes are an integral part of the financial statements.
55

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
DnB	601,317	$11,518,723
Gjensidige Forsikring	135,604	2,627,401
Norwegian Finance Holding *	74,451	611,278
Protector Forsikring *	56,842	384,534
Sbanken	51,005	500,760
Sparebank 1 Nord Norge	78,914	599,555
Sparebank 1 Oestlandet	20,987	208,717
SpareBank 1 SMN	91,579	990,186
SpareBank 1 SR-Bank	77,471	892,742
Storebrand	316,644	2,665,705
		21,405,078
Health Care — 1.3%
Aker, Cl A	16,507	1,126,236
Nordic Nanovector *	26,945	143,021
		1,269,257
Industrials — 4.1%
Golden Ocean Group	73,590	453,581
Kongsberg Gruppen	25,765	372,434
NEL *	174,453	146,058
Norwegian Air Shuttle *	81,220	338,874
Stolt-Nielsen	24,280	303,237
Tomra Systems	55,865	1,678,373
Veidekke	30,697	342,379
Wallenius Wilhelmsen, Cl B	71,527	253,105
		3,888,041
Information Technology — 1.8%
Atea	61,563	877,081
Evry	97,626	361,829
Nordic Semiconductor *	103,282	489,686
		1,728,596
Materials — 9.5%
Borregaard	78,139	791,104

The accompanying notes are an integral part of the financial statements.
56

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Norway ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Elkem *	44,702	$184,029
Norsk Hydro	828,350	3,540,424
Yara International	102,914	4,630,683
		9,146,240
Real Estate — 1.5%
Entra	76,554	1,106,591
Selvaag Bolig	57,158	323,218
		1,429,809
Utilities — 0.7%
Scatec Solar	67,379	637,365
TOTAL NORWAY		95,790,120
TOTAL COMMON STOCK
(Cost $108,903,251)		95,790,120

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $249,640)	249,640	249,640

REPURCHASE AGREEMENT(B) — 2.2%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $2,140,465 (collateralized by U.S. Treasury Obligations, ranging in par value $321,215 - $465,842, 2.250%, 04/30/2021, with a total market value of $2,184,583)

(Cost $2,140,308)	$2,140,308	2,140,308
TOTAL INVESTMENTS — 102.1%
(Cost $111,293,199)		$98,180,068

Percentages are based on Net Assets of $96,155,106.

The accompanying notes are an integral part of the financial statements.
57

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Norway ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $2,279,752.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $2,389,948.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$95,790,120	$—	$—	$95,790,120
Short-Term Investment	249,640	—	—	249,640
Repurchase Agreement	—	2,140,308	—	2,140,308
Total Investments in Securities	$96,039,760	$2,140,308	$—	$98,180,068

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
58

Schedule of Investments	April 30, 2019 (Unaudited)
Global X FTSE Nordic Region ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 97.0%
DENMARK— 28.4%
Consumer Staples — 2.2%
Carlsberg, Cl B	3,943	$508,912
Energy — 0.3%
Drilling of 1972 *	796	61,059
Financials — 1.9%
Danske Bank	24,787	439,246
Health Care — 16.1%
Coloplast, Cl B	4,967	535,498
Novo Nordisk, Cl B	64,764	3,164,484
		3,699,982
Industrials — 4.4%
A P Moller - Maersk, Cl B	248	322,841

The accompanying notes are an integral part of the financial statements.
59

Schedule of Investments	April 30, 2019 (Unaudited)
Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Vestas Wind Systems	7,584	$685,351
		1,008,192
Materials — 1.6%
Novozymes, Cl B	7,944	369,913
Utilities — 1.9%
Orsted	5,598	428,233
TOTAL DENMARK		6,515,537
FINLAND— 20.1%
Energy — 2.2%
Neste	15,597	514,598
Financials — 8.0%
Nordea Bank Abp	120,987	977,333
Sampo, Cl A	18,673	852,977
		1,830,310
Industrials — 3.5%
Kone, Cl B	14,829	811,997
Information Technology — 4.9%
Nokia	213,052	1,117,192
Utilities — 1.5%
Fortum	16,168	341,371
TOTAL FINLAND		4,615,468
NORWAY— 9.2%
Communication Services — 2.2%
Telenor	24,992	500,563
Energy — 3.6%
Equinor	37,494	834,428
Financials — 3.4%
DnB (A)	40,361	773,148
TOTAL NORWAY		2,108,139

The accompanying notes are an integral part of the financial statements.
60

Schedule of Investments	April 30, 2019 (Unaudited)
Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 39.3%
Communication Services — 1.9%
Telia	100,549	$427,715
Consumer Discretionary — 2.5%
Hennes & Mauritz, Cl B	32,868	572,462
Consumer Staples — 3.0%
Essity, Cl B	23,110	685,025
Financials — 11.1%
Investor, Cl B	17,270	822,373
Skandinaviska Enskilda Banken, Cl A	53,872	513,515
Svenska Handelsbanken, Cl A	54,688	596,248
Swedbank, Cl A	37,531	608,159
		2,540,295
Industrials — 10.4%
Assa Abloy, Cl B	34,920	744,182
Atlas Copco, Cl A	23,921	742,782
Volvo, Cl B	56,925	910,149
		2,397,113
Information Technology — 7.1%
Hexagon, Cl B	9,369	510,492
Telefonaktiebolaget LM Ericsson, Cl B	113,075	1,118,047
		1,628,539
Materials — 3.3%
Sandvik (A)	40,998	757,489
TOTAL SWEDEN		9,008,638
TOTAL COMMON STOCK
(Cost $23,553,859)		22,247,782

The accompanying notes are an integral part of the financial statements.
61

Schedule of Investments	April 30, 2019 (Unaudited)
Global X FTSE Nordic Region ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $102,343)	102,343	$102,343
REPURCHASE AGREEMENT(B) — 3.8%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $877,515 (collateralized by U.S. Treasury Obligations, ranging in par value $131,687 - $190,979, 2.250%, 04/30/2021, with a total market value of $895,603)

(Cost $877,451)	$877,451	877,451
TOTAL INVESTMENTS — 101.2%
(Cost $24,533,653)		$23,227,576

Percentages are based on Net Assets of $22,953,254.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $461,107.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $979,794.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,247,782	$—	$—	$22,247,782
Short-Term Investment	102,343	—	—	102,343
Repurchase Agreement	—	877,451	—	877,451
Total Investments in Securities	$22,350,125	$877,451	$—	$23,227,576

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
62

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Nigeria ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.2%
NIGERIA— 99.2%
Consumer Staples — 33.2%
Dangote Sugar Refinery *	33,751,847	$1,305,009
Flour Mills of Nigeria	21,717,457	981,665
Guinness Nigeria	8,455,685	1,143,105
Nestle Nigeria	1,180,417	4,990,915
Nigerian Breweries	15,586,841	2,818,205
Unilever Nigeria	16,340,027	1,409,015
		12,647,914
Energy — 2.6%
Oando *	70,761,590	974,325
Financials — 54.6%
Access Bank	104,438,007	2,019,038
Ecobank Transnational *	49,190,770	1,429,885
FBN Holdings	81,014,968	1,645,088
Fidelity Bank	167,529,151	885,412
First City Monument Bank	151,927,594	781,825
Guaranty Trust Bank	65,334,780	5,997,351
Stanbic IBTC Holdings	13,700,287	1,653,943
Sterling Bank	131,957,585	991,058
United Bank for Africa	85,141,672	1,610,468
Zenith Bank	64,480,358	3,820,394
		20,834,462
The accompanying notes are an integral part of the financial statements.
63

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 6.6%
Dangote Cement	3,545,811	$1,775,371
Lafarge Africa *	23,438,364	746,507
		2,521,878
Utilities — 2.2%
Transnational Corp of Nigeria	278,459,890	859,779
TOTAL NIGERIA		37,838,358
TOTAL COMMON STOCK
(Cost $42,011,072)		37,838,358

U.S. TREASURY OBLIGATION — 5.3%
United States Treasury Bill
2.381%, 05/07/19(A)
(Cost $1,999,207)	$2,000,000	1,999,210
TOTAL INVESTMENTS — 104.5%
(Cost $44,010,279)		$39,837,568

Percentages are based on Net Assets of $38,127,257.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$37,838,358	$—	$—	$37,838,358
U.S. Treasury Obligation	—	1,999,210	—	1,999,210
Total Investments in Securities	$37,838,358	$1,999,210	$—	$39,837,568

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
64

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA— 5.0%
Communication Services — 0.6%
Telecom Argentina ADR *	7,379	$97,034
Energy — 1.3%
Transportadora de Gas del Sur ADR	5,288	53,726
YPF ADR	12,241	165,621
		219,347
Financials — 0.8%
Banco Macro ADR	1,287	52,226
BBVA Banco Frances ADR	2,087	16,738
Grupo Financiero Galicia ADR	2,882	62,770
		131,734
Information Technology — 1.1%
Globant *	2,222	186,626
Materials — 0.2%
Loma Negra Cia Industrial Argentina ADR *	4,057	40,570

The accompanying notes are an integral part of the financial statements.
65

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.0%
Central Puerto ADR	5,102	$41,224
Empresa Distribuidora Y Comercializadora Norte ADR *	1,478	25,200
Pampa Energia ADR *	4,559	95,511
		161,935
TOTAL ARGENTINA		837,246
BAHRAIN— 0.8%
Financials — 0.8%
Ahli United Bank BSC	134,867	112,076
GFH FINANCIAL GROUP BSC	85,256	23,164
TOTAL BAHRAIN		135,240
BANGLADESH— 0.8%
Financials — 0.1%
BRAC Bank *	21,548	15,738
Health Care — 0.7%
Square Pharmaceuticals	37,326	114,832
TOTAL BANGLADESH		130,570
CHILE— 4.4%
Communication Services — 0.3%
ENTEL Chile	4,587	47,868
Consumer Discretionary — 1.0%
SACI Falabella	23,233	170,908
Consumer Staples — 0.9%
Cencosud	43,149	81,577
Cia Cervecerias Unidas	4,515	62,177
		143,754
Financials — 1.1%
Banco de Chile	366,389	53,566
Banco de Credito e Inversiones	681	45,184
Banco Santander Chile	957,744	67,074

The accompanying notes are an integral part of the financial statements.
66

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Itau CorpBanca	2,220,053	$19,761
		185,585
Utilities — 1.1%
Aguas Andinas, Cl A	78,685	45,148
Colbun	237,486	52,900
Enel Chile	845,831	84,934
		182,982
TOTAL CHILE		731,097
COLOMBIA— 0.2%
Financials — 0.2%
Grupo de Inversiones Suramericana	3,363	37,417
CZECH REPUBLIC— 1.1%
Financials — 0.4%
Komercni Banka	1,107	41,891
Moneta Money Bank	6,901	22,074
		63,965
Utilities — 0.7%
CEZ	4,964	115,289
TOTAL CZECH REPUBLIC		179,254
EGYPT— 0.5%
Financials — 0.5%
Commercial International Bank Egypt S.A.E.	19,207	85,281
GREECE— 1.3%
Communication Services — 0.6%
Hellenic Telecommunications Organization	7,501	104,071
Consumer Discretionary — 0.5%
OPAP	6,962	74,902
Financials — 0.2%
Alpha Bank AE *	20,136	31,187
TOTAL GREECE		210,160

The accompanying notes are an integral part of the financial statements.
67

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA— 10.0%
Communication Services — 1.7%
Telekomunikasi Indonesia Persero	1,045,835	$278,155
Consumer Discretionary — 1.4%
Astra International	427,767	228,893
Consumer Staples — 2.1%
Charoen Pokphand Indonesia	156,500	57,933
Gudang Garam	10,054	59,601
Hanjaya Mandala Sampoerna	196,900	48,361
Indofood CBP Sukses Makmur TBK	49,300	33,645
Indofood Sukses Makmur	92,900	45,309
Unilever Indonesia	32,299	103,130
		347,979
Energy — 0.4%
United Tractors	35,550	67,794
Financials — 3.2%
Bank Central Asia	97,658	197,029
Bank Danamon Indonesia	27,300	16,955
Bank Mandiri *	180,636	97,924
Bank Negara Indonesia Persero *	76,100	51,267
Bank Rakyat Indonesia Persero *	550,070	168,688
		531,863
Health Care — 0.3%
Kalbe Farma	446,700	48,432
Materials — 0.7%
Indocement Tunggal Prakarsa	38,900	60,056
Semen Indonesia Persero	62,800	59,495
		119,551
Utilities — 0.2%
Perusahaan Gas Negara	230,700	37,560
TOTAL INDONESIA		1,660,227

The accompanying notes are an integral part of the financial statements.
68

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
JORDAN— 0.1%
Financials — 0.1%
Arab Bank	2,448	$20,440
KAZAKHSTAN— 0.1%
Financials — 0.1%
Halyk Savings Bank of Kazakhstan JSC GDR	1,958	22,909
KENYA— 1.8%
Communication Services — 1.4%
Safaricom	815,400	227,150
Financials — 0.4%
Equity Group Holdings	82,700	33,473
KCB Group	71,600	30,043
		63,516
TOTAL KENYA		290,666
KUWAIT— 6.9%
Communication Services — 1.3%
Mobile Telecommunications KSC	146,888	222,901
Financials — 3.7%
Boubyan Bank KSCP	22,022	39,350
Burgan Bank SAK	20,743	22,347
Gulf Bank KSCP	40,060	40,001
Kuwait Finance House	107,494	234,796
National Bank of Kuwait SAK	91,491	279,476
		615,970
Industrials — 1.0%
Agility Public Warehousing KSC	65,855	157,904
Materials — 0.5%
Boubyan Petrochemicals KSCP	27,183	82,143
Real Estate — 0.4%
Mabanee SAK	35,352	72,574

The accompanying notes are an integral part of the financial statements.
69

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL KUWAIT		$1,151,492
LEBANON— 0.1%
Financials — 0.1%
Bank Audi SAL GDR	4,103	18,053
LUXEMBOURG— 0.2%
Financials — 0.2%
Reinet Investments SCA	1,441	24,221
MALAYSIA— 8.0%
Communication Services — 1.7%
Axiata Group	81,967	78,706
DiGi.com	97,102	108,035
Maxis	73,276	94,995
		281,736
Consumer Staples — 0.9%
Nestle Malaysia	1,810	63,959
PPB Group	17,200	78,044
		142,003
Financials — 2.3%
AMMB Holdings	24,000	25,947
CIMB Group Holdings	68,190	86,918
Hong Leong Bank	9,500	45,909
Public Bank	41,710	226,986
		385,760
Industrials — 0.9%
Gamuda	59,400	50,284
HAP Seng Consolidated	18,800	44,925
IJM	87,500	49,523
		144,732
Utilities — 2.2%
Petronas Gas	20,889	89,326

The accompanying notes are an integral part of the financial statements.
70

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Tenaga Nasional	96,283	$285,973
		375,299
TOTAL MALAYSIA		1,329,530
MEXICO— 9.0%
Communication Services — 0.9%
Grupo Televisa	75,111	152,252
Consumer Staples — 2.7%
Kimberly-Clark de Mexico, Cl A	46,000	79,242
Wal-Mart de Mexico	123,430	361,474
		440,716
Financials — 2.0%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand, Cl B	26,500	44,355
Grupo Financiero Banorte, Cl O	37,344	235,239
Grupo Financiero Inbursa, Cl O	33,400	50,953
		330,547
Industrials — 2.0%
Grupo Aeroportuario del Pacifico, Cl B	10,900	110,450
Grupo Aeroportuario del Sureste, Cl B	6,290	103,247
Grupo Carso	13,900	53,714
Promotora y Operadora de Infraestructura	7,050	71,468
		338,879
Real Estate — 1.0%
Fibra Uno Administracion‡	103,600	153,906
Utilities — 0.4%
Infraestructura Energetica Nova	16,140	70,311
TOTAL MEXICO		1,486,611
MOROCCO— 0.7%
Consumer Staples — 0.2%
Cosumar	1,855	36,131

The accompanying notes are an integral part of the financial statements.
71

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.5%
Attijariwafa Bank	1,181	$54,706
Banque Centrale Populaire	682	18,725
		73,431
TOTAL MOROCCO		109,562
NIGERIA— 0.4%
Financials — 0.4%
Guaranty Trust Bank	430,417	39,510
Zenith Bank	458,289	27,153
TOTAL NIGERIA		66,663
OMAN— 0.2%
Financials — 0.2%
BankMuscat SAOG	27,109	28,447
PHILIPPINES— 6.1%
Consumer Discretionary — 0.5%
Jollibee Foods	13,443	78,575
Financials — 1.0%
Bank of the Philippine Islands	12,980	21,134
BDO Unibank	28,550	73,412
GT Capital Holdings	1,289	21,395
Metro Pacific Investments	204,400	17,925
Metropolitan Bank & Trust	22,960	32,714
		166,580
Industrials — 1.2%
Aboitiz Equity Ventures	59,453	63,432
SM Investments	7,363	134,226
		197,658
Information Technology — 0.4%
PLDT	2,591	61,155
Real Estate — 2.7%
Ayala Land	226,100	212,379

The accompanying notes are an integral part of the financial statements.
72

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SM Prime Holdings	310,027	$246,594
		458,973
Utilities — 0.3%
Manila Electric	6,710	49,572
TOTAL PHILIPPINES		1,012,513
POLAND— 3.9%
Communication Services — 0.3%
Cyfrowy Polsat	7,751	53,656
Energy — 0.8%
Grupa Lotos	2,782	60,435
Polskie Gornictwo Naftowe i Gazownictwo	52,355	79,324
		139,759
Financials — 2.4%
Alior Bank *	1,371	21,005
Bank Polska Kasa Opieki	2,487	73,867
mBank	213	24,649
Powszechna Kasa Oszczednosci Bank Polski	12,385	126,953
Powszechny Zaklad Ubezpieczen	8,650	94,903
Santander Bank Polska	506	52,449
		393,826
Utilities — 0.4%
PGE *	25,388	63,137
TOTAL POLAND		650,378
QATAR— 3.3%
Financials — 1.0%
Commercial Bank PQSC	2,936	41,042
Masraf Al Rayan QSC	5,241	52,248
Qatar Islamic Bank SAQ	1,689	77,324
		170,614
Industrials — 1.1%
Industries Qatar QSC	5,580	185,425

The accompanying notes are an integral part of the financial statements.
73

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.8%
Barwa Real Estate	5,864	$55,898
Ezdan Holding Group QSC	23,987	70,553
		126,451
Utilities — 0.4%
Qatar Electricity & Water QSC	1,482	67,966
TOTAL QATAR		550,456
ROMANIA— 1.6%
Energy — 0.8%
OMV Petrom	766,650	69,039
Societatea Nationala de Gaze Naturale ROMGAZ	7,856	60,758
		129,797
Financials — 0.4%
Banca Transilvania	105,549	54,793
BRD-Groupe Societe Generale	6,141	19,721
		74,514
Real Estate — 0.4%
NEPI Rockcastle	8,073	67,141
TOTAL ROMANIA		271,452
SOUTH AFRICA— 9.4%
Communication Services — 0.7%
Vodacom Group	13,888	111,714
Consumer Discretionary — 1.0%
Absa Group	7,223	82,759
Mr Price Group	5,538	83,683
		166,442
Consumer Staples — 1.7%
Clicks Group	5,421	73,985
Pick n Pay Stores	7,930	38,372
Shoprite Holdings	9,565	114,983

The accompanying notes are an integral part of the financial statements.
74

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Tiger Brands	3,453	$59,841
		287,181
Financials — 4.3%
Capitec Bank Holdings	418	38,974
FirstRand	34,560	163,709
Nedbank Group	4,009	74,401
PSG Group	1,473	27,236
Rand Merchant Investment Holdings	6,511	15,728
Remgro	5,269	71,356
RMB Holdings	7,297	42,490
Sanlam	17,889	95,458
Standard Bank Group	13,192	183,117
		712,469
Health Care — 0.2%
Netcare	25,256	42,245
Industrials — 0.7%
Bidvest Group	7,269	110,078
Real Estate — 0.8%
Fortress, Cl A ‡	22,834	30,692
Hyprop Investments ‡	5,422	26,474
Redefine Properties ‡	117,957	81,045
		138,211
TOTAL SOUTH AFRICA		1,568,340
SRI LANKA— 0.3%
Industrials — 0.3%
John Keells Holdings	53,295	45,281
THAILAND— 10.1%
Communication Services — 1.0%
Advanced Info Service NVDR	21,134	125,778
True NVDR	204,070	32,920
		158,698

The accompanying notes are an integral part of the financial statements.
75

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.2%
Home Product Center NVDR	80,360	$39,519
Consumer Staples — 1.7%
Berli Jucker NVDR	24,390	39,345
CP ALL NVDR	102,072	247,786
		287,131
Energy — 3.0%
PTT NVDR	212,950	325,178
PTT Exploration & Production NVDR	27,750	116,041
Thai Oil NVDR	22,830	49,522
		490,741
Financials — 1.2%
Bangkok Bank NVDR	2,600	16,533
Kasikornbank NVDR	16,670	99,733
Krung Thai Bank NVDR	34,300	20,306
Siam Commercial Bank NVDR	17,070	70,044
		206,616
Health Care — 0.6%
Bangkok Dusit Medical Services NVDR	79,810	63,748
Bumrungrad Hospital NVDR	7,300	40,473
		104,221
Industrials — 1.7%
Airports of Thailand NVDR	87,520	187,788
Bangkok Expressway & Metro NVDR	153,100	52,272
BTS Group Holdings PCL NVDR	118,400	43,762
		283,822
Real Estate — 0.4%
Central Pattana NVDR	27,500	65,035
Utilities — 0.3%
Energy Absolute NVDR	26,700	46,626
TOTAL THAILAND		1,682,409

The accompanying notes are an integral part of the financial statements.
76

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TURKEY— 2.8%
Communication Services — 0.4%
Turkcell Iletisim Hizmetleri	33,224	$69,570
Consumer Staples — 0.5%
BIM Birlesik Magazalar	6,405	89,109
Energy — 0.5%
Tupras Turkiye Petrol Rafinerileri	3,785	78,179
Financials — 0.8%
Akbank Turk	41,443	42,488
Haci Omer Sabanci Holding	13,157	16,971
Turkiye Garanti Bankasi *	33,466	45,802
Turkiye Is Bankasi, Cl C	21,952	19,711
		124,972
Industrials — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret	10,253	35,107
Materials — 0.4%
Eregli Demir ve Celik Fabrikalari	42,134	64,653
TOTAL TURKEY		461,590
UNITED ARAB EMIRATES— 4.5%
Communication Services — 1.5%
Emirates Telecommunications Group PJSC	53,549	243,461
Financials — 1.8%
Abu Dhabi Commercial Bank PJSC	39,745	106,906
Dubai Islamic Bank PJSC	23,905	33,646
National Bank of Abu Dhabi PJSC	38,497	167,691
		308,243
Real Estate — 1.2%
Aldar Properties PJSC	115,850	56,141
Emaar Properties PJSC	108,245	141,452
		197,593

The accompanying notes are an integral part of the financial statements.
77

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
TOTAL UNITED ARAB EMIRATES		$749,297
URUGUAY— 0.4%
Consumer Discretionary — 0.4%
Arcos Dorados Holdings, Cl A	8,251	57,592
VIETNAM— 5.7%
Consumer Staples — 2.6%
Masan Group *	31,630	118,031
Saigon Beer Alcohol Beverage	4,240	43,552
Vietnam Dairy Products JSC	47,210	263,139
		424,722
Financials — 0.1%
Bank for Foreign Trade of Vietnam JSC	8,320	24,259
Materials — 0.6%
Hoa Phat Group JSC *	70,500	101,720
Real Estate — 2.4%
No. Va Land Investment Group *	15,310	38,854
Vincom Retail JSC *	63,080	97,515
Vingroup JSC *	54,190	264,580
		400,949
TOTAL VIETNAM		951,650
TOTAL COMMON STOCK
(Cost $16,911,279)		16,556,044

RIGHT — 0.0%
Kuwait — 0.0%
Boubyan Bank KSCP, Expires 05/09/19*	22,022	2,210

TOTAL RIGHT (Cost $–)		2,210
TOTAL INVESTMENTS — 99.7%
(Cost $16,911,279)		$16,558,254

Percentages are based on Net Assets of $16,607,811.

The accompanying notes are an integral part of the financial statements.
78

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

‡	Real Estate Investment Trust
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of  April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
79

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Portugal ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
PORTUGAL— 99.4%
Communcation Services — 6.9%
NOS SGPS	162,002	$1,086,610
Pharol SGPS * (A)	1,460,699	256,355
Sonaecom	84,158	231,074
		1,574,039
Consumer Discretionary — 1.5%
Ibersol SGPS	39,164	348,495
Consumer Staples — 9.7%
Jeronimo Martins	68,892	1,121,049
Sonae	974,197	1,085,231
		2,206,280
Energy — 22.7%
Galp Energia	306,580	5,143,452
Financials — 4.7%
Banco Comercial Portugues, Cl R *	3,773,581	1,057,685

The accompanying notes are an integral part of the financial statements.
80

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Banco Espirito Santo *(B)(C)(D)	2,085,614	$—
BANIF - Banco Internacional do Funchal *(B)(C) (D)	55,479,410	13
		1,057,698
Industrials — 6.3%
CTT-Correios de Portugal	240,379	680,486
Mota-Engil *	161,352	429,283
Sonae Capital	236,523	242,010
Teixeira Duarte *	442,881	72,217
		1,423,996
Materials — 16.1%
Altri	108,001	845,441
Corticeira Amorim SGPS	76,205	917,227
Navigator	207,249	915,119
Ramada Investimentos E Industria	13,966	120,205
Semapa-Sociedade de Investimento e Gestao	47,698	781,514
Sonae Industria SGPS *	41,415	60,338
		3,639,844
Utilities — 31.5%
EDP Renovaveis	107,621	1,067,405
Energias de Portugal *	1,347,643	5,103,313
REN - Redes Energeticas Nacionais	337,441	964,333
		7,135,051
TOTAL PORTUGAL		22,528,855
TOTAL COMMON STOCK
(Cost $28,125,646)		22,528,855

SHORT-TERM INVESTMENT(E)(F) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $17,385)	17,385	17,385

The accompanying notes are an integral part of the financial statements.
81

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Portugal ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 0.7%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $149,066 (collateralized by U.S. Treasury Obligations, ranging in par value $22,370 - $32,442, 2.250%, 04/30/2021, with a total market value of $152,138)

(Cost $149,055)	$149,055	$149,055
TOTAL INVESTMENTS — 100.2%
(Cost $28,292,086)		$22,695,295

Percentages are based on Net Assets of $22,656,584.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $153,739.
(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2019, was $13 and represents 0.0% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security considered illiquid. The total value of such securities as of April 30, 2019 was $13 and represented 0.0% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $166,440.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

Cl — Class

The accompanying notes are an integral part of the financial statements.
82

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Portugal ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level (1)	Total
Common Stock	$22,528,842	$—	$13	$22,528,855
Short-Term Investment	17,385	—	—	17,385
Repurchase Agreement	—	149,055	—	149,055
Total Investments in Securities	$22,546,227	$149,055	$13	$22,695,295

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
83

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Pakistan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
PAKISTAN— 99.4%
Consumer Discretionary — 5.8%
Honda Atlas Cars Pakistan	178,450	$246,976
Indus Motor	81,410	760,518
Nishat Mills	891,900	765,027
PAK Suzuki Motor	130,400	247,917
		2,020,438
Energy — 24.2%
National Refinery	143,000	159,203
Oil & Gas Development	2,919,340	2,908,596
Pakistan Oilfields	490,284	1,472,864
Pakistan Petroleum	2,041,330	2,448,440
Pakistan State Oil	1,060,862	1,458,254
		8,447,357
Financials — 30.2%
Bank Al Habib	3,067,800	1,764,474
Bank Alfalah	3,145,960	984,309
Habib Bank	2,635,650	2,374,883
MCB Bank	1,865,340	2,507,845
National Bank of Pakistan *	2,207,200	617,641

The accompanying notes are an integral part of the financial statements.
84

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
United Bank	2,187,590	$2,290,080
		10,539,232
Health Care — 1.8%
Searle	465,516	610,837
Industrials — 1.5%
Pak Elektron *	1,440,200	231,981
Pakistan International Bulk Terminal *	4,187,687	293,998
		525,979
Materials — 28.3%
DG Khan Cement	1,334,660	692,077
Engro	1,178,590	2,649,117
Engro Fertilizers	2,276,300	1,118,496
Fauji Cement	3,353,200	427,871
Fauji Fertilizer	2,307,200	1,696,682
Fauji Fertilizer Bin Qasim	1,768,800	353,760
International Steels	758,100	279,043
Lucky Cement	516,810	1,420,588
Maple Leaf Cement Factory	1,472,899	293,642
Millat Tractors	148,090	952,398
		9,883,674
Utilities — 7.6%
Hub Power	2,683,242	1,403,717
K-Electric *	10,609,600	366,418
Kot Addu Power	1,428,900	415,726
SUI Northern Gas Pipeline *	864,400	462,726
		2,648,587
TOTAL PAKISTAN		34,676,104
TOTAL COMMON STOCK
(Cost $53,429,451)		34,676,104

The accompanying notes are an integral part of the financial statements.
85

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI Pakistan ETF

	Face Amount/Number of Rights	Value
U.S. TREASURY OBLIGATION — 4.3%
United States Treasury Bill
2.381%, 05/07/19(A)
(Cost $1,499,405)	$1,500,000	$1,499,407

RIGHT — 0.2%
Pakistan — 0.2%
Hub Power, Expires 05/24/19*	313,492	53,070

TOTAL RIGHT (Cost $–)		53,070
TOTAL INVESTMENTS — 103.9%
(Cost $54,928,856)		$36,228,581

Percentages are based on Net Assets of $34,854,783.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$34,676,104	$—	$—	$34,676,104
U.S. Treasury Obligation	—	1,499,407	—	1,499,407
Right	53,070	—	—	53,070
Total Investments in Securities	$34,729,174	$1,499,407	$—	$36,228,581
For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
86

Schedule of Investments	April 30, 2019 (Unaudited)
Global X DAX Germany ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 95.0%
GERMANY— 95.0%
Communication Services — 5.0%
Deutsche Telekom	48,156	$804,885
Consumer Discretionary — 22.1%
adidas	2,598	667,042
Allianz	6,037	1,453,264
Bayerische Motoren Werke	4,566	388,389
Continental	1,538	253,995
Daimler	12,729	832,242
		3,594,932
Consumer Staples — 0.9%
Beiersdorf	1,385	151,243
Energy — 6.5%
BASF	13,092	1,063,587

The accompanying notes are an integral part of the financial statements.
87

Schedule of Investments	April 30, 2019 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Financials — 6.7%
Deutsche Bank	27,178	$224,448
Deutsche Boerse	2,612	348,052
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,072	517,826
		1,090,326
Health Care — 10.2%
Bayer	13,293	884,015
Fresenius & KGaA	5,840	331,040
Fresenius Medical Care & KGaA	3,026	254,207
Merck KGaA	1,823	193,843
		1,663,105
Industrials — 12.5%
Deutsche Lufthansa	6,697	161,515
Deutsche Post	13,951	483,118
Siemens	11,479	1,373,158
		2,017,791
Information Technology — 14.8%
Infineon Technologies	16,116	379,737
SAP	13,823	1,775,007
Wirecard	1,622	243,036
		2,397,780
Materials — 11.0%
Covestro	2,491	136,094
HeidelbergCement	2,080	167,836
Linde	7,765	1,395,837
thyssenkrupp	6,927	97,310
		1,797,077
Real Estate — 2.1%
Vonovia	6,874	342,583
Utilities — 3.2%
E.ON	30,875	331,068

The accompanying notes are an integral part of the financial statements.
88

Schedule of Investments	April 30, 2019 (Unaudited)
Global X DAX Germany ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
RWE	7,603	$194,016
		525,084
TOTAL GERMANY		15,448,393
TOTAL COMMON STOCK
(Cost $16,585,773)		15,448,393

U.S. TREASURY OBLIGATION — 6.2%
United States Treasury Bill
2.381%, 05/07/19(A)
(Cost $999,603)	$1,000,000	999,605

PREFERRED STOCK(B) — 4.4%
GERMANY— 4.4%
Consumer Discretionary — 2.8%
Volkswagen	2,607	452,975
Consumer Staples — 1.6%
Henkel & KGaA	2,526	255,459
TOTAL GERMANY		708,434
TOTAL PREFERRED STOCK
(Cost $912,241)		708,434
TOTAL INVESTMENTS — 105.6%
(Cost $18,497,617)		$17,156,432

Percentages are based on Net Assets of $16,248,020.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	There is currently no stated rate.

The accompanying notes are an integral part of the financial statements.
89

Schedule of Investments	April 30, 2019 (Unaudited)
Global X DAX Germany ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,448,393	$—	$—	$15,448,393
U.S. Treasury Obligation	—	999,605	—	999,605
Preferred Stock	708,434	—	—	708,434
Total Investments in Securities	$16,156,827	$999,605	$—	$17,156,432

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of  April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
90

Statements of Assets and Liabilities
April 30, 2019 (Unaudited)

	Global X MSCI China Consumer Discretionary ETF		Global X MSCI China Energy ETF	Global X MSCI China Financials ETF	Global X MSCI China Industrials ETF
Assets:
Cost of Investments	$172,934,598		$2,513,117	$105,198,664	$2,482,702
Cost of Repurchase Agreement	2,736,000		—	—	—
Cost of Foreign Currency	37,599		12	14	25
Investments, at Value	$169,269,152	*	$2,401,144	$107,337,784	$2,145,660
Repurchase Agreement, at Value	2,736,000		—	—	—
Cash	844,523		—	134,911	1,775
Foreign Currency, at Value	37,591		12	14	25
Dividend and Interest Receivable	15,125		—	48,391	—
Unrealized Appreciation on Spot Contracts	4		—	—	—
Receivable for Investment Securities Sold	—		—	—	35,676
Total Assets	172,902,395		2,401,156	107,521,100	2,183,136
Liabilities:
Obligation to Return Securities Lending Collateral	3,055,119		—	—	—
Payable for Investment Securities Purchased	734,487		—	—	33,887
Payable due to Investment Adviser	87,396		1,322	57,257	1,189
Unrealized Depreciation on Spot Contracts	27		—	—	—
Cash Overdraft	—		1,384	—	—
Total Liabilities	3,877,029		2,706	57,257	35,076
Net Assets	$169,025,366		$2,398,450	$107,463,843	$2,148,060
Net Assets Consist of:
Paid-in Capital	$240,544,662		$3,956,709	$108,516,419	$5,041,904
Total distributable loss	(71,519,296)		(1,558,259)	(1,052,576)	(2,893,844)
Net Assets	$169,025,366		$2,398,450	$107,463,843	$2,148,060
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,850,000		200,000	6,150,000	150,000
Net Asset Value, Offering and Redemption Price Per Share	$17.16		$11.99	$17.47	$14.32
*Includes Market Value of Securities on Loan	$2,906,742		$—	$—	$—

The accompanying notes are an integral part of the financial statements.
91

Statements of Assets and Liabilities
April 30, 2019 (Unaudited)

	Global X MSCI China Materials ETF	Global X MSCI China Communication Services ETF		Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
Assets:
Cost of Investments	$2,746,577	$24,992,821		$1,741,263	$1,500,412
Cost of Repurchase Agreement	—	634,554		—	—
Cost of Foreign Currency	15	11		1	—
Investments, at Value	$2,506,722	$27,385,771	*	$2,168,484	$1,715,624
Repurchase Agreement, at Value	—	634,554		—	—
Cash	1,435	21,471		—	1,920
Foreign Currency, at Value	15	11		1	—
Receivable for Investment Securities Sold	—	857,381		—	—
Dividend and Interest Receivable	—	1,782		—	1,004
Total Assets	2,508,172	28,900,970		2,168,485	1,718,548
Liabilities:
Obligation to Return Securities Lending Collateral	—	708,567		—	—
Payable due to Investment Adviser	1,420	14,790		1,035	934
Payable for Investment Securities Purchased	—	746,235		—	—
Payable due to Custodian	—	—		197,650	—
Total Liabilities	1,420	1,469,592		198,685	934
Net Assets	$2,506,752	$27,431,378		$1,969,800	$1,717,614
Net Assets Consist of:
Paid-in Capital	$4,625,086	$29,801,697		$1,501,813	$1,502,018
Total distributable earnings/ (loss)	(2,118,334)	(2,370,319)		467,987	215,596
Net Assets	$2,506,752	$27,431,378		$1,969,800	$1,717,614
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	149,971	1,000,000		100,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$16.71	$27.43		$19.70	$17.18
*Includes Market Value of Securities on Loan	$—	$696,269		$—	$—

The accompanying notes are an integral part of the financial statements.
92

Statements of Assets and Liabilities
April 30, 2019 (Unaudited)

	Global X MSCI China Informaton Technology ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Utilities ETF	Global X MSCI China Large-Cap 50 ETF
Assets:
Cost of Investments	$1,662,720	$1,506,466	$1,511,201	$2,630,044
Cost of Foreign Currency	—	1	1	1
Investments, at Value	$1,866,116	$1,827,705	$1,506,874	$2,944,262
Cash	2,515	2,009	2,591	1,009
Foreign Currency, at Value	—	1	1	1
Dividend and Interest Receivable	1,737	—	2,550	26
Total Assets	1,870,368	1,829,715	1,512,016	2,945,298
Liabilities:
Payable due to Investment Adviser	1,018	1,011	816	704
Total Liabilities	1,018	1,011	816	704
Net Assets	$1,869,350	$1,828,704	$1,511,200	$2,944,594
Net Assets Consist of:
Paid-in Capital	$1,529,297	$1,502,246	$1,502,075	$2,513,721
Total distributable earnings	340,053	326,458	9,125	430,873
Net Assets	$1,869,350	$1,828,704	$1,511,200	$2,944,594
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,002	100,002	100,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$18.69	$18.29	$15.11	$29.45

The accompanying notes are an integral part of the financial statements.
93

Statements of Assets and Liabilities
April 30, 2019 (Unaudited)

	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF		Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Assets:
Cost of Investments	$21,350,518	$80,792,048		$126,875,404	$354,151,633
Cost of Repurchase Agreement	—	327,770		—	14,010,398
Cost of Foreign Currency	42,466	3,168		634,367	5,471
Investments, at Value	$22,068,684	$81,463,879	*	$101,400,819	$313,873,916	*
Repurchase Agreement, at Value	—	327,770		—	14,010,398
Foreign Currency, at Value	42,466	3,185		634,138	5,463
Dividend and Interest Receivable	32,486	1,019,967		—	59,479
Receivable for Capital Shares Sold	—	—		—	2,124,236
Reclaim Receivable	—	—		2,484	—
Total Assets	22,143,636	82,814,801		102,037,441	330,073,492
Liabilities:
Obligation to Return Securities Lending Collateral	—	366,000		—	15,644,532
Payable due to Investment Adviser	11,545	43,697		48,446	129,237
Cash Overdraft	8,235	697,247		15,205,979	14,308,451
Payable for Investment Securities Purchased	—	—		—	2,109,104
Payable due to Custodian	—	—		—	64,256
Total Liabilities	19,780	1,106,944		15,254,425	32,255,580
Net Assets	$22,123,856	$81,707,857		$86,783,016	$297,817,912
Net Assets Consist of:
Paid-in Capital	$27,202,844	$169,093,006		$118,435,764	$537,420,155
Total distributable loss	(5,078,988)	(87,385,149)		(31,652,748)	(239,602,243)
Net Assets	$22,123,856	$81,707,857		$86,783,016	$297,817,912
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,350,000	8,530,000		3,324,975	35,050,000
Net Asset Value, Offering and Redemption Price Per Share	$16.39	$9.58		$26.10	$8.50
*Includes Market Value of Securities on Loan	$—	$350,384		$—	$5,692,801

The accompanying notes are an integral part of the financial statements.
94

Statements of Assets and Liabilities
April 30, 2019 (Unaudited)

	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF		Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF
Assets:
Cost of Investments	$109,152,891		$23,656,202		$44,010,279	$16,911,279
Cost of Repurchase Agreement	2,140,308		877,451		—	—
Cost of Foreign Currency	—		—		699,223	26,007
Investments, at Value	$96,039,760	*	$22,350,125	*	$39,837,568	$16,558,254
Repurchase Agreement, at Value	2,140,308		877,451		—	—
Cash	156,439		—		—	29,749
Foreign Currency, at Value	1		—		700,193	26,002
Dividend and Interest Receivable	248,267		33,498		235,761	20,241
Unrealized Appreciation on Spot Contracts	—		—		2	—
Receivable for Investment Securities Sold	—		—		—	4,502
Reclaim Receivable	—		705,760		—	2,890
Total Assets	98,584,775		23,966,834		40,773,524	16,641,638
Liabilities:
Obligation to Return Securities Lending Collateral	2,389,948		979,794		—	—
Payable due to Investment Adviser	39,721		9,517		21,508	6,243
Payable for Investment Securities Purchased	—		—		3,448	25,890
Accrued Foreign Capital Gains Tax	—		—		—	1,682
Cash Overdraft	—		24,269		2,597,999	—
Unrealized Depreciation on Spot Contracts	—		—		—	12
Payable due to Custodian	—		—		23,312	—
Total Liabilities	2,429,669		1,013,580		2,646,267	33,827
Net Assets	$96,155,106		$22,953,254		$38,127,257	$16,607,811
Net Assets Consist of:
Paid-in Capital	$138,191,934		$28,592,056		$63,125,627	$39,573,723
Total distributable loss	(42,036,828)		(5,638,802)		(24,998,370)	(22,965,912)
Net Assets	$96,155,106		$22,953,254		$38,127,257	$16,607,811
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,550,000		1,060,000		2,362,135	800,000
Net Asset Value, Offering and Redemption Price Per Share	$12.74		$21.65		$16.14	$20.76
*Includes Market Value of Securities on Loan	$2,279,752		$461,107		$—	$—

The accompanying notes are an integral part of the financial statements.
95

Statements of Assets and Liabilities
April 30, 2019 (Unaudited)

	Global X MSCI Portugal ETF		Global X MSCI Pakistan ETF	Global X DAX Germany ETF
Assets:
Cost of Investments	$28,143,031		$54,928,856	$18,497,617
Cost of Repurchase Agreement	149,055		—	—
Cost of Foreign Currency	—		185,960	—
Investments, at Value	$22,546,240	*	$36,228,581	$17,156,432
Repurchase Agreement, at Value	149,055		—	—
Cash	17,763		—	—
Foreign Currency, at Value	34,772		186,007	—
Reclaim Receivable	85,389		—	111,297
Dividend and Interest Receivable	1,463		110,362	38,622
Total Assets	22,834,682		36,524,950	17,306,351
Liabilities:
Obligation to Return Securities Lending Collateral	166,440		—	—
Payable due to Investment Adviser	10,169		19,019	2,620
Unrealized Depreciation on Spot Contracts	76		—	—
Cash Overdraft	—		1,638,494	1,055,711
Payable due to Custodian	1,413		12,654	—
Total Liabilities	178,098		1,670,167	1,058,331
Net Assets	$22,656,584		$34,854,783	$16,248,020
Net Assets Consist of:
Paid-in Capital	$39,910,532		$68,271,802	$18,400,596
Total distributable loss	(17,253,948)		(33,417,019)	(2,152,576)
Net Assets	$22,656,584		$34,854,783	$16,248,020
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,050,000		4,350,000	600,000
Net Asset Value, Offering and Redemption Price Per Share	$11.05		$8.01	$27.08
*Includes Market Value of Securities on Loan	$153,739		$—	$—

The accompanying notes are an integral part of the financial statements.
96

Statements of Operations
For the period ended April 30, 2019 (Unaudited)

	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Energy ETF	Global X MSCI China Financials ETF	Global X MSCI China Industrials ETF
Investment Income:
Dividend Income	$174,920	$2,126	$116,637	$2,000
Interest Income	7,941	67	5,222	26
Security Lending Income	116,105	—	—	—
Less: Foreign Taxes Withheld	(2,328)	—	(5,485)	—
Total Investment Income	296,638	2,193	116,374	2,026
Supervision and Administration Fees(1)	432,484	8,277	175,098	6,883
Custodian Fees(2)	3,864	99	947	59
Total Expenses	436,348	8,376	176,045	6,942
Net Investment Loss	(139,710)	(6,183)	(59,671)	(4,916)
Net Realized Gain(Loss) on:
Investments(3)	(14,456,275)	(121,877)	805,076	(217,653)
Foreign Currency Transactions	(26,619)	200	(7,420)	495
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(14,482,894)	(121,677)	797,656	(217,158)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	49,037,645	198,458	4,268,607	382,509
Foreign Currency Translations	47	(7)	(19)	(1)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	49,037,692	198,451	4,268,588	382,508
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	34,554,798	76,774	5,066,244	165,350
Net Increase in Net Assets Resulting from Operations	$34,415,088	$70,591	$5,006,573	$160,434

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
97

Statements of Operations
For the period ended April 30, 2019 (Unaudited)

	Global X MSCI China Materials ETF	Global X MSCI China Communication Services ETF	Global X MSCI China Consumer Staples ETF(1)	Global X MSCI China Health Care ETF(1)
Investment Income:
Dividend Income	$9,733	$60,843	$2,739	$1,828
Interest Income	48	1,376	13	—
Security Lending Income	—	2,871	—	—
Less: Foreign Taxes Withheld	(178)	(164)	(274)	(91)
Total Investment Income	9,603	64,926	2,478	1,737
Supervision and Administration Fees(2)	7,963	90,836	4,205	3,929
Custodian Fees(3)	105	903	60	25
Total Expenses	8,068	91,739	4,265	3,954
Net Investment Income(Loss)	1,535	(26,813)	(1,787)	(2,217)
Net Realized Gain (Loss) on:
Investments(4)	(389,910)	69,652	42,480	2,574
Foreign Currency Transactions	558	1,891	73	26
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(389,352)	71,543	42,553	2,600
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	611,876	5,488,104	427,221	215,212
Foreign Currency Translations	(2)	(4)	—	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	611,874	5,488,100	427,221	215,212
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	222,522	5,559,643	469,774	217,812
Net Increase in Net Assets Resulting from Operations	$224,057	$5,532,830	$467,987	$215,595

(1)	The Fund commenced operations on December 7, 2018.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
98

Statements of Operations
For the period ended April 30, 2019 (Unaudited)

	Global X MSCI China Information Technology ETF(1)	Global X MSCI China Real Estate ETF(1)	Global X MSCI China Utilities ETF(1)	Global X MSCI China Large-Cap 50 ETF(1)
Investment Income:
Dividend Income	$2,022	$1,044	$3,248	$432
Less: Foreign Taxes Withheld	(202)	—	(283)	(18)
Total Investment Income	1,820	1,044	2,965	414
Supervision and Administration Fees(2)	4,252	4,185	3,830	3,048
Custodian Fees(3)	69	17	32	69
Total Expenses	4,321	4,202	3,862	3,117
Net Investment Loss	(2,501)	(3,158)	(897)	(2,703)
Net Realized Gain (Loss) on:
Investments(4)	140,048	8,369	14,444	119,847
Foreign Currency Transactions	(890)	8	(95)	(489)
Net Realized Gain on Investments and Foreign Currency Transactions	139,158	8,377	14,349	119,358
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	203,396	321,239	(4,327)	314,218
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	203,396	321,239	(4,327)	314,218
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	342,554	329,616	10,022	433,576
Net Increase in Net Assets Resulting from Operations	$340,053	$326,458	$9,125	$430,873

(1)	The Fund commenced operations on December 7, 2018.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
99

Statements of Operations
For the period ended April 30, 2019 (Unaudited)

	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Investment Income:
Dividend Income	$203,418	$1,862,654	$594,319	$2,566,306
Interest Income	310	1,652	3,605	6,055
Security Lending Income	—	3,677	—	274,772
Less: Foreign Taxes Withheld	(13,014)	(11,095)	(39,302)	(123,836)
Total Investment Income	190,714	1,856,888	558,622	2,723,297
Supervision and Administration Fees(1)	63,288	254,867	275,908	703,031
Custodian Fees(2)	334	610	2,438	45,457
Total Expenses	63,622	255,477	278,346	748,488
Net Investment Income	127,092	1,601,411	280,276	1,974,809
Net Realized Gain (Loss) on:
Investments(3)	(171,237)	(1,158,791)	(43,241)	(2,331,691)
Foreign Currency Transactions	(583)	18,572	3,862	(24,703)
Net Realized Loss on Investments and Foreign Currency Transactions	(171,820)	(1,140,219)	(39,379)	(2,356,394)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,933,435	10,050,876	2,600,302	32,793,817
Foreign Currency Translations	67	1,154	(252)	73
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	1,933,502	10,052,030	2,600,050	32,793,890
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	1,761,682	8,911,811	2,560,671	30,437,496
Net Increase in Net Assets Resulting from Operations	$1,888,774	$10,513,222	$2,840,947	$32,412,305

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
100

Statements of Operations
For the period ended April 30, 2019 (Unaudited)

	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF
Investment Income:
Dividend Income	$2,192,987	$656,198	$1,580,242	$269,969
Interest Income	2,562	84	699	348
Security Lending Income	53,489	8,458	—	—
Less: Foreign Taxes Withheld	(371,333)	(100,266)	(158,151)	(18,101)
Total Investment Income	1,877,705	564,474	1,422,790	252,216
Supervision and Administration Fees(1)	267,325	57,491	131,369	35,079
Custodian Fees(2)	—	12,502	38,631	5,572
Total Expenses	267,325	69,993	170,000	40,651
Net Investment Income	1,610,380	494,481	1,252,790	211,565
Net Realized Gain (Loss) on:
Investments(3)	1,340,904	(350,126)	(634,965)	(615,806)
Foreign Currency Transactions	6,597	881	(17,293)	(68)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,347,501	(349,245)	(652,258)	(615,874)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(12,615,723)	1,543,124	(3,067,502)	1,134,015
Foreign Capital Gains Tax on Appreciated Securities	—	—	—	(188)
Foreign Currency Translations	6,735	(19,381)	1,568	(46)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(12,608,988)	1,523,743	(3,065,934)	1,133,781
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(11,261,487)	1,174,498	(3,718,192)	517,907
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,651,107)	$1,668,979	$(2,465,402)	$729,472

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
101

Statements of Operations
For the period ended April 30, 2019 (Unaudited)

	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF	Global X DAX Germany ETF*
Investment Income:
Dividend Income	$114,967	$921,382	$163,651
Interest Income	258	704	—
Security Lending Income	18,455	—	—
Less: Foreign Taxes Withheld	(17,245)	(137,303)	(18,718)
Total Investment Income	116,435	784,783	144,933
Supervision and Administration Fees(1)	69,830	118,616	33,886
Custodian Fees(2)	4,257	34,997	816
Total Expenses	74,087	153,613	34,702
Waiver of Supervision and Administration Fees	–	–	(18,826)
Net Expenses	74,087	153,613	15,876
Net Investment Income	42,348	631,170	129,057
Net Realized Gain (Loss) on:
Investments(3)	(1,059,578)	(2,539,398)	(249,832)
Foreign Currency Transactions	3,489	(69,702)	(2,023)
Net Realized Loss on Investments and Foreign Currency Transactions	(1,056,089)	(2,609,100)	(251,855)
Net Change in Unrealized Appreciation (Depreciation)on:
Investments	1,622,993	(5,165,285)	1,211,788
Foreign Currency Translations	(897)	5,594	(108,396)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,622,096	(5,159,691)	1,103,392
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	566,007	(7,768,791)	851,537
Net Increase (Decrease) in Net Assets Resulting from Operations	$608,355	$(7,137,621)	$980,594

*	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
102

Statements of Changes in Net Assets

	Global X MSCI China Consumer Discretionary ETF		Global X MSCI China Energy ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income (Loss)	$(139,710)	$3,057,004	$(6,183)	$95,503
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(14,482,894)	(1,038,529)	(121,677)	(149,961)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	49,037,692	(78,056,785)	198,451	20,487
Net Increase (Decrease) in Net Assets Resulting from Operations	34,415,088	(76,038,310)	70,591	(33,971)
Distributions	(3,058,877)	(1,451,475)	(95,555)	(61,751)
Capital Share Transactions:
Issued	22,957,359	278,709,895	634	1,296,935
Redeemed	(5,390,690)	(237,167,201)	(531,924)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	17,566,669	41,542,694	(531,290)	1,296,935
Total Increase (Decrease) in Net Assets	48,922,880	(35,947,091)	(556,254)	1,201,213
Net Assets:
Beginning of Period	120,102,486	156,049,577	2,954,704	1,753,491
End of Period	$169,025,366	$120,102,486	$2,398,450	$2,954,704
Share Transactions:
Issued	1,400,000	14,850,000	—	100,000
Redeemed	(400,000)	(14,950,000)	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,000,000	(100,000)	(50,000)	100,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
103

Statements of Changes in Net Assets

	Global X MSCI China Financials ETF		Global X MSCI China Industrials ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income (Loss)	$(59,671)	$1,359,209	$(4,916)	$63,886
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	797,656	1,374,334	(217,158)	(410,506)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	4,268,588	(8,496,517)	382,508	(169,069)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,006,573	(5,762,974)	160,434	(515,689)
Distributions	(1,359,097)	(957,793)	(50,558)	(86,463)
Capital Share Transactions:
Issued	76,029,804	7,192,833	—	—
Redeemed	(2,996,948)	(19,939,874)	—	(1,374,683)
Increase (Decrease) in Net Assets from Capital Share Transactions	73,032,856	(12,747,041)	—	(1,374,683)
Total Increase (Decrease) in Net Assets	76,680,332	(19,467,808)	109,876	(1,976,835)
Net Assets:
Beginning of Period	30,783,511	50,251,319	2,038,184	4,015,019
End of Period	$107,463,843	$30,783,511	$2,148,060	$2,038,184
Share Transactions:
Issued	4,350,000	350,000	—	—
Redeemed	(200,000)	(1,200,000)	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,150,000	(850,000)	—	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
104

Statements of Changes in Net Assets

	Global X MSCI China Materials ETF		Global X MSCI China Communication Services ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income (Loss)	$1,535	$105,219	$(26,813)	$72,911
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(389,352)	48,554	71,543	(726,409)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	611,874	(1,231,745)	5,488,100	(7,584,372)
Net Increase (Decrease) in Net Assets Resulting from Operations	224,057	(1,077,972)	5,532,830	(8,237,870)
Distributions	(112,145)	(58,997)	(67,981)	(578,519)
Capital Share Transactions:
Issued	—	—	3,542,156	15,927,280
Redeemed	—	(1,865,290)	(6,220,535)	(1,473,002)
Increase (Decrease) in Net Assets from Capital Share Transactions	—	(1,865,290)	(2,678,379)	14,454,278
Total Increase (Decrease) in Net Assets	111,912	(3,002,259)	2,786,470	5,637,889
Net Assets:
Beginning of Period	2,394,840	5,397,099	24,644,908	19,007,019
End of Period	$2,506,752	$2,394,840	$27,431,378	$24,644,908
Share Transactions:
Issued	—	—	150,000	500,000
Redeemed	—	(100,000)	(250,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(100,000)	(100,000)	450,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
105

Statements of Changes in Net Assets

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
	Period Ended April 30, 2019(1) (Unaudited)	Period Ended April 30, 2019(1) (Unaudited)
Operations:
Net Investment Loss	$(1,787)	$(2,217)
Net Realized Gain on Investments and Foreign Currency Transactions(2)	42,553	2,600
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	427,221	215,212
Net Increase in Net Assets Resulting from Operations	467,987	215,595
Capital Share Transactions:
Issued	1,501,813	1,502,019
Increase in Net Assets from Capital Share Transactions	1,501,813	1,502,019
Total Increase in Net Assets	1,969,800	1,717,614
Net Assets:
Beginning of Period	—	—
End of Period	$1,969,800	$1,717,614
Share Transactions:
Issued	100,002	100,002
Net Increase in Shares Outstanding from Share Transactions	100,002	100,002

(1)	The Fund commenced operations on December 7, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
106

Statements of Changes in Net Assets

	Global X MSCI China Information Technology ETF	Global X MSCI China Real Estate ETF
	Period Ended April 30, 2019(1) (Unaudited)	Period Ended April 30, 2019(1) (Unaudited)
Operations:
Net Investment Loss	$(2,501)	$(3,158)
Net Realized Gain on Investments and Foreign Currency Transactions(2)	139,158	8,377
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	203,396	321,239
Net Increase in Net Assets Resulting from Operations	340,053	326,458
Capital Share Transactions:
Issued	2,435,656	1,502,246
Redeemed	(906,359)	—
Increase in Net Assets from Capital Share Transactions	1,529,297	1,502,246
Total Increase in Net Assets	1,869,350	1,828,704
Net Assets:
Beginning of Period	—	—
End of Period	$1,869,350	$1,828,704
Share Transactions:
Issued	150,002	100,002
Redeemed	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	100,002	100,002

(1)	The Fund commenced operations on December 7, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
107

Statements of Changes in Net Assets

	Global X MSCI China Utilities ETF	Global X MSCI China Large-Cap 50 ETF
	Period Ended April 30, 2019(1) (Unaudited)	Period Ended April 30, 2019(1) (Unaudited)
Operations:
Net Investment Loss	$(897)	$(2,703)
Net Realized Gain on Investments and Foreign Currency Transactions(2)	14,349	119,358
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(4,327)	314,218
Net Increase in Net Assets Resulting from Operations	9,125	430,873
Capital Share Transactions:
Issued	1,502,075	3,902,788
Redeemed	—	(1,389,067)
Increase in Net Assets from Capital Share Transactions	1,502,075	2,513,721
Total Increase in Net Assets	1,511,200	2,944,594
Net Assets:
Beginning of Period	—	—
End of Period	$1,511,200	$2,944,594
Share Transactions:
Issued	100,002	150,002
Redeemed	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	100,002	100,002

(1)	The Fund commenced operations on December 7, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
108

Statements of Changes in Net Assets

	Global X FTSE Southeast Asia ETF		Global X MSCI Colombia ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$127,092	$591,481	$1,601,411	$2,038,089
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(171,820)	163,586	(1,140,219)	(798,469)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,933,502	(1,776,658)	10,052,030	(9,808,078)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,888,774	(1,021,591)	10,513,222	(8,568,458)
Distributions	(563,227)	(284,000)	(2,240,152)	(1,748,612)
Capital Share Transactions:
Issued	3,184,109	10,002,534	4,222,414	31,346,354
Redeemed	—	(5,402,561)	(13,069,884)	(31,731,396)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,184,109	4,599,973	(8,847,470)	(385,042)
Total Increase (Decrease) in Net Assets	4,509,656	3,294,382	(574,400)	(10,702,112)
Net Assets:
Beginning of Period	17,614,200	14,319,818	82,282,257	92,984,369
End of Period	$22,123,856	$17,614,200	$81,707,857	$82,282,257
Share Transactions:
Issued	200,000	600,000	450,000	2,850,000
Redeemed	—	(350,000)	(1,400,000)	(3,100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	250,000	(950,000)	(250,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
109

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X MSCI Greece ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$280,276	$1,832,975	$1,974,809	$7,796,612
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(39,379)	27,933,981	(2,356,394)	11,985,287
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,600,050	(59,249,279)	32,793,890	(89,657,043)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,840,947	(29,482,323)	32,412,305	(69,875,144)
Distributions	(1,124,898)	(1,050,485)	(5,753,461)	(8,523,662)
Capital Share Transactions:
Issued	13,766,345	69,731,683	45,530,150	141,645,910
Redeemed	(18,090,332)	(133,275,628)	(32,271,628)	(155,135,031)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,323,987)	(63,543,945)	13,258,522	(13,489,121)
Total Increase (Decrease) in Net Assets	(2,607,938)	(94,076,753)	39,917,366	(91,887,927)
Net Assets:
Beginning of Period	89,390,954	183,467,707	257,900,546	349,788,473
End of Period	$86,783,016	$89,390,954	$297,817,912	$257,900,546
Share Transactions:
Issued	500,000	2,100,000	5,800,000	13,450,000
Redeemed	(700,000)	(4,300,000)	(4,350,000)	(17,450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(200,000)	(2,200,000)	1,450,000	(4,000,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
110

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,610,380	$4,349,798	$494,481	$900,792
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,347,501	9,982,185	(349,245)	960,517
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(12,608,988)	(6,330,589)	1,523,743	(4,830,892)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,651,107)	8,001,394	1,668,979	(2,969,583)
Distributions	(4,237,202)	(4,071,466)	(804,589)	(1,206,770)
Capital Share Transactions:
Issued	25,019,571	46,323,379	—	1,141,619
Redeemed	(78,447,554)	(51,518,023)	(2,059,889)	(11,280,081)
Decrease in Net Assets from Capital Share Transactions	(53,427,983)	(5,194,644)	(2,059,889)	(10,138,462)
Total Decrease in Net Assets	(67,316,292)	(1,264,716)	(1,195,499)	(14,314,815)
Net Assets:
Beginning of Period	163,471,398	164,736,114	24,148,753	38,463,568
End of Period	$96,155,106	$163,471,398	$22,953,254	$24,148,753
Share Transactions:
Issued	1,850,000	3,250,000	—	50,000
Redeemed	(6,000,000)	(3,750,000)	(100,000)	(500,000)
Net Decrease in Shares Outstanding from Share Transactions	(4,150,000)	(500,000)	(100,000)	(450,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
111

Statements of Changes in Net Assets

	Global X MSCI Nigeria ETF		Global X MSCI Next Emerging & Frontier ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,252,790	$2,163,179	$211,565	$425,779
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(652,258)	(3,733,868)	(615,874)	(442,034)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,065,934)	(6,406,058)	1,133,781	(1,940,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,465,402)	(7,976,747)	729,472	(1,956,529)
Distributions	(2,032,010)	(1,360,193)	(421,051)	(288,733)
Capital Share Transactions:
Issued	2,767,266	21,278,227	3,154,519	1,253,703
Redeemed	(817,591)	(35,825,601)	—	(2,157,504)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,949,675	(14,547,374)	3,154,519	(903,801)
Total Increase (Decrease) in Net Assets	(2,547,737)	(23,884,314)	3,462,940	(3,149,063)
Net Assets:
Beginning of Period	40,674,994	64,559,308	13,144,871	16,293,934
End of Period	$38,127,257	$40,674,994	$16,607,811	$13,144,871
Share Transactions:
Issued	150,000	850,000	150,000	50,000
Redeemed	(50,000)	(1,600,000)	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	(750,000)	150,000	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
112

Statements of Changes in Net Assets

	Global X MSCI Portugal ETF		Global X MSCI Pakistan ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$42,348	$1,356,508	$631,170	$2,097,578
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(1,056,089)	6,364,970	(2,609,100)	(11,831,415)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,622,096	(9,234,682)	(5,159,691)	(1,524,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	608,355	(1,513,204)	(7,137,621)	(11,257,850)
Distributions	(1,228,903)	(1,558,591)	(1,769,769)	(4,283,498)
Capital Share Transactions:
Issued	5,000,752	15,556,073	3,738,603	18,879,004
Redeemed	(7,018,798)	(50,893,642)	—	(16,890,373)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,018,046)	(35,337,569)	3,738,603	1,988,631
Total Decrease in Net Assets	(2,638,594)	(38,409,364)	(5,168,787)	(13,552,717)
Net Assets:
Beginning of Period	25,295,178	63,704,542	40,023,570	53,576,287
End of Period	$22,656,584	$25,295,178	$34,854,783	$40,023,570
Share Transactions:
Issued	450,000	1,250,000	450,000	1,450,000
Redeemed	(650,000)	(4,100,000)	—	(1,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(200,000)	(2,850,000)	450,000	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
113

Statements of Changes in Net Assets

	Global X DAX Germany ETF*
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$129,057	$506,954
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(251,855)	67,858
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,103,392	(4,055,673)
Net Increase (Decrease) in Net Assets Resulting from Operations	980,594	(3,480,861)
Distributions	(262,910)	(244,615)
Capital Share Transactions:
Issued	—	4,859,840
Redeemed	(1,320,545)	(1,469,780)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,320,545)	3,390,060
Total Decrease in Net Assets	(602,861)	(335,416)
Net Assets:
Beginning of Period	16,850,881	17,186,297
End of Period	$16,248,020	$16,850,881
Share Transactions:
Issued	—	150,000
Redeemed	(50,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	100,000

*	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
114

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Consumer Discretionary ETF
2019 (Unaudited)	13.57	(0.02)	3.96	3.94	(0.35)
2018	17.44	0.20	(3.95)	(3.75)	(0.12)
2017	11.97	0.24	5.40	5.64	(0.17)
2016	13.72	0.20	(1.36)	(1.16)	(0.59)
2015	13.82	0.53	(0.37)	0.16	(0.26)
2014	15.87	0.17	(2.07)	(1.90)	(0.15)
Global X MSCI China Energy ETF
2019 (Unaudited)	11.82	(0.03)	0.58	0.55	(0.38)
2018	11.69	0.49	0.05	0.54	(0.41)
2017	10.56	0.41	0.93	1.34	(0.21)
2016	11.61	0.22	(0.94)	(0.72)	(0.33)
2015	15.03	0.22	(3.31)	(3.09)	(0.33)
2014	15.11	0.29	(0.09)	0.20	(0.28)
Global X MSCI China Financials ETF
2019 (Unaudited)	15.39	(0.02)	2.80	2.78	(0.70)
2018	17.63	0.48	(2.38)	(1.90)	(0.34)
2017	13.80	0.39	3.70	4.09	(0.26)
2016	14.90	0.25	(0.62)	(0.37)	(0.73)
2015	13.50	0.54	1.02	1.56	(0.16)
2014	13.29	0.23	0.05^	0.28	(0.07)

The accompanying notes are an integral part of the financial statements.
115

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.35)	17.16	29.84	169,025	0.66	†	(0.21	)†	70.88
(0.12)	13.57	(21.70)	120,102	0.65		1.11		17.92
(0.17)	17.44	47.90	156,050	0.65		1.67		34.72
(0.59)	11.97	(8.57)	73,023	0.65		1.71		38.13
(0.26)	13.72	1.34	93,951	0.65		3.86		24.57
(0.15)	13.82	(12.09)	134,014	0.65		1.18		18.89

(0.38)	11.99	5.11	2,398	0.66	†	(0.49	)†	75.98
(0.41)	11.82	4.77	2,955	0.65		4.00		14.60
(0.21)	11.69	13.13	1,754	0.65		3.82		11.85
(0.33)	10.56	(6.11)	1,583	0.65		2.19		22.19
(0.33)	11.61	(20.89)	1,741	0.65		1.66		15.62
(0.28)	15.03	1.34	4,509	0.65		1.90		12.65

(0.70)	17.47	18.93	107,464	0.65	†	(0.22	)†	47.71
(0.34)	15.39	(11.04)	30,784	0.66		2.67		15.09
(0.26)	17.63	30.32	50,251	0.65		2.58		19.12
(0.73)	13.80	(2.56)	28,289	0.65		1.92		18.43
(0.16)	14.90	11.50	57,358	0.65		3.34		15.88
(0.07)	13.50	2.08	48,585	0.65		1.76		6.90

^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investment of the Fund.

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
116

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Industrials ETF
2019 (Unaudited)	13.59	(0.03)	1.10	1.07	(0.34)
2018	16.06	0.29	(2.41)	(2.12)	(0.35)
2017	12.57	0.24	3.45	3.69	(0.20)
2016	14.44	0.18	(1.71)	(1.53)	(0.34)
2015	12.93	0.21	1.40	1.61	(0.10)
2014	12.14	0.15	0.83	0.98	(0.19)
Global X MSCI China Materials ETF
2019 (Unaudited)	15.97	0.01	1.48	1.49	(0.75)
2018	21.59	0.46	(5.84)	(5.38)	(0.24)
2017	13.42	0.38	7.95	8.33	(0.16)
2016	13.29	0.16	0.68	0.84	(0.71)
2015	14.80	0.40	(1.70)	(1.30)	(0.21)
2014	15.13	0.19	(0.27)	(0.08)	(0.25)
Global X MSCI China Communication Services ETF
2019 (Unaudited)	22.40	(0.02)	5.10	5.08	(0.05)
2018	29.24	0.07	(6.23)	(6.16)	(0.68)
2017	23.23	0.28	6.69	6.97	(0.96)
2016	22.01	0.45	0.91	1.36	(0.14)
2015	23.48	0.12	(1.52)	(1.40)	(0.07)
2014	20.63	0.06	2.80	2.86	(0.01)

The accompanying notes are an integral part of the financial statements.
117

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.34)	14.32	8.08	2,148	0.66	†	(0.46	)†	63.16
(0.35)	13.59	(13.44)	2,038	0.66		1.92		18.28
(0.20)	16.06	29.88	4,015	0.65		1.68		21.53
(0.34)	12.57	(10.60)	3,770	0.65		1.47		14.08
(0.10)	14.44	12.49	7,222	0.65		1.38		23.87
(0.19)	12.93	8.13	5,821	0.65		1.24		10.61

(0.75)	16.71	9.93	2,507	0.66	†	0.13	†	53.35
(0.24)	15.97	(25.20)	2,395	0.66		2.27		26.95
(0.16)	21.59	62.79	5,397	0.65		2.19		49.80
(0.71)	13.42	6.84	1,342	0.65		1.31		26.33
(0.21)	13.29	(8.95)	1,329	0.65		2.39		28.59
(0.25)	14.80	(0.57)	2,959	0.65		1.26		13.51

(0.05)	27.43	22.75	27,431	0.66	†	(0.19	)†	86.27
(0.68)	22.40	(21.70)	24,645	0.65		0.24		33.79
(0.96)	29.24	31.56	19,007	0.65		1.14		42.59
(0.14)	23.23	6.20	13,940	0.65		2.09		42.02
(0.07)	22.01	(5.94)	15,404	0.65		0.52		44.95
(0.01)	23.48	13.85	22,307	0.65		0.29		64.79

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
118

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Consumer Staples ETF
2019(1)(Unaudited)	15.00	(0.02)	4.72	4.70	—
Global X MSCI China Health Care ETF
2019(1)(Unaudited)	15.00	(0.02)	2.20	2.18	—
Global X MSCI China Information Technology ETF
2019(1)(Unaudited)	15.00	(0.03)	3.72	3.69	—
Global X MSCI China Real Estate ETF
2019(1)(Unaudited)	15.00	(0.03)	3.32	3.29	—
Global X MSCI China Utilities ETF
2019(1)(Unaudited)	15.00	(0.01)	0.12	0.11	—
Global X MSCI China Large-Cap 50 ETF
2019(1)(Unaudited)	25.00	(0.03)	4.48	4.45	—

The accompanying notes are an integral part of the financial statements.
119

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Loss to Average Net Assets (%)		Portfolio Turnover (%)††

—	19.70	31.33	1,970	0.66	†	(0.28	)†	10.62

—	17.18	14.53	1,718	0.65	†	(0.37	)†	2.43

—	18.69	24.60	1,869	0.66	†	(0.38	)†	18.71

—	18.29	21.93	1,829	0.65	†	(0.49	)†	4.96

—	15.11	0.73	1,511	0.66	†	(0.15	)†	10.08

—	29.45	17.80	2,945	0.30	†	(0.26	)†	6.49

(1)	The Fund commenced operations on December 7, 2018.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
120

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X FTSE Southeast Asia ETF
2019 (Unaudited)	15.32	0.10	1.44	1.54	(0.47)
2018	15.91	0.49	(0.81)	(0.32)	(0.27)
2017	13.72	0.32	2.23	2.55	(0.36)
2016	13.07	0.31	0.78	1.09	(0.44)
2015	16.76	0.34	(3.61)	(3.27)	(0.42)
2014	17.12	0.39	(0.16)	0.23	(0.59)
Global X MSCI Colombia ETF
2019 (Unaudited)	8.68	0.17	0.97	1.14	(0.24)
2018	9.56	0.21	(0.91)	(0.70)	(0.18)
2017	9.22	0.18	0.29	0.47	(0.13)
2016	8.79	0.16	0.39	0.55	(0.12)
2015	17.42	0.31	(8.53)	(8.22)	(0.41)
2014	20.55	0.40	(2.78)	(2.38)	(0.75)
Global X MSCI Argentina ETF
2019 (Unaudited)	25.36	0.08	0.97	1.05	(0.31)
2018	32.05	0.35	(6.87)	(6.52)	(0.17)
2017	23.69	0.07	8.37	8.44	(0.08)
2016	19.81	0.15	3.89	4.04	(0.16)
2015	21.18	0.11	(1.39)	(1.28)	(0.09)
2014	20.29	0.10	0.91^	1.01	(0.12)

The accompanying notes are an integral part of the financial statements.
121

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.47)	16.39	10.29	22,124	0.65	†	1.31	†	6.09
(0.27)	15.32	(2.15)	17,614	0.65		2.94		11.98
(0.36)	15.91	19.19	14,320	0.65		2.23		7.78
(0.44)	13.72	8.75	12,349	0.65		2.40		12.94
(0.42)	13.07	(19.97)	14,376	0.65		2.26		24.06
(0.59)	16.76	1.68	29,336	0.65		2.36		8.36

(0.24)	9.58	13.68	81,708	0.61	†	3.83	†	8.51
(0.18)	8.68	(7.55)	82,282	0.62	@	2.01		39.15
(0.13)	9.56	5.24	92,984	0.62	@	1.83		40.93
(0.12)	9.22	6.55	88,760	0.65	@	1.82		37.60
(0.41)	8.79	(47.93)	66,616	0.61	@	2.80		66.93
(0.75)	17.42	(11.73)	100,688	0.66	@	2.12		47.57

(0.31)	26.10	4.31	86,783	0.60	†	0.60	†	10.09
(0.17)	25.36	(20.48)	89,391	0.60	‡	1.07		34.46
(0.08)	32.05	35.79	183,468	0.65	‡	0.24		24.45
(0.16)	23.69	20.65	90,602	0.74		0.69		20.88
(0.09)	19.81	(6.04)	15,355	0.74		0.58		26.88
(0.12)	21.18	5.03	20,652	0.74		0.49		95.29

^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period becauseof the sales and repurchases of fund shares in relation to fluctuating market value of the investment of the Fund.

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68%, 0.81%, 0.84%, 0.79% and 0.78% for the years ended October 31, 2018, 2017, 2016, 2015, and 2014, respectively.

‡	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratios would have been 0.66% and 0.74% for the years ended October 31, 2018 and 2017.

The accompanying notes are an integral part of the financial statements.
122

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
B

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)
Global X MSCI Greece ETF
2019 (Unaudited)	7.68	0.06	0.93	0.99	(0.17)	(0.17)
2018	9.30	0.19	(1.59)	(1.40)	(0.22)	(0.22)
2017	7.35	0.15	1.95	2.10	(0.15)	(0.15)
2016	10.41	0.13	(3.07)	(2.94)	(0.12)	(0.12)
2015	15.84	0.18	(5.48)	(5.30)	(0.13)	(0.13)
2014	22.60	0.08	(6.83)	(6.75)	(0.01)	(0.01)
Global X MSCI Norway ETF
2019 (Unaudited)	13.97	0.19	(0.88)	(0.69)	(0.54)	(0.54)
2018	13.50	0.37	0.48	0.85	(0.38)	(0.38)
2017	11.07	0.41	2.34	2.75	(0.32)	(0.32)
2016	10.75	0.35	0.34	0.69	(0.37)	(0.37)
2015	14.82	0.34	(3.58)	(3.24)	(0.83)	(0.83)
2014	16.76	0.63	(2.18)	(1.55)	(0.39)	(0.39)
Global X FTSE Nordic Region ETF
2019 (Unaudited)	20.82	0.45	1.07	1.52	(0.69)	(0.69)
2018	23.89	0.63	(2.87)	(2.24)	(0.83)	(0.83)
2017	19.38	0.51	4.72	5.23	(0.72)	(0.72)
2016	22.29	0.63	(2.91)	(2.28)	(0.63)	(0.63)
2015	24.36	0.59	(1.81)	(1.22)	(0.85)	(0.85)
2014	23.74	0.79	0.46	1.25	(0.63)	(0.63)

The accompanying notes are an integral part of the financial statements.
123

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

8.50	13.37	297,818	0.59	†	1.54	†	5.81
7.68	(15.63)	257,901	0.59		1.98		16.38
9.30	29.04	349,788	0.61		1.69		21.59
7.35	(28.33)	245,561	0.62		1.71		76.19
10.41	(33.66)	314,907	0.62		1.61		29.35
15.84	(29.83)	140,201	0.62		0.38		64.19

12.74	(4.50)	96,155	0.50	†	3.01	†	4.70
13.97	6.47	163,471	0.50		2.64		9.55
13.50	25.53	164,736	0.50		3.41		9.53
11.07	6.86	113,997	0.50		3.39		16.62
10.75	(22.50)	65,024	0.50		2.76		16.05
14.82	(9.46)	183,038	0.50		3.76		26.50

21.65	7.69	22,953	0.61	†	4.30	†	1.22
20.82	(9.67)	24,149	0.58		2.80		7.37
23.89	27.97	38,464	0.55		2.37		6.79
19.38	(10.54)	40,899	0.51		3.01		10.90
22.29	(5.05)	52,596	0.50		2.53		7.76
24.36	5.30	59,927	0.50		3.16		6.05

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
124

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI Nigeria ETF
2019 (Unaudited)	17.98	0.55	(1.49)	(0.94)	(0.90)	—
2018	21.43	0.73	(3.76)	(3.03)	(0.42)	—
2017(1)	17.24	0.54	4.07	4.61	(0.42)	—
2016(1)	31.76	0.86	(14.16)	(13.30)	(1.22)	—
2015(1)	52.08	1.37	(20.47)	(19.10)	(1.22)	—
2014(1)	59.68	1.88	(8.65)	(6.77)	(0.68)	(0.15)
Global X MSCI Next Emerging & Frontier ETF
2019 (Unaudited)	20.22	0.30	0.89	1.19	(0.65)	—
2018	23.28	0.59	(3.24)	(2.65)	(0.41)	—
2017	20.15	0.40	3.21	3.61	(0.48)	—
2016	19.27	0.20	1.14^	1.34	(0.46)	—
2015	25.55	0.49	(6.37)	(5.88)	(0.40)	—
2014(2)	25.08	0.51	0.01	0.52	(0.05)	—
Global X MSCI Portugal ETF
2019 (Unaudited)	11.24	0.02	0.25	0.27	(0.46)	—
2018	12.49	0.36	(1.25)	(0.89)	(0.36)	—
2017	9.88	0.36	2.65	3.01	(0.40)	—
2016	10.85	0.42	(0.93)	(0.51)	(0.46)	—
2015	12.65	0.30	(1.87)	(1.57)	(0.23)	—
2014(3)	15.04	0.38	(2.77)	(2.39)	—	—

The accompanying notes are an integral part of the financial statements.
125

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.90)	16.14	(5.45)	38,127	0.88	†	6.48	†	18.17
(0.42)	17.98	(14.46)	40,675	0.88		3.29		62.52
(0.42)	21.43	27.52	64,559	1.07		2.99		21.07
(1.22)	17.24	(43.30)	28,009	1.02	@	3.80		29.61
(1.22)	31.76	(37.25)	24,623	0.68	@	3.72		34.00
(0.83)	52.08	(11.55)	16,924	0.68	@	3.14		54.75

(0.65)	20.76	6.06	16,608	0.57	†	2.96	†	56.89
(0.41)	20.22	(11.66)	13,145	0.55		2.54		14.62
(0.48)	23.28	18.53	16,294	0.56		1.89		7.93
(0.46)	20.15	7.33	15,112	0.56		1.13		9.35
(0.40)	19.27	(23.29)	106,925	0.58		2.22		19.72
(0.05)	25.55	2.07	152,027	0.58	†‡	2.00	†	24.14

(0.46)	11.05	2.90	22,657	0.58	†	0.33	†	10.93
(0.36)	11.24	(7.26)	25,295	0.57		2.91		21.05
(0.40)	12.49	31.88	63,705	0.60		3.31		25.31
(0.46)	9.88	(4.86)	25,694	0.61		4.26		27.20
(0.23)	10.85	(12.39)	37,449	0.61		2.68		35.26
—	12.65	(15.89)	36,692	0.61	†	2.58	†	53.58

(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on March 16, 2017 (See Note 9 in the Notes to Financial Statements).
(2)	The Fund commenced operations on November 6, 2013.
(3)	The Fund commenced operations on November 12, 2013.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 1.10%, 0.92%, and 0.92% for the years and or period ended October 31, 2016, 2015 , and 2014, respectively.

‡
The ratio of Expenses to Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.58% for the Global X MSCI Next Emerging & Frontier ETF.

The accompanying notes are an integral part of the financial statements.
126

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI Pakistan ETF
2019 (Unaudited)	10.26	0.16	(1.96)	(1.80)	(0.45)	—
2018	13.56	0.47	(2.68)	(2.21)	(0.44)	(0.65)
2017	15.23	0.75	(1.90)	(1.15)	(0.52)	—
2016	14.17	0.58	0.90	1.48	(0.37)	(0.05)
2015(1)	15.28	0.35	(1.46)	(1.11)	—	—
Global X DAX Germany ETF(2)
2019 (Unaudited)	25.92	0.21	1.39	1.60	(0.44)	—
2018(4)	31.25	0.77	(5.75)‡	(4.98)	(0.35)	—
2017(4)	24.73	0.48	6.91	7.39	(0.83)	—
2016(4)	25.82	0.45	(1.33)	(0.88)	(0.21)	—
2015(4)	25.73	0.73	(0.37)	0.36	(0.27)	—
2014(3)(4)	25.00	—^	0.73	0.73	—	—

The accompanying notes are an integral part of the financial statements.
127

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.45)	8.01	(17.52)	34,855	0.88	†	3.62	†	10.81
—	(1.09)	10.26	(17.53)	40,024	0.87		3.84		44.05
—	(0.52)	13.56	(8.25)	53,576	0.89		4.64		65.51
—	(0.42)	15.23	10.87	10,664	0.91		4.01		21.22
—	—	14.17	(7.26)	5,667	0.90	†	4.43	†	19.31

—	(0.44)	27.08	6.41	16,248	0.21	†+	1.70	†	9.97
—	(0.35)	25.92	(16.05)@	16,851	0.20		2.57		7.00
(0.04)	(0.87)	31.25	30.40	17,186	0.38		1.74		9.00
—	(0.21)	24.73	(3.41)	13,601	0.45		1.86		14.00
—	(0.27)	25.82	1.34	15,494	0.45		2.70		9.00
—	—	25.73	2.92	12,866	0.45	†	(0.45	)†	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on April 22, 2015.
(2)	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(3)	The Fund commenced operations on October 23, 2014.
(4)
As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.

+	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.46%.
^	Amount is less than $(0.005).
‡	Includes a $0.10 gain per share derived from a payment from the Administrato (See Note 12 in Notes to Finanaicial Statements).
@	Before payment from the Administrator for the loss resulting from the error, the total return for the period would have been (16.37% ( See Note 12 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
128

Notes to Financial Statements (unaudited)
April 30, 2019

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2019, the Trust had one hundred investment portfolios, seventy of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Energy ETF, Global X MSCI China Financials ETF, Global X MSCI China Industrials ETF, Global X MSCI China Materials ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF,  Global X MSCI China Information Technology ETF, Global X MSCI China Real Estate ETF, Global X MSCI China Utilities ETF, Global X MSCI China Large-Cap 50 ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X MSCI Next Emerging & Frontier ETF, Global X MSCI Portugal ETF, Global X MSCI Pakistan ETF and Global X DAX Germany ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X MSCI Next Emerging & Frontier ETF) has elected non-diversified status.

On December 24, 2018, the shareholders of the Horizons DAX Germany ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”)  that provided for (a) the transfer of all the assets to the Global X DAX Germany ETF (the “Germany Fund”) and the assumption of certain of the liabilities of the Predecessor Fund, (b) the issuance of shares of the Germany Fund to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 24, 2018. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Germany Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through December 21, 2018. PricewaterhouseCoopers LLP did not serve as the Predecessor Fund’s independent registered public accounting firm or audit the financial statements of the Predecessor Fund, including during the fiscal years ended October 31, 2016, 2017 and 2018.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Significant Accounting Policies followed by the Funds.
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)
of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ and the Nigerian Stock Exchange), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ and the Nigerian Stock Exchange, the Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)
for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, there were securities valued using Fair Value Procedures of $1,258,275, $0, $18,916,  $9,355, $0, $ 351,279 and $13 in Global X MSCI China Financials ETF, Global X MSCI China Materials ETF, Global X MSCI China Communication Services ETF, Global X  MSCI China Information Technology, Global X  MSCI China Utilities, Global X MSCI Greece ETF and Global X MSCI Portugal ETF, respectively. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)
the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2019. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.
Global X MSCI China Financials ETF
Assets	Fair Value at 4/30/19	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$1,197,782	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0.0%
Common Stock	$60,493	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	15.0%
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2019. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by RBC Capital Markets are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)
financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2019, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X MSCI China Consumer Discretionary ETF
RBC Capital Markets	$2,736,000	$2,736,000	$-	$-
Global X MSCI China Communication Services ETF
RBC Capital Markets	634,554	634,554	-	-
Global X MSCI Colombia ETF
RBC Capital Markets	327,770	327,770	-	-
Global X MSCI Greece ETF
RBC Capital Markets	14,010,398	14,010,398	-	-
Global X MSCI Norway ETF
RBC Capital Markets	2,140,308	2,140,308	-	-
Global X FTSE Nordic Region ETF
RBC Capital Markets	877,451	877,451	-	-
Global X MSCI Portugal ETF
RBC Capital Markets	149,055	149,055	-	-

(1)Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)Net Amount represents the net amount receivable due from the counterparty in the event of default.
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)
If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of each Fund.
The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the period ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees in the Statements of Operations.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at April 30, 2019	Redemption Fee
Global X MSCI China Consumer Discretionary ETF	50,000	$1,100	$858,000	$1,100
Global X MSCI China Energy ETF	50,000	800	599,500	800
Global X MSCI China Financials ETF	50,000	1,500	873,500	1,500
Global X MSCI China Industrials ETF	50,000	1,500	716,000	1,500
Global X MSCI China Materials ETF	50,000	1,200	835,500	1,200
Global X MSCI China Communication Services ETF	50,000	800	1,371,500	800
Global X MSCI China Consumer Staples ETF	50,000	1,000	985,000	1,000
Global X MSCI China Health Care ETF	50,000	1,000	859,000	1,000
Global X MSCI China Information Technology ETF	50,000	1,200	934,500	1,200
Global X MSCI China Real Estate ETF	50,000	1,200	914,500	1,200
Global X MSCI China Utilities ETF	50,000	1,000	755,500	1,000
Global X MSCI China Large-Cap 50 ETF	50,000	1,300	1,472,500	1,300
Global X FTSE Southeast Asia ETF	50,000	2,100	819,500	2,100
Global X MSCI Colombia ETF	50,000	2,000	479,000	2,000
Global X MSCI Argentina ETF	50,000	500	1,305,000	500
Global X MSCI Greece ETF	50,000	700	425,000	700
Global X MSCI Norway ETF	50,000	1,200	637,000	1,200
Global X FTSE Nordic Region ETF	50,000	1,000	1,082,500	1,000
Global X MSCI Nigeria ETF	50,000	2,000	807,000	2,000
Global X MSCI Next Emerging & Frontier ETF	50,000	9,500	1,038,000	9,500
Global X MSCI Portugal ETF	50,000	1,000	552,500	1,000
Global X MSCI Pakistan ETF	50,000	3,500	400,500	3,500
Global X DAX Germany ETF	50,000	500	1,354,000	500

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

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3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.
For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X MSCI Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF pay custodial fees that are not covered by the Supervision and Administration Agreement.

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3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and Administration Fee
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Large-Cap 50 ETF	0.29%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Colombia ETF*	0.61%
Global X MSCI Argentina ETF**	0.59%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Pakistan ETF	0.68%
Global X DAX Germany ETF***	0.45%

* Pursuant to an expense limitation agreement in existence between the Global X MSCI Colombia ETF (the “ Colombia Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Colombia Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.61% of the Colombia Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Colombia Fund (at a later date) could reimburse the Adviser for the fees and expenses

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3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Colombia Fund’s fees to 0.61% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of April 30, 2019, the amounts of waivers/reimbursements subject to recoupment for the Global X MSCI Colombia ETF were $61,948 expiring 2021, $178,804 expiring 2020 and $145,757 expiring 2019. As of April 30, 2019, there had been no recoupment of previously waived and reimbursed fees.
**Pursuant to an expense limitation agreement in existence between the Global X MSCI Argentina ETF (the “Argentina Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Argentina Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.59% of the Argentina Fund’s average daily net assets per year until at least May 1, 2018. Pursuant to the expense limitation agreement, the Argentina Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses of the Argentina Fund to exceed 0.59% during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Argentina Fund’s fees to 0.59% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of April 30, 2019, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Argentina ETF were $105,611 expiring 2021 and $123,845 expiring 2020. As of April 30, 2019, there had been no recoupment of previously waived and reimbursed fees.
***Reflects fees paid by the Predecessor Fund to Horizons ETFs Management (US) LLC (the “Predecessor Adviser”), in its capacity as adviser to the Predecessor Fund during the prior fiscal year.  The Board of Trustees approved an Expense Limitation Agreement whereby the Adviser, effective as of the Reorganization, contractually agreed to reimburse or waive fees and/or limit the Germany Fund’s expenses to the extent necessary to assure that operating expenses (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.20% of the Global X DAX Germany ETF’s average daily net assets per year until at least March 1, 2020.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general

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3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

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Notes to Financial Statements (unaudited) (continued)
April 30, 2019

4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:
	Purchases	Sales and Maturities
Global X MSCI China Consumer Discretionary ETF	$102,453,788	$96,227,734
Global X MSCI China Energy ETF	1,974,841	2,171,230
Global X MSCI China Financials ETF	97,302,780	27,642,471
Global X MSCI China Industrials ETF	1,340,800	1,401,471
Global X MSCI China Materials ETF	1,303,247	1,416,273
Global X MSCI China Communication Services ETF	23,834,304	24,529,245
Global X MSCI China Consumer Staples ETF	1,681,541	182,679
Global X MSCI China Health Care ETF	1,536,087	38,248
Global X MSCI China Information Technology ETF	734,243	350,279
Global X MSCI China Real Estate ETF	1,582,202	84,105
Global X MSCI China Utilities ETF	1,649,999	153,241
Global X MSCI China Large-Cap 50 ETF	2,752,113	195,240
Global X FTSE Southeast Asia ETF	1,357,926	1,193,087
Global X MSCI Colombia ETF	7,075,960	13,286,881
Global X MSCI Argentina ETF	9,376,484	10,904,641
Global X MSCI Greece ETF	15,198,544	19,661,816
Global X MSCI Norway ETF	5,046,495	7,882,894
Global X FTSE Nordic Region ETF	278,936	1,283,257
Global X MSCI Nigeria ETF	8,048,249	7,084,152
Global X MSCI Next Emerging & Frontier ETF	9,279,251	8,251,018
Global X MSCI Portugal ETF	2,764,907	4,050,754
Global X MSCI Pakistan ETF	6,451,733	3,809,810
Global X DAX Germany ETF	1,559,915	1,510,910

During the period ended April 30, 2019, there were no purchases or sales of long-term U.S. Government securities for the Funds.

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Notes to Financial Statements (unaudited) (continued)
April 30, 2019

4. INVESTMENT TRANSACTIONS (continued)
For the period ended April 30, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MSCI China Consumer Discretionary ETF	$12,583,112	$4,189,259	$(210,215)
Global X MSCI China Energy ETF	-	428,709	(9,432)
Global X MSCI China Financials ETF	4,495,268	2,634,501	132,544
Global X MSCI China Communication Services ETF	2,928,502	5,078,421	1,354,586
Global X MSCI China Information Technology ETF	1,868,986	730,277	114,920
Global X MSCI China Large-Cap 50 ETF	1,184,305	1,230,981	114,167
Global X FTSE Southeast Asia ETF	2,553,983	-	-
Global X MSCI Colombia ETF	1,560,941	4,915,913	1,452,302
Global X MSCI Argentina ETF	12,969,778	16,940,426	1,929,001
Global X MSCI Greece ETF	45,365,396	32,206,407	4,155,442
Global X MSCI Norway ETF	24,995,248	78,273,808	4,667,746
Global X FTSE Nordic Region ETF	-	2,060,254	(17,940)
Global X MSCI Next Emerging & Frontier ETF	1,893,201	-	-
Global X MSCI Portugal ETF	4,997,950	7,024,100	448,381
Global X DAX Germany ETF	-	1,308,110	65,759
For the year ended October 31, 2018, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MSCI China Consumer Discretionary ETF	$260,688,317	$234,562,989	$10,027,901
Global X MSCI China Energy ETF	1,296,349	-	-
Global X MSCI China Financials ETF	7,196,907	18,240,989	2,191,078
Global X MSCI China Industrials ETF	-	1,376,251	(194,482)
Global X MSCI China Materials ETF	-	1,860,542	71,215
Global X MSCI China Communication Services ETF	15,894,939	1,437,495	623,704
Global X FTSE Southeast Asia ETF	7,809,638	4,243,601	429,315
Global X MSCI Colombia ETF	9,666,195	9,937,156	3,004,222
Global X MSCI Argentina ETF	65,918,040	126,371,765	29,835,545
Global X MSCI Greece ETF	141,539,720	154,475,229	24,334,250
Global X MSCI Norway ETF	46,237,912	51,407,718	12,521,781
Global X FTSE Nordic Region ETF	1,142,107	11,273,626	1,254,841
Global X MSCI Next Emerging & Frontier ETF	966,426	1,640,463	158,958
Global X MSCI Portugal ETF	15,551,675	50,859,852	6,901,925
Global X DAX Germany ETF	4,854,287	1,439,081	191,780

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to

141

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

5. TAX INFORMATION (continued)
undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the periods ended October 31, 2018 and  2017  were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
7415 Global X MSCI China Consumer Discretionary ETF
2018	$1,451,475	$–	$–	$1,451,475
2017	998,941	–	–	998,941
7420 Global X MSCI China Energy ETF
2018	$61,751	$–	$–	$61,751
2017	32,233	–	–	32,233
7425 Global X MSCI China Financials ETF
2018	$957,793	$–	$–	$957,793
2017	528,238	–	–	528,238
7430 Global X MSCI China Industrials ETF
2018	$86,463	$–	$–	$86,463
2017	59,685	–	–	59,685
7440 Global X MSCI China Materials ETF
2018	$58,997	$–	$–	$58,997
2017	16,197	–	–	16,197
7435 Global X MSCI China Communication Services ETF
2018	$578,519	$–	$–	$578,519
2017	528,298	–	–	528,298
7545 Global X FTSE Southeast Asia ETF
2018	$284,000	$–	$–	$284,000
2017	284,922	–	–	284,922
7400 Global X MSCI Colombia ETF
2018	$1,748,612	$–	$–	$1,748,612
2017	1,265,662	–	–	1,265,662
7530 Global X MSCI Argentina ETF
2018	$1,050,485	$–	$–	$1,050,485
2017	308,816	–	–	308,816
7635 Global X MSCI Greece ETF
2018	$8,523,662	$–	$–	$8,523,662
2017	5,196,758	–	–	5,196,758
7405 Global X MSCI Norway ETF
2018	$4,071,466	$–	$–	$4,071,466
2017	3,382,974	–	–	3,382,974
7410 Global X FTSE Nordic Region ETF
2018	$1,206,770	$–	$–	$1,206,770
2017	1,335,962	–	–	1,335,962
7685 Global X MSCI Nigeria ETF
2018	$1,360,193	$–	$–	$1,360,193
2017	706,374	–	–	706,374
7695 Global X MSCI Next Emerging & Frontier ETF
2018	$288,733	$–	$–	$288,733
2017	337,103	–	–	337,103

142

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
7700 Global X MSCI Portugal ETF
2018	$1,558,591	$–	$–	$1,558,591
2017	878,665	–	–	878,665
7740 Global X MSCI Pakistan ETF
2018	$2,761,116	$1,522,382	$–	$4,283,498
2017	363,656	–	–	363,656
8008 Global X DAX Germany ETF
2018	$244,615	$–	$–	$244,615
2017	403,498	–	18,200	421,698

As of October 31, 2018, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Energy ETF	Global X MSCI China Financials ETF	Global X MSCI China Industrials ETF
Undistributed Ordinary Income	$3,056,282	$95,554	$1,323,828	$42,485
Capital Loss Carryforwards	(52,094,462)	(1,272,397)	(3,228,266)	(2,322,678)
Unrealized Depreciation on Investments and Foreign Currency	(53,837,320)	(356,450)	(2,795,612)	(723,524)
Other Temporary Differences	(7)	(2)	(2)	(3)
Total Accumulated Losses	$(102,875,507)	$(1,533,295)	$(4,700,052)	$(3,003,720)

143

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI China Materials ETF	Global X MSCI China Communication Services ETF	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF
Undistributed Ordinary Income	$105,295	$62,817	$546,204	$1,934,973
Capital Loss Carryforwards	(1,428,514)	(3,956,651)	(5,608,876)	(79,235,565)
Unrealized Depreciation on Investments and Foreign Currency	(907,028)	(3,941,335)	(1,341,862)	(18,357,623)
Other Temporary Differences	1	1	(1)	(4)
Total Accumulated Losses	$(2,230,246)	$(7,835,168)	$(6,404,535)	$(95,658,219)

	Global X Funds
	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Undistributed Ordinary Income	$1,002,400	$4,435,496	$3,919,337	$785,130
Capital Loss Carryforwards	(4,633,390)	(134,395,488)	(27,272,319)	(4,033,599)
Unrealized Depreciation on Investments and Foreign Currency	(29,737,802)	(136,301,083)	(4,795,527)	(3,254,723)
Other Temporary Differences	(5)	(12)	(10)	–
Total Accumulated Losses	$(33,368,797)	$(266,261,087)	$(28,148,519)	$(6,503,192)

144

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF
Undistributed Ordinary Income	$2,007,027	$398,925	$1,228,901	$1,475,561
Capital Loss Carryforwards	(13,979,228)	(21,945,456)	(10,135,426)	(7,850,807)
Unrealized Depreciation on Investments and Foreign Currency	(8,528,757)	(1,727,802)	(7,726,880)	(18,134,381)
Other Temporary Differences	–	–	5	(2)
Total Accumulated Losses	$(20,500,958)	$(23,274,333)	$(16,633,400)	$(24,509,629)

Global X Funds
Global X DAX Germany ETF
Undistributed Ordinary Income	$262,909
Undistributed Long-Term Capital Gain	(531,672)
Unrealized Appreciation on Investments and Foreign Currency	(2,601,497)
Total Distributable Earnings	(2,870,260)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2018, the Funds that had capital loss carryforwards are listed below:

145

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

5. TAX INFORMATION (continued)

Expiration date	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Energy ETF	Global X MSCI China Financials ETF	Global X MSCI China Industrials ETF	Global X MSCI China Materials ETF
October 2019	$1,341,121	$33,912	$–	$–	$–

Expiration date	Global X MSCI China Communication Services ETF	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
October 2019	$236,466	$–	$8,249,654	$414,683	$–

Expiration date	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Portugal ETF
October 2019	$1,802,290	$–	$–	$–	$–

Expiration date	Global X MSCI Pakistan ETF	Global X DAX Germany ETF
October 2019	$–	$–

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.  Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses.  If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits.  To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions.  Losses carried forward under these new provisions are as follows:

146

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

5. TAX INFORMATION (continued)
	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
7415 Global X MSCI China Consumer Discretionary ETF	$7,857,624	$42,895,717	$50,753,341
7420 Global X MSCI China Energy ETF	121,744	1,116,741	1,238,485
7425 Global X MSCI China Financials ETF	2,321,092	907,174	3,228,266
7430 Global X MSCI China Industrials ETF	296,038	2,026,640	2,322,678
7440 Global X MSCI China Materials ETF	73,836	1,354,678	1,428,514
7435 Global X MSCI China Communication Services ETF	2,472,622	1,247,563	3,720,185
7545 Global X FTSE Southeast Asia ETF	1,906,796	3,702,080	5,608,876
7400 Global X MSCI Colombia ETF	22,377,017	48,608,894	70,985,911
7530 Global X MSCI Argentina ETF	3,795,823	422,884	4,218,707
7635 Global X MSCI Greece ETF	63,449,791	70,945,697	134,395,488
7405 Global X MSCI Norway ETF	6,781,631	18,688,398	25,470,029
7410 Global X FTSE Nordic Region ETF	1,247,107	2,490,259	3,737,366
7685 Global X MSCI Nigeria ETF	4,976,161	9,003,067	13,979,228
7700 Global X MSCI Next Emerging & Frontier ETF	4,972,265	16,973,191	21,945,456
7700 Global X MSCI Portugal ETF	3,085,397	7,050,029	10,135,426
7740 Global X MSCI Pakistan ETF	1,174,223	6,676,584	7,850,807
8008 Global X DAX Germany ETF	199,239	332,433	531,672

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2019 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI China Consumer Discretionary ETF	$175,670,598	$10,481,647	$(14,147,093)	$(3,665,446)
Global X MSCI China Energy ETF	2,513,117	92,455	(204,428)	(111,973)
Global X MSCI China Financials ETF	105,198,664	4,179,056	(2,039,936)	2,139,120
Global X MSCI China Industrials ETF	2,482,702	111,752	(448,794)	(337,042)
Global X MSCI China Materials ETF	2,746,577	162,823	(402,678)	(239,855)
Global X MSCI China Communication Services ETF	25,627,375	3,645,427	(1,252,477)	2,392,950
Global X MSCI China Consumer Staples ETF	1,741,263	452,920	(25,699)	427,221
Global X MSCI China Health Care ETF	1,500,412	257,141	(41,929)	215,212
Global X MSCI China Information Technology ETF	1,662,720	221,240	(17,844)	203,396
Global X MSCI China Real Estate ETF	1,506,466	350,450	(29,211)	321,239
Global X MSCI China Utilities ETF	1,511,201	66,014	(70,341)	(4,327)
Global X MSCI China Large-Cap 50 ETF	2,630,044	348,114	(33,896)	314,218
Global X FTSE Southeast Asia ETF	21,350,518	1,942,076	(1,223,910)	718,166

147

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

5. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI Colombia ETF	$81,119,818	$7,751,604	$(7,079,773)	$671,831
Global X MSCI Argentina ETF	126,875,404	11,319,041	(36,793,626)	(25,474,585)
Global X MSCI Greece ETF	368,162,031	23,612,861	(63,890,578)	(40,277,717)
Global X MSCI Norway ETF	$111,293,199	$2,267,026	$(15,380,157)	$(13,113,131)
Global X FTSE Nordic Region ETF	24,533,653	2,236,545	(3,542,622)	(1,306,077)
Global X MSCI Nigeria ETF	44,010,279	4,309,215	(8,481,926)	(4,172,711)
Global X MSCI Next Emerging & Frontier ETF	16,911,279	1,352,410	(1,705,435)	(353,025)
Global X MSCI Portugal ETF	28,292,086	198,609	(5,795,400)	(5,596,791)
Global X MSCI Pakistan ETF	54,928,856	58,589	(18,758,864)	(18,700,275)
Global X DAX Germany ETF	18,497,617	1,691,192	(3,032,377)	(1,341,185)

6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information  may be publicly available about emerging market country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

148

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

6. CONCENTRATION OF RISKS (continued)
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indexes).
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to

149

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
the  collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of April 30, 2019, the value of the securities on loan was $2,906,742, $696,269, $350,684,  $5,692,801, $2,279,752, $461,107 and $153,739 for the Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Communication Services ETF, Global X MSCI Colombia ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF,  Global X FTSE Nordic Region ETF and Global X MSCI Portugal ETF, respectively. The cash collateral received from securities on loan was $3,055,119, $708,567, $366,000,  $15,644,532, $2,389,948, $979,794 and $166,440 for the Global X China Consumer Discretionary ETF, Global X China Communication Services ETF, Global X MSCI Colombia ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF and Global X MSCI Portugal ETF, respectively.

	Market Value	Cash Collateral
Global X MSCI China Consumer Discretionary ETF
Citigroup	$1,113,745	$1,262,123
Goldman Sachs	103,790	103,790	(1)
JPMorgan	1,579,791	1,579,790	(1)
Scotia Capital USA	43,650	43,650	(1)
UBS Securities	65,766	65,766	(1)
Global X MSCI China Communication Services ETF
Barclays Capital	272,041	276,840
JPMorgan	424,228	431,727
Global X MSCI Colombia ETF
Goldman Sachs	350,384	366,000
Global X MSCI Greece ETF
Credit Suisse	606,859	630,000
UBS AG London Branch	4,883,656	5,182,032
UBS Securities	202,286	9,832,500
Global X MSCI Norway ETF
Goldman Sachs	2,279,752	2,389,948
Global X FTSE Nordic Region ETF
Citigroup	454,479	484,335
UBS AG London Branch	6,628	495,459
Global X MSCI Portugal ETF
Citigroup	87,751	95,000
Morgan Stanley and Co.	65,988	71,440

150

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
 (1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective March 16, 2017, the Global X MSCI Nigeria ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on March 15, 2017. The effect of this transaction was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the net asset value per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of this transaction.
10. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains; otherwise, the amount on the current Statements of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

151

Notes to Financial Statements (unaudited) (concluded)
April 30, 2019

11. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosure requirements for  fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.
12. DUE FROM ADMINISTRATOR
During the year ended October 31, 2018, the Predecessor Fund had an error where the prior administrator held an incorrect security. This resulted in a loss to the Predecessor Fund of $64,838. As of the date of issuance of this report, the prior administrator reimbursed the Germany Fund, and there is no longer any amount outstanding.
13. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures were required to the financial statements.

152

Disclosure of Fund Expenses (unaudited)

ETFs such as the Funds have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees incurred in the purchase or sale of share of the Fund on the secondary market. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2018 through April 30, 2019.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that a Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

153

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI China Consumer Discretionary ETF
Actual Fund Return	$1,000.00	$1,298.40	0.66%	$3.76
Hypothetical 5% Return	1,000.00	1,021.50	0.66	3.31

Global X MSCI China Energy ETF
Actual Fund Return	$1,000.00	$1,051.10	0.66%	$3.36
Hypothetical 5% Return	1,000.00	1,021.50	0.66	3.31

Global X MSCI China Financials ETF
Actual Fund Return	$1,000.00	$1,189.30	0.65%	$3.53
Hypothetical 5% Return	1,000.00	1,021.60	0.65	3.26

Global X MSCI China Industrials ETF
Actual Fund Return	$1,000.00	$1,080.80	0.66%	$3.41
Hypothetical 5% Return	1,000.00	1,021.50	0.66	3.31

Global X MSCI China Materials ETF
Actual Fund Return	$1,000.00	$1,099.30	0.66%	$3.44
Hypothetical 5% Return	1,000.00	1,021.50	0.66	3.31

Global X MSCI China Communication Services ETF
Actual Fund Return	$1,000.00	$1,227.50	0.66%	$3.65
Hypothetical 5% Return	1,000.00	1,021.50	0.66	3.31

Global X MSCI China Consumer Staples ETF
Actual Fund Return	$1,000.00	$1,000.00	0.66%	$2.60	(2)
Hypothetical 5% Return	1,000.00	1,017.10	0.66	2.63

Global X MSCI China Health Care ETF
Actual Fund Return	$1,000.00	$1,000.00	0.65%	$2.56	(2)
Hypothetical 5% Return	1,000.00	1,017.20	0.65	2.59

Global X MSCI China Information Technology ETF
Actual Fund Return	$1,000.00	$1,000.00	0.66%	$2.60	(2)
Hypothetical 5% Return	1,000.00	1,017.10	0.66	2.63

Global X MSCI China Real Estate ETF
Actual Fund Return	$1,000.00	$1,000.00	0.65%	$2.56	(2)
Hypothetical 5% Return	1,000.00	1,017.20	0.65	2.59

Global X MSCI China Utilities ETF
Actual Fund Return	$1,000.00	$1,000.00	0.66%	$2.60	(2)
Hypothetical 5% Return	1,000.00	1,017.10	0.66	2.63

154

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI China Large-Cap 50 ETF
Actual Fund Return	$1,000.00	$1,178.00	0.30%	$1.62	(2)
Hypothetical 5% Return	1,000.00	1,023.31	0.30	1.51

Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$1,102.90	0.65%	$3.39
Hypothetical 5% Return	1,000.00	1,021.60	0.65	3.26

Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,136.80	0.61%	$3.23
Hypothetical 5% Return	1,000.00	1,021.80	0.61	3.06

Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,043.10	0.60%	$3.04
Hypothetical 5% Return	1,000.00	1,021.80	0.60	3.01

Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$1,133.70	0.59%	$3.12
Hypothetical 5% Return	1,000.00	1,021.90	0.59	2.96

Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$955.00	0.50%	$2.42
Hypothetical 5% Return	1,000.00	1,022.30	0.50	2.51

Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$1,076.90	0.61%	$3.14
Hypothetical 5% Return	1,000.00	1,021.80	0.61	3.06

Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$945.50	0.88%	$4.24
Hypothetical 5% Return	1,000.00	1,020.40	0.88	4.41

Global X MSCI Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$1,060.60	0.57%	$2.91
Hypothetical 5% Return	1,000.00	1,022.00	0.57	2.86

Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$1,029.00	0.58%	$2.92
Hypothetical 5% Return	1,000.00	1,021.90	0.58	2.91

Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$824.80	0.88%	$3.98
Hypothetical 5% Return	1,000.00	1,020.40	0.88	4.41

Global X DAX Germany ETF
Actual Fund Return	$1,000.00	$783.00	0.21%	$0.93
Hypothetical 5% Return	1,000.00	1,023.75	0.21	1.05
155

Disclosure of Fund Expenses (unaudited) (concluded)

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 144/365 (to reflect the period from inception to date).

156

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

Approval of the Initial Investment Advisory and Supervision and Administration Agreements

At  a quarterly meeting held in person on September 13, 2018 (the “New Fund Board Meeting”) of the Board of Trustees (the “Board”) of Global X Funds (the “Trust”) called for the purpose, the Board (including the Independent Trustees of the Trust, voting separately) considered and unanimously approved, (i) the initial approval of the Investment Advisory Agreement (each a “New Fund Investment Advisory Agreement”) for each of the Global X MSCI China Large-Cap 50 ETF, the Global X MSCI China Consumer Staples ETF, the Global X MSCI China Information Technology ETF, the Global X MSCI China Health Care ETF, the Global X MSCI China Real Estate ETF, the Global X MSCI China Utilities ETF, and the Global X DAX Germany ETF (each, a “New Fund” and, together, the “New Funds”), and (ii) the initial approval of the Supervision and Administration Agreement between the Trust (each a “New Fund Supervision and Administration Agreement”), on behalf of each New Fund, and Global X Management, LLC (“Global X Management”). Each New Fund Investment Advisory Agreement and each New Fund Supervision and Administration Agreement are referred to herein, collectively, as the “New Fund Agreements.”

In advance of the New Fund Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the respective New Fund Agreements for each New Fund to be considered at the New Fund Board Meeting, and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.

In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors at the New Fund Board Meeting, including the factors discussed in greater detail below.

157

Approval of Investment Advisory Agreement (unaudited) (continued)

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

• the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

• Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Funds;

• Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of the New Funds’ holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the Securities and Exchange Commission and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

• the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and

• the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the date of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

158

Approval of Investment Advisory Agreement (unaudited) (continued)

Cost of Services and Profitability

With respect to this factor, the Board considered:

• Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

• the unitary fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

• the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

• comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Funds, including fees and expenses paid by unaffiliated, similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;

• the structure of the unified Management Fee (which includes, as one component, the proposed investment advisory fee for each New Fund) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive fee to make the New Fund viable in the marketplace; and

159

Approval of Investment Advisory Agreement (unaudited) (continued)

• that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

• the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

• the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that each New Fund is attractive to investors; and

• that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that approval of the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered at the New Fund Board Meeting any other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

160

Approval of Investment Advisory Agreement (unaudited) (concluded)

Conclusion

After full consideration of the factors discussed above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the
New Fund Agreements were fair and reasonable and in the best interest of each New Fund.

In reaching these decisions, the Board did not assign relative weights to the factors discussed above, nor did the Board deem any one factor or group of factors to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

161

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.  The Funds’ Market Price may be at, above or below their NAV.  The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings.  The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated.  A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

162

600 Lexington Avenue, 20th floor
New York, NY 10022
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
 Global X Management Company LLC
600 Lexington Avenue, 20th floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 20036

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-SA-002-0800

Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X Social Media ETF (ticker: SOCL)
Global X E-commerce ETF (ticker: EBIZ)
Global X | JPMorgan Efficiente Index ETF (ticker: EFFE)
Global X | JPMorgan U.S. Sector Rotator Index ETF (ticker: SCTO)
Global X Guru® Index ETF (ticker: GURU)
Global X Scientific Beta U.S. ETF (ticker: SCIU)
Global X Scientific Beta Europe ETF (ticker: SCID)
Global X Scientific Beta Japan ETF (ticker: SCIJ)
Global X Scientific Beta Asia ex-Japan ETF (ticker: SCIX)
Global X YieldCo & Renewable Energy Income ETF (ticker: YLCO)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X S&P 500® Covered Call ETF (ticker: HSPX)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedule of Investments
Global X SuperDividend® ETF	1
Global X SuperDividend® U.S. ETF	10
Global X MSCI SuperDividend® EAFE ETF	15
Global X MSCI SuperDividend® Emerging Markets ETF	20
Global X SuperDividend® REIT ETF	26
Global X SuperIncome™ Preferred ETF	29
Global X Social Media ETF	34
Global X E-commerce ETF	37
Global X | JPMorgan Efficiente Index ETF	41
Global X | JPMorgan U.S. Sector Rotator Index ETF	42
Global X Guru® Index ETF	43
Global X Scientific Beta U.S. ETF	48
Global X Scientific Beta Europe ETF	61
Global X Scientific Beta Japan ETF	84
Global X Scientific Beta Asia ex-Japan ETF	93
Global X YieldCo & Renewable Energy Income ETF	100
Global X S&P 500® Catholic Values ETF	104
Global X NASDAQ 100® Covered Call ETF	120
Global X S&P 500® Covered Call ETF	126
Global X Russell 2000 Covered Call ETF	144
Statements of Assets and Liabilities	146
Statements of Operations	151
Statements of Changes in Net Assets	156
Financial Highlights	167
Notes to Financial Statements	180
Disclosure of Fund Expenses	206
Approval of Investment Advisory Agreement	209
Supplemental Information	214

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT are available on the Commission’s website at https://www.sec.gov/, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov/.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.3%
AUSTRALIA— 12.5%
Communication Services — 2.2%
Nine Entertainment Holdings	7,949,422	$9,791,582
Southern Cross Media Group	11,673,081	10,352,264
		20,143,846
Consumer Discretionary — 2.3%
Harvey Norman Holdings	3,697,692	10,852,907
Super Retail Group	1,687,294	10,284,612
		21,137,519
Financials — 6.1%
Bank of Queensland (A)	1,478,568	9,647,179
Bendigo and Adelaide Bank	1,398,326	10,137,362

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — Continued
Commonwealth Bank of Australia	181,276	$9,508,071
Genworth Mortgage Insurance Australia	5,303,616	8,921,734
IOOF Holdings	2,097,736	9,582,411
National Australia Bank	522,799	9,328,074
		57,124,831
Industrials — 1.0%
Westpac Banking	495,274	9,589,929
Materials — 0.9%
Alumina	5,333,000	8,408,119
TOTAL AUSTRALIA		116,404,244
BELGIUM— 1.4%
Industrials — 1.4%
bpost (A)	1,048,680	12,586,981
BRAZIL— 2.6%
Energy — 0.9%
Enauta Participacoes	2,391,200	8,111,303
Information Technology — 0.7%
Cielo	3,399,800	6,609,742
Utilities — 1.0%
Transmissora Alianca de Energia Eletrica	1,401,800	9,315,052
TOTAL BRAZIL		24,036,097
CANADA— 1.8%
Financials — 0.9%
Alaris Royalty (A)	603,582	8,134,807
Materials — 0.9%
Chemtrade Logistics Income Fund	1,277,502	8,309,651
TOTAL CANADA		16,444,458

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
CZECH REPUBLIC— 0.9%
Financials — 0.9%
Moneta Money Bank	2,712,934	$8,677,671
GERMANY— 0.9%
Communication Services — 0.9%
ProSiebenSat.1 Media	562,300	8,844,425
HONG KONG— 4.1%
Consumer Discretionary — 1.0%
Genting Hong Kong	68,243,300	9,133,437
Financials — 1.0%
China Huarong Asset Management, Cl H	43,120,500	9,233,747
Industrials — 1.0%
Hutchison Port Holdings Trust	40,039,669	9,409,322
Real Estate — 1.1%
Agile Group Holdings	6,773,500	10,239,594
TOTAL HONG KONG		38,016,100
INDONESIA— 0.9%
Energy — 0.9%
Indo Tambangraya Megah	6,191,500	8,353,094
MEXICO— 1.2%
Real Estate — 1.2%
PLA Administradora Industrial S de RL ‡	6,528,477	10,820,794
MONACO— 1.2%
Industrials — 1.2%
Costamare	1,804,653	10,900,104
NETHERLANDS— 1.9%
Communication Services — 1.0%
VEON ADR	3,857,488	9,026,522
Real Estate — 0.9%
Wereldhave ‡ (A)	343,751	8,791,211

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TOTAL NETHERLANDS		$17,817,733
NEW ZEALAND— 1.1%
Industrials — 1.1%
Air New Zealand	5,879,349	10,527,684
NORWAY— 2.2%
Energy — 2.2%
Ocean Yield	1,313,409	9,948,342
Ship Finance International (A)	792,637	10,114,048
TOTAL NORWAY		20,062,390
POLAND— 1.8%
Communication Services — 1.0%
PLAY Communications	1,554,164	9,565,086
Materials — 0.8%
Ciech	612,790	7,659,675
TOTAL POLAND		17,224,761
PORTUGAL— 0.9%
Industrials — 0.9%
CTT-Correios de Portugal	2,934,651	8,307,664
RUSSIA— 2.2%
Materials — 2.2%
Novolipetsk Steel PJSC GDR	383,245	10,094,673
Severstal PJSC GDR	644,369	10,432,334
TOTAL RUSSIA		20,527,007
SINGAPORE— 2.1%
Communication Services — 1.0%
StarHub	8,382,334	9,544,974
Real Estate — 1.1%
CapitaLand Retail China Trust ‡	8,872,400	9,842,289
TOTAL SINGAPORE		19,387,263

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 3.0%
Real Estate — 3.0%
Corporate Real Estate ‡	39,324,802	$9,737,766
Fortress, Cl B ‡	11,633,911	8,812,924
Redefine Properties ‡	13,821,179	9,496,110
TOTAL SOUTH AFRICA		28,046,800
SPAIN— 1.1%
Communication Services — 1.1%
Atresmedia de Medios de Comunicacion	1,935,524	10,411,874
TAIWAN— 1.0%
Information Technology — 1.0%
AU Optronics	25,612,900	9,159,009
THAILAND— 1.0%
Communication Services — 1.0%
Jasmine International NVDR	53,324,300	9,353,675
TURKEY— 0.8%
Real Estate — 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	31,283,821	7,913,321
UNITED KINGDOM— 9.4%
Consumer Discretionary — 1.0%
Marston’s	6,905,015	9,136,713
Financials — 1.2%
Plus500	897,423	6,177,183
Saga	6,033,794	4,633,030
		10,810,213
Industrials — 2.5%
Galliford Try	997,072	7,045,067
Kier Group	1,560,429	7,636,558
Stobart Group	4,233,569	8,234,454
		22,916,079

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.0%
Centamin	7,796,306	$8,994,800
Evraz	1,164,400	9,526,743
		18,521,543
Real Estate — 0.9%
Intu Properties ‡	6,541,029	8,039,425
Utilities — 1.8%
Centrica	5,935,995	8,222,082
SSE	580,374	8,659,306
		16,881,388
TOTAL UNITED KINGDOM		86,305,361
UNITED STATES— 42.3%
Communication Services — 3.4%
CenturyLink	794,445	9,072,562
Consolidated Communications Holdings *	933,175	4,815,183
National CineMedia	1,336,231	9,326,893
New Media Investment Group	800,702	8,559,504
		31,774,142
Consumer Discretionary — 0.8%
GameStop, Cl A	831,086	7,188,894
Consumer Staples — 0.9%
Vector Group	855,911	8,156,832
Energy — 1.9%
SemGroup, Cl A	663,480	8,665,048
Targa Resources	228,813	9,186,842
		17,851,890
Financials — 19.9%
AG Mortgage Investment Trust ‡	546,757	9,355,012
AGNC Investment ‡	544,659	9,689,484
Annaly Capital Management ‡	929,941	9,383,105
Apollo Commercial Real Estate Finance ‡	522,741	9,796,166
Arbor Realty Trust ‡	751,345	10,263,373

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Armour Residential ‡	484,011	$9,234,930
Artisan Partners Asset Management, Cl A	350,923	9,945,158
BGC Partners, Cl A	1,667,755	9,005,877
Blackstone Mortgage Trust, Cl A ‡	277,886	9,889,963
Chimera Investment ‡	506,484	9,709,298
Invesco Mortgage Capital ‡	599,278	9,780,217
Ladder Capital, Cl A ‡	570,666	9,929,588
MFA Financial ‡	1,318,787	9,904,090
New Residential Investment ‡	574,981	9,665,431
New York Mortgage Trust ‡	1,665,642	10,493,545
PennyMac Mortgage Investment Trust ‡	477,514	10,027,794
Redwood Trust ‡	624,794	10,221,630
Starwood Property Trust ‡	426,810	9,837,970
Two Harbors Investment ‡	682,797	9,463,566
		185,596,197
Industrials — 1.0%
Macquarie Infrastructure	239,616	9,706,844
Real Estate — 13.3%
Ashford Hospitality Trust ‡	1,979,671	10,907,987
CoreCivic ‡	499,817	10,401,192
GEO Group ‡	491,820	9,846,236
Global Net Lease ‡	520,584	9,927,537
Hospitality Properties Trust ‡	374,492	9,736,792
Kite Realty Group Trust ‡	632,936	9,994,060
Lexington Realty Trust ‡	1,057,391	9,590,536
Office Properties Income Trust ‡	323,659	8,784,105
Omega Healthcare Investors ‡	262,381	9,285,664
Sabra Health Care ‡	523,654	10,242,672
Senior Housing Properties Trust ‡	776,159	6,232,557
Uniti Group ‡	1,021,168	11,222,636
Washington Prime Group ‡ (A)	1,808,830	8,049,294
		124,221,268

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 1.1%
Pattern Energy Group, Cl A	439,626	$10,164,153
TOTAL UNITED STATES		394,660,220
TOTAL COMMON STOCK
(Cost $1,034,662,460)		914,788,730

PREFERRED STOCK — 1.0%
BRAZIL— 1.0%
Utilities — 1.0%
Cia de Transmissao de Energia Eletrica Paulista (D)
(Cost $9,438,148)	1,811,360	9,661,381

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $3,815,905)	3,815,905	3,815,905

REPURCHASE AGREEMENT(B) — 3.5%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19,  repurchase price $32,718,422 (collateralized by U.S. Treasury Obligations, ranging in par value $4,909,980 - $7,120,708, 2.250%, 04/30/2021, with a total market value of $33,392,812)

(Cost $32,716,014)	$32,716,014	32,716,014
TOTAL INVESTMENTS — 103.2%
(Cost $1,080,632,527)		$960,982,030

Percentages are based on Net Assets of $930,981,643.

‡	Real Estate Investment Trust
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® ETF

(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $34,470,416.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $36,531,919.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.
(D)	There is currently no stated rate.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$914,788,730	$—	$—	$914,788,730
Preferred Stock	9,661,381	—	—	9,661,381
Short-Term Investment	3,815,905	—	—	3,815,905
Repurchase Agreement	—	32,716,014	—	32,716,014
Total Investments in Securities	$928,266,016	$32,716,014	$—	$960,982,030

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® U.S. ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 78.1%
Communication Services — 11.9%
AMC Entertainment Holdings, Cl A	686,549	$10,408,083
AT&T	303,929	9,409,642
Gannett	883,008	8,238,465
National CineMedia	1,351,007	9,430,029
New Media Investment Group	696,244	7,442,848
Verizon Communications	168,549	9,639,317
		54,568,384
Consumer Discretionary — 6.8%
Buckle	512,365	9,468,505
Chico’s FAS	1,652,436	5,783,526
Six Flags Entertainment	167,126	8,872,719
Tupperware Brands	303,577	7,225,133
		31,349,883

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 14.0%
Altria Group	185,744	$10,091,472
B&G Foods (A)	347,968	9,047,168
Coty, Cl A	840,878	9,098,300
General Mills	199,709	10,279,022
Philip Morris International	110,314	9,548,780
Universal	157,955	8,507,456
Vector Group	787,987	7,509,516
		64,081,714
Energy — 4.2%
Exxon Mobil	119,406	9,585,913
Ship Finance International	767,496	9,793,249
		19,379,162
Financials — 18.8%
AGNC Investment ‡	530,817	9,443,234
Annaly Capital Management ‡	932,833	9,412,285
Apollo Commercial Real Estate Finance ‡	519,951	9,743,882
Armour Residential ‡	464,388	8,860,523
Chimera Investment ‡	510,091	9,778,444
MFA Financial ‡	1,308,352	9,825,724
New York Mortgage Trust ‡	1,530,214	9,640,348
PennyMac Mortgage Investment Trust ‡	473,321	9,939,741
Two Harbors Investment ‡	697,272	9,664,190
		86,308,371
Industrials — 5.8%
Covanta Holding	570,308	10,305,466
Macquarie Infrastructure	222,280	9,004,563
Quad	576,883	7,043,741
		26,353,770
Materials — 2.1%
Innophos Holdings	295,357	9,507,542

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.6%
Global Net Lease ‡	478,628	$9,127,436
Washington Prime Group ‡	1,697,318	7,553,065
		16,680,501
Utilities — 10.9%
Clearway Energy, Cl C	658,929	10,457,203
Duke Energy	105,812	9,641,590
Pattern Energy Group, Cl A	445,933	10,309,971
PPL	300,977	9,393,492
Southern	188,968	10,056,877
		49,859,133
TOTAL COMMON STOCK
(Cost $369,682,504)		358,088,460

MASTER LIMITED PARTNERSHIPS — 21.4%
Consumer Discretionary — 2.1%
Cedar Fair	176,950	9,549,992
Energy — 10.9%
Delek Logistics Partners	308,227	10,057,447
Martin Midstream Partners	762,339	5,892,880
PBF Logistics	402,885	8,577,422
Phillips 66 Partners	183,799	9,103,564
Summit Midstream Partners	719,260	5,969,858
USA Compression Partners	602,987	10,214,600
		49,815,771
Financials — 2.1%
Compass Diversified Holdings	581,965	9,625,701
Industrials — 2.1%
Fortress Transportation & Infrastructure Investors	593,092	9,637,745

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Materials — 1.7%
SunCoke Energy Partners	631,365	$7,917,317
Utilities — 2.5%
AmeriGas Partners	315,126	11,426,469
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $96,934,070)		97,972,995

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $1,743,818)	1,743,818	1,743,818

REPURCHASE AGREEMENT(B) — 3.2%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $14,951,864 (collateralized by U.S. Treasury Obligations, ranging in par value $2,243,793 - $3,254,065, 2.250%, 04/30/2021, with a total market value of $15,260,053)

(Cost $14,950,763)	$14,950,763	14,950,763
TOTAL INVESTMENTS — 103.1%
(Cost $483,311,155)		$472,756,036

Percentages are based on Net Assets of $458,433,632.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $16,325,620.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $16,694,581.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® U.S. ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$358,088,460	$—	$—	$358,088,460
Master Limited Partnerships	97,972,995	—	—	97,972,995
Short-Term Investment	1,743,818	—	—	1,743,818
Repurchase Agreement	—	14,950,763	—	14,950,763
Total Investments in Securities	$457,805,273	$14,950,763	$—	$472,756,036

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA— 19.7%
Consumer Discretionary — 2.7%
Harvey Norman Holdings	65,927	$193,499
Financials — 11.6%
AMP	81,605	130,383
Australia & New Zealand Banking Group	7,397	141,613
Bank of Queensland	20,193	131,753
Bendigo and Adelaide Bank	19,156	138,874
Commonwealth Bank of Australia	2,977	156,146
National Australia Bank	7,681	137,049
		835,818
Industrials — 1.9%
Westpac Banking	7,288	141,117
Materials — 1.7%
Alumina	76,858	121,176
Real Estate — 1.8%
Stockland ‡	50,189	133,177
TOTAL AUSTRALIA		1,424,787

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
FINLAND— 1.9%
Utilities — 1.9%
Fortum	6,515	$137,557
FRANCE— 9.8%
Communication Services — 2.1%
Eutelsat Communications	8,271	149,143
Energy — 1.9%
Total	2,459	136,536
Health Care — 1.9%
Casino Guichard Perrachon	3,451	141,165
Industrials — 1.9%
Credit Agricole	9,931	136,116
Real Estate — 2.0%
ICADE ‡	1,679	143,382
TOTAL FRANCE		706,342
GERMANY— 4.3%
Communication Services — 4.3%
ProSiebenSat.1 Media	4,925	77,466
RTL Group	2,062	115,775
Telefonica Deutschland Holding	36,491	118,433
TOTAL GERMANY		311,674
HONG KONG— 9.7%
Communication Services — 4.9%
HKT Trust & HKT	124,020	192,225
PCCW	272,665	164,390
		356,615
Consumer Discretionary — 2.5%
Yue Yuen Industrial Holdings	55,300	178,685

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.3%
HK Electric Investments & HK Electric Investments	167,070	$163,548
TOTAL HONG KONG		698,848
ITALY— 6.8%
Energy — 2.5%
Snam	35,666	181,348
Financials — 4.3%
Intesa Sanpaolo	47,901	125,456
Poste Italiane	17,640	188,004
		313,460
TOTAL ITALY		494,808
NETHERLANDS— 1.8%
Financials — 1.8%
ING Groep	10,128	128,896
NEW ZEALAND— 2.2%
Communication Services — 2.2%
Spark New Zealand	65,718	160,846
NORWAY— 2.3%
Consumer Staples — 2.3%
Mowi	7,586	163,958
PORTUGAL— 2.0%
Utilities — 2.0%
Energias de Portugal *	38,616	146,233
SINGAPORE— 2.4%
Real Estate — 2.4%
Ascendas ‡	80,020	176,359
SPAIN— 2.3%
Utilities — 2.3%
Endesa	6,753	168,087

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 3.9%
Financials — 3.9%
Nordea Bank Abp	15,637	$122,950
Skandinaviska Enskilda Banken, Cl A	16,351	155,860
TOTAL SWEDEN		278,810
SWITZERLAND— 2.2%
Financials — 2.2%
Zurich Insurance Group	501	159,740
UNITED KINGDOM— 28.2%
Communication Services — 3.9%
BT Group, Cl A	58,158	173,660
Vodafone Group	60,370	111,755
		285,415
Consumer Discretionary — 10.3%
Barratt Developments	20,831	163,426
Marks & Spencer Group	39,221	146,181
Next	2,004	150,637
Persimmon	4,133	120,475
Taylor Wimpey	69,629	164,660
		745,379
Energy — 3.9%
BP	19,884	144,902
Royal Dutch Shell, Cl A	4,294	137,148
		282,050
Financials — 5.9%
Direct Line Insurance Group	31,398	134,830
HSBC Holdings	15,953	138,737
Legal & General Group	41,324	149,871
		423,438
Industrials — 1.0%
Royal Mail	21,205	69,883

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.2%
Centrica	80,452	$111,436
SSE	8,270	123,390
		234,826
TOTAL UNITED KINGDOM		2,040,991
TOTAL COMMON STOCK
(Cost $7,741,285)		7,197,936
TOTAL INVESTMENTS — 99.5%
(Cost $7,741,285)		$7,197,936

Percentages are based on Net Assets of $7,233,570.

‡	Real Estate Investment Trust
*	Non-income producing security.

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 97.8%
BRAZIL— 6.5%
Financials — 2.4%
Itausa - Investimentos Itau	154,015	$464,349
Information Technology — 1.1%
Cielo	111,800	217,357
Utilities — 3.0%
Engie Brasil Energia	52,221	588,136
TOTAL BRAZIL		1,269,842
CHINA— 3.4%
Financials — 1.6%
Anxin Trust, Cl A *(A) (B)	454,400	317,414
Industrials — 1.8%
Fangda Carbon New Material, Cl A	108,600	337,983
TOTAL CHINA		655,397
EGYPT— 3.7%
Consumer Staples — 1.9%
Eastern SAE	341,239	360,483

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.8%
ElSewedy Electric	386,292	$350,807
TOTAL EGYPT		711,290
HONG KONG— 26.9%
Energy — 1.6%
China Petroleum & Chemical, Cl H	400,600	307,902
Financials — 5.2%
Bank of Communications CO, Cl H	535,880	451,496
China Cinda Asset Management, Cl H	1,103,800	294,050
China Huarong Asset Management, Cl H	1,220,700	261,399
		1,006,945
Information Technology — 6.3%
Kingboard Laminates Holdings	371,500	389,712
Lenovo Group	894,000	828,432
		1,218,144
Materials — 1.4%
Sinopec Shanghai Petrochemical, Cl H	603,300	272,990
Real Estate — 10.8%
Agile Group Holdings	277,300	419,198
Guangzhou R&F Properties	174,400	346,337
KWG Group Holdings	434,300	508,181
Sino-Ocean Group Holding	804,400	360,911
Yuzhou Properties	860,300	453,978
		2,088,605
Utilities — 1.6%
China Resources Power Holdings	218,550	305,871
TOTAL HONG KONG		5,200,457
INDIA— 3.5%
Energy — 2.1%
Indian Oil	181,395	412,192
Materials — 1.4%
Vedanta	113,755	272,883

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TOTAL INDIA		$685,075
MEXICO— 2.4%
Real Estate — 2.4%
Fibra Uno Administracion‡	313,800	466,174
PAKISTAN— 1.8%
Financials — 1.8%
MCB Bank	254,810	342,578
QATAR— 2.3%
Real Estate — 2.3%
Barwa Real Estate	47,078	448,768
RUSSIA— 15.9%
Energy — 5.1%
Gazprom PJSC	183,490	465,846
LUKOIL PJSC	6,124	522,618
		988,464
Financials — 1.7%
Moscow Exchange MICEX-RTS PJSC	232,230	327,429
Materials — 9.1%
Magnitogorsk Iron & Steel Works PJSC	494,400	338,392
MMC Norilsk Nickel PJSC	2,468	548,118
Novolipetsk Steel PJSC	166,650	441,544
Severstal PJSC	27,248	441,014
		1,769,068
TOTAL RUSSIA		3,084,961
SOUTH AFRICA— 15.7%
Consumer Discretionary — 2.1%
Absa Group	34,625	396,722
Financials — 1.7%
Liberty Holdings	45,225	326,500

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.8%
Kumba Iron Ore	18,303	$547,255
Real Estate — 9.1%
Fortress, Cl A ‡	332,987	447,582
Growthpoint Properties ‡	207,184	359,560
Hyprop Investments ‡	53,373	260,606
Redefine Properties ‡	493,537	339,094
Resilient REIT ‡	90,553	358,643
		1,765,485
TOTAL SOUTH AFRICA		3,035,962
SOUTH KOREA— 1.7%
Financials — 1.7%
Orange Life Insurance	10,988	334,865
TAIWAN— 8.0%
Information Technology — 8.0%
AU Optronics	894,500	319,867
Inventec	569,300	456,899
Lite-On Technology	341,700	481,572
Micro-Star International	106,500	295,020
TOTAL TAIWAN		1,553,358
THAILAND— 2.3%
Real Estate — 2.3%
Land & Houses NVDR	1,263,700	443,334
TURKEY— 3.7%
Energy — 2.1%
Tupras Turkiye Petrol Rafinerileri	20,018	413,471
Materials — 1.6%
Eregli Demir ve Celik Fabrikalari	203,894	312,869
TOTAL TURKEY		726,340
TOTAL COMMON STOCK
(Cost $18,864,995)		18,958,401

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
PREFERRED STOCK — 1.8%
BRAZIL— 1.8%
Communication Services — 1.8%
Telefonica Brasil (C)
(Cost $351,144)	29,000	$341,880
TOTAL INVESTMENTS — 99.6%
(Cost $19,216,139)		$19,300,281

Percentages are based on Net Assets of $19,387,154.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2019, was $317,414 and represents 1.6% of net assets.

(C)	There is currently no stated rate.

Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,640,987	$—	$317,414	$18,958,401
Preferred Stock	341,880	—	—	341,880
Total Investments in Securities	$18,982,867	$—	$317,414	$19,300,281

For the period ended April 30, 2019, there have been no transfers between Level 1 and  Level 2 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock
Beginning Balance as of October 31, 2018	$—
Transfers out of Level 3	—
Transfers into Level 3	317,414
Net purchases	—
Net sales	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Ending Balance as of April 30, 2019	$317,414

For the period ended April 30, 2019, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® REIT ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 3.2%
Real Estate — 3.2%
Stockland ‡	2,434,407	$6,459,722
FRANCE— 3.5%
Real Estate — 3.5%
Klepierre ‡	202,835	7,199,131
NETHERLANDS— 6.1%
Real Estate — 6.1%
Unibail-Rodamco-Westfield (A) ‡	38,779	6,660,183
Wereldhave ‡	221,274	5,658,941
TOTAL NETHERLANDS		12,319,124
UNITED STATES— 86.6%
Financials — 59.4%
AGNC Investment ‡	361,898	6,438,165
Annaly Capital Management ‡	638,415	6,441,607
Apollo Commercial Real Estate Finance ‡	367,943	6,895,252
Arbor Realty Trust (A)‡	578,237	7,898,718
Armour Residential ‡	309,963	5,914,094
Blackstone Mortgage Trust, Cl A ‡	195,121	6,944,356
Chimera Investment ‡	349,764	6,704,976
Colony Credit Real Estate ‡	416,889	6,478,455
Granite Point Mortgage Trust ‡	340,383	6,545,565
Invesco Mortgage Capital ‡	412,664	6,734,676

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
KKR Real Estate Finance Trust ‡	323,376	$6,522,494
Ladder Capital, Cl A ‡	392,221	6,824,645
MFA Financial ‡	908,742	6,824,652
New York Mortgage Trust ‡	1,066,425	6,718,478
PennyMac Mortgage Investment Trust ‡	328,263	6,893,523
Redwood Trust ‡	406,894	6,656,786
Starwood Property Trust ‡	308,712	7,115,813
Two Harbors Investment ‡	459,341	6,366,466
		120,918,721
Real Estate — 27.2%
Apple Hospitality ‡	426,518	7,016,221
Chatham Lodging Trust ‡	336,134	6,618,478
Gaming and Leisure Properties ‡	181,459	7,327,315
Hospitality Properties Trust ‡	249,897	6,497,322
Independence Realty Trust ‡	642,677	6,805,949
Lexington Realty Trust ‡	64,761	587,382
Omega Healthcare Investors ‡	167,683	5,934,301
Park Hotels & Resorts ‡	230,770	7,403,103
VEREIT ‡	860,117	7,104,566
		55,294,637
TOTAL UNITED STATES		176,213,358
TOTAL COMMON STOCK
(Cost $199,238,225)		202,191,335

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $608,553)	608,553	608,553

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperDividend® REIT ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.6%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $5,217,873 (collateralized by U.S. Treasury Obligations, ranging in par value $783,035 - $1,135,597, 2.250%, 04/30/2021, with a total market value of $5,325,423)

(Cost $5,217,489)	$5,217,489	$5,217,489
TOTAL INVESTMENTS — 102.3%
(Cost $205,064,267)		$208,017,377

Percentages are based on Net Assets of $203,401,764.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $5,585,798.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $5,826,042.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$202,191,335	$—	$—	$202,191,335
Short-Term Investment	608,553	—	—	608,553
Repurchase Agreement	—	5,217,489	—	5,217,489
Total Investments in Securities	$202,799,888	$5,217,489	$—	$208,017,377

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperIncome™ Preferred ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.6%
BERMUDA— 1.3%
Financials — 1.3%
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	91,274	$2,359,433
GERMANY— 5.0%
Financials — 5.0%
Deutsche Bank Contingent Capital Trust II, 6.550%(A)	134,584	3,375,367
Deutsche Bank Contingent Capital Trust V, 8.050%	234,456	5,999,729
TOTAL GERMANY		9,375,096
NETHERLANDS— 8.1%
Financials — 8.1%
Aegon, 6.375%	233,244	5,982,708
ING Groep, 6.375%	219,138	5,542,000
ING Groep, 6.125%	146,769	3,751,416
TOTAL NETHERLANDS		15,276,124

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
UNITED KINGDOM— 4.6%
Financials — 4.6%
HSBC Holdings, 6.200%	337,165	$8,732,573
UNITED STATES— 80.6%
Consumer Staples — 1.7%
CHS, Ser 4, 7.500%	118,482	3,264,179
Energy — 1.3%
NuStar Logistics, 9.310%, VAR ICE LIBOR USD 3 Month+6.734%	94,771	2,394,863
Financials — 59.4%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111%‡	75,689	1,960,345
Allstate, Ser E, 6.625%	173,713	4,412,310
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993%‡	167,784	4,301,982
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172%‡	98,273	2,420,464
Apollo Global Management, 6.375%	69,616	1,750,146
Bank of America, 6.625%	121,529	3,125,726
Bank of America, 6.500%	123,102	3,166,183
Bank of America, 6.200%	121,139	3,183,533
Capital One Financial, Ser B, 6.000%	203,097	5,154,602
Capital One Financial, Ser D, 6.700%	115,740	2,987,249
Carlyle Group, 5.875%	92,523	2,152,085
Charles Schwab, 5.950%	173,251	4,525,316
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	107,984	2,993,316
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	68,140	1,888,159
Citigroup Capital XIII, 8.946%, VAR ICE LIBOR USD 3 Month+6.370%	164,810	4,461,407
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%(A)	104,346	2,997,861

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
GMAC Capital Trust I, Ser 2, 8.469%, VAR ICE LIBOR USD 3 Month+5.785%	355,887	$9,359,828
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	160,907	4,339,662
Goldman Sachs Group, 6.300%	155,891	4,070,314
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	141,921	3,924,116
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289%‡	66,821	1,694,581
JPMorgan Chase, 6.300%(A)	157,228	4,070,633
JPMorgan Chase, 6.150%	204,998	5,405,797
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	134,008	3,718,722
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	131,885	3,634,751
Morgan Stanley, Ser G, 6.625%	77,079	1,963,202
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	117,555	3,121,085
Regions Financial, Ser A, 6.375%	116,072	2,973,765
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	258,486	6,914,501
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	194,919	5,432,393
		112,104,034
Industrials — 1.2%
Pitney Bowes, 6.700%	97,582	2,340,016
Information Technology — 1.1%
Belden, 6.750%*	28,517	2,141,342
Real Estate — 5.4%
QTS Realty Trust, 6.500%‡	18,092	1,998,080
RLJ Lodging Trust, 1.950%‡ *	74,839	1,897,169
VEREIT, Ser F, 6.700%‡	248,474	6,239,182
		10,134,431

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Utilities — 10.5%
CenterPoint Energy, 7.000%	114,376	$6,089,378
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	102,927	2,554,648
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	103,230	2,532,232
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	116,505	3,073,402
SCE Trust II, 5.100%	91,645	1,953,871
Sempra Energy, 6.750%*	33,353	3,586,685
		19,790,216
TOTAL UNITED STATES		152,169,081
TOTAL PREFERRED STOCK
(Cost $188,171,586)		187,912,307

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $194,584)	194,584	194,584

REPURCHASE AGREEMENT(B) — 0.9%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $1,668,403 (collateralized by U.S. Treasury Obligations, ranging in par value $250,374 - $363,105, 2.250%, 04/30/2021, with a total market value of $1,702,794)

(Cost $1,668,280)	$1,668,280	1,668,280
TOTAL INVESTMENTS — 100.6%
(Cost $190,034,450)		$189,775,171

Percentages are based on Net Assets of $188,658,617.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X SuperIncome™ Preferred ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $1,813,972.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $1,862,864.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — United States Dollar
VAR – Variable Rate

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$187,912,307	$—	$—	$187,912,307
Short-Term Investment	194,584	—	—	194,584
Repurchase Agreement	—	1,668,280	—	1,668,280
Total Investments in Securities	$188,106,891	$1,668,280	$—	$189,775,171

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Social Media ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 30.0%
Communication Services — 30.0%
Baidu ADR *	30,539	$5,076,498
Bilibili ADR *	115,384	2,053,835
Changyou.com ADR *	11,159	217,043
HUYA ADR *	22,560	538,958
Momo ADR *	96,311	3,377,627
NetEase ADR	27,791	7,907,373
SINA *	43,038	2,708,812
Tencent Holdings	359,595	17,784,034
Weibo ADR *	19,803	1,356,505
YY ADR *	23,570	1,994,258
TOTAL CHINA		43,014,943
GERMANY— 2.7%
Communication Services — 2.7%
United Internet	80,616	3,228,073
XING	1,760	653,861
TOTAL GERMANY		3,881,934
JAPAN ‡— 6.5%
Communication Services — 6.5%
DeNA	72,471	1,128,953
Gree *	75,235	291,821
Kakaku.com	89,400	1,830,141
LINE *	28,790	965,483
Mixi	25,690	553,128
Nexon *	313,184	4,487,916
TOTAL JAPAN		9,257,442

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA— 5.6%
Communication Services — 5.6%
Mail.Ru Group GDR *	71,459	$1,650,703
Yandex, Cl A *	170,846	6,394,766
TOTAL RUSSIA		8,045,469
SOUTH KOREA— 8.8%
Communication Services — 8.8%
AfreecaTV	4,743	259,451
Com2uSCorp	5,742	490,563
Kakao	32,513	3,339,948
NAVER	83,281	8,519,522
TOTAL SOUTH KOREA		12,609,484
TAIWAN— 0.2%
Consumer Discretionary — 0.2%
PChome Online *	57,744	245,731
UNITED STATES— 46.1%
Communication Services — 45.4%
Alphabet, Cl A *	5,436	6,517,547
ANGI Homeservices, Cl A *	42,630	740,909
Facebook, Cl A *	80,966	15,658,824
Glu Mobile *	74,388	813,805
IAC *	29,692	6,675,949
Match Group *	35,516	2,145,166
Meet Group *	46,504	258,562
Snap, Cl A *	386,492	4,305,521
Spotify Technology *	38,483	5,224,837
Twitter *	436,806	17,432,928
Yelp, Cl A *	55,029	2,204,462
Zynga, Cl A *	521,006	2,948,894
		64,927,404

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.7%
Groupon, Cl A *	302,952	$1,066,391
TOTAL UNITED STATES		65,993,795
TOTAL COMMON STOCK
(Cost $132,267,987)		143,048,798
TOTAL INVESTMENTS — 99.9%
(Cost $132,267,987)		$143,048,798

Percentages are based on Net Assets of $143,151,763.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock	$133,791,356	$9,257,442	$—	$143,048,798
Total Investments in Securities	$133,791,356	$9,257,442	$—	$143,048,798

‡
All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 6.5% of Net Assets. Total value of these securities is $9,257,442.

For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 investments due to market closures in the amount of $9,257,442. All transfers, if any, are recognized at period end. For the period ended April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X E-commerce ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA— 4.6%
Consumer Discretionary — 4.6%
MercadoLibre *	177	$85,693
CHINA— 26.7%
Communication Services — 8.2%
58.com ADR *	1,089	78,179
Fang Holdings ADR *	2,393	3,637
NetEase ADR	250	71,133
		152,949
Consumer Discretionary — 18.5%
Alibaba Group Holding ADR *	403	74,785
Baozun ADR *	691	33,514
Ctrip.com International ADR *	2,027	89,289
JD.com ADR *	2,727	82,546
Vipshop Holdings ADR *	7,580	65,264
		345,398
TOTAL CHINA		498,347
GERMANY— 1.2%
Consumer Discretionary — 1.2%
Rocket Internet *	851	22,412

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
JAPAN ‡— 8.7%
Communication Services — 3.7%
ValueCommerce	370	$9,302
Yahoo Japan	22,300	59,266
		68,568
Consumer Discretionary — 5.0%
ASKUL	220	5,906
Rakuten	7,880	87,379
		93,285
TOTAL JAPAN		161,853
SOUTH KOREA— 0.2%
Information Technology — 0.2%
Cafe24 *	50	4,109
TAIWAN— 0.2%
Consumer Discretionary — 0.2%
PChome Online	1,100	4,681
UNITED KINGDOM— 7.0%
Consumer Discretionary — 7.0%
ASOS *	731	37,366
Ocado Group *	5,302	94,175
TOTAL UNITED KINGDOM		131,541
UNITED STATES— 51.3%
Communication Services — 5.3%
TripAdvisor *	1,078	57,382
Yelp, Cl A *	1,042	41,743
		99,125
Consumer Discretionary — 34.8%
Amazon.com *	37	71,281
Booking Holdings *	36	66,780
eBay	1,990	77,113
Etsy *	1,155	78,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group	522	$67,776
Groupon, Cl A *	5,841	20,560
Lands’ End *	292	5,113
Overstock.com *	312	4,112
PetMed Express	197	4,304
Qurate Retail, Cl A *	2,873	48,985
Shutterfly *	429	18,803
Shutterstock	118	4,773
Stamps.com *	223	19,133
Wayfair, Cl A *	642	104,100
Williams-Sonoma	1,047	59,857
		650,699
Financials — 0.3%
eHealth *	105	6,378
Industrials — 4.5%
CoStar Group *	168	83,370
Information Technology — 6.4%
LivePerson *	742	21,763
Shopify, Cl A *	403	98,143
		119,906
TOTAL UNITED STATES		959,478
TOTAL COMMON STOCK
(Cost $1,506,829)		1,868,114
TOTAL INVESTMENTS — 99.9%
(Cost $1,506,829)		$1,868,114

Percentages are based on Net Assets of $1,869,596.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X E-commerce ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock	$1,706,261	$161,853	$—	$1,868,114
Total Investments in Securities	$1,706,261	$161,853	$—	$1,868,114

‡
All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 8.7% of Net Assets. Total value of these securities is $161,853.

For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 investments due to market closures in the amount of $161,853. All transfers, if any, are recognized at period end. For the period ended April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X | JPMorgan Efficiente Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
iShares 20+ Year Treasury Bond ETF	10,140	$1,253,811
iShares Gold Trust *	51,155	628,695
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,664	1,271,362
iShares JP Morgan USD Emerging Markets Bond ETF	5,735	629,703
Vanguard FTSE Emerging Markets ETF	29,230	1,268,874
Vanguard Real Estate ETF	14,536	1,261,289
TOTAL EXCHANGE TRADED FUNDS
(Cost $6,173,925)		6,313,734

TOTAL INVESTMENTS — 99.9%
(Cost $6,173,925)		$6,313,734

Percentages are based on Net Assets of $6,317,533.

*	Non-income producing security.

ETF — Exchange Traded Fund
FTSE — Financial Times and Stock Exchange
USD — U.S. Dollar

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X | JPMorgan U.S. Sector Rotator Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Consumer Discretionary Select Sector SPDR Fund	6,035	$724,622
Consumer Staples Select Sector SPDR Fund	19,240	1,110,341
Energy Select Sector SPDR Fund	7,368	487,098
SPDR Dow Jones REIT ETF	8,156	804,834
Technology Select Sector SPDR Fund	7,374	580,408
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,583,619)		3,707,303

TOTAL INVESTMENTS — 100.0%
(Cost $3,583,619)		$3,707,303

Percentages are based on Net Assets of $3,707,861.

ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Guru® Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.2%
ARGENTINA— 0.9%
Utilities — 0.9%
Pampa Energia ADR *	25,610	$536,530
CANADA— 3.4%
Consumer Discretionary — 1.6%
Restaurant Brands International	14,823	967,053
Materials — 1.8%
Teck Resources, Cl B	44,089	1,042,705
TOTAL CANADA		2,009,758
CHINA— 1.8%
Consumer Discretionary — 1.8%
Alibaba Group Holding ADR *	5,738	1,064,801

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS— 1.8%
Information Technology — 1.8%
NXP Semiconductors	10,269	$1,084,612
UNITED STATES— 90.3%
Communication Services — 8.8%
Alphabet, Cl A *	851	1,020,315
Charter Communications, Cl A *	2,731	1,013,720
Fox *	6,286	245,091
Liberty Global *	38,407	1,004,343
Netflix *	2,671	989,712
Spotify Technology *	6,417	871,236
		5,144,417
Consumer Discretionary — 8.8%
Amazon.com *	593	1,142,426
Caesars Entertainment *	104,177	975,097
DR Horton	23,851	1,056,838
General Motors	24,554	956,378
Hilton Worldwide Holdings	11,675	1,015,608
		5,146,347
Consumer Staples — 10.8%
Conagra Brands	38,913	1,197,742
Constellation Brands, Cl A	5,450	1,153,601
Herbalife Nutrition *	16,782	886,929
Mondelez International, Cl A	19,866	1,010,186
Post Holdings *	9,264	1,044,794
Procter & Gamble	9,727	1,035,731
		6,328,983
Energy — 3.4%
Cheniere Energy *	14,394	926,254
Hess	16,606	1,064,777
		1,991,031

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 12.0%
Arch Capital Group *	30,261	$1,022,217
Berkshire Hathaway, Cl B *	4,643	1,006,184
Citigroup	14,832	1,048,622
Franklin Resources	29,541	1,021,823
Intercontinental Exchange	12,659	1,029,810
Investors Bancorp	75,349	885,351
JPMorgan Chase	9,080	1,053,734
		7,067,741
Health Care — 11.9%
ABIOMED *	2,632	730,143
Array BioPharma *	41,208	931,713
Baxter International	13,004	992,205
Cigna	4,816	764,973
Incyte *	11,326	869,837
Intuitive Surgical *	1,738	887,475
Neurocrine Biosciences *	11,304	816,601
PerkinElmer	10,147	972,489
		6,965,436
Industrials — 6.9%
Spirit Aerosystems Holdings, Cl A	9,967	866,132
Union Pacific	5,619	994,788
United Continental Holdings *	10,794	959,155
XPO Logistics * (A)	18,344	1,248,859
		4,068,934
Information Technology — 15.5%
First Data, Cl A *	37,262	963,595
Marvell Technology Group	50,783	1,270,591
Micron Technology *	22,701	954,804
Microsoft	8,809	1,150,456
Palo Alto Networks *	4,204	1,046,081
QUALCOMM	18,493	1,592,802

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
salesforce.com *	5,993	$990,943
VMware, Cl A *	5,618	1,146,802
		9,116,074
Materials — 7.0%
Berry Global Group *	18,492	1,087,330
Celanese, Cl A	9,507	1,025,710
Dow	5,862	332,551
DowDuPont	17,651	678,681
Sherwin-Williams	2,170	986,981
		4,111,253
Real Estate — 1.8%
American Tower, Cl A ‡	5,378	1,050,323
Utilities — 3.4%
FirstEnergy	24,077	1,011,956
Vistra Energy	36,076	983,071
		1,995,027
TOTAL UNITED STATES		52,985,566
TOTAL COMMON STOCK
(Cost $51,032,864)		57,681,267

MASTER LIMITED PARTNERSHIP — 1.7%
UNITED STATES— 1.7%
Energy — 1.7%
Enterprise Products Partners	33,790	967,408
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $866,287)		967,408

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.35%
(Cost $18,522)	18,522	18,522

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.3%
RBC Capital Markets
2.650%, dated 04/30/19, to be repurchased on 05/01/19  repurchase price $158,810 (collateralized by U.S. Treasury Obligations, ranging in par value $23,832 - $34,563, 2.250%, 04/30/2021, with a total market value of $162,084)

(Cost $158,798)	$158,798	$158,798
TOTAL INVESTMENTS — 100.2%
(Cost $52,076,471)		$58,825,995

Percentages are based on Net Assets of $58,717,810.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $177,008.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019, was $177,320.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,681,267	$—	$—	$57,681,267
Master Limited Partnership	967,408	—	—	967,408
Short-Term Investment	18,522	—	—	18,522
Repurchase Agreement	—	158,798	—	158,798
Total Investments in Securities	$58,667,197	$158,798	$—	$58,825,995

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
UNITED KINGDOM— 0.2%
Materials — 0.2%
Linde	1,232	$222,080
UNITED STATES— 99.6%
Communication Services — 3.0%
AT&T	6,993	216,503
CenturyLink	11,673	133,306
Comcast, Cl A	5,759	250,689
IAC *	2,129	478,684
Interpublic Group	8,822	202,906
Sirius XM Holdings	38,280	222,407
T-Mobile US *	7,531	549,688
Verizon Communications	4,464	255,296
Viacom, Cl B	10,983	317,519
Walt Disney	3,020	413,649
		3,040,647
Consumer Discretionary — 12.3%
Advance Auto Parts	1,800	299,376

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	86	$165,681
Autoliv	2,115	166,006
AutoZone *	288	296,153
Best Buy	4,255	316,615
Booking Holdings *	139	257,843
BorgWarner	2,533	105,804
Carnival	4,577	251,094
Chipotle Mexican Grill, Cl A *	488	335,764
Darden Restaurants	3,157	371,263
Dollar General	1,934	243,858
Dollar Tree *	1,255	139,656
DR Horton	4,900	217,119
Expedia Group	608	78,943
Ford Motor	7,823	81,750
General Motors	3,110	121,135
Genuine Parts	2,602	266,809
Hasbro	2,844	289,690
Hilton Worldwide Holdings	1,950	169,630
Home Depot	1,215	247,495
Kohl’s	3,764	267,620
Lear	966	138,138
Lennar, Cl A	4,820	250,785
LKQ *	4,191	126,149
Lowe’s	1,618	183,061
Lululemon Athletica *	1,660	292,741
Macy’s	8,744	205,834
McDonald’s	2,666	526,722
MGM Resorts International	8,017	213,493
Mohawk Industries *	1,248	170,040
NIKE, Cl B	4,988	438,096
Norwegian Cruise Line Holdings *	3,201	180,504
NVR *	36	113,489
O’Reilly Automotive *	423	160,135

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PVH	1,580	$203,804
Qurate Retail, Cl A *	7,239	123,425
Ross Stores	3,408	332,825
Royal Caribbean Cruises	1,674	202,454
Starbucks	7,168	556,810
Tapestry	6,999	225,858
Target	6,702	518,869
Tiffany	3,378	364,216
TJX	7,317	401,557
Tractor Supply	1,968	203,688
Ulta Beauty *	1,289	449,835
VF	5,439	513,496
Whirlpool	902	125,216
Wynn Resorts	951	137,372
Yum! Brands	2,423	252,937
		12,300,853
Consumer Staples — 7.8%
Archer-Daniels-Midland	9,807	437,392
Brown-Forman, Cl B	6,961	370,952
Bunge	3,262	170,961
Campbell Soup	3,234	125,123
Church & Dwight	4,267	319,812
Clorox	2,738	437,341
Coca-Cola	5,308	260,410
Colgate-Palmolive	1,680	122,287
Conagra Brands	5,979	184,034
Constellation Brands, Cl A	647	136,950
Costco Wholesale	1,179	289,480
Coty, Cl A	12,352	133,649
Estee Lauder, Cl A	3,251	558,554
General Mills	2,460	126,616
Hershey	1,504	187,774
Hormel Foods	7,623	304,463

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Ingredion	1,640	$155,390
JM Smucker	1,944	238,393
Kellogg	4,933	297,460
Kimberly-Clark	771	98,981
Kraft Heinz	3,688	122,589
Kroger	14,524	374,429
McCormick	2,009	309,326
Molson Coors Brewing, Cl B	1,962	125,941
Mondelez International, Cl A	4,248	216,011
PepsiCo	737	94,373
Procter & Gamble	1,057	112,549
Sysco	4,082	287,250
Tyson Foods, Cl A	3,919	293,964
Walgreens Boots Alliance	5,468	292,921
Walmart	6,188	636,374
		7,821,749
Energy — 7.2%
Anadarko Petroleum	8,123	591,761
Apache	7,644	251,564
Cabot Oil & Gas	5,014	129,813
Chevron	4,021	482,761
Cimarex Energy	1,460	100,244
Concho Resources	2,993	345,332
ConocoPhillips	10,958	691,669
EOG Resources	1,507	144,747
Exxon Mobil	2,781	223,259
Hess	6,559	420,563
Kinder Morgan	5,264	104,596
Marathon Oil	27,833	474,274
Marathon Petroleum	7,524	457,986
National Oilwell Varco	11,185	292,376
Noble Energy	9,950	269,247
Occidental Petroleum	11,138	655,805

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Phillips 66	7,496	$706,648
Targa Resources	8,251	331,278
Valero Energy	6,037	547,314
		7,221,237
Financials — 14.6%
Aflac	6,532	329,082
Alleghany *	374	245,673
Allstate	1,835	181,775
Ally Financial	4,834	143,618
American Express	2,363	277,014
American International Group	5,563	264,632
Annaly Capital Management ‡	30,499	307,735
Aon	2,204	397,029
Arch Capital Group *	8,733	295,001
Arthur J Gallagher	2,949	246,595
Bank of America	13,216	404,145
Bank of New York Mellon	5,393	267,816
BB&T	8,043	411,802
Berkshire Hathaway, Cl B *	1,479	320,514
Capital One Financial	2,549	236,624
Chubb	1,238	179,758
Cincinnati Financial	4,438	426,847
CIT Group	2,433	129,606
Citigroup	1,200	84,840
Citizens Financial Group	6,480	234,576
CME Group, Cl A	4,289	767,302
Comerica	3,817	299,978
Everest Re Group	933	219,721
Fidelity National Financial	3,277	130,916
Fifth Third Bancorp	8,964	258,342
Franklin Resources	3,290	113,801
Goldman Sachs Group	364	74,955
Hartford Financial Services Group	4,390	229,641

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Intercontinental Exchange	3,784	$307,829
JPMorgan Chase	5,266	611,119
Lincoln National	3,148	210,034
Loews	3,740	191,825
M&T Bank	3,693	628,069
Markel *	371	397,530
Marsh & McLennan	2,855	269,198
MetLife	2,446	112,834
Moody’s	913	179,514
Morgan Stanley	1,464	70,638
MSCI, Cl A	1,928	434,533
Nasdaq	2,246	207,081
PNC Financial Services Group	3,161	432,836
Progressive	2,625	205,144
Prudential Financial	705	74,525
Regions Financial	27,877	432,930
S&P Global	1,809	399,174
State Street	1,273	86,131
SunTrust Banks	5,990	392,225
T Rowe Price Group	2,081	223,708
Torchmark	1,989	174,356
Travelers	1,265	181,844
Unum Group	4,039	149,120
US Bancorp	3,415	182,088
Willis Towers Watson	1,283	236,508
Zions Bancorp	5,798	286,015
		14,556,146
Health Care — 10.7%
Abbott Laboratories	4,228	336,380
Agilent Technologies	1,956	153,546
Alexion Pharmaceuticals *	2,266	308,470
Allergan	541	79,527
Anthem	1,277	335,889

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Baxter International	6,057	$462,149
Becton Dickinson	581	139,870
Boston Scientific *	6,845	254,086
Centene *	8,522	439,394
Cigna	885	140,573
Cooper	1,378	399,510
CVS Health	987	53,673
Danaher	2,867	379,705
DaVita *	4,040	223,170
DENTSPLY SIRONA	5,506	281,522
Edwards Lifesciences *	1,680	295,798
Eli Lilly	2,165	253,392
HCA Healthcare	1,642	208,912
Henry Schein *	3,078	197,177
Hologic *	3,852	178,656
Humana	1,463	373,665
IDEXX Laboratories *	1,497	347,304
Intuitive Surgical *	503	256,847
IQVIA Holdings *	1,852	257,243
Johnson & Johnson	651	91,921
Laboratory Corp of America Holdings *	3,311	529,495
Medtronic	3,348	297,336
Merck	3,471	273,202
Nektar Therapeutics, Cl A *	1,910	61,158
Perrigo	3,444	165,037
Pfizer	7,350	298,484
Quest Diagnostics	1,895	182,640
ResMed	2,790	291,583
Stryker	1,274	240,671
Thermo Fisher Scientific	1,302	361,240
UnitedHealth Group	940	219,086
Universal Health Services, Cl B	2,838	360,057
Varian Medical Systems *	1,630	221,957

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Veeva Systems, Cl A *	602	$84,202
WellCare Health Plans *	972	251,116
Zimmer Biomet Holdings	1,095	134,860
Zoetis, Cl A	2,542	258,877
		10,679,380
Industrials — 12.1%
3M	337	63,865
AMETEK	1,736	153,063
Arconic	4,360	93,653
Boeing	945	356,917
CH Robinson Worldwide	1,777	143,937
Cintas	1,292	280,545
Copart *	5,256	353,834
CoStar Group *	256	127,040
CSX	2,472	196,845
Cummins	620	103,100
Delta Air Lines	5,431	316,573
Dover	4,510	442,160
Eaton	2,587	214,256
Emerson Electric	4,482	318,177
Expeditors International of Washington	3,039	241,357
Fastenal	1,036	73,090
FedEx	1,493	282,864
Fortive	4,917	424,534
Fortune Brands Home & Security	1,752	92,470
General Dynamics	685	122,423
Harris	3,540	596,490
Honeywell International	1,614	280,239
Huntington Ingalls Industries	454	101,051
IHS Markit *	5,469	313,155
Illinois Tool Works	707	110,031
Ingersoll-Rand	4,000	490,440
JB Hunt Transport Services	2,777	262,371

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Johnson Controls International	3,250	$121,875
Kansas City Southern	2,409	296,644
L3 Technologies	1,979	432,570
Nielsen Holdings	2,895	73,909
Norfolk Southern	1,371	279,712
Pentair	2,365	92,211
Raytheon	1,259	223,586
Republic Services, Cl A	4,782	396,045
Roper Technologies	1,577	567,247
Snap-On	1,130	190,156
Stanley Black & Decker	1,307	191,606
Textron	6,038	320,014
Union Pacific	1,749	309,643
United Rentals *	777	109,495
United Technologies	3,031	432,251
Verisk Analytics, Cl A	2,489	351,298
Waste Management	2,425	260,299
WW Grainger	941	265,362
XPO Logistics *	3,768	256,526
Xylem	4,238	353,449
		12,078,378
Information Technology — 14.8%
Accenture, Cl A	1,422	259,757
Adobe *	1,602	463,379
Advanced Micro Devices *	8,550	236,236
Akamai Technologies *	4,970	397,898
Amdocs	2,879	158,575
Amphenol, Cl A	2,716	270,405
ANSYS *	1,527	298,987
Autodesk *	2,260	402,755
Broadridge Financial Solutions	2,725	321,904
Cadence Design Systems *	5,035	349,328
CDK Global	1,605	96,814

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CDW	1,942	$205,075
Check Point Software Technologies *	4,644	560,809
Cisco Systems	6,329	354,108
Citrix Systems	2,219	224,030
Cognizant Technology Solutions, Cl A	5,096	371,804
Corning	5,341	170,111
DXC Technology	1,717	112,875
F5 Networks *	1,541	241,783
Fidelity National Information Services	2,091	242,410
Fiserv *	3,069	267,739
Hewlett Packard Enterprise	26,380	417,068
HP	5,771	115,131
Intel	5,968	304,607
International Business Machines	636	89,212
Intuit	1,009	253,320
Juniper Networks	8,289	230,185
Keysight Technologies *	1,566	136,289
KLA-Tencor	823	104,916
Marvell Technology Group	6,369	159,352
Mastercard, Cl A	1,358	345,258
Maxim Integrated Products	6,340	380,400
Micron Technology *	4,392	184,727
Microsoft	2,132	278,439
Motorola Solutions	3,729	540,369
NetApp	4,475	326,004
Paychex	1,809	152,517
Qorvo *	3,054	230,913
Red Hat *	1,493	272,517
salesforce.com *	1,089	180,066
Seagate Technology	4,740	229,037
ServiceNow *	1,827	496,049
Skyworks Solutions	1,966	173,362
Synopsys *	3,341	404,528

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
TE Connectivity	1,638	$156,675
Texas Instruments	3,518	414,526
Total System Services	3,078	314,695
VeriSign *	1,667	329,149
Visa, Cl A	1,690	277,887
Worldpay, Cl A *	5,900	691,539
Xilinx	4,597	552,284
		14,747,803
Materials — 2.7%
Air Products & Chemicals	1,299	267,321
Albemarle	1,064	79,864
Ball	4,460	267,332
Celanese, Cl A	724	78,112
DowDuPont	2,660	102,277
Eastman Chemical	2,074	163,597
Ecolab	1,460	268,757
Freeport-McMoRan Copper & Gold	7,968	98,086
International Flavors & Fragrances	1,220	168,104
Mosaic	9,906	258,646
Newmont Goldcorp	7,184	223,135
Nucor	4,822	275,191
PPG Industries	845	99,288
Steel Dynamics	7,467	236,555
Westrock	2,352	90,270
		2,676,535
Real Estate — 4.0%
AvalonBay Communities ‡	978	196,510
Duke Realty ‡	7,152	222,570
Equity Residential ‡	2,509	191,738
Essex Property Trust ‡	1,661	469,232
HCP ‡	13,016	387,616
Host Hotels & Resorts ‡	14,325	275,613

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Macerich ‡	1,768	$70,968
Mid-America Apartment Communities ‡	792	86,653
ProLogis ‡	6,511	499,198
Realty Income ‡	4,965	347,600
Regency Centers ‡	1,341	90,075
SL Green Realty ‡	1,809	159,807
UDR ‡	2,813	126,444
Ventas ‡	2,418	147,764
Welltower ‡	7,826	583,272
WP Carey ‡	2,347	186,164
		4,041,224
Utilities — 10.4%
Alliant Energy	6,278	296,510
Ameren	10,057	731,848
American Electric Power	2,545	217,725
American Water Works	2,384	257,925
CenterPoint Energy	7,781	241,211
CMS Energy	6,573	365,130
Consolidated Edison	4,459	384,187
DTE Energy	3,192	401,266
Duke Energy	4,157	378,786
Edison International	3,483	222,111
Entergy	4,400	426,360
Evergy	6,939	401,213
Eversource Energy	3,535	253,318
Exelon	14,346	730,928
FirstEnergy	16,030	673,741
NextEra Energy	4,956	963,644
NiSource	11,593	322,054
Pinnacle West Capital	3,285	312,962
PPL	8,749	273,056
Public Service Enterprise Group	8,900	530,885
Sempra Energy	3,409	436,182

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Southern	12,167	$647,528
WEC Energy Group	6,409	502,658
Xcel Energy	6,544	369,736
		10,340,964
TOTAL UNITED STATES		99,504,916
TOTAL COMMON STOCK
(Cost $91,077,162)		99,726,996
TOTAL INVESTMENTS — 99.8%
(Cost $91,077,162)		$99,726,996

Percentages are based on Net Assets of $99,900,523.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.4%
AUSTRIA— 1.4%
Energy — 0.2%
OMV	170	$9,097
Financials — 0.6%
Erste Group Bank	523	20,924
Raiffeisen Bank International	371	9,883
		30,807
Industrials — 0.2%
ANDRITZ	201	9,574
Materials — 0.2%
voestalpine	114	3,658
Wienerberger	373	8,553
		12,211
Real Estate — 0.2%
IMMOFINANZ	392	10,038
TOTAL AUSTRIA		71,727

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
BELGIUM— 2.3%
Communication Services — 0.1%
Proximus	255	$7,130
Consumer Discretionary — 0.5%
Ageas	518	27,284
Consumer Staples — 0.3%
Colruyt	199	14,331
Financials — 0.5%
Ackermans & van Haaren	62	9,964
Groupe Bruxelles Lambert	148	14,135
		24,099
Health Care — 0.4%
UCB	256	20,290
Materials — 0.2%
Solvay	85	10,207
Real Estate — 0.3%
Cofinimmo ‡	101	12,904
TOTAL BELGIUM		116,245
DENMARK— 4.1%
Consumer Staples — 0.5%
Carlsberg, Cl B	125	16,133
Royal Unibrew	157	11,242
		27,375
Financials — 0.8%
Danske Bank	588	10,420
Jyske Bank	273	10,987
Sydbank	280	6,040
Tryg	345	10,534
		37,981
Health Care — 0.8%
Ambu, Cl B	170	4,873

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Coloplast, Cl B	81	$8,733
Demant *	323	10,182
GN Store Nord	177	9,052
H Lundbeck	183	7,692
		40,532
Industrials — 0.4%
DSV	113	10,432
ISS	325	10,099
		20,531
Information Technology — 0.2%
SimCorp	79	7,738
Materials — 0.6%
Christian Hansen Holding	153	15,595
Novozymes, Cl B	284	13,224
		28,819
Utilities — 0.8%
Orsted	507	38,784
TOTAL DENMARK		201,760
FINLAND— 3.4%
Communication Services — 0.4%
Elisa	423	17,934
Consumer Discretionary — 0.2%
Nokian Renkaat	272	9,090
Consumer Staples — 0.4%
Kesko, Cl B	406	21,067
Energy — 0.2%
Neste	291	9,601
Financials — 0.2%
Sampo, Cl A	172	7,857

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.2%
Orion, Cl B	275	$9,132
Industrials — 0.4%
Kone, Cl B	332	18,179
Information Technology — 0.3%
Nokia	1,338	7,016
Tieto	254	7,208
		14,224
Materials — 0.7%
Huhtamaki	100	3,812
Outokumpu	1,198	4,563
Stora Enso, Cl R	1,028	12,748
UPM-Kymmene	516	14,520
		35,643
Utilities — 0.4%
Fortum	1,018	21,494
TOTAL FINLAND		164,221
FRANCE— 16.9%
Communication Services — 1.7%
Eutelsat Communications	465	8,385
JCDecaux	82	2,683
Lagardere SCA	506	13,757
Orange	907	14,195
Publicis Groupe	319	18,905
Ubisoft Entertainment *	141	13,438
Vivendi	500	14,496
		85,859
Consumer Discretionary — 1.9%
Christian Dior	17	8,410
Cie Generale des Etablissements Michelin SCA, Cl B	85	10,969
Elior Group	425	5,878

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
EssilorLuxottica *	145	$17,631
Faurecia	100	5,075
Hermes International	33	23,196
Kering	8	4,725
Peugeot	590	15,446
Renault	65	4,430
		95,760
Consumer Staples — 1.1%
Carrefour	868	16,897
Danone	68	5,493
Pernod Ricard	131	22,807
Remy Cointreau	73	9,719
		54,916
Energy — 0.5%
Total	436	24,209
Financials — 2.0%
Amundi	106	7,609
AXA	416	11,070
BNP Paribas	135	7,179
CNP Assurances	616	14,525
Eurazeo	172	13,484
LVMH Moet Hennessy Louis Vuitton	24	9,388
SCOR	730	29,748
Societe Generale	259	8,191
		101,194
Health Care — 1.0%
BioMerieux	164	13,003
Casino Guichard Perrachon	147	6,013
Ipsen	51	5,950
Sanofi	284	24,663
		49,629

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.4%
Aeroports de Paris	62	$12,618
Air France-KLM *	832	9,604
Alstom *	551	24,206
Bollore	2,380	11,299
Bouygues	251	9,435
Bureau Veritas	183	4,631
Cie de Saint-Gobain	221	9,025
Credit Agricole	1,452	19,901
Dassault Aviation	5	7,559
Eiffage	146	15,233
Getlink	453	7,285
Legrand	137	10,060
Rexel	499	6,700
Safran	108	15,722
Schneider Electric	131	11,078
Societe BIC	132	11,369
Teleperformance	90	17,278
Thales	79	9,425
Vinci	43	4,338
		216,766
Information Technology — 0.8%
Capgemini	118	14,295
Dassault Systemes	82	12,962
Natixis	591	3,476
STMicroelectronics	525	9,635
		40,368
Materials — 0.8%
Air Liquide	65	8,636
Arkema	131	13,427
Imerys	108	5,747
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
L’Oreal	35	$9,614
		37,424
Real Estate — 1.1%
Covivio ‡	129	13,951
Gecina ‡	106	15,811
ICADE ‡	97	8,284
Klepierre ‡	266	9,441
Nexity	193	9,015
		56,502
Utilities — 1.6%
Electricite de France	840	12,087
Engie	1,610	23,826
Rubis SCA	312	17,063
Suez	752	10,556
Veolia Environnement	770	18,173
		81,705
TOTAL FRANCE		844,332
GERMANY— 9.4%
Communication Services — 0.5%
1&1 Drillisch	76	2,831
Deutsche Telekom	873	14,592
Telefonica Deutschland Holding	2,611	8,474
		25,897
Consumer Discretionary — 1.4%
adidas	37	9,500
Allianz	65	15,647
Bayerische Motoren Werke	115	9,782
Continental	19	3,138
Daimler	153	10,003
Fielmann	94	6,668
HUGO BOSS	112	7,802

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Puma	11	$6,799
		69,339
Consumer Staples — 0.1%
Beiersdorf	47	5,132
Energy — 0.2%
BASF	99	8,043
Financials — 1.0%
Aareal Bank	193	6,729
Commerzbank	761	6,833
Hannover Rueck	120	18,075
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	68	16,994
		48,631
Health Care — 0.8%
Bayer	93	6,185
Fresenius Medical Care & KGaA	62	5,208
Gerresheimer	109	8,184
Merck KGaA	138	14,674
Siemens Healthineers	175	7,457
		41,708
Industrials — 1.6%
Axel Springer	124	7,018
Brenntag	86	4,632
Deutsche Lufthansa	353	8,513
Deutsche Post	150	5,194
Fraport Frankfurt Airport Services Worldwide	94	7,779
GEA Group	257	7,177
HOCHTIEF	47	7,005
Knorr-Bremse *	68	7,366
OSRAM Licht	219	7,483
Rheinmetall	97	11,121

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Siemens	37	$4,426
		77,714
Information Technology — 0.2%
SAP	44	5,650
Software	153	5,823
		11,473
Materials — 1.1%
Aurubis	138	6,715
Evonik Industries	446	13,276
HeidelbergCement	184	14,847
K+S	219	4,437
Symrise, Cl A	139	13,351
Wacker Chemie	49	4,286
		56,912
Real Estate — 1.6%
Aroundtown	1,330	10,771
Deutsche EuroShop	228	6,833
Deutsche Wohnen	290	13,023
LEG Immobilien	110	12,790
TAG Immobilien	256	5,749
Vonovia	644	32,095
		81,261
Utilities — 0.9%
Innogy	255	11,828
RWE	907	23,145
Uniper	396	11,987
		46,960
TOTAL GERMANY		473,070
IRELAND— 1.3%
Consumer Staples — 0.8%
Glanbia	610	11,205

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kerry Group, Cl A	252	$28,184
		39,389
Financials — 0.2%
Bank of Ireland Group *	1,318	8,405
Materials — 0.3%
CRH	414	13,887
TOTAL IRELAND		61,681
ITALY— 5.0%
Communication Services — 0.1%
Telecom Italia *	6,591	3,683
Consumer Discretionary — 0.7%
Ferrari	66	8,931
Fiat Chrysler Automobiles	593	9,128
Moncler	227	9,303
Pirelli & C *	1,070	7,804
		35,166
Consumer Staples — 0.3%
Davide Campari-Milano	1,311	13,201
Energy — 1.2%
Eni	1,793	30,579
Saipem *	2,672	13,526
Snam	3,054	15,528
		59,633
Financials — 1.7%
BPER Banca	1,088	5,224
EXOR	160	10,644
Mediobanca Banca di Credito Finanziario	1,737	18,396
Poste Italiane	2,164	23,064
UniCredit	773	10,681
Unione di Banche Italiane SCpA	3,389	10,559

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
UnipolSai Assicurazioni	2,901	$7,939
		86,507
Industrials — 0.2%
Leonardo	865	9,980
Information Technology — 0.2%
Assicurazioni Generali	575	11,148
Utilities — 0.6%
A2A	7,227	12,068
Enel	1,568	9,910
Terna Rete Elettrica Nazionale	1,617	9,673
		31,651
TOTAL ITALY		250,969
LUXEMBOURG— 0.2%
Energy — 0.2%
Tenaris	675	9,365
NETHERLANDS— 7.0%
Consumer Staples — 1.9%
Coca-Cola European Partners	589	31,454
Heineken	54	5,824
Koninklijke Ahold Delhaize	2,338	56,228
		93,506
Energy — 0.4%
Koninklijke Vopak	216	9,622
SBM Offshore	518	9,590
		19,212
Financials — 1.7%
ABN AMRO Group	761	17,885
ASR Nederland	611	27,116
Euronext	95	6,596
ING Groep	419	5,332

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
NN Group	613	$26,669
		83,598
Health Care — 0.6%
Aegon	3,521	18,373
Koninklijke Philips	328	13,956
		32,329
Industrials — 0.8%
Aalberts	143	5,609
Boskalis Westminster	234	6,396
IMCD	76	6,132
Signify	247	7,399
Wolters Kluwer	220	15,331
		40,867
Information Technology — 0.4%
NXP Semiconductors	209	22,075
Materials — 1.0%
Akzo Nobel	222	18,834
ArcelorMittal	150	3,249
ASM International	137	9,298
Koninklijke DSM	148	16,893
		48,274
Real Estate — 0.2%
Unibail-Rodamco-Westfield ‡	51	8,759
TOTAL NETHERLANDS		348,620
NORWAY— 2.8%
Communication Services — 0.1%
Telenor	289	5,788
Consumer Staples — 0.6%
Mowi	665	14,373
Orkla	1,740	13,610
		27,983

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Energy — 1.0%
Equinor	1,602	$35,653
Subsea 7	733	9,290
TGS Nopec Geophysical	152	3,962
		48,905
Financials — 0.9%
DnB	1,515	29,022
Gjensidige Forsikring	237	4,592
Storebrand	1,268	10,675
		44,289
Materials — 0.2%
Norsk Hydro	1,107	4,731
Yara International	121	5,444
		10,175
TOTAL NORWAY		137,140
PORTUGAL— 0.8%
Energy — 0.5%
Galp Energia	1,524	25,568
Utilities — 0.3%
Energias de Portugal *	4,176	15,814
TOTAL PORTUGAL		41,382
SPAIN— 3.1%
Communication Services — 0.1%
Telefonica	645	5,372
Consumer Discretionary — 0.2%
Industria de Diseno Textil	354	10,700
Consumer Staples — 0.2%
Viscofan	125	7,502
Energy — 0.3%
Repsol	921	15,617

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.4%
Banco Bilbao Vizcaya Argentaria	768	$4,663
Bankinter	939	7,491
Mapfre	2,584	7,747
		19,901
Industrials — 0.4%
ACS Actividades de Construccion y Servicios	89	4,082
Aena SME	28	5,189
Ferrovial	501	12,330
		21,601
Information Technology — 0.2%
Amadeus IT Group, Cl A	104	8,266
Materials — 0.1%
Acerinox	585	6,080
Real Estate — 0.3%
Merlin Properties Socimi ‡	1,222	16,639
Utilities — 0.9%
Acciona	123	14,238
Endesa	242	6,024
Iberdrola	1,243	11,281
Naturgy Energy Group	534	15,153
		46,696
TOTAL SPAIN		158,374
SWEDEN— 7.5%
Communication Services — 0.8%
Tele2, Cl B	1,886	25,135
Telia	3,195	13,591
		38,726
Consumer Discretionary — 0.5%
Dometic Group	929	8,486
Electrolux	302	7,411

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Disrectionary — continued
Husqvarna, Cl B	833	$7,593
		23,490
Consumer Staples — 0.7%
Essity, Cl B	133	3,942
ICA Gruppen	463	16,729
Swedish Match	292	14,209
		34,880
Energy — 0.2%
Lundin Petroleum	265	8,663
Financials — 1.5%
Industrivarden, Cl C	448	10,066
Investor, Cl B	320	15,238
Kinnevik	757	22,017
L E Lundbergforetagen, Cl B	269	9,185
Skandinaviska Enskilda Banken, Cl A	322	3,069
Swedbank, Cl A	814	13,191
		72,766
Health Care — 0.2%
Swedish Orphan Biovitrum *	418	7,607
Industrials — 1.2%
Alfa Laval	179	4,150
Assa Abloy, Cl B	501	10,677
Epiroc, Cl A *	511	5,278
Nibe Industrier, Cl B	500	6,711
Securitas, Cl B	767	13,393
Trelleborg, Cl B	554	9,149
Volvo, Cl B	515	8,234
		57,592
Information Technology — 0.8%
Hexagon, Cl B	302	16,455
Telefonaktiebolaget LM Ericsson, Cl B	2,342	23,157
		39,612

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.7%
BillerudKorsnas	562	$7,632
Boliden	338	10,026
Sandvik	180	3,326
Svenska Cellulosa, Cl B	1,557	13,564
		34,548
Real Estate — 0.9%
Castellum	828	14,872
Fabege	1,306	18,112
Fastighets Balder, Cl B *	360	11,368
		44,352
TOTAL SWEDEN		362,236
SWITZERLAND— 8.8%
Communication Services — 0.3%
Sunrise Communications Group	136	9,029
Swisscom	12	5,590
		14,619
Consumer Discretionary — 0.5%
Cie Financiere Richemont	86	6,288
Dufry	69	6,740
Swatch Group	38	11,605
		24,633
Consumer Staples — 0.8%
Aryzta *	2,877	4,301
Barry Callebaut	6	10,987
Chocoladefabriken Lindt & Spruengli	2	13,297
Nestle	138	13,279
		41,864
Financials — 2.5%
Baloise Holding	101	17,306
Cembra Money Bank	56	5,196
Credit Suisse Group	368	4,911

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Helvetia Holding	27	$17,157
Pargesa Holding	110	8,658
Partners Group Holding	22	16,573
Swiss Life Holding	41	19,276
Swiss Re	210	20,208
UBS Group	370	4,962
Zurich Insurance Group	30	9,565
		123,812
Health Care — 1.5%
Novartis	160	13,065
Roche Holding	60	15,816
Sonova Holding	93	18,755
Straumann Holding	14	11,302
Tecan Group	29	6,534
Vifor Pharma	54	7,059
		72,531
Industrials — 1.3%
ABB	276	5,680
Adecco Group	111	6,375
DKSH Holding	96	5,893
dormakaba Holding	7	5,283
Geberit	13	5,451
Georg Fischer	7	6,801
Kuehne + Nagel International	43	6,247
OC Oerlikon	427	5,573
Schindler Holding	23	4,961
SGS	4	10,555
VAT Group	28	3,476
		66,295
Information Technology — 0.3%
Logitech International	191	7,468

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Temenos	40	$6,650
		14,118
Materials — 0.9%
Clariant	550	11,302
EMS-Chemie Holding	14	8,477
Givaudan	5	12,949
LafargeHolcim	109	5,603
Sika	43	6,583
		44,914
Real Estate — 0.7%
PSP Swiss Property	181	18,473
Swiss Prime Site	190	15,252
		33,725
TOTAL SWITZERLAND		436,511
UNITED KINGDOM— 24.4%
Communication Services — 1.3%
Auto Trader Group	1,908	14,064
BT Group, Cl A	2,866	8,558
Daily Mail & General Trust, Cl A	961	8,231
Informa	1,816	18,442
Rightmove	1,344	9,472
Vodafone Group	4,516	8,360
		67,127
Consumer Discretionary — 5.1%
B&M European Value Retail	1,581	8,131
Barratt Developments	1,014	7,955
Bellway	299	12,130
Berkeley Group Holdings	382	18,704
Burberry Group	349	9,177
Carnival	430	22,619
Compass Group	1,460	33,176
Dixons Carphone	4,412	8,346

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Domino’s Pizza Group	1,149	$4,007
Inchcape	1,009	8,083
InterContinental Hotels Group	156	10,103
Just Eat *	586	5,340
Kingfisher	5,209	17,934
Marks & Spencer Group	4,136	15,415
Merlin Entertainments	1,715	8,187
MoneySuperMarket.com	1,055	5,002
Persimmon	412	12,010
Playtech	480	2,736
SSP Group	1,190	10,797
Taylor Wimpey	3,245	7,674
TUI	807	8,982
WH Smith	356	9,505
William Hill	2,745	5,751
		251,764
Consumer Staples — 1.7%
Britvic	683	8,134
Coca-Cola HBC	173	6,182
Diageo	260	10,959
J Sainsbury	2,295	6,657
Tate & Lyle	2,639	26,408
Tesco	2,860	9,314
WM Morrison Supermarkets	6,242	17,568
		85,222
Energy — 2.0%
BP	3,460	25,214
Great Portland Estates ‡	1,145	11,264
Pearson	1,653	17,890
Royal Dutch Shell, Cl A	1,306	41,712
Tullow Oil	1,865	5,478
		101,558

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — 3.5%
3i Group	641	$8,945
Barclays	2,198	4,707
Beazley	1,996	14,988
Close Brothers Group	297	6,009
CYBG	3,070	8,132
Direct Line Insurance Group	3,133	13,454
Hargreaves Lansdown	404	11,888
Hiscox	1,063	23,198
HSBC Holdings	1,773	15,420
IG Group Holdings	784	5,210
Jupiter Fund Management	947	4,633
Lloyds Banking Group	6,743	5,500
Phoenix Group Holdings	1,787	16,831
Royal Bank of Scotland Group	3,370	10,526
RSA Insurance Group	657	4,642
Saga	4,539	3,485
Standard Chartered	1,165	10,632
TP ICAP	941	3,450
		171,650
Health Care — 0.7%
BTG *	785	8,550
Dechra Pharmaceuticals	121	4,196
GlaxoSmithKline	401	8,225
Smith & Nephew	458	8,840
UDG Healthcare	676	5,790
		35,601
Industrials — 4.7%
Aggreko	1,144	12,724
Ashtead Group	160	4,426
BAE Systems	1,374	8,849
Balfour Beatty	1,079	3,533
BBA Aviation	2,610	9,255

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Bunzl	441	$13,275
Cobham *	4,462	6,707
easyJet	341	5,172
Experian	531	15,403
Ferguson	152	10,780
Firstgroup *	4,863	6,999
Howden Joinery Group	1,142	7,563
Intertek Group	81	5,649
Kingspan Group	248	13,030
Meggitt	2,028	14,392
National Express Group	2,384	12,773
RELX	301	6,902
Rentokil Initial	4,214	21,425
Rotork	1,758	7,148
Royal Mail	3,152	10,388
Smiths Group	247	4,902
Spirax-Sarco Engineering	148	15,918
Travis Perkins	510	9,291
Weir Group	301	6,512
		233,016
Information Technology — 0.7%
Electrocomponents	1,122	9,443
Halma	619	14,521
Spectris	267	9,565
		33,529
Materials — 2.0%
Anglo American	576	14,878
Antofagasta	971	11,494
BHP Group	614	14,483
Centamin	4,496	5,187
Croda International	126	8,505
Glencore	2,734	10,848

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Mondi	257	$5,630
Rio Tinto	230	13,388
RPC Group	435	4,474
Smurfit Kappa Group	161	4,715
Victrex	278	8,814
		102,416
Real Estate — 1.7%
British Land ‡	1,665	12,893
Derwent London ‡	285	11,778
Hammerson ‡	1,220	5,120
Intu Properties ‡	3,365	4,136
Land Securities Group ‡	1,030	12,394
Segro ‡	1,972	17,440
Shaftesbury ‡	691	7,743
Unite Group ‡	1,005	12,342
		83,846
Utilities — 1.0%
National Grid	1,703	18,562
Pennon Group	1,451	14,160
SSE	1,250	18,650
		51,372
TOTAL UNITED KINGDOM		1,217,101
TOTAL COMMON STOCK
(Cost $5,224,054)		4,894,734

PREFERRED STOCK — 0.4%
GERMANY— 0.4%
Consumer Discretionary — 0.2%
Porsche Automobil Holding(A)	71	4,920
Volkswagen(A)	28	4,865
		9,785

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Europe ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Staples — 0.1%
Henkel & KGaA(A)	43	$4,349
Materials — 0.1%
FUCHS PETROLUB(A)	154	6,693
TOTAL GERMANY		20,827
TOTAL PREFERRED STOCK
(Cost $24,069)		20,827
TOTAL INVESTMENTS — 98.8%
(Cost $5,248,123)		$4,915,561

Percentages are based on Net Assets of $4,972,786.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	There is currently no stated rate.

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Japan ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
JAPAN ^— 99.6%
Communication Services — 3.0%
CyberAgent	100	$3,978
Dentsu	230	9,365
Hakuhodo DY Holdings	884	14,866
KDDI	168	3,832
Nexon	422	6,047
Nippon Telegraph & Telephone	412	17,076
NTT DOCOMO	235	5,086
Square Enix Holdings	156	5,365
Toho	400	16,718
		82,333
Consumer Discretionary — 13.4%
Aisin Seiki	219	8,465
Asics	680	8,334
Bandai Namco Holdings	390	18,559
Bridgestone	204	8,070

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Casio Computer	639	$8,038
Denso	190	8,279
Haseko	250	3,010
Honda Motor	312	8,687
Isetan Mitsukoshi Holdings	1,870	17,780
Isuzu Motors	411	5,888
J Front Retailing	762	9,271
Mazda Motor	616	7,276
Mitsubishi Motors	3,453	19,315
Nikon	1,490	20,736
Nissan Motor	1,014	8,133
Nitori Holdings	89	10,588
Oriental Land	95	10,466
Pan Pacific International Holdings	256	16,481
Rinnai	79	5,306
Ryohin Keikaku	27	5,125
Sega Sammy Holdings	1,460	18,405
Sekisui Chemical	499	7,980
Sekisui House	545	8,769
Shimamura	140	10,421
Stanley Electric	450	12,161
Sumitomo Electric Industries	341	4,515
Sumitomo Rubber Industries	919	11,280
Suzuki Motor	505	22,966
Toyota Industries	67	3,790
Toyota Motor	276	17,111
Yamada Denki	3,648	17,261
Yamaha	255	13,165
Yamaha Motor	342	7,026
		362,657
Consumer Staples — 12.4%
Aeon	638	11,769
Ajinomoto	451	7,259

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Asahi Group Holdings	546	$23,674
Calbee	282	7,748
Coca-Cola Bottlers Japan Holdings	317	7,790
Ezaki Glico	166	8,734
FamilyMart UNY Holdings	320	8,528
Kao	252	19,361
Kewpie	314	7,234
Kikkoman	170	7,876
Kirin Holdings	862	19,500
Kobayashi Pharmaceutical	199	15,831
Kose	71	13,292
Lawson	185	8,621
Lion	827	16,989
MEIJI Holdings	120	9,428
NH Foods	475	19,063
Nichirei	280	6,441
Nisshin Seifun Group	760	17,632
Nissin Foods Holdings	212	13,953
Pigeon	310	13,124
Seven & i Holdings	270	9,355
Shiseido	237	18,551
Suntory Beverage & Food	127	5,587
Toyo Suisan Kaisha	327	12,434
Tsuruha Holdings	117	9,948
Unicharm	240	7,863
Yakult Honsha	53	3,593
Yamazaki Baking	433	6,423
		337,601
Energy — 2.4%
Idemitsu Kosan	718	23,241
Inpex	2,288	22,207
JXTG Holdings	3,931	19,084
		64,532

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — 5.7%
Aozora Bank	394	$9,583
Bank of Kyoto	164	7,068
Chiba Bank	893	4,658
Concordia Financial Group	1,500	5,818
Credit Saison	230	2,924
Dai-ichi Life Holdings	460	6,588
Daiwa Securities Group	704	3,256
Fukuoka Financial Group	182	4,209
Hachijuni Bank	700	2,803
Japan Post Bank	1,050	11,531
Japan Post Holdings	1,890	21,093
Mitsubishi UFJ Lease & Finance	1,852	9,379
Mizuho Financial Group	7,422	11,563
ORIX	601	8,480
Resona Holdings	1,300	5,482
Shinsei Bank	456	6,313
Shizuoka Bank	1,330	10,151
Sompo Holdings	120	4,483
Sumitomo Mitsui Financial Group	271	9,784
T&D Holdings	455	4,888
Tokio Marine Holdings	100	5,030
		155,084
Health Care — 9.6%
Alfresa Holdings	625	17,368
Astellas Pharma	1,510	20,459
Chugai Pharmaceutical	160	10,114
Daiichi Sankyo	439	21,603
Eisai	56	3,245
Hisamitsu Pharmaceutical	129	5,455
Hoya	250	17,542
Kyowa Hakko Kirin	557	10,782
M3	317	5,604
Medipal Holdings	902	20,206

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mitsubishi Tanabe Pharma	1,083	$13,594
Otsuka Holdings	554	19,743
Santen Pharmaceutical	370	5,628
Shionogi	100	5,815
Sumitomo Dainippon Pharma	618	13,595
Suzuken	373	21,434
Sysmex	234	13,346
Taisho Pharmaceutical Holdings	196	18,091
Takeda Pharmaceutical	173	6,387
Terumo	314	9,436
		259,447
Industrials — 21.9%
AGC	125	4,248
Amada Holdings	1,177	13,062
ANA Holdings	362	12,637
Central Japan Railway	66	14,160
Dai Nippon Printing	630	14,893
Daikin Industries	74	9,368
East Japan Railway	40	3,758
Fuji Electric	479	16,881
Hankyu Hanshin Holdings	240	8,943
Hino Motors	1,143	10,755
Hoshizaki	66	4,267
ITOCHU	1,315	23,614
Japan Airport Terminal	176	7,403
JGC	277	3,950
JTEKT	545	6,993
Kajima	680	10,043
Kawasaki Heavy Industries	385	8,939
Keihan Holdings	239	10,139
Keio	150	9,024
Keisei Electric Railway	351	12,259
Kintetsu Group Holdings	231	10,236

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Komatsu	407	$10,422
Kurita Water Industries	500	12,956
LIXIL Group	760	9,874
Makita	271	9,855
Marubeni	2,092	14,935
MISUMI Group	218	5,633
Mitsubishi	1,222	33,531
Mitsubishi Electric	339	4,815
Mitsubishi Heavy Industries	427	17,716
Mitsui	1,653	26,626
Mitsui OSK Lines	233	5,900
Nabtesco	199	6,057
Nagoya Railroad	824	22,270
Nankai Electric Railway	231	6,284
Nippon Express	249	13,638
Nippon Yusen	497	8,460
NSK	699	7,218
Obayashi	894	8,741
Odakyu Electric Railway	240	5,633
Persol Holdings	260	4,865
Recruit Holdings	522	15,603
Secom	108	9,055
Shimizu	848	7,226
Sohgo Security Services	91	4,049
Sojitz	5,163	17,755
Sumitomo	959	13,686
Sumitomo Heavy Industries	336	11,841
Taisei	90	3,939
THK	133	3,470
Tobu Railway	458	12,912
Tokyu	510	8,297
Toppan Printing	766	12,387
Toyota Tsusho	396	13,084

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
West Japan Railway	148	$10,979
		595,284
Information Technology — 9.8%
Brother Industries	239	4,685
Canon	453	12,564
FUJIFILM Holdings	371	17,268
Fujitsu	132	9,641
Hamamatsu Photonics	492	19,901
Hirose Electric	76	8,775
Hitachi	137	4,538
Keyence	14	8,688
Konica Minolta	1,954	19,544
Kyocera	145	9,361
NEC	933	31,372
Nomura Research Institute	285	13,895
NTT Data	500	5,809
Otsuka	538	21,110
Ricoh	2,236	22,546
Rohm	151	11,050
Seiko Epson	673	10,750
Shimadzu	346	9,239
Trend Micro	267	13,329
Yokogawa Electric	570	11,863
		265,928
Materials — 10.0%
Air Water	532	8,082
Asahi Kasei	1,836	18,842
Daicel	503	5,609
DIC	250	7,306
JFE Holdings	1,259	21,535
JSR	742	11,246
Kaneka	310	11,913

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Kobe Steel	1,238	$9,437
Kuraray	1,224	16,342
Mitsubishi Chemical Holdings	522	3,698
Mitsubishi Gas Chemical	618	9,211
Mitsubishi Materials	529	13,699
Mitsui Chemicals	410	10,006
Nippon Steel	412	7,326
Nissan Chemical	230	10,181
Oji Holdings	3,569	21,342
Sumitomo Chemical	776	3,846
Sumitomo Metal Mining	247	7,715
Taiheiyo Cement	287	9,199
Teijin	590	10,102
Toray Industries	3,170	21,575
Tosoh	1,129	18,094
Toyo Seikan Group Holdings	719	14,325
		270,631
Real Estate — 5.0%
Advance Residence Investment ‡	3	8,364
Daito Trust Construction	56	7,474
Japan Prime Realty Investment ‡	4	15,982
Japan Real Estate Investment ‡	1	5,540
Japan Retail Fund Investment ‡	13	24,862
Nippon Building Fund ‡	4	25,750
Nomura Real Estate Master Fund ‡	12	17,573
Orix JREIT ‡	5	8,777
United Urban Investment ‡	13	20,753
		135,075
Utilities — 6.4%
Chubu Electric Power	1,115	16,178
Chugoku Electric Power	1,762	20,995
Electric Power Development	791	18,324

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Kansai Electric Power	1,590	$19,208
Kyushu Electric Power	1,352	13,074
Osaka Gas	855	15,776
Toho Gas	585	24,057
Tohoku Electric Power	1,295	14,790
Tokyo Electric Power Holdings *	1,997	11,260
Tokyo Gas	759	19,265
		172,927
TOTAL COMMON STOCK
(Cost $2,973,801)		2,701,499
TOTAL INVESTMENTS — 99.6%
(Cost $2,973,801)		$2,701,499

Percentages are based on Net Assets of $2,712,974.

‡	Real Estate Investment Trust
*	Non-income producing security.

^
All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 99.6% of Net Assets. Total value of these securities is $2,701,499.

As of April 30, 2019, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 investments due to market closures in the amount of $2,701,499. All transfers, if any, are recognized at period end. For the period ended April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 45.0%
Communication Services — 1.2%
Amcor	1,366	$15,412
Telstra	6,102	14,517
		29,929
Consumer Discretionary — 4.1%
Aristocrat Leisure	631	11,583
Crown Resorts	3,185	29,792
Star Entertainment Grp	5,651	18,058
TABCORP Holdings	4,013	13,530
Wesfarmers	1,108	28,083
		101,046
Consumer Staples — 2.7%
Coca-Cola Amatil	5,047	31,260
Treasury Wine Estates	1,535	18,583
Woolworths Group	737	16,522
		66,365

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.5%
Oil Search	1,541	$8,438
Santos	5,725	28,973
Woodside Petroleum	1,019	25,382
		62,793
Financials — 6.1%
Australia & New Zealand Banking Group	390	7,466
Bank of Queensland	1,813	11,829
Bendigo and Adelaide Bank	1,929	13,985
CIMIC Group	498	17,733
Insurance Australia Group	4,057	22,502
Macquarie Group	352	33,373
National Australia Bank	388	6,923
QBE Insurance Group	2,372	21,587
Suncorp Group	1,698	15,859
		151,257
Health Care — 3.3%
Ansell	1,283	24,382
Cochlear	120	15,822
CSL	67	9,364
Healthscope	4,428	7,636
Ramsay Health Care	176	8,092
Sonic Healthcare	955	17,241
		82,537
Industrials — 4.7%
ALS	2,578	14,407
Aurizon Holdings	8,126	27,225
Brambles	6,385	54,154
SEEK	1,213	15,547
Sydney Airport	1,153	6,184
		117,517
Information Technology — 1.2%
Computershare	1,305	16,377

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xero *	375	$14,372
		30,749
Materials — 9.0%
BHP Group	563	14,820
BlueScope Steel	2,584	24,462
Boral	2,347	8,012
Fortescue Metals Group	4,577	23,034
Incitec Pivot	17,378	41,220
Newcrest Mining	801	14,100
Orica	2,160	28,278
Orora	11,734	25,025
Rio Tinto	178	11,948
South32	13,867	32,600
		223,499
Real Estate — 6.5%
Dexus ‡	4,530	39,855
Goodman Group ‡	2,742	25,398
GPT Group ‡	3,502	14,124
Lend Lease Group	1,620	15,165
Mirvac Group ‡	12,772	25,440
Scentre Group ‡	5,807	15,613
Stockland ‡	4,561	12,103
Vicinity Centres ‡	7,371	13,178
		160,876
Utilities — 3.7%
AGL Energy	1,084	16,961
APA Group	3,582	24,254
AusNet Services	14,562	18,193
Spark Infrastructure Group	19,899	31,653
		91,061
TOTAL AUSTRALIA		1,117,629

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 24.4%
Communication Services — 0.9%
PCCW	35,945	$21,671
Consumer Discretionary — 1.6%
Li & Fung	33,909	5,619
Wynn Macau	3,633	10,419
Yue Yuen Industrial Holdings	7,071	22,848
		38,886
Financials — 0.7%
Hang Seng Bank	676	17,750
Industrials — 3.2%
CK Hutchison Holdings	1,928	20,250
MTR	2,600	15,477
NWS Holdings	20,497	42,585
		78,312
Information Technology — 0.4%
Hanergy Thin Film Power Group *(A) (B) (C)	29,000	14
VTech Holdings	984	8,974
		8,988
Real Estate — 12.1%
CK Asset Holdings	1,043	8,375
Hang Lung Group	7,197	21,420
Hang Lung Properties	6,183	14,533
Henderson Land Development	1,386	8,533
Hysan Development	7,785	43,562
Link ‡	3,735	43,561
New World Development	4,673	7,731
Sino Land	7,498	13,189
Sun Hung Kai Properties	488	8,422
Swire Pacific, Cl A	2,846	36,022
Swire Properties	12,104	49,140
Wharf Holdings	6,530	18,769
Wharf Real Estate Investment	1,470	11,261

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Wheelock	2,371	$16,879
		301,397
Utilities — 5.5%
CLP Holdings	4,957	56,201
Hong Kong & China Gas	18,986	45,303
Power Assets Holdings	4,916	34,276
		135,780
TOTAL HONG KONG		602,784
NEW ZEALAND— 6.6%
Communication Services — 1.4%
Spark New Zealand	13,961	34,170
Health Care — 1.4%
Fisher & Paykel Healthcare	3,382	35,658
Materials — 0.8%
Fletcher Building	5,786	19,911
Utilities — 3.0%
Contact Energy	10,789	48,279
Meridian Energy	10,155	27,496
		75,775
TOTAL NEW ZEALAND		165,514
SINGAPORE— 23.7%
Communication Services — 1.4%
Singapore Press Holdings	14,573	26,872
Singapore Telecommunications	3,200	7,452
		34,324
Consumer Discretionary — 0.6%
Genting Singapore	22,435	16,235
Consumer Staples — 4.5%
Dairy Farm International Holdings	3,227	25,267
Thai Beverage	46,805	28,883

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Wilmar International	21,533	$57,582
		111,732
Financials — 3.1%
City Developments	800	5,254
DBS Group Holdings	1,284	26,649
Oversea-Chinese Banking	763	6,782
Singapore Exchange	4,010	21,741
United Overseas Bank	820	16,765
		77,191
Industrials — 6.6%
ComfortDelGro	17,490	34,564
Jardine Matheson Holdings	310	20,398
Jardine Strategic Holdings	429	16,225
Keppel	1,582	7,868
SATS	8,118	31,191
Singapore Airlines	3,612	25,686
Singapore Technologies Engineering	9,515	27,681
		163,613
Information Technology — 1.1%
Venture	2,267	28,263
Real Estate — 6.4%
Ascendas ‡	11,978	26,399
CapitaLand	3,258	8,449
CapitaLand Commercial Trust ‡	23,475	33,457
CapitaLand Mall Trust ‡	24,033	42,726
Mapletree Commercial Trust ‡	10,803	15,317
Suntec ‡	19,141	26,014
UOL Group	1,164	6,482
		158,844

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF

Value
TOTAL SINGAPORE	$590,202
TOTAL COMMON STOCK
(Cost $2,444,579)	2,476,129
TOTAL INVESTMENTS — 99.7%
(Cost $2,444,579)	$2,476,129

Percentages are based on Net Assets of $2,483,073.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2019 was $14 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2019, was $14 and represents 0.0% of net assets.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,476,115	$—	$14	$2,476,129
Total Investments in Securities	$2,476,115	$—	$14	$2,476,129

(1)  A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X YieldCo & Renewable Energy Income ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 94.1%
AUSTRALIA— 5.8%
Utilities — 5.8%
AGL Energy	65,083	$1,018,324
BRAZIL— 6.4%
Utilities — 6.4%
Engie Brasil Energia	98,600	1,110,477
CANADA— 10.4%
Utilities — 10.4%
Algonquin Power & Utilities	62,636	711,942
Boralex	11,518	156,604
Innergex Renewable Energy	17,193	180,979
Northland Power	23,218	411,131
TransAlta Renewables	34,111	351,709
TOTAL CANADA		1,812,365
CHILE— 10.0%
Utilities — 10.0%
Enel Americas	5,866,666	1,025,855
Enel Chile	7,255,795	728,590
TOTAL CHILE		1,754,445
DENMARK— 12.4%
Industrials — 6.5%
Vestas Wind Systems	12,533	1,132,582

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 5.9%
Orsted	13,428	$1,027,209
TOTAL DENMARK		2,159,791
HONG KONG— 4.9%
Industrials — 0.6%
Xinjiang Goldwind Science & Technology, Cl H	99,841	108,935
Information Technology — 3.2%
Xinyi Solar Holdings	992,800	565,658
Utilities — 1.1%
Huaneng Renewables, Cl H	651,500	187,676
TOTAL HONG KONG		862,269
ITALY— 2.8%
Utilities — 2.8%
ERG	19,447	358,515
Falck Renewables	37,598	134,161
TOTAL ITALY		492,676
NEW ZEALAND— 9.3%
Utilities — 9.3%
Contact Energy	92,808	415,305
Mercury NZ	176,454	435,404
Meridian Energy	287,119	777,405
TOTAL NEW ZEALAND		1,628,114
PORTUGAL— 6.0%
Utilities — 6.0%
Energias de Portugal *	276,326	1,046,404
RUSSIA— 2.7%
Utilities — 2.7%
RusHydro PJSC	55,226,100	461,803

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — continued
THAILAND— 0.8%
Utilities — 0.8%
BCPG NVDR	257,800	$146,161
UNITED KINGDOM— 1.6%
Utilities — 1.6%
Renewables Infrastructure Group	168,177	272,738
UNITED STATES— 21.0%
Energy — 0.5%
Green Plains	5,180	89,977
Real Estate — 1.2%
Hannon Armstrong Sustainable Infrastructure Capital ‡	8,014	213,092
Utilities — 19.3%
Atlantica Yield	12,969	265,735
Avista	8,511	367,165
Clearway Energy, Cl A	4,328	66,521
Hawaiian Electric Industries	14,119	585,656
IDACORP	6,531	646,700
NextEra Energy Partners	7,253	333,856
NorthWestern	6,523	455,632
Pattern Energy Group, Cl A	12,695	293,508
TerraForm Power, Cl A	27,084	367,259
		3,382,032
TOTAL UNITED STATES		3,685,101
TOTAL COMMON STOCK
(Cost $14,848,115)		16,450,668

MASTER LIMITED PARTNERSHIP — 4.2%
CANADA— 4.2%
Utilities — 4.2%
Brookfield Renewable Partners	23,306	731,301
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $621,399)		731,301

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X YieldCo & Renewable Energy Income ETF

	Shares	Value

CLOSED-END FUND — 1.5%
Greencoat UK Wind	146,403	$270,636
TOTAL CLOSED-END FUND
(Cost $229,949)		270,636

TOTAL INVESTMENTS — 99.8%
(Cost $15,699,463)		$17,452,605

Percentages are based on Net Assets of $17,491,176.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
UNITED KINGDOM— 0.4%
Materials — 0.4%
Linde	5,776	$1,041,183
UNITED STATES— 99.5%
Communication Services — 10.3%
Activision Blizzard	8,192	394,936
Alphabet, Cl A *	3,143	3,768,331
Alphabet, Cl C *	3,230	3,838,790
AT&T	76,450	2,366,892
CBS, Cl B	3,735	191,493
CenturyLink	10,398	118,745
Charter Communications, Cl A *	1,818	674,823
Comcast, Cl A	47,386	2,062,713
Discovery, Cl A *	1,655	51,140
Discovery, Cl C *	3,651	105,003
DISH Network, Cl A *	2,492	87,519
Electronic Arts *	3,122	295,497
Facebook, Cl A *	25,049	4,844,477

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Fox *	3,691	$143,912
Fox *	1,690	65,065
Interpublic Group	4,219	97,037
Netflix *	4,579	1,696,703
News	1,268	15,837
News	4,123	51,208
Omnicom Group	2,480	198,474
Take-Two Interactive Software *	1,207	116,874
TripAdvisor *	1,165	62,013
Twitter *	7,870	314,092
Verizon Communications	43,368	2,480,216
Viacom, Cl B	3,777	109,193
Walt Disney	18,354	2,513,948
		26,664,931
Consumer Discretionary — 10.4%
Advance Auto Parts	752	125,073
Amazon.com *	4,375	8,428,524
AutoZone *	277	284,842
Best Buy	2,450	182,305
Booking Holdings *	473	877,410
BorgWarner	2,190	91,476
Capri Holdings *	1,716	75,641
CarMax *	1,952	151,983
Carnival	4,391	240,890
Chipotle Mexican Grill, Cl A *	256	176,138
Darden Restaurants	1,332	156,643
Delphi Automotive *	2,877	246,559
Dollar General	2,799	352,926
Dollar Tree *	2,577	286,769
DR Horton	3,668	162,528
eBay	9,047	350,571
Expedia Group	1,221	158,535
Foot Locker	1,342	76,776

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ford Motor	42,356	$442,620
Gap	2,360	61,549
Garmin	1,255	107,604
General Motors	13,825	538,484
Genuine Parts	1,596	163,654
H&R Block	2,271	61,794
Hanesbrands	4,014	72,533
Harley-Davidson	1,845	68,689
Hasbro	1,255	127,834
Hilton Worldwide Holdings	3,129	272,192
Home Depot	11,960	2,436,251
Kohl’s	1,848	131,393
L Brands	2,572	65,946
Leggett & Platt	1,436	56,521
Lennar, Cl A	3,036	157,963
LKQ *	3,358	101,076
Lowe’s	8,461	957,277
Macy’s	3,340	78,624
Marriott International, Cl A	2,968	404,895
Mattel *	3,705	45,164
McDonald’s	8,100	1,600,316
Mohawk Industries *	722	98,373
NIKE, Cl B	13,310	1,169,018
Nordstrom	1,241	50,906
Norwegian Cruise Line Holdings *	2,302	129,810
O’Reilly Automotive *	825	312,320
PulteGroup	3,054	96,079
PVH	900	116,091
Ralph Lauren, Cl A	600	78,948
Ross Stores	3,901	380,972
Royal Caribbean Cruises	1,873	226,521
Starbucks	13,144	1,021,026
Tapestry	3,063	98,843

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Target	5,614	$434,635
Tiffany	1,183	127,551
TJX	13,069	717,227
Tractor Supply	1,350	139,725
Ulta Beauty *	602	210,086
Under Armour, Cl A *	2,024	46,734
Under Armour, Cl C *	2,026	41,979
VF	3,532	333,456
Whirlpool	657	91,205
Wynn Resorts	1,108	160,051
Yum! Brands	3,355	350,228
		26,809,752
Consumer Staples — 7.1%
Altria Group	42,286	2,297,398
Brown-Forman, Cl B	3,703	197,333
Campbell Soup	4,276	165,438
Clorox	2,877	459,543
Coca-Cola	86,847	4,260,713
Conagra Brands	10,859	334,240
Constellation Brands, Cl A	3,744	792,492
Coty, Cl A	9,946	107,616
Estee Lauder, Cl A	4,915	844,446
General Mills	13,421	690,779
Hormel Foods	6,097	243,514
JM Smucker	2,545	312,093
Kellogg	5,625	339,188
Kimberly-Clark	7,754	995,459
Kraft Heinz	13,963	464,130
Kroger	17,911	461,746
Lamb Weston Holdings	3,270	229,064
McCormick	2,748	423,110
Molson Coors Brewing, Cl B	4,199	269,534
Mondelez International, Cl A	32,560	1,655,676

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *	8,791	$523,944
Sysco	10,632	748,174
Tyson Foods, Cl A	6,632	497,466
Walgreens Boots Alliance	18,071	968,063
		18,281,159
Energy — 5.3%
Anadarko Petroleum	5,505	401,039
Apache	4,105	135,096
Baker Hughes a GE, Cl A	5,304	127,402
Cabot Oil & Gas	4,879	126,317
Chevron	19,943	2,394,357
Cimarex Energy	1,034	70,994
Concho Resources	2,118	244,375
ConocoPhillips	11,877	749,676
Devon Energy	4,517	145,176
Diamondback Energy	1,596	169,798
EOG Resources	6,068	582,831
Exxon Mobil	44,484	3,571,177
Halliburton	9,405	266,444
Helmerich & Payne	1,198	70,107
Hess	2,808	180,049
HollyFrontier	1,763	84,148
Kinder Morgan	20,663	410,574
Marathon Oil	9,081	154,740
Marathon Petroleum	7,036	428,281
National Oilwell Varco	4,109	107,409
Noble Energy	5,419	146,638
Occidental Petroleum	7,835	461,325
ONEOK	4,284	291,012
Phillips 66	4,383	413,185
Pioneer Natural Resources	1,846	307,285
Schlumberger	14,503	618,988
TechnipFMC	4,832	118,819

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Valero Energy	4,360	$395,278
Williams	13,011	368,602
		13,541,122
Financials — 13.3%
Affiliated Managers Group	600	66,552
Aflac	7,831	394,526
Allstate	3,458	342,549
American Express	7,244	849,214
American International Group	9,078	431,840
Ameriprise Financial	1,512	221,916
Aon	2,509	451,971
Arthur J Gallagher	1,914	160,049
Assurant	605	57,475
Bank of America	94,287	2,883,297
Bank of New York Mellon	9,184	456,077
BB&T	8,246	422,195
Berkshire Hathaway, Cl B *	20,418	4,424,784
BlackRock, Cl A	1,273	617,711
Capital One Financial	4,954	459,880
Cboe Global Markets	1,213	123,253
Charles Schwab	12,405	567,901
Chubb	4,800	696,960
Cincinnati Financial	1,619	155,715
Citigroup	24,866	1,758,026
Citizens Financial Group	5,026	181,941
CME Group, Cl A	3,741	669,265
Comerica	1,642	129,045
Discover Financial Services	3,414	278,207
E*TRADE Financial	2,535	128,423
Everest Re Group	439	103,385
Fifth Third Bancorp	7,216	207,965
First Republic Bank	1,706	180,188
Franklin Resources	3,271	113,144

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Goldman Sachs Group	3,584	$738,017
Hartford Financial Services Group	3,723	194,750
Huntington Bancshares	11,587	161,291
Intercontinental Exchange	5,940	483,219
Invesco	4,405	96,778
Jefferies Financial Group	3,306	68,004
JPMorgan Chase	34,377	3,989,452
KeyCorp	10,786	189,294
Lincoln National	2,248	149,987
Loews	2,942	150,895
M&T Bank	1,439	244,731
Marsh & McLennan	5,278	497,663
MetLife	9,998	461,208
Moody’s	1,800	353,916
Morgan Stanley	13,586	655,525
MSCI, Cl A	885	199,461
Nasdaq	1,212	111,746
Northern Trust	2,316	228,242
People’s United Financial	3,736	64,595
PNC Financial Services Group	4,743	649,459
Principal Financial Group	2,855	163,192
Progressive	6,275	490,391
Prudential Financial	4,270	451,382
Raymond James Financial	1,354	123,986
Regions Financial	10,533	163,577
S&P Global	2,597	573,054
State Street	3,943	266,783
SunTrust Banks	4,621	302,583
SVB Financial Group *	574	144,487
Synchrony Financial	6,784	235,201
T Rowe Price Group	2,454	263,805
Torchmark	1,157	101,423
Travelers	2,837	407,819

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Unum Group	2,408	$88,903
US Bancorp	15,760	840,323
Wells Fargo	42,966	2,079,985
Willis Towers Watson	1,385	255,311
Zions Bancorp	2,112	104,185
		34,278,077
Health Care — 13.4%
AbbVie	33,435	2,654,405
ABIOMED *	1,006	279,074
Alexion Pharmaceuticals *	5,053	687,865
Align Technology *	1,637	531,501
AmerisourceBergen, Cl A	3,549	265,323
Anthem	5,825	1,532,150
Baxter International	10,785	822,896
Biogen Idec *	4,454	1,021,035
Boston Scientific *	31,383	1,164,937
Cardinal Health	6,709	326,795
Celgene *	15,908	1,505,851
Centene *	9,350	482,086
Cerner *	7,317	486,215
Cigna	8,662	1,375,872
CVS Health	29,384	1,597,902
DaVita *	2,773	153,181
DENTSPLY SIRONA	4,980	254,627
Edwards Lifesciences *	4,753	836,861
Eli Lilly	19,627	2,297,144
Gilead Sciences	28,903	1,879,851
Henry Schein *	3,405	218,124
Hologic *	5,988	277,723
Humana	3,070	784,109
IDEXX Laboratories *	1,965	455,880
Incyte *	3,924	301,363
Intuitive Surgical *	2,611	1,333,255

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IQVIA Holdings *	3,617	$502,402
Laboratory Corp of America Holdings *	2,308	369,095
McKesson	4,327	515,995
Medtronic	30,402	2,700,002
Mettler-Toledo International *	559	416,600
Nektar Therapeutics, Cl A *	3,736	119,627
Quest Diagnostics	2,993	288,465
Regeneron Pharmaceuticals *	1,790	614,221
ResMed	3,146	328,788
Stryker	7,004	1,323,126
Teleflex	1,033	295,624
Varian Medical Systems *	2,030	276,425
Vertex Pharmaceuticals *	5,790	978,394
Waters *	1,609	343,586
WellCare Health Plans *	1,166	301,236
Zimmer Biomet Holdings	4,618	568,753
Zoetis, Cl A	10,888	1,108,834
		34,577,198
Industrials — 9.5%
3M	9,592	1,817,780
Alaska Air Group	2,024	125,286
Allegion	1,570	155,791
American Airlines Group	6,206	212,121
AMETEK	3,742	329,932
AO Smith	2,290	120,385
Arconic	6,874	147,654
Caterpillar	9,581	1,335,783
CH Robinson Worldwide	2,058	166,698
Cintas	1,392	302,259
Copart *	3,245	218,453
CSX	13,018	1,036,623
Cummins	2,451	407,577
Deere	5,296	877,176

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Delta Air Lines	10,414	$607,032
Dover	2,187	214,413
Eaton	6,767	560,443
Emerson Electric	10,218	725,376
Equifax	1,964	247,366
Expeditors International of Washington	2,602	206,651
Fastenal	4,355	307,245
FedEx	3,992	756,324
Flowserve	2,142	105,022
Fortive	4,979	429,887
Fortune Brands Home & Security	2,434	128,467
IHS Markit *	5,739	328,615
Illinois Tool Works	5,016	780,640
Ingersoll-Rand	4,091	501,598
JB Hunt Transport Services	1,426	134,728
Johnson Controls International	15,156	568,350
Kansas City Southern	1,609	198,132
Masco	4,838	188,972
Nielsen Holdings	5,572	142,253
Norfolk Southern	4,446	907,073
PACCAR	5,566	398,915
Parker-Hannifin	2,121	384,071
Pentair	2,669	104,064
Quanta Services	2,466	100,120
Republic Services, Cl A	3,315	274,548
Robert Half International	2,078	129,023
Rockwell Automation	1,856	335,398
Rollins	2,278	88,090
Roper Technologies	1,720	618,684
Snap-On	917	154,313
Southwest Airlines	7,927	429,881
Stanley Black & Decker	2,567	376,322
TransDigm Group *	767	370,092
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Union Pacific	12,041	$2,131,740
United Continental Holdings *	3,583	318,385
United Parcel Service, Cl B	11,586	1,230,665
United Rentals *	1,315	185,310
Verisk Analytics, Cl A	2,568	362,448
Waste Management	6,480	695,564
WW Grainger	698	196,836
Xylem	2,938	245,029
		24,421,603
Information Technology — 21.7%
Accenture, Cl A	6,720	1,227,542
Adobe *	5,143	1,487,613
Advanced Micro Devices *	9,200	254,196
Akamai Technologies *	1,813	145,149
Alliance Data Systems	489	78,289
Amphenol, Cl A	3,123	310,926
Analog Devices	3,967	461,124
ANSYS *	899	176,024
Apple	47,320	9,495,704
Applied Materials	9,968	439,290
Arista Networks *	580	181,128
Autodesk *	2,379	423,962
Automatic Data Processing	4,585	753,728
Broadcom	4,175	1,329,320
Broadridge Financial Solutions	1,293	152,742
Cadence Design Systems *	2,997	207,932
Cisco Systems	46,470	2,599,996
Citrix Systems	1,364	137,709
Cognizant Technology Solutions, Cl A	6,043	440,897
DXC Technology	2,797	183,875
F5 Networks *	672	105,437
Fidelity National Information Services	3,390	393,003
Fiserv *	4,109	358,469

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
FleetCor Technologies *	894	$233,289
FLIR Systems	1,500	79,410
Fortinet *	1,608	150,219
Gartner *	1,003	159,447
Global Payments	1,721	251,386
Hewlett Packard Enterprise	14,393	227,553
HP	16,073	320,656
Intel	47,474	2,423,072
International Business Machines	9,387	1,316,714
Intuit	2,727	684,641
IPG Photonics *	420	73,387
Jack Henry & Associates	865	128,937
Juniper Networks	3,921	108,886
Keysight Technologies *	2,070	180,152
KLA-Tencor	1,723	219,648
Lam Research	1,596	331,058
Mastercard, Cl A	9,530	2,422,908
Maxim Integrated Products	2,840	170,400
Microchip Technology	2,561	255,818
Micron Technology *	11,782	495,551
Microsoft	81,053	10,585,523
Motorola Solutions	1,782	258,230
NetApp	2,570	187,225
NVIDIA	6,390	1,156,590
Oracle	26,880	1,487,270
Paychex	3,487	293,989
PayPal Holdings *	12,374	1,395,417
Qorvo *	1,350	102,074
QUALCOMM	12,745	1,097,727
Red Hat *	1,853	338,228
salesforce.com *	8,071	1,334,540
Seagate Technology	2,656	128,338
Skyworks Solutions	1,950	171,951

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Symantec	6,764	$163,756
Synopsys *	1,633	197,724
TE Connectivity	3,550	339,557
Texas Instruments	9,891	1,165,457
Total System Services	1,800	184,032
VeriSign *	1,101	217,392
Visa, Cl A	18,480	3,038,667
Western Digital	3,197	163,431
Western Union	5,054	98,250
Xerox	2,281	76,094
Xilinx	2,763	331,947
		56,090,596
Materials — 2.3%
Air Products & Chemicals	2,293	471,876
Albemarle	1,198	89,922
Avery Dennison	903	99,917
Ball	3,571	214,045
Celanese, Cl A	1,317	142,091
CF Industries Holdings	2,500	111,950
Dow	7,879	446,976
DowDuPont	23,644	909,112
Eastman Chemical	1,509	119,030
Ecolab	2,650	487,812
FMC	1,448	114,479
Freeport-McMoRan Copper & Gold	16,156	198,880
International Flavors & Fragrances	1,095	150,880
International Paper	4,271	199,926
LyondellBasell Industries, Cl A	3,165	279,248
Martin Marietta Materials	703	155,996
Mosaic	3,812	99,531
Newmont Goldcorp	8,752	271,837
Nucor	3,296	188,103
Packaging Corp of America	1,003	99,457

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	2,452	$288,110
Sealed Air	1,575	73,427
Sherwin-Williams	851	387,060
Vulcan Materials	1,397	176,175
Westrock	2,755	105,737
		5,881,577
Real Estate — 3.0%
Alexandria Real Estate Equities ‡	1,220	173,716
American Tower, Cl A ‡	4,618	901,896
Apartment Investment & Management, Cl A ‡	1,554	76,705
AvalonBay Communities ‡	1,494	300,189
Boston Properties ‡	1,650	227,073
CBRE Group, Cl A *	3,271	170,321
Crown Castle International ‡	4,428	556,954
Digital Realty Trust ‡	2,197	258,609
Duke Realty ‡	3,737	116,295
Equinix ‡	895	406,957
Equity Residential ‡	3,954	302,165
Essex Property Trust ‡	731	206,508
Extra Space Storage ‡	1,350	139,982
Federal Realty Investment Trust ‡	750	100,388
HCP ‡	5,071	151,014
Host Hotels & Resorts ‡	7,964	153,227
Iron Mountain ‡	2,840	92,243
Kimco Realty ‡	4,547	79,072
Macerich ‡	1,248	50,095
Mid-America Apartment Communities ‡	1,167	127,681
ProLogis ‡	6,584	504,795
Public Storage ‡	1,617	357,648
Realty Income ‡	3,069	214,861
Regency Centers ‡	1,654	111,099
SBA Communications, Cl A ‡ *	1,225	249,569
Simon Property Group ‡	3,234	561,747

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SL Green Realty ‡	992	$87,633
UDR ‡	2,891	129,950
Ventas ‡	3,821	233,501
Vornado Realty Trust ‡	1,867	129,084
Welltower ‡	3,953	294,617
Weyerhaeuser ‡	8,078	216,490
		7,682,084
Utilities — 3.2%
AES	7,104	121,620
Alliant Energy	2,475	116,894
Ameren	2,624	190,948
American Electric Power	5,305	453,843
American Water Works	1,933	209,131
Atmos Energy	1,206	123,422
CenterPoint Energy	5,184	160,704
CMS Energy	3,056	169,761
Consolidated Edison	3,327	286,654
Dominion Energy	8,161	635,498
DTE Energy	1,948	244,883
Duke Energy	7,649	696,977
Edison International	3,522	224,598
Entergy	1,956	189,536
Evergy	2,633	152,240
Eversource Energy	3,386	242,641
Exelon	10,135	516,378
FirstEnergy	5,354	225,029
NextEra Energy	5,009	973,950
NiSource	3,687	102,425
NRG Energy	2,894	119,146
Pinnacle West Capital	1,200	114,324
PPL	7,514	234,512
Public Service Enterprise Group	5,471	326,345
Sempra Energy	2,858	365,681

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Southern	10,820	$575,840
WEC Energy Group	3,384	265,407
Xcel Energy	5,527	312,276
		8,350,663
TOTAL UNITED STATES		256,578,762
TOTAL COMMON STOCK
(Cost $226,200,449)		257,619,945
TOTAL INVESTMENTS — 99.9%
(Cost $226,200,449)		$257,619,945

Percentages are based on Net Assets of $257,961,658.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 102.2%
CHINA— 1.4%
Communication Services — 0.8%
Baidu ADR *	17,514	$2,911,352
NetEase ADR	4,572	1,300,871
		4,212,223
Consumer Discretionary — 0.6%
Ctrip.com International ADR *	30,407	1,339,428
JD.com ADR *	57,943	1,753,935
		3,093,363
TOTAL CHINA		7,305,586
NETHERLANDS— 0.4%
Information Technology — 0.4%
NXP Semiconductors	20,610	2,176,828
UNITED STATES— 100.4%
Communication Services — 21.7%
Activision Blizzard	47,894	2,308,970
Alphabet, Cl A *	17,446	20,917,056
Alphabet, Cl C *	19,955	23,716,118
Charter Communications, Cl A *	14,190	5,267,186

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A	284,806	$12,397,605
Electronic Arts *	18,776	1,777,148
Facebook, Cl A *	136,539	26,406,642
Fox *	21,278	829,629
Fox *	16,324	628,474
Liberty Global *	33,702	881,307
Liberty Global, Cl A *	13,552	366,040
Netflix *	27,531	10,201,337
Sirius XM Holdings	272,225	1,581,627
Take-Two Interactive Software *	7,043	681,974
T-Mobile US *	53,479	3,903,432
Walt Disney	357	48,898
		111,913,443
Consumer Discretionary — 16.5%
Amazon.com *	27,861	53,674,774
Booking Holdings *	2,840	5,268,172
Dollar Tree *	14,909	1,659,074
eBay	57,351	2,222,351
Expedia Group	8,656	1,123,895
Hasbro	7,845	799,092
Lululemon Athletica *	7,597	1,339,731
Marriott International, Cl A	21,435	2,924,163
MercadoLibre *	2,829	1,369,632
O’Reilly Automotive *	4,913	1,859,914
Ross Stores	23,251	2,270,693
Starbucks	78,321	6,083,975
Tesla *	10,849	2,589,548
Ulta Beauty *	3,711	1,295,065
Wynn Resorts	6,698	967,526
		85,447,605
Consumer Staples — 5.9%
Costco Wholesale	27,750	6,813,458

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kraft Heinz	76,537	$2,544,090
Mondelez International, Cl A	90,883	4,621,400
Monster Beverage *	34,022	2,027,711
PepsiCo	88,565	11,340,748
Walgreens Boots Alliance	59,290	3,176,165
		30,523,572
Financials — 0.3%
Willis Towers Watson	8,084	1,490,205
Health Care — 7.8%
Alexion Pharmaceuticals *	14,001	1,905,956
Align Technology *	5,002	1,624,049
Amgen	39,214	7,031,855
Biogen Idec *	12,360	2,833,406
BioMarin Pharmaceutical *	11,087	948,271
Celgene *	44,174	4,181,511
Cerner *	20,300	1,348,935
Gilead Sciences	80,305	5,223,037
Henry Schein *	9,409	602,741
IDEXX Laboratories *	5,369	1,245,608
Illumina *	9,230	2,879,760
Incyte *	13,316	1,022,669
Intuitive Surgical *	7,206	3,679,600
Mylan *	32,022	864,274
Regeneron Pharmaceuticals *	6,742	2,313,450
Vertex Pharmaceuticals *	16,053	2,712,636
		40,417,758
Industrials — 2.5%
American Airlines Group	28,753	982,778
Cintas	6,545	1,421,181
CSX	51,315	4,086,214
Fastenal	17,861	1,260,094
JB Hunt Transport Services	6,763	638,968

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
PACCAR	21,716	$1,556,386
United Continental Holdings *	16,703	1,484,228
Verisk Analytics, Cl A	10,237	1,444,850
		12,874,699
Information Technology — 45.3%
Adobe *	30,739	8,891,255
Advanced Micro Devices *	62,927	1,738,673
Analog Devices	23,131	2,688,747
Apple	267,406	53,660,362
Applied Materials	59,603	2,626,704
ASML Holding, Cl G	4,543	948,669
Autodesk *	13,743	2,449,140
Automatic Data Processing	27,408	4,505,601
Broadcom	24,968	7,949,812
Cadence Design Systems *	17,537	1,216,717
Check Point Software Technologies *	9,752	1,177,652
Cisco Systems	276,943	15,494,961
Citrix Systems	8,418	849,881
Cognizant Technology Solutions, Cl A	36,110	2,634,586
Fiserv *	24,551	2,141,829
Intel	282,908	14,439,625
Intuit	16,304	4,093,282
KLA-Tencor	9,732	1,240,635
Lam Research	9,568	1,984,690
Maxim Integrated Products	17,016	1,020,960
Microchip Technology	14,804	1,478,772
Micron Technology *	70,438	2,962,622
Microsoft	435,086	56,822,231
NetApp	15,862	1,155,547
NVIDIA	38,179	6,910,399
Paychex	22,511	1,897,902
PayPal Holdings *	73,940	8,338,214
QUALCOMM	76,221	6,564,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	11,130	$981,443
Symantec	39,757	962,517
Synopsys *	9,570	1,158,736
Texas Instruments	59,131	6,967,406
VeriSign *	7,496	1,480,085
Western Digital	18,084	924,454
Workday, Cl A *	9,457	1,944,643
Xilinx	15,877	1,907,463
		234,211,130
Utilities — 0.4%
Xcel Energy	32,230	1,820,995
TOTAL UNITED STATES		518,699,407
TOTAL COMMON STOCK
(Cost $442,288,350)		528,181,821
TOTAL INVESTMENTS — 102.2%
(Cost $442,288,350)		$528,181,821
WRITTEN OPTION— (2.2)%(1)
UNITED STATES— (2.2)%
(Premiums Received $8,252,863)	(678)	$(11,496,480)

Percentages are based on Net Assets of $516,852,328.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.2)%
Call Options
May 19 Calls on NDX*	(678)	$(527,582,717)	$7,781	05/18/19	$(11,496,480)

Total Written Option		$(527,582,717)			$(11,496,480)

*	Non-income producing security.
(1)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
Cl — Class
NDX — NASDAQ 100® Index

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$528,181,821	$—	$—	$528,181,821
Total Investments in Securities	$528,181,821	$—	$—	$528,181,821

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(11,496,480)	$—	$—	$(11,496,480)
Total Other Financial Instruments	$(11,496,480)	$—	$—	$(11,496,480)

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.
	Shares	Value
COMMON STOCK — 100.7%
UNITED KINGDOM— 0.4%
Materials — 0.4%
Linde	2,268	$408,829
UNITED STATES— 100.3%
Communication Services — 10.4%
Activision Blizzard	3,233	155,863
Alphabet, Cl A *	1,227	1,471,124
Alphabet, Cl C *	1,260	1,497,485
AT&T	29,822	923,289
CBS, Cl B	1,350	69,215
CenturyLink	4,115	46,993
Charter Communications, Cl A *	703	260,947
Comcast, Cl A	18,474	804,172
Discovery, Cl A *	658	20,332
Discovery, Cl C *	1,354	38,941

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
DISH Network, Cl A *	971	$34,102
Electronic Arts *	1,220	115,473
Facebook, Cl A *	9,783	1,892,032
Fox *	658	25,333
Fox *	1,472	57,393
Interpublic Group	1,663	38,249
Netflix *	1,784	661,043
News	1,628	20,220
News	528	6,595
Omnicom Group	881	70,506
Take-Two Interactive Software *	499	48,318
TripAdvisor *	452	24,060
Twitter *	2,933	117,056
Verizon Communications	16,917	967,484
Viacom, Cl B	1,502	43,423
Walt Disney	7,148	979,062
		10,388,710
Consumer Discretionary — 10.4%
Advance Auto Parts	279	46,403
Amazon.com *	1,694	3,263,524
AutoZone *	105	107,973
Best Buy	936	69,648
Booking Holdings *	183	339,463
BorgWarner	861	35,964
Capri Holdings *	644	28,388
CarMax *	650	50,609
Carnival	1,601	87,831
Chipotle Mexican Grill, Cl A *	97	66,740
Darden Restaurants	534	62,798
Delphi Automotive *	1,047	89,728
Dollar General	1,108	139,708

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Dollar Tree *	948	$105,493
DR Horton	1,452	64,337
eBay	3,428	132,835
Expedia Group	465	60,376
Foot Locker	520	29,749
Ford Motor	15,750	164,588
Gap	932	24,307
Garmin	491	42,098
General Motors	5,359	208,733
Genuine Parts	625	64,088
H&R Block	888	24,162
Hanesbrands	1,547	27,954
Harley-Davidson	718	26,731
Hasbro	466	47,466
Hilton Worldwide Holdings	1,188	103,344
Home Depot	4,624	941,908
Kohl’s	727	51,690
L Brands	1,043	26,743
Leggett & Platt	561	22,081
Lennar, Cl A	1,100	57,233
LKQ *	1,321	39,762
Lowe’s	3,283	371,438
Macy’s	1,300	30,602
Marriott International, Cl A	1,172	159,884
Mattel *	1,461	17,810
McDonald’s	3,165	625,310
MGM Resorts International	1,948	51,875
Mohawk Industries *	278	37,878
Newell Brands	1,642	23,612
NIKE, Cl B	5,131	450,655
Nordstrom	490	20,100
Norwegian Cruise Line Holdings *	957	53,965
O’Reilly Automotive *	330	124,928

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup	1,162	$36,557
PVH	329	42,438
Ralph Lauren, Cl A	244	32,106
Ross Stores	1,532	149,615
Royal Caribbean Cruises	730	88,286
Starbucks	5,101	396,246
Tapestry	1,219	39,337
Target	2,167	167,769
Tiffany	451	48,627
TJX	5,043	276,760
Tractor Supply	534	55,269
Ulta Beauty *	224	78,172
Under Armour, Cl A *	789	18,218
Under Armour, Cl C *	810	16,783
VF	1,304	123,111
Whirlpool	241	33,456
Wynn Resorts	427	61,680
Yum! Brands	1,287	134,350
		10,421,292
Consumer Staples — 7.3%
Altria Group	7,728	419,862
Archer-Daniels-Midland	2,389	106,549
Brown-Forman, Cl B	723	38,529
Campbell Soup	824	31,881
Church & Dwight	1,059	79,372
Clorox	515	82,261
Coca-Cola	15,829	776,571
Colgate-Palmolive	3,586	261,025
Conagra Brands	2,111	64,977
Constellation Brands, Cl A	679	143,724
Costco Wholesale	1,803	442,691
Coty, Cl A	1,997	21,608
Estee Lauder, Cl A	890	152,910

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
General Mills	2,484	$127,851
Hershey	608	75,909
Hormel Foods	1,146	45,771
JM Smucker	484	59,353
Kellogg	1,063	64,099
Kimberly-Clark	1,424	182,813
Kraft Heinz	2,543	84,529
Kroger	3,270	84,301
Lamb Weston Holdings	648	45,392
McCormick	504	77,601
Molson Coors Brewing, Cl B	788	50,582
Mondelez International, Cl A	5,930	301,541
Monster Beverage *	1,613	96,135
PepsiCo	5,798	742,434
Philip Morris International	6,412	555,023
Procter & Gamble	10,246	1,090,994
Sysco	1,933	136,025
Tyson Foods, Cl A	1,236	92,712
Walgreens Boots Alliance	3,364	180,209
Walmart	5,843	600,894
		7,316,128
Energy — 5.2%
Anadarko Petroleum	2,071	150,872
Apache	1,620	53,314
Baker Hughes a GE, Cl A	2,234	53,661
Cabot Oil & Gas	1,649	42,693
Chevron	7,778	933,827
Cimarex Energy	407	27,945
Concho Resources	813	93,804
ConocoPhillips	4,605	290,668
Devon Energy	1,841	59,170
Diamondback Energy	627	66,707
EOG Resources	2,425	232,921

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Exxon Mobil	17,368	$1,394,304
Halliburton	3,713	105,189
Helmerich & Payne	462	27,036
Hess	983	63,030
HollyFrontier	614	29,306
Kinder Morgan	7,701	153,019
Marathon Oil	3,611	61,531
Marathon Petroleum	2,705	164,653
National Oilwell Varco	1,622	42,399
Noble Energy	2,064	55,852
Occidental Petroleum	3,117	183,529
ONEOK	1,674	113,715
Phillips 66	1,745	164,501
Pioneer Natural Resources	679	113,026
Schlumberger	5,735	244,770
TechnipFMC	1,858	45,688
Valero Energy	1,758	159,380
Williams	4,956	140,403
		5,266,913
Financials — 13.4%
Affiliated Managers Group	243	26,954
Aflac	3,160	159,201
Allstate	1,407	139,377
American Express	2,861	335,395
American International Group	3,636	172,965
Ameriprise Financial	562	82,485
Aon	1,000	180,140
Arthur J Gallagher	771	64,471
Assurant	227	21,565
Bank of America	36,792	1,125,099
Bank of New York Mellon	3,532	175,399
BB&T	3,202	163,942
Berkshire Hathaway, Cl B *	7,975	1,728,262

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BlackRock, Cl A	500	$242,620
Capital One Financial	1,948	180,833
Cboe Global Markets	486	49,382
Charles Schwab	4,791	219,332
Chubb	1,907	276,896
Cincinnati Financial	646	62,132
Citigroup	9,611	679,498
Citizens Financial Group	1,872	67,766
CME Group, Cl A	1,457	260,657
Comerica	639	50,219
Discover Financial Services	1,372	111,804
E*TRADE Financial	1,003	50,812
Everest Re Group	171	40,271
Fifth Third Bancorp	3,280	94,530
First Republic Bank	695	73,406
Franklin Resources	1,146	39,640
Goldman Sachs Group	1,411	290,552
Hartford Financial Services Group	1,546	80,871
Huntington Bancshares	4,613	64,213
Intercontinental Exchange	2,346	190,847
Invesco	1,734	38,096
Jefferies Financial Group	937	19,274
JPMorgan Chase	13,424	1,557,855
KeyCorp	4,149	72,815
Lincoln National	782	52,175
Loews	1,177	60,368
M&T Bank	573	97,450
Marsh & McLennan	2,076	195,746
MetLife	3,851	177,647
Moody’s	663	130,359
Morgan Stanley	5,258	253,699
MSCI, Cl A	329	74,150
Nasdaq	495	45,639

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Northern Trust	916	$90,272
People’s United Financial	1,499	25,918
PNC Financial Services Group	1,836	251,403
Principal Financial Group	1,138	65,048
Progressive	2,373	185,450
Prudential Financial	1,698	179,496
Raymond James Financial	546	49,997
Regions Financial	4,168	64,729
S&P Global	1,035	228,383
State Street	1,595	107,918
SunTrust Banks	1,847	120,942
SVB Financial Group *	217	54,623
Synchrony Financial	2,679	92,881
T Rowe Price Group	935	100,513
Torchmark	454	39,798
Travelers	1,086	156,113
Unum Group	963	35,554
US Bancorp	6,205	330,851
Wells Fargo	16,748	810,771
Willis Towers Watson	519	95,672
Zions Bancorp	724	35,715
		13,398,856
Health Care — 13.7%
Abbott Laboratories	7,244	576,334
AbbVie	6,014	477,450
ABIOMED *	178	49,379
Agilent Technologies	1,278	100,323
Alexion Pharmaceuticals *	947	128,915
Align Technology *	304	98,703
Allergan	1,258	184,926
AmerisourceBergen, Cl A	686	51,285
Amgen	2,537	454,935
Anthem	1,062	279,338

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Baxter International	1,908	$145,580
Becton Dickinson	1,094	263,370
Biogen Idec *	820	187,977
Boston Scientific *	5,783	214,665
Bristol-Myers Squibb	6,707	311,406
Cardinal Health	1,186	57,770
Celgene *	2,848	269,592
Centene *	1,671	86,157
Cerner *	1,353	89,907
Cigna	1,554	246,837
Cooper	208	60,303
CVS Health	5,317	289,138
Danaher	2,552	337,987
DaVita *	475	26,239
DENTSPLY SIRONA	970	49,596
Edwards Lifesciences *	848	149,307
Eli Lilly	3,517	411,630
Gilead Sciences	5,183	337,102
HCA Healthcare	1,115	141,861
Henry Schein *	678	43,433
Hologic *	1,182	54,821
Humana	572	146,095
IDEXX Laboratories *	372	86,304
Illumina *	614	191,568
Incyte *	736	56,525
Intuitive Surgical *	467	238,464
IQVIA Holdings *	633	87,924
Johnson & Johnson	10,918	1,541,621
Laboratory Corp of America Holdings *	393	62,849
McKesson	802	95,639
Medtronic	5,536	491,652
Merck	10,559	831,099
Mettler-Toledo International *	104	77,507

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mylan *	2,020	$54,520
Nektar Therapeutics, Cl A *	698	22,350
PerkinElmer	480	46,003
Perrigo	559	26,787
Pfizer	22,724	922,821
Quest Diagnostics	581	55,997
Regeneron Pharmaceuticals *	327	112,207
ResMed	606	63,333
Stryker	1,250	236,138
Teleflex	202	57,808
Thermo Fisher Scientific	1,659	460,289
UnitedHealth Group	3,926	915,032
Universal Health Services, Cl B	374	47,449
Varian Medical Systems *	400	54,468
Vertex Pharmaceuticals *	1,067	180,302
Waters *	305	65,130
WellCare Health Plans *	213	55,029
Zimmer Biomet Holdings	865	106,533
Zoetis, Cl A	1,976	201,236
		13,766,945
Industrials — 9.6%
3M	2,349	445,159
Alaska Air Group	526	32,559
Allegion	406	40,287
American Airlines Group	1,621	55,406
AMETEK	982	86,583
AO Smith	618	32,488
Arconic	1,802	38,707
Boeing	2,149	811,657
Caterpillar	2,338	325,963
CH Robinson Worldwide	605	49,005
Cintas	365	79,256
Copart *	868	58,434

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSX	3,137	$249,799
Cummins	598	99,441
Deere	1,328	219,957
Delta Air Lines	2,579	150,329
Dover	570	55,883
Eaton	1,772	146,757
Emerson Electric	2,574	182,729
Equifax	522	65,746
Expeditors International of Washington	665	52,814
Fastenal	1,223	86,283
FedEx	997	188,892
Flowserve	564	27,653
Fluor	604	23,997
Fortive	1,190	102,745
Fortune Brands Home & Security	640	33,779
General Dynamics	1,135	202,847
General Electric	35,763	363,710
Harris	472	79,532
Honeywell International	2,973	516,202
Huntington Ingalls Industries	162	36,058
IHS Markit *	1,542	88,295
Illinois Tool Works	1,257	195,627
Ingersoll-Rand	997	122,242
Jacobs Engineering Group	522	40,684
JB Hunt Transport Services	365	34,485
Johnson Controls International	3,736	140,101
Kansas City Southern	444	54,674
L3 Technologies	331	72,350
Lockheed Martin	998	332,663
Masco	1,115	43,552
Nielsen Holdings	1,445	36,891
Norfolk Southern	1,080	220,342
Northrop Grumman	706	204,676

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
PACCAR	1,392	$99,765
Parker-Hannifin	525	95,067
Pentair	696	27,137
Quanta Services	641	26,025
Raytheon	1,175	208,668
Republic Services, Cl A	871	72,136
Robert Half International	530	32,908
Rockwell Automation	485	87,644
Rollins	555	21,462
Roper Technologies	417	149,995
Snap-On	245	41,229
Southwest Airlines	2,081	112,853
Stanley Black & Decker	647	94,850
Textron	953	50,509
TransDigm Group *	206	99,399
Union Pacific	2,948	521,914
United Continental Holdings *	932	82,818
United Parcel Service, Cl B	2,840	301,665
United Rentals *	309	43,544
United Technologies	3,341	476,460
Verisk Analytics, Cl A	657	92,728
Wabtec	551	40,813
Waste Management	1,630	174,964
WW Grainger	185	52,170
Xylem	771	64,301
		9,598,263
Information Technology — 21.8%
Accenture, Cl A	2,624	479,326
Adobe *	2,013	582,259
Advanced Micro Devices *	3,503	96,788
Akamai Technologies *	622	49,797
Alliance Data Systems	206	32,981
Amphenol, Cl A	1,212	120,667

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices	1,502	$174,592
ANSYS *	326	63,831
Apple	18,393	3,690,924
Applied Materials	3,815	168,127
Arista Networks *	225	70,265
Autodesk *	887	158,072
Automatic Data Processing	1,812	297,875
Broadcom	1,616	514,534
Broadridge Financial Solutions	449	53,040
Cadence Design Systems *	1,190	82,562
Cisco Systems	18,026	1,008,554
Citrix Systems	512	51,692
Cognizant Technology Solutions, Cl A	2,379	173,572
Corning	3,285	104,627
DXC Technology	1,044	68,633
F5 Networks *	234	36,715
Fidelity National Information Services	1,358	157,433
Fiserv *	1,646	143,597
FleetCor Technologies *	359	93,681
FLIR Systems	583	30,864
Fortinet *	638	59,602
Gartner *	384	61,044
Global Payments	654	95,530
Hewlett Packard Enterprise	5,799	91,682
HP	6,116	122,014
Intel	18,419	940,107
International Business Machines	3,630	509,180
Intuit	1,056	265,119
IPG Photonics *	162	28,306
Jack Henry & Associates	301	44,867
Juniper Networks	1,336	37,101
Keysight Technologies *	740	64,402
KLA-Tencor	668	85,157

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Lam Research	629	$130,473
Mastercard, Cl A	3,695	939,417
Maxim Integrated Products	1,059	63,540
Microchip Technology	990	98,891
Micron Technology *	4,569	192,172
Microsoft	31,503	4,114,291
Motorola Solutions	694	100,568
NetApp	1,004	73,141
NVIDIA	2,508	453,948
Oracle	10,511	581,574
Paychex	1,273	107,327
PayPal Holdings *	4,855	547,498
Qorvo *	538	40,678
QUALCOMM	4,940	425,482
Red Hat *	724	132,152
salesforce.com *	3,154	521,514
Seagate Technology	1,010	48,803
Skyworks Solutions	673	59,345
Symantec	2,649	64,132
Synopsys *	647	78,339
TE Connectivity	1,399	133,815
Texas Instruments	3,824	450,582
Total System Services	631	64,513
VeriSign *	421	83,126
Visa, Cl A	7,170	1,178,964
Western Digital	1,251	63,951
Western Union	1,957	38,044
Xerox	899	29,991
Xilinx	1,061	127,469
		21,852,859
Materials — 2.3%
Air Products & Chemicals	887	182,536
Albemarle	477	35,804

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Avery Dennison	375	$41,494
Ball	1,345	80,619
Celanese, Cl A	491	52,974
CF Industries Holdings	987	44,198
Dow	3,150	178,700
DowDuPont	9,169	352,547
Eastman Chemical	611	48,196
Ecolab	1,047	192,731
FMC	572	45,222
Freeport-McMoRan Copper & Gold	5,728	70,512
International Flavors & Fragrances	439	60,490
International Paper	1,601	74,943
LyondellBasell Industries, Cl A	1,282	113,111
Martin Marietta Materials	263	58,360
Mosaic	1,499	39,139
Newmont Goldcorp	3,219	99,982
Nucor	1,241	70,824
Packaging Corp of America	412	40,854
PPG Industries	987	115,973
Sealed Air	570	26,573
Sherwin-Williams	335	152,368
Vulcan Materials	563	71,000
Westrock	1,092	41,911
		2,291,061
Real Estate — 3.0%
Alexandria Real Estate Equities ‡	469	66,781
American Tower, Cl A ‡	1,799	351,344
Apartment Investment & Management, Cl A ‡	662	32,676
AvalonBay Communities ‡	586	117,745
Boston Properties ‡	659	90,692
CBRE Group, Cl A *	1,319	68,680
Crown Castle International ‡	1,713	215,461
Digital Realty Trust ‡	871	102,525

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Duke Realty ‡	1,515	$47,147
Equinix ‡	328	149,142
Equity Residential ‡	1,474	112,643
Essex Property Trust ‡	263	74,298
Extra Space Storage ‡	538	55,785
Federal Realty Investment Trust ‡	307	41,092
HCP ‡	2,002	59,620
Host Hotels & Resorts ‡	3,154	60,683
Iron Mountain ‡	1,156	37,547
Kimco Realty ‡	1,808	31,441
Macerich ‡	460	18,464
Mid-America Apartment Communities ‡	484	52,954
ProLogis ‡	2,592	198,729
Public Storage ‡	612	135,362
Realty Income ‡	1,178	82,472
Regency Centers ‡	660	44,332
SBA Communications, Cl A ‡ *	460	93,716
Simon Property Group ‡	1,279	222,162
SL Green Realty ‡	323	28,534
UDR ‡	1,148	51,603
Ventas ‡	1,514	92,521
Vornado Realty Trust ‡	735	50,818
Welltower ‡	1,578	117,608
Weyerhaeuser ‡	3,200	85,760
		2,990,337
Utilities — 3.2%
AES	2,823	48,329
Alliant Energy	987	46,616
Ameren	1,033	75,171
American Electric Power	2,005	171,528
American Water Works	770	83,306
Atmos Energy	477	48,816
CenterPoint Energy	2,180	67,580

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares/ Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
CMS Energy	1,213	$67,382
Consolidated Edison	1,266	109,079
Dominion Energy	3,234	251,832
DTE Energy	775	97,425
Duke Energy	2,945	268,348
Edison International	1,385	88,321
Entergy	775	75,098
Evergy	1,108	64,065
Eversource Energy	1,346	96,454
Exelon	3,988	203,189
FirstEnergy	1,932	81,202
NextEra Energy	1,965	382,075
NiSource	1,422	39,503
NRG Energy	1,062	43,723
Pinnacle West Capital	483	46,015
PPL	2,879	89,854
Public Service Enterprise Group	2,026	120,851
Sempra Energy	1,121	143,432
Southern	4,297	228,686
WEC Energy Group	1,342	105,253
Xcel Energy	2,166	122,379
		3,265,512
TOTAL UNITED STATES		100,556,876
TOTAL COMMON STOCK
(Cost $86,119,986)		100,965,705
TOTAL INVESTMENTS — 100.7%
(Cost $86,119,986)		$100,965,705
WRITTEN OPTION— (0.6)%(1)
UNITED STATES— (0.6)%
(Premiums Received $253,879)	(341)	$(639,375)

Percentages are based on Net Assets of $100,248,202.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X S&P 500® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.6)%
Call Options
May 19 Calls on SPX*	(341)	$(100,452,803)	$2,946	05/18/19	$(639,375)

Total Written Option		$(100,452,803)			$(639,375)

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.

Cl — Class
SPX — Standard & Poor’s 500® Index

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$100,965,705	$—	$—	$100,965,705
Total Investments in Securities	$100,965,705	$—	$—	$100,965,705

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(639,375)	$—	$—	$(639,375)
Total Other Financial Instruments	$(639,375)	$—	$—	$(639,375)

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Russell 2000 Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares/ Number of Contracts	Value

EXCHANGE TRADED FUND — 102.7%
Vanguard Russell 2000 ETF
(Cost $3,838,988)	30,466	$3,876,494
TOTAL INVESTMENTS — 102.7%
(Cost $3,838,988)		$3,876,494
WRITTEN OPTION— (2.7)%(1)
(Premiums Received $81,158)	(24)	$(100,440)

Percentages are based on Net Assets of $3,776,179.

A list of the exchange traded option contracts held by the Fund at April 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.7)%
Call Options
May 19 Calls on RUT*	(24)	$(3,818,906)	$1,591	$05/18/19	$(100,440)

Total Written Option		$(3,818,906)			$(100,440)

(1)	Refer to table below for details on Options Contracts.
*	Non-Income Producing Security

ETF — Exchange Traded Fund
RUT — Russell 2000 Index

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2019 (Unaudited)
Global X Russell 2000 Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,876,494	$—	$—	$3,876,494
Total Investments in Securities	$3,876,494	$—	$—	$3,876,494

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(100,440)	$—	$—	$(100,440)
Total Other Financial Instruments	$(100,440)	$—	$—	$(100,440)

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (unaudited)
April 30, 2019

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Assets:
Cost of Investments	$1,047,916,513		$468,360,392		$7,741,285	$19,216,139
Cost of Repurchase Agreement	32,716,014		14,950,763		—	—
Cost of Foreign Currency	141,364		—		1	24,986
Investments, at Value	$928,266,016	*	$457,805,273	*	$7,197,936	$19,300,281
Repurchase Agreement, at Value	32,716,014		14,950,763		—	—
Cash	2,201,204		1,487,342		3,166	58,532
Foreign Currency, at Value	143,153		—		3	25,229
Dividend and Interest Receivable	4,906,989		1,044,709		27,137	18,032
Receivable for Capital Shares Sold	3,562,550		—		803,730	—
Reclaim Receivable	358,504		8,115		5,377	—
Total Assets	972,154,430		475,296,202		8,037,349	19,402,074
Liabilities:
Obligation to Return Securities Lending Collateral	36,531,919		16,694,581		—	—
Payable for Investment Securities Purchased	4,194,548		—		800,858	—
Payable due to Investment Adviser	444,269		167,989		2,921	10,803
Unrealized Depreciation on Spot Contracts	2,051		—		—	—
Accrued Foreign Capital Gains	—		—		—	4,117
Total Liabilities	41,172,787		16,862,570		803,779	14,920
Net Assets	$930,981,643		$458,433,632		$7,233,570	$19,387,154
Net Assets Consist of:
Paid-in Capital	$1,239,484,482		$514,900,335		$7,935,506	$21,564,593
Total Distributable Loss	(308,502,839)		(56,466,703)		(701,936)	(2,177,439)
Net Assets	$930,981,643		$458,433,632		$7,233,570	$19,387,154
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	52,300,000		19,500,000		450,000	1,400,000
Net Asset Value, Offering and Redemption Price Per Share	$17.80		$23.51		$16.07	$13.85
*Includes Market Value of Securities on Loan	$34,470,416		$16,325,620		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (unaudited)
April 30, 2019

	Global X SuperDividend® REIT ETF		Global X SuperIncome™ Preferred ETF		Global X Social Media ETF	Global X E-commerce ETF
Assets:
Cost of Investments	$199,846,778		$188,366,170		$132,267,987	$1,506,829
Cost of Repurchase Agreement	5,217,489		1,668,280		—	—
Cost of Foreign Currency	102,759		—		—	358
Investments, at Value	$202,799,888	*	$188,106,891	*	$143,048,798	$1,868,114
Repurchase Agreement, at Value	5,217,489		1,668,280		—	—
Cash	721,663		541,044		130,651	131
Foreign Currency, at Value	102,776		—		—	358
Receivable for Investment Securities Sold	2,977,004		2,315,642		—	—
Dividend and Interest Receivable	517,045		294,870		47,395	2,005
Total Assets	212,335,865		192,926,727		143,226,844	1,870,608
Liabilities:
Obligation to Return Securities Lending Collateral	5,826,042		1,862,864		—	—
Payable for Investment Securities Purchased	3,013,328		—		—	—
Payable due to Investment Adviser	91,734		90,416		75,081	1,012
Unrealized Depreciation on Spot Contracts	2,997		—		—	—
Payable for Capital Shares Redeemed	—		2,314,830		—	—
Total Liabilities	8,934,101		4,268,110		75,081	1,012
Net Assets	$203,401,764		$188,658,617		$143,151,763	$1,869,596
Net Assets Consist of:
Paid-in Capital	$202,185,038		$246,811,075		$160,894,063	$1,500,033
Total Distributable Earnings (Loss)	1,216,726		(58,152,458)		(17,742,300)	369,563
Net Assets	$203,401,764		$188,658,617		$143,151,763	$1,869,596
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	13,450,000		16,300,000		4,200,000	100,002
Net Asset Value, Offering and Redemption Price Per Share	$15.12		$11.57		$34.08	$18.70
*Includes Market Value of Securities on Loan	$5,585,798		$1,813,972		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (unaudited)
April 30, 2019

	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan U.S. Sector Rotator Index ETF	Global X Guru® Index ETF		Global X Scientific Beta U.S. ETF
Assets:
Cost of Investments	$6,173,925	$3,583,619	$51,917,673		$91,077,162
Cost of Repurchase Agreement	—	—	158,798		—
Investments, at Value	$6,313,734	$3,707,303	$58,667,197	*	$99,726,996
Repurchase Agreement, at Value	—	—	158,798		—
Cash	7,218	2,637	68,124		119,210
Receivable for Capital Shares Sold	1,258,989	—	—		—
Receivable for Investment Securities Sold	—	—	—		1,626,740
Dividend and Interest Receivable	—	—	36,779		71,766
Reclaim Receivable	—	—	—		509
Total Assets	7,579,941	3,709,940	58,930,898		101,545,221
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	177,320		—
Payable for Investment Securities Purchased	1,259,542	—	—		—
Payable due to Investment Adviser	2,866	2,079	35,768		15,653
Payable for Capital Shares Redeemed	—	—	—		1,629,045
Total Liabilities	1,262,408	2,079	213,088		1,644,698
Net Assets	$6,317,533	$3,707,861	$58,717,810		$99,900,523
Net Assets Consist of:
Paid-in Capital	$8,037,236	$5,521,595	$74,590,442		$93,001,859
Total Distributable Earnings (Loss)	(1,719,703)	(1,813,734)	(15,872,632)		6,898,664
Net Assets	$6,317,533	$3,707,861	$58,717,810		$99,900,523
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	250,000	150,000	1,750,000		3,050,000
Net Asset Value, Offering and Redemption Price Per Share	$25.27	$24.72	$33.55		$32.75
*Includes Market Value of Securities on Loan	$—	$—	$177,008		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (unaudited)
April 30, 2019

	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo & Renewable Energy Income ETF
Assets:
Cost of Investments	$5,248,123	$2,973,801	$2,444,579	$15,699,463
Cost of Foreign Currency	—	446	—	—
Investments, at Value	$4,915,561	$2,701,499	$2,476,129	$17,452,605
Cash	5,448	—	3,613	42,493
Foreign Currency, at Value	—	447	—	—
Reclaim Receivable	38,363	—	—	3,967
Dividend and Interest Receivable	14,966	24,509	4,109	1,467
Total Assets	4,974,338	2,726,455	2,483,851	17,500,532
Liabilities:
Payable due to Investment Adviser	1,549	850	778	9,353
Cash Overdraft	—	12,629	—	—
Unrealized Depreciation on Spot Contracts	3	2	—	3
Total Liabilities	1,552	13,481	778	9,356
Net Assets	$4,972,786	$2,712,974	$2,483,073	$17,491,176
Net Assets Consist of:
Paid-in Capital	$6,273,420	$3,504,690	$3,120,683	$17,223,546
Total Distributable Earnings (Loss)	(1,300,634)	(791,716)	(637,610)	267,630
Net Assets	$4,972,786	$2,712,974	$2,483,073	$17,491,176
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	200,000	100,000	100,000	1,350,000
Net Asset Value, Offering and Redemption Price Per Share	$24.86	$27.13	$24.83	$12.96

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (unaudited)
April 30, 2019

	Global X S&P 500® Catholic Values ETF	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Assets:
Cost of Investments	$226,200,449	$442,288,350	$86,119,986	$3,838,988
Cost of Foreign Currency	33	—	—	—
Investments, at Value	$257,619,945	$528,181,821	$100,965,705	$3,876,494
Cash	185,295	2,476,169	409,893	741
Foreign Currency, at Value	32	—	—	—
Dividend and Interest Receivable	213,168	39,299	85,353	—
Reclaim Receivable	2,194	1,904	1,823	—
Receivable for Investment Securities Sold	—	7,971,666	—	—
Total Assets	258,020,634	538,670,859	101,462,774	3,877,235
Liabilities:
Options written at value (Premiums received $–, $8,252,863, $253,879 and $81,158 respectively)	—	11,496,480	639,375	100,440
Payable due to Investment Adviser	58,976	386,118	72,947	616
Payable for Investment Securities Purchased	—	164,606	—	—
Payable for Capital Shares Redeemed	—	5,719,242	—	—
Payable for Income Distributions	—	4,052,085	502,250	—
Total Liabilities	58,976	21,818,531	1,214,572	101,056
Net Assets	$257,961,658	$516,852,328	$100,248,202	$3,776,179
Net Assets Consist of:
Paid-in Capital	$222,691,085	$530,321,865	$98,507,829	$3,758,570
Total Distributable Earnings (Loss)	35,270,573	(13,469,537)	1,740,373	17,609
Net Assets	$257,961,658	$516,852,328	$100,248,202	$3,776,179
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	7,150,000	22,600,000	2,050,000	150,000
Net Asset Value, Offering and Redemption Price Per Share	$36.08	$22.87	$48.90	$25.17

The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)
For the period ended April 30, 2019

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Investment Income:
Dividend Income	$32,549,457	$10,901,968	$167,979	$398,709
Interest Income	19,524	6,830	20	290
Security Lending Income	84,247	87,473	—	—
Less: Foreign Taxes Withheld	(1,305,407)	(10,715)	(14,210)	(38,072)
Total Investment Income	31,347,821	10,985,556	153,789	360,927
Supervision and Administration Fees(1)	2,604,617	943,130	16,489	56,800
Custodian Fees(2)	52,718	15,623	185	874
Total Expenses	2,657,335	958,753	16,674	57,674
Net Investment Income	28,690,486	10,026,803	137,115	303,253
Net Realized Gain (Loss) on:
Investments(3)	(26,795,222)	6,888,074	(77,791)	(403,371)
Foreign Currency Transactions	(272,420)	—	(428)	(2,661)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(27,067,642)	6,888,074	(78,219)	(406,032)
Net Change in Unrealized Appreciation on:
Investments	(24,392,048)	(20,698,571)	203,933	1,838,278
Foreign Capital Gains Tax on Appreciated Securities	—	—	—	(3,837)
Foreign Currency Translations	2,959	—	268	34
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(24,389,089)	(20,698,571)	204,201	1,834,475
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(51,456,731)	(13,810,497)	125,982	1,428,443
Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,766,245)	$(3,783,694)	$263,097	$1,731,696

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)
For the period ended April 30, 2019

	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF	Global X Social Media ETF	Global X E-commerce ETF*
Investment Income:
Dividend Income	$5,213,617	$6,064,248	$251,221	$3,918
Interest Income	722	5,022	1,580	—
Security Lending Income	14,670	74,221	23,398	—
Less: Foreign Taxes Withheld	(137,465)	—	(15,803)	(340)
Total Investment Income	5,091,544	6,143,491	260,396	3,578
Supervision and Administration Fees(1)	430,095	524,321	434,068	4,632
Custodian Fees(2)	7,515	3,756	515	3
Total Expenses	437,610	528,077	434,583	4,635
Net Investment Income (Loss)	4,653,934	5,615,414	(174,187)	(1,057)
Net Realized Gain (Loss) on:
Investments(3)	1,034,508	(2,100,488)	1,121,828	9,421
Foreign Currency Transactions	(6,981)	—	24,070	(71)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,027,527	(2,100,488)	1,145,898	9,350
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,531,207	3,748,233	20,639,396	361,285
Foreign Currency Translations	(9,637)	—	(461)	(15)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	5,521,570	3,748,233	20,638,935	361,270
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	6,549,097	1,647,745	21,784,833	370,620
Net Increase in Net Assets Resulting from Operations	$11,203,031	$7,263,159	$21,610,646	$369,563

*	The Fund commenced operations on November 27, 2018.
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)
For the period ended April 30, 2019

	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan U.S. Sector Rotator Index ETF	Global X Guru® Index ETF	Global X Scientific Beta U.S. ETF
Investment Income:
Dividend Income	$65,121	$57,558	$277,567	$1,024,162
Interest Income	89	528	5,978	2,353
Security Lending Income	—	—	81,288	—
Less: Foreign Taxes Withheld	—	—	(3,401)	—
Total Investment Income	65,210	58,086	361,432	1,026,515
Supervision and Administration Fees(1)	15,432	12,358	206,942	131,215
Custodian Fees(2)	3	2	1,179	1,242
Total Expenses	15,435	12,360	208,121	132,457
Waiver of Supervision and Administration Fees	–	–	–	(32,075)
Net Expenses	15,435	12,360	208,121	100,382
Net Investment Income	49,775	45,726	153,311	926,133
Net Realized (Loss) Gain on:
Investments(3)	(71,362)	(424,207)	8,747	39,992
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(71,362)	(424,207)	8,747	39,992
Net Change in Unrealized Appreciation on:
Investments	120,384	326,878	6,191,193	6,547,132
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	120,384	326,878	6,191,193	6,547,132
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	49,022	(97,329)	6,199,940	6,587,124
Net Increase (Decrease) in Net Assets Resulting from Operations	$98,797	$(51,603)	$6,353,251	$7,513,257

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)
For the period ended April 30, 2019

	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo & Renewable Energy Income ETF
Investment Income:
Dividend Income	$86,826	$42,597	$48,811	$289,163
Interest Income	71	13	67	572
Less: Foreign Taxes Withheld	(8,301)	(1,742)	(1,333)	(22,887)
Total Investment Income	78,596	40,868	47,545	266,848
Supervision and Administration Fees(1)	11,075	9,131	5,209	51,383
Custodian Fees(2)	566	473	65	294
Total Expenses	11,641	9,604	5,274	51,677
Net Investment Income	66,955	31,264	42,271	215,171
Net Realized Gain (Loss) on:
Investments(3)	(453,362)	(254,895)	(290,461)	(95,264)
Foreign Currency Transactions	299	283	618	(33,449)
Net Realized Loss on Investments and Foreign Currency Transactions	(453,063)	(254,612)	(289,843)	(128,713)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	647,842	161,103	443,200	2,146,019
Foreign Currency Translations	(499)	(275)	(4)	77
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	647,343	160,828	443,196	2,146,096
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	194,280	(93,784)	153,353	2,017,383
Net Increase (Decrease) in Net Assets Resulting from Operations	$261,235	$(62,520)	$195,624	$2,232,554

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)
For the period ended April 30, 2019

	Global X S&P 500® Catholic Values ETF	Global X NASDAQ 100® Covered Call ETF*	Global X S&P 500® Covered Call ETF*	Global X Russell 2000 Covered Call ETF**
Investment Income:
Dividend Income	$1,884,137	$2,413,668	$891,643	$—
Interest Income	2,417	—	23	—
Less: Foreign Taxes Withheld	208	(2,997)	(33)	—
Total Investment Income	1,886,762	2,410,671	891,633	—
Supervision and Administration Fees(1)	278,892	1,246,699	275,208	392
Custodian Fees(2)	312	4,520	1,457	—
Broker Fees	—	489,411	79,664	321
Total Expenses	279,204	1,740,630	356,329	713
Waiver of Supervision and Administration Fees	–	–	–	(98)
Net Expenses	279,204	1,740,630	356,329	615
Net Investment Income (Loss)	1,607,558	670,041	535,304	(615)
Net Realized Gain on:
Investments(3)	3,035,598	(1,229,437)	1,044,814	—
Written Options	—	(30,433,722)	(3,364,294)	—
Net Realized Gain (Loss) on Investments, Written Options, and Foreign Currency Transactions	3,035,598	(31,663,159)	(2,319,480)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,355,308	52,517,979	6,735,731	37,506
Written Options	—	(8,332,253)	(740,781)	(19,282)
Foreign Currency Translations	(1)	—	—	—
Net Change in Unrealized Appreciation on Investments, Written Options, and Foreign Currency Translations	17,355,307	44,185,726	5,994,950	18,224
Net Realized and Unrealized Gain on Investments, Written Options, and Foreign Currency Transactions and Translations	20,390,905	12,522,567	3,675,470	18,224
Net Increase in Net Assets Resulting from Operations	$21,998,463	$13,192,608	$4,210,774	$17,609

*	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1).
**	The Fund commenced operations on April 17, 2019.
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$28,690,486	$62,435,723	$10,026,803	$17,750,149
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(27,067,642)	(2,401,689)	6,888,074	13,296,322
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(24,389,089)	(104,940,755)	(20,698,571)	(16,890,509)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,766,245)	(44,906,721)	(3,783,694)	14,155,962
Distributions	(39,518,960)	(65,545,294)	(14,626,745)	(22,214,715)
Return of Capital	—	(5,188,066)	—	(3,376,555)
Capital Share Transactions:
Issued	90,194,338	260,902,153	69,167,612	47,496,144
Redeemed	(9,895,411)	(225,187,582)	(5,634,589)	(48,329,063)
Increase (Decrease) in Net Assets from Capital Share Transactions	80,298,927	35,714,571	63,533,023	(832,919)
Total Increase (Decrease) in Net Assets	18,013,722	(79,925,510)	45,122,584	(12,268,227)
Net Assets:
Beginning of Period	912,967,921	992,893,431	413,311,048	425,579,275
End of Period	$930,981,643	$912,967,921	$458,433,632	$413,311,048
Share Transactions:
Issued	4,950,000	12,550,000	2,900,000	1,900,000
Redeemed	(550,000)	(10,800,000)	(250,000)	(1,950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,400,000	1,750,000	2,650,000	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF		Global X MSCI SuperDividend® Emerging Markets ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$137,115	$333,715	$303,253	$875,886
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(78,219)	151,717	(406,032)	(1,403,076)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	204,201	(896,496)	1,834,475	(1,993,585)
Net Increase (Decrease) in Net Assets Resulting from Operations	263,097	(411,064)	1,731,696	(2,520,775)
Distributions	(217,888)	(295,154)	(550,865)	(855,368)
Capital Share Transactions:
Issued	2,400,415	8,980,111	7,384,139	8,743,882
Redeemed	—	(5,299,157)	(1,437,872)	(5,856,010)
Increase in Net Assets from Capital Share Transactions	2,400,415	3,680,954	5,946,267	2,887,872
Total Increase (Decrease) in Net Assets	2,445,624	2,974,736	7,127,098	(488,271)
Net Assets:
Beginning of Period	4,787,946	1,813,210	12,260,056	12,748,327
End of Period	$7,233,570	$4,787,946	$19,387,154	$12,260,056
Share Transactions:
Issued	150,000	500,000	550,000	550,000
Redeemed	—	(300,000)	(100,000)	(400,000)
Net Increase in Shares Outstanding from Share Transactions	150,000	200,000	450,000	150,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® REIT ETF		Global X SuperIncome™ Preferred ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$4,653,934	$4,808,758	$5,615,414	$13,492,476
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,027,527	856,506	(2,100,488)	(28,163,755)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	5,521,570	(3,894,198)	3,748,233	13,006,479
Net Increase (Decrease) in Net Assets Resulting from Operations	11,203,031	1,771,066	7,263,159	(1,664,800)
Distributions	(5,814,445)	(6,474,049)	(6,206,626)	(14,835,000)
Capital Share Transactions:
Issued	79,604,796	89,973,693	21,371,533	2,378,589
Redeemed	—	(18,848,448)	(19,923,448)	(36,055,297)
Increase (Decrease) in Net Assets from Capital Share Transactions	79,604,796	71,125,245	1,448,085	(33,676,708)
Total Increase (Decrease) in Net Assets	84,993,382	66,422,262	2,504,618	(50,176,508)
Net Assets:
Beginning of Period	118,408,382	51,986,120	186,153,999	236,330,507
End of Period	$203,401,764	$118,408,382	$188,658,617	$186,153,999
Share Transactions:
Issued	5,350,000	5,950,000	1,850,000	200,000
Redeemed	—	(1,250,000)	(1,750,000)	(3,000,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	5,350,000	4,700,000	100,000	(2,800,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X E-commerce ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019(1) (Unaudited)
Operations:
Net Investment Loss	$(174,187)	$(293,991)	$(1,057)
Net Realized Gain on Investments and Foreign Currency Transactions(2)	1,145,898	12,232,575	9,350
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	20,638,935	(31,505,148)	361,270
Net Increase (Decrease) in Net Assets Resulting from Operations	21,610,646	(19,566,564)	369,563
Distributions	—	(2,573,545)	—
Capital Share Transactions:
Issued	4,444,184	82,487,710	1,500,033
Redeemed	(12,399,024)	(95,849,176)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,954,840)	(13,361,466)	1,500,033
Total Increase (Decrease) in Net Assets	13,655,806	(35,501,575)	1,869,596
Net Assets:
Beginning of Period	129,495,957	164,997,532	—
End of Period	$143,151,763	$129,495,957	$1,869,596
Share Transactions:
Issued	150,000	2,300,000	100,002
Redeemed	(400,000)	(2,900,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)	(600,000)	100,002

(1)	The Fund commenced operations on November 27, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X | JPMorgan Efficiente Index ETF		Global X | JPMorgan U.S. Sector Rotator Index ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$49,775	$75,890	$45,726	$54,530
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(71,362)	243,225	(424,207)	363,026
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	120,384	(315,998)	326,878	(312,107)
Net Increase (Decrease) in Net Assets Resulting from Operations	98,797	3,117	(51,603)	105,449
Distributions	(67,182)	(136,857)	(57,485)	(76,175)
Capital Share Transactions:
Issued	2,483,491	2,638,473	—	—
Redeemed	—	(3,938,954)	—	(1,314,433)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,483,491	(1,300,481)	—	(1,314,433)
Total Increase (Decrease) in Net Assets	2,515,106	(1,434,221)	(109,088)	(1,285,159)
Net Assets:
Beginning of Period	3,802,427	5,236,648	3,816,949	5,102,108
End of Period	$6,317,533	$3,802,427	$3,707,861	$3,816,949
Share Transactions:
Issued	100,000	100,000	—	—
Redeemed	—	(150,000)	—	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	(50,000)	—	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Guru® Index ETF		Global X Scientific Beta U.S. ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$153,311	$209,448	$926,133	$2,262,680
Net Realized Gain on Investments and Foreign Currency Transactions(1)	8,747	7,401,404	39,992	16,116,337
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	6,191,193	(4,728,075)	6,547,132	(12,015,276)
Net Increase in Net Assets Resulting from Operations	6,353,251	2,882,777	7,513,257	6,363,741
Distributions	(275,985)	(302,653)	(2,262,936)	(1,913,894)
Capital Share Transactions:
Issued	—	1,601,325	—	47,858,633
Redeemed	(4,539,340)	(2,957,354)	(31,936,683)	(60,905,583)
Decrease in Net Assets from Capital Share Transactions	(4,539,340)	(1,356,029)	(31,936,683)	(13,046,950)
Total Increase (Decrease) in Net Assets	1,537,926	1,224,095	(26,686,362)	(8,597,103)
Net Assets:
Beginning of Period	57,179,884	55,955,789	126,586,885	135,183,988
End of Period	$58,717,810	$57,179,884	$99,900,523	$126,586,885
Share Transactions:
Issued	—	50,000	—	1,500,000
Redeemed	(150,000)	(100,000)	(1,050,000)	(1,900,000)
Net Decrease in Shares Outstanding from Share Transactions	(150,000)	(50,000)	(1,050,000)	(400,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Scientific Beta Europe ETF		Global X Scientific Beta Japan ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$66,955	$291,190	$31,264	$137,505
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(453,063)	2,210,628	(254,612)	2,006,602
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	647,343	(3,513,676)	160,828	(2,703,846)
Net Increase (Decrease) in Net Assets Resulting from Operations	261,235	(1,011,858)	(62,520)	(559,739)
Distributions	(315,921)	(494,437)	(153,704)	(339,465)
Capital Share Transactions:
Issued	—	2,761,131	—	1,549,503
Redeemed	(4,906,432)	(12,644,199)	(5,479,512)	(9,550,141)
Decrease in Net Assets from Capital Share Transactions	(4,906,432)	(9,883,068)	(5,479,512)	(8,000,638)
Total Decrease in Net Assets	(4,961,118)	(11,389,363)	(5,695,736)	(8,899,842)
Net Assets:
Beginning of Period	9,933,904	21,323,267	8,408,710	17,308,552
End of Period	$4,972,786	$9,933,904	$2,712,974	$8,408,710
Share Transactions:
Issued	—	100,000	—	50,000
Redeemed	(200,000)	(450,000)	(200,000)	(300,000)
Net Decrease in Shares Outstanding from Share Transactions	(200,000)	(350,000)	(200,000)	(250,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Scientific Beta Asia ex-Japan ETF		Global X YieldCo & Renewable Energy Income ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$42,271	$167,905	$215,171	$632,314
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(289,843)	316,795	(128,713)	701,352
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	443,196	(833,854)	2,146,096	(1,980,386)
Net Increase (Decrease) in Net Assets Resulting from Operations	195,624	(349,154)	2,232,554	(646,720)
Distributions	(165,191)	(167,280)	(324,310)	(843,401)
Return of Capital	—	—	—	(154,396)
Capital Share Transactions:
Issued	1,143,206	2,583,767	1,814,579	5,365,866
Redeemed	(2,173,541)	(2,441,200)	(1,787,815)	(8,211,576)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,030,335)	142,567	26,764	(2,845,710)
Total Increase (Decrease) in Net Assets	(999,902)	(373,867)	1,935,008	(4,490,227)
Net Assets:
Beginning of Period	3,482,975	3,856,842	15,556,168	20,046,395
End of Period	$2,483,073	$3,482,975	$17,491,176	$15,556,168
Share Transactions:
Issued	50,000	100,000	150,000	450,000
Redeemed	(100,000)	(100,000)	(150,000)	(700,000)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	—	—	(250,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Catholic Values ETF		Global X NASDAQ 100® Covered Call ETF *
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,607,558	$2,510,258	$670,041	$732,520
Net Realized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions(1)	3,035,598	4,506,579	(31,663,159)	(2,708,662)
Net Change in Unrealized Appreciation on Investments, Written Options and Foreign Currency Translations	17,355,307	2,242,061	44,185,726	11,297,314
Net Increase in Net Assets Resulting from Operations	21,998,463	9,258,898	13,192,608	9,321,172
Distributions	(2,899,433)	(1,688,672)	(22,258,395)	(9,059,626)
Return of Capital	—	—	—	(17,698,697)
Capital Share Transactions:
Issued	102,970,253	40,013,214	149,333,124	283,373,920
Redeemed	(11,896,951)	(14,374,854)	(18,616,590)	(28,715,190)
Increase in Net Assets from Capital Share Transactions	91,073,302	25,638,360	130,716,534	254,658,730
Total Increase in Net Assets	110,172,332	33,208,586	121,650,747	237,221,579
Net Assets:
Beginning of Period	147,789,326	114,580,740	395,201,581	157,980,002
End of Period	$257,961,658	$147,789,326	$516,852,328	$395,201,581
Share Transactions:
Issued	3,100,000	1,200,000	6,600,000	11,500,000
Redeemed	(350,000)	(400,000)	(850,000)	(1,150,000)
Net Increase in Shares Outstanding from Share Transactions	2,750,000	800,000	5,750,000	10,350,000

*	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call ETF *		Global X Russell 2000 Covered Call ETF
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended April 30, 2019 (1) (Unaudited)
Operations:
Net Investment Income (Loss)	$535,304	$723,281	$(615)
Net Realized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions(2)	(2,319,480)	5,438,118	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options and Foreign Currency Translations	5,994,950	(4,843,961)	18,224
Net Increase in Net Assets Resulting from Operations	4,210,774	1,317,438	17,609
Distributions	(2,451,769)	(1,882,552)	—
Return of Capital	—	(3,049,443)	—
Capital Share Transactions:
Issued	20,788,663	38,709,355	3,758,570
Redeemed	—	(20,022,760)	—
Increase in Net Assets from Capital Share Transactions	20,788,663	18,686,595	3,758,570
Total Increase in Net Assets	22,547,668	15,072,038	3,776,179
Net Assets:
Beginning of Period	77,700,534	62,628,496	—
End of Period	$100,248,202	$77,700,534	$3,776,179
Share Transactions:
Issued	450,000	750,000	150,000
Redeemed	—	(400,000)	—
Net Increase in Shares Outstanding from Share Transactions	450,000	350,000	150,000

*	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(1)	The Fund commenced operations on April 17, 2019.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank

Financial Highlights

 Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X SuperDividend® ETF
2019 (Unaudited)	19.06	0.58		(1.03)	(0.45)	(0.81)	—
2018	21.51	1.35		(2.26)	(0.91)	(1.43)	—
2017	20.43	1.08		1.45	2.53	(1.22)	—
2016	20.65	1.15		0.08	1.23	(1.30)	—
2015	24.24	1.26		(3.36)	(2.10)	(1.44)	(0.05)
2014	23.74	1.40		0.56	1.96	(1.46)	—
Global X SuperDividend™ U.S. ETF
2019 (Unaudited)	24.53	0.56		(0.75)	(0.19)	(0.83)	—
2018	25.18	1.07		(0.17)	0.90	(1.35)	—
2017	24.00	0.79	#	1.94	2.73	(0.96)	—
2016	25.23	0.92	#	(0.40)	0.52	(1.07)	—
2015	29.60	1.71		(4.19)	(2.48)	(1.23)	—
2014	25.94	1.78		3.45	5.23	(1.41)	—
Global X MSCI SuperDividend® EAFE ETF
2019 (Unaudited)	15.96	0.36		0.32	0.68	(0.57)	—
2018	18.13	1.12		(2.04)	(0.92)	(1.10)	(0.15)
2017(1)	14.87	0.81		3.04	3.85	(0.59)	—
Global X MSCI SuperDividend® Emerging Markets ETF
2019 (Unaudited)	12.91	0.24		1.14	1.38	(0.44)	—
2018	15.94	0.90		(3.02)	(2.12)	(0.91)	—
2017	14.96	0.83		0.91	1.74	(0.76)	—
2016	13.73	0.59		1.41	2.00	(0.77)	—
2015(2)	14.90	0.66		(1.34)	(0.68)	(0.49)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.81)	17.80	(2.43)	930,982	0.59	†	6.39	†	36.27
(0.11)	(1.54)	19.06	(4.65)	912,968	0.59		6.48		59.48
(0.23)	(1.45)	21.51	12.69	992,893	0.58		5.07		67.38
(0.15)	(1.45)	20.43	6.23	801,816	0.58		5.67		39.06
—	(1.49)	20.65	(9.01)	880,666	0.58		5.58		26.12
—	(1.46)	24.24	8.41	1,037,576	0.58		5.71		33.63

—	(0.83)	23.51	(0.76)	458,434	0.46	†	4.78	†	41.93
(0.20)	(1.55)	24.53	3.66	413,311	0.46		4.31		33.25
(0.59)	(1.55)	25.18	11.64	425,579	0.45		3.15	#	53.01
(0.68)	(1.75)	24.00	2.13	338,397	0.45		3.77	#	53.45
(0.66)	(1.89)	25.23	(8.67)	274,999	0.45		6.25		42.51
(0.16)	(1.57)	29.60	20.80	276,715	0.45		6.32		40.04

—	(0.57)	16.07	4.35	7,234	0.56	†	4.57	†	3.34
—	(1.25)	15.96	(5.59)	4,788	0.56		6.36		52.96
—	(0.59)	18.13	26.19	1,813	0.56	†	4.97	†	45.40

—	(0.44)	13.85	10.81	19,387	0.66	†	3.47	†	25.13
—	(0.91)	12.91	(14.10)	12,260	0.67		5.89		79.52
—	(0.76)	15.94	11.95	12,748	0.66		5.25		122.32
—	(0.77)	14.96	15.58	3,740	0.65		4.49		64.83
—	(0.49)	13.73	(4.89)	3,433	0.65	†	6.72	†	1.25

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on March 16, 2015.
(2)	The Fund commenced operations on November 14, 2016.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X SuperDividend® REIT ETF
2019 (Unaudited)	14.62	0.46	0.63	1.09	(0.59)	—
2018	15.29	0.92	(0.28)	0.64	(1.31)	—
2017	14.60	0.86	0.96	1.82	(1.13)	—
2016	13.18	0.91	1.72	2.63	(1.21)	—
2015(1)	15.12	0.63	(1.95)	(1.32)	(0.62)	—
Global X SuperIncome™ Preferred ETF
2019 (Unaudited)	11.49	0.35	0.12	0.47	(0.39)	—
2018	12.44	0.78	(0.88)	(0.10)	(0.85)	—
2017	13.16	0.82	(0.65)	0.17	(0.85)	(0.04)
2016	13.49	0.91	(0.33)	0.58	(0.91)	—
2015	14.74	0.95	(1.21)	(0.26)	(0.99)	—
2014	14.81	1.01	(0.02)	0.99	(1.06)	—
Global X Social Media ETF
2019 (Unaudited)	29.10	(0.04)	5.02	4.98	—	—
2018	32.67	(0.06)	(3.02)	(3.08)	(0.49)	—
2017	23.53	0.10	9.08	9.18	(0.04)	—
2016	19.29	0.02	4.22	4.24	—	—
2015	19.30	0.01	(0.01)	—	(0.01)	—
2014	19.38	—	(0.08)	(0.08)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.59)	15.12	7.66	203,402	0.59	†	6.28	†	45.71
(1.31)	14.62	4.30	118,408	0.59		6.15		41.61
(1.13)	15.29	13.00	51,986	0.58		5.74		54.96
(1.21)	14.60	21.01	34,302	0.56		6.23		16.87
(0.62)	13.18	(8.86)	3,954	0.54	†	7.20	†	1.45

(0.39)	11.57	4.20	188,659	0.58	†	6.21	†	26.33
(0.85)	11.49	(0.87)	186,154	0.58		6.48		105.48
(0.89)	12.44	1.31	236,331	0.58		6.39		45.12
(0.91)	13.16	4.44	232,206	0.58		6.81		47.62
(0.99)	13.49	(1.95)	235,427	0.58		6.68		76.54
(1.06)	14.74	6.89	162,875	0.58		6.78		85.07

—	34.08	17.11	143,152	0.65	†	(0.26	)†	1.90
(0.49)	29.10	(9.61)	129,496	0.65		(0.16)		21.36
(0.04)	32.67	39.09	164,998	0.65		0.35		41.40
— ***	23.53	21.99	134,111	0.65		0.12		39.89
(0.01)	19.29	—	77,145	0.65		0.04		26.51
—	19.30	(0.41)	126,418	0.65		(0.01)		26.52

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.00.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on March 16, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X E-commerce ETF
2019(1)(Unaudited)	15.00	(0.01)	3.71	3.70	—	—
Global X | JPMorgan Efficiente Index ETF
2019 (Unaudited)	25.35	0.28	0.09	0.37	(0.45)	—
2018	26.18	0.40	(0.55)	(0.15)	(0.68)	—
2017	24.05	0.40	2.51	2.91	(0.78)	—
2016	23.72	0.51	0.86	1.37	(1.04)	—
2015	25.49	0.43	(2.04)	(1.61)	(0.16)	—
2014(2)	24.95	—	0.54	0.54	—	—
Global X | JPMorgan U.S. Sector Rotator Index ETF
2019 (Unaudited)	25.45	0.30	(0.65)	(0.35)	(0.38)	—
2018	25.51	0.33	(0.01)	0.32	(0.38)	—
2017	23.79	0.37	1.89	2.26	(0.54)	—
2016	23.55	0.35	0.25	0.60	(0.36)	—
2015	25.41	0.20	(1.94)	(1.74)	(0.11)	(0.01)
2014(2)	25.03	—	0.38	0.38	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	18.70	24.67	1,870	0.68	†	(0.16	)†	8.48

(0.45)	25.27	1.50	6,318	0.69	†	2.23	†	186.64
(0.68)	25.35	(0.65)	3,802	0.69		1.52		272.96
(0.78)	26.18	12.29	5,237	0.76		1.60		232.58
(1.04)	24.05	6.12	7,215	0.69		2.15		387.39
(0.16)	23.72	(6.37)	8,302	0.69		1.70		311.58
—	25.49	2.16	2,549	0.69	†	(0.69	)†	—

(0.38)	24.72	(1.24)	3,708	0.69	†	2.55	†	517.25
(0.38)	25.45	1.21	3,817	0.69		1.23		717.47
(0.54)	25.51	9.65	5,102	0.69		1.48		815.61
(0.36)	23.79	2.60	10,706	0.69		1.50		839.83
(0.12)	23.55	(6.90)	14,127	0.69		0.82		907.92
—	25.41	1.52	2,541	0.69	†	(0.69	)†	63.35

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 27, 2018.
(2)	The Fund commenced operations on October 22, 2014.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
nd

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X Guru® Index ETF
2019 (Unaudited)	30.09	0.08		3.53	3.61	(0.15)	—
2018	28.70	0.11		1.44	1.55	(0.16)	—
2017	23.14	0.14		5.47	5.61	(0.05)	—
2016	23.96	0.12	#	(0.83)	(0.71)	(0.09)	(0.02)
2015	26.30	0.10		(2.16)	(2.06)	(0.28)	—
2014	23.99	0.22		2.12	2.34	(0.03)	—
Global X Scientific Beta U.S. ETF
2019 (Unaudited)	30.87	0.27		2.26	2.53	(0.65)	—
2018	30.04	0.52		0.77	1.29	(0.46)	—
2017	25.46	0.48		4.44	4.92	(0.34)	—
2016	24.67	0.46		0.62	1.08	(0.29)	—
2015(1)	24.90	0.18		(0.41)	(0.23)	—	—
Global X Scientific Beta Europe ETF
2019 (Unaudited)	24.83	0.27		1.02	1.29	(1.26)	—
2018	28.43	0.72		(2.91)	(2.19)	(1.41)	—
2017	22.63	0.61		5.87	6.48	(0.68)	—
2016	24.41	0.66		(2.10)	(1.44)	(0.34)	—
2015(1)	24.89	0.25		(0.73)	(0.48)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.15)	33.55	12.11	58,718	0.75	†	0.56	†	69.40
(0.16)	30.09	5.40	57,180	0.75		0.36		112.64
(0.05)	28.70	24.30	55,956	0.75		0.54		94.71
(0.11)	23.14	(2.97)	59,013	0.75		0.52	#	102.07
(0.28)	23.96	(7.94)	184,505	0.75		0.39		129.71
(0.03)	26.30	9.76	436,586	0.75		0.88		128.37

(0.65)	32.75	8.57	99,901	0.19	†‡	1.77	†	18.47
(0.46)	30.87	4.28	126,587	0.19	‡	1.64		38.94
(0.34)	30.04	19.52	135,184	0.19	‡	1.69		28.46
(0.29)	25.46	4.43	66,202	0.20	‡	1.82		32.54
—	24.67	(0.92)	2,467	0.35	†	1.55	†	20.90

(1.26)	24.86	5.90	4,973	0.40	†	2.30	†	13.22
(1.41)	24.83	(8.21)	9,934	0.39		2.61		45.07
(0.68)	28.43	29.54	21,323	0.38		2.41		26.52
(0.34)	22.63	(5.96)	12,447	0.38		2.89		35.72
—	24.41	(1.93)	2,441	0.38	†	2.22	†	17.53

‡	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.25%, 0.30%, 0.35% and 0.35%, respectively.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on May 12, 2015.

The accompanying notes are an integral part of the financial statements.

n
Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Scientific Beta Japan ETF
2019 (Unaudited)	28.03	0.18		(0.47)	(0.29)	(0.61)	—
2018	31.47	0.48		(2.56)	(2.08)	(1.36)	—
2017	27.38	0.47		4.36	4.83	(0.74)	—
2016	25.19	0.44		1.97	2.41	(0.21)	(0.01)
2015(1)	25.07	0.12		—	0.12	—	—
Global X Scientific Beta Asia ex-Japan ETF
2019 (Unaudited)	23.22	0.36		2.35	2.71	(1.10)	—
2018	25.71	0.96		(2.33)	(1.37)	(1.12)	—
2017	22.96	0.92		2.85	3.77	(1.02)	—
2016	21.63	0.80		1.15	1.95	(0.62)	—
2015(1)	24.89	0.44		(3.70)	(3.26)	—	—
Global X YieldCo & Renewable Energy Income ETF
2019 (Unaudited)	11.52	0.16		1.54	1.70	(0.26)	—
2018	12.53	0.37		(0.80)	(0.43)	(0.50)	—
2017	11.16	0.28		1.59	1.87	(0.50)	—
2016	11.06	0.41	#	0.35	0.76	(0.48)	—
2015(2)	15.19	0.20		(4.19)	(3.99)	(0.14)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.61)	27.13	(0.92)	2,713	0.40	†	1.30	†	23.14
—	(1.36)	28.03	(7.09)	8,409	0.39		1.56		42.93
—	(0.74)	31.47	18.17	17,309	0.39		1.64		17.80
—	(0.22)	27.38	9.63	13,688	0.38		1.75		82.57
—	—	25.19	0.48	2,519	0.38	†	1.02	†	20.31

—	(1.10)	24.83	12.27	2,483	0.38	†	3.08	†	19.94
—	(1.12)	23.22	(5.78)	3,483	0.38		3.76		42.88
—	(1.02)	25.71	17.43	3,857	0.38		3.86		53.22
—	(0.62)	22.96	9.29	2,296	0.38		3.61		74.44
—	—	21.63	(13.10)	2,163	0.38	†	4.17	†	59.21

—	(0.26)	12.96	14.95	17,491	0.65	†	2.72	†	83.87
(0.08)	(0.58)	11.52	(3.50)	15,556	0.65		3.07		33.50
—	(0.50)	12.53	17.30	20,046	0.65		2.37		25.99
(0.18)	(0.66)	11.16	7.25	6,695	0.66		3.78	#	40.25
—	(0.14)	11.06	(26.39)	3,319	0.65	†	3.72	†	22.97

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on May 12, 2015.
(2)	The Fund commenced operations on May 27, 2015.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X S&P® 500 Catholic Values ETF
2019 (Unaudited)	33.59	0.28	2.82	3.10	(0.56)	(0.05)
2018	31.83	0.58	1.60	2.18	(0.41)	(0.01)
2017	25.74	0.48	5.74	6.22	(0.13)	— ***
2016(1)	25.14	0.24	0.36	0.60	—	—
Global X NASDAQ 100® Covered Call ETF(2)
2019 (Unaudited)	23.45	0.04	0.56	0.60	(1.18)	—
2018	24.30	0.07	1.71	1.78	(0.87)	(0.11)
2017	22.06	0.12	3.93	4.05	(1.81)	—
2016	23.51	0.15	0.53	0.68	(1.06)	—
2015	24.04	0.16	1.47	1.63	(1.92)	—
2014(3)	25.00	0.16	1.11	1.27	(0.35)	—
Global X S&P 500® Covered Call ETF(2)
2019 (Unaudited)	48.56	0.30	1.61	1.91	(1.18)	(0.39)
2018	50.10	0.62	1.88	2.50	(0.22)	(1.22)
2017(4)	47.62	0.34	2.67	3.01	(0.53)	—
2017(5)	43.11	0.66	5.39	6.05	(1.54)	—
2016(5)	45.39	0.70	(0.90)	(0.20)	(1.50)	—
2015(5)	44.85	0.63	2.03	2.66	(0.83)	(0.63)
2014(6)	40.00	0.52	5.66	6.18	(0.64)	(0.69)
Global X Russell 2000 Covered Call ETF
2019(7) (Unaudited)	25.00	(0.01)	0.18	0.17	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.61)	36.08	9.58	257,962	0.29	†	1.67	†	7.13
—	(0.42)	33.59	6.86	147,789	0.29	@	1.72		4.33
—	(0.13)	31.83	24.27	114,581	0.29	@	1.64		6.09
—	—	25.74	2.39	39,899	0.29	@†	1.75	†	2.80

—	(1.18)	22.87	2.90	516,852	0.84	‡	0.32	†	7.42
(1.65)	(2.63)	23.45	7.44	395,502	0.68	^^	0.30		15.00
—	(1.81)	24.30	19.04	157,980	0.60		0.53		4.00
(1.07)	(2.13)	22.06	3.32	52,952	0.60		0.69		9.00
(0.24)	(2.16)	23.51	7.25	22,337	0.60		0.67		13.00
(1.88)	(2.23)	24.04	5.11	12,022	0.60	†	0.74	†	18.00

—	(1.57)	48.90	4.15	100,248	0.84	†^	1.26	†	2.34
(2.60)	(4.04)	48.56	4.97	77,701	0.65		1.22		4.00
—	(0.53)	50.10	6.35	62,628	0.65	†	1.39	†	8.00
—	(1.54)	47.62	14.29	64,413	0.65		1.46		21.00
(0.58)	(2.08)	43.11	(0.29)	60,459	0.65		1.61		7.00
(0.66)	(2.12)	45.39	5.97	77,276	0.65		1.39		12.00
—	(1.33)	44.85	15.59	27,024	0.65	†	1.37	†	34.00

—	—	25.17	0.68	3,776	0.83	†#	(0.83	)†	—

@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.32%, 0.39%, and 0.39% for the years ended October 31, 2018, 2017, and 2016 , respectively.

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.00.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60%.
^	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.65%.
^^	Includes excise tax. If this excise expense was not included, the ratio would have been 0.60%.
#
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60%. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.70%.

(1)	The Fund commenced operations on April 18, 2016.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

(2)
The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in notes to Financial Statements).  As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.

(3)	The Fund commenced operations on December 12, 2013.
(4)	Effective October 31, 2017, the Predecessor Fund changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.
(5)	For the year or period ended April 30.
(6)	The Fund commenced operations on June 24, 2013.
(7)	The Fund Commenced operations on April 17, 2019.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)
April 30, 2019

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2019, the Trust had one hundred investment portfolios, seventy of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® EAFE ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF, Global X E-commerce ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JPMorgan U.S. Sector Rotator Index ETF, Global X Guru® Index ETF, Global X Scientific Beta U.S. ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, Global X YieldCo & Renewable Energy Income ETF, Global X S&P 500® Catholic Values ETF, Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF and Global X Russell 2000 Covered Call ETF (each a “Fund”, collectively, the “Funds”). Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JPMorgan U.S. Sector Rotator Index ETF, Global X Guru® Index ETF, Global X Scientific Beta U.S. ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, Global X S&P 500® Catholic Values ETF, and Global X S&P 500® Covered Call ETF) has elected non-diversified status.
Effective November 19, 2018, the Global X YieldCo Index ETF was renamed the Global X YieldCo & Renewable Energy Income ETF, and its underlying index was changed to the Index YieldCo & Renewable Energy Income Index.
On December 24, 2018, the shareholders of the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF (together, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of each Predecessor Fund to the Global X Nasdaq 100® Covered Call ETF and the Global X S&P 500® Covered Call ETF (together, the “Successor Funds”), respectively; (b) the issuance of shares of the Successor Fund to the shareholders of the corresponding Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization of each Predecessor Fund was December 24, 2018. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Successor Funds. The financial statements and financial highlights include the financial information of the Predecessor Funds through December 21, 2018. PricewaterhouseCoopers LLP did not serve as the Predecessor Funds’ independent registered public accounting firm or audit the financial statements of the Predecessor Funds, including during the fiscal years ended October 31, 2016, 2017 and 2018.

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.
The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the MLP’s operations and management. MLPs are typically structured such that common units and general partner interests have first

Notes to Financial Statements (unaudited)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less are valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment advisor (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. There were securities valued using Fair Value Procedures of $317,414 and $14 in Global X MSCI SuperDividend® Emerging Markets ETF and Global X Scientific Beta Asia ex-Japan ETF, respectively. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.
The following table summarizes the quantitative inputs and assumptions used for the items categorized as material Level 3 investments as of April 30, 2019. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.
Global X MSCI SuperDividend® Emerging Markets ETF

Assets	Fair Value at 04/30/19	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$317,414	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	15.0%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2019. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by RBC Capital Markets are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2019, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X SuperDividend® ETF
RBC Capital Markets	$32,716,014	$32,716,014	$-	$-
Global X SuperDividend® U.S. ETF
RBC Capital Markets	14,950,763	14,950,763	-	-
Global X SuperDividend® REIT ETF
RBC Capital Markets	5,217,489	5,217,489	-	-
Global X SuperIncome™ Preferred ETF
RBC Capital Markets	1,668,280	1,668,280	-	-
Global X Guru® Index ETF
RBC Capital Markets	158,798	158,798	-	-

(1)Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)Net Amount represents the net amount receivable due from the counterparty in the event of default.
FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the reporting period ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the reporting period, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at April 30, 2019	Redemption Fee
Global X SuperDividend® ETF	50,000	$2,500	$890,000	$2,500
Global X SuperDividend® U.S. ETF	50,000	500	1,175,500	500
Global X MSCI SuperDividend® EAFE ETF	50,000	1,000	803,500	1,000
Global X MSCI SuperDividend® Emerging Markets ETF	50,000	3,000	692,500	3,000
Global X SuperDividend® REIT ETF	50,000	500	756,000	500
Global X SuperIncome™ Preferred ETF	50,000	500	578,500	500
Global X Social Media ETF	50,000	300	1,704,000	300
Global X E-commerce ETF	50,000	500	935,000	500
Global X | JPMorgan Efficiente Index ETF	50,000	250	1,263,500	250
Global X | JPMorgan U.S. Sector Rotator Index ETF	50,000	250	1,236,000	250
Global X Guru® Index ETF	50,000	300	1,677,500	300
Global X Scientific Beta U.S. ETF	50,000	1,500	1,637,500	1,500
Global X Scientific Beta Europe ETF	50,000	8,900	1,243,000	8,900
Global X Scientific Beta Japan ETF	50,000	2,800	1,356,500	2,800
Global X Scientific Beta Asia ex-Japan ETF	50,000	2,800	1,241,500	2,800
Global X YieldCo & Renewable Energy Income ETF	50,000	500	648,000	500
Global X S&P 500® Catholic Values ETF	50,000	1,300	1,804,000	1,300
Global X NASDAQ 100® Covered Call ETF	50,000	500	1,143,500	500
Global X S&P 500® Covered Call ETF	50,000	1,300	2,445,000	1,300
Global X Russell 2000® Covered Call ETF	50,000	250	1,258,500	250

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses supervision and administration fees pursuant to the Supervision and Administration Agreement:

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
Supervision and Administration Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Social Media ETF	0.65%
Global X E-commerce ETF	0.68%
Global X | JPMorgan Efficiente Index ETF	0.69%
Global X | JPMorgan U.S. Sector Rotator Index ETF	0.69%
Global X Guru® Index ETF	0.75%
Global X Scientific Beta U.S. ETF*	0.19%
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X YieldCo & Renewable Energy Income ETF	0.65%
Global X S&P 500® Catholic Values ETF**	0.29%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X S&P 500® Covered Call ETF	0.65%
Global X Russell 2000® Covered Call ETF***	0.60%

*Pursuant to an expense limitation agreement in existence between the Global X Scientific Beta U.S. ETF (the “Fund”) and the Adviser prior to March 1, 2019, the Adviser contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.19% of the Fund’s average daily net assets per year until March 1, 2019. Pursuant to the expense limitation agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.19% during the year in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. Although the Board voted on November 13, 2018, to permanently reduce the Fund’s fees to 0.19% and end the expense limitation agreement as of March 1, 2019, prior waived or reimbursed fees are still subject to recoupment. As of April 30, 2019, the amounts of waivers/reimbursements subject to recoupment for the Fund were $90,345 expiring in 2022, $155,018 expiring in 2021, and $162,684 expiring 2020. As of April 30, 2019, there had been no recoupment of previously waived and reimbursed fees.
**Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Catholic Values ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.29% of the Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.29% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of April 30, 2019, the amounts of waivers/reimbursements subject to recoupment for the Fund were $43,032 expiring 2021, $88,406 expiring 2020 and $8,298 expiring 2019. As of April 30, 2019 there had been no recoupment of previously waived and reimbursed fees.
***Pursuant to an expense limitation agreement in existence between the Global X Russell 2000® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.60% of the Fund’s average daily net assets per year until at least March 19, 2020.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares.
SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather,

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:

	Purchases	Sales and Maturities
Global X SuperDividend® ETF	$327,361,983	$333,344,089
Global X SuperDividend® U.S. ETF	176,731,980	181,758,630
Global X MSCI SuperDividend® EAFE ETF	200,386	302,147
Global X MSCI SuperDividend® Emerging Markets ETF	6,149,550	4,364,716
Global X SuperDividend® REIT ETF	69,038,894	69,513,323
Global X SuperIncome™ Preferred ETF	47,743,504	47,737,416
Global X Social Media ETF	2,557,882	3,661,675
Global X E-commerce ETF	139,891	145,661
Global X | JPMorgan Efficiente Index ETF	8,695,891	8,718,501
Global X | JPMorgan U.S. Sector Rotator Index ETF	18,823,222	18,836,840
Global X Guru® Index ETF	38,894,452	38,944,086
Global X Scientific Beta U.S. ETF	19,523,497	20,828,681
Global X Scientific Beta Europe ETF	791,781	1,099,757
Global X Scientific Beta Japan ETF	1,131,523	1,312,909
Global X Scientific Beta Asia ex-Japan ETF	570,423	693,977
Global X YieldCo & Renewable Energy Income ETF	13,367,755	14,082,348
Global X S&P 500® Catholic Values ETF	14,132,328	15,573,760
Global X NASDAQ 100® Covered Call ETF	32,547,176	86,080,285
Global X S&P 500® Covered Call ETF	2,047,973	7,303,165
Global X Russell 2000® Covered Call ETF	1,925,468	-

For the period ended April 30, 2019, there were no purchases and sales of long-term U.S. Government securities.

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

4. INVESTMENT TRANSACTIONS (continued)
For the period ended April 30, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X SuperDividend® ETF	$87,391,207	$9,780,052	$208,962
Global X SuperDividend® U.S. ETF	68,098,955	4,559,121	394,473
Global X MSCI SuperDividend® EAFE ETF	2,397,571	-	-
Global X MSCI SuperDividend® Emerging Markets ETF	4,785,344	952,479	167,895
Global X SuperDividend® REIT ETF	79,519,324	-	-
Global X SuperIncome™ Preferred ETF	21,267,150	19,892,185	310,167
Global X Social Media ETF	4,005,197	11,143,654	2,066,660
Global X E-commerce ETF	1,503,028	-	-
Global X | JPMorgan Efficiente Index ETF	2,484,136	-	-
Global X | JPMorgan U.S. Sector Rotator Index ETF	-	-	-
Global X Guru® Index ETF	-	4,529,704	554,178
Global X Scientific Beta U.S. ETF	-	31,913,187	4,614,251
Global X Scientific Beta Europe ETF	-	4,887,777	(88,518)
Global X Scientific Beta Japan ETF	-	5,420,190	93,770
Global X Scientific Beta Asia ex-Japan ETF	1,140,394	2,167,909	(137,752)
Global X YieldCo & Renewable Energy Income ETF	1,704,575	1,112,529	86,352
Global X S&P 500® Catholic Values ETF	102,779,628	11,868,696	3,519,289
Global X NASDAQ 100® Covered Call ETF	154,200,831	19,208,117	7,514,913
Global X S&P 500® Covered Call ETF	28,223,676	6,737,568	1,957,922
Global X Russell 2000® Covered Call ETF	1,913,519	-	-

For the year ended October 31, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X SuperDividend® ETF	$240,644,166	$221,106,105	$41,303,284
Global X SuperDividend® U.S. ETF	47,271,954	38,963,333	5,097,607
Global X MSCI SuperDividend® EAFE ETF	8,970,943	5,298,977	230,297
Global X MSCI SuperDividend® Emerging Markets ETF	5,355,584	3,580,626	115,219
Global X SuperDividend® REIT ETF	84,884,669	18,794,473	2,340,737
Global X SuperIncome™ Preferred ETF	2,373,774	36,003,463	611,264
Global X Social Media ETF	82,152,619	93,857,420	26,110,123
Global X | JPMorgan Efficiente Index ETF	2,637,814	3,810,432	192,496
Global X | JPMorgan U.S. Sector Rotator Index ETF	-	1,345,801	(3,126)
Global X Guru® Index ETF	1,601,847	2,957,338	344,141
Global X Scientific Beta U.S. ETF	47,719,015	60,833,480	17,260,151
Global X Scientific Beta Europe ETF	2,756,025	12,630,613	2,237,847
Global X Scientific Beta Japan ETF	1,528,075	9,526,117	1,935,130
Global X Scientific Beta Asia ex-Japan ETF	2,158,811	2,432,589	366,756
Global X YieldCo & Renewable Energy Income ETF	5,352,778	5,718,608	833,279
Global X S&P 500® Catholic Values ETF	39,989,665	14,377,326	4,395,266

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

5. DERIVATIVE FINANCIAL INSTRUMENTS
To the extent consistent with its investment policies, certain Funds may either purchase or write options.
When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written expose a fund to risk of loss if the value of the security declines below the strike price.
Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF and Global X Russell 2000 Covered Call ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, the Funds, in exchange for the premium, forego the opportunity for capital appreciation above the strike price should the market of the price of the underlying security increase. Conversely, by writing a put option, the Funds, in exchange for the premium, accept the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

5. DERIVATIVE FINANCIAL INSTRUMENTS (continued)
When the written option expires, is terminated or is sold, the Funds will record a gain or loss.
For the period ended April 30, 2019, the monthly average notional value of the written options contracts held by the Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, and Global X Russell 2000 Covered Call ETF were $438,172,928, $87,467,110, and $3,818,906, respectively.
6. TAX INFORMATION
The SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2018. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2018.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the years or periods ended October 31, 2018 and October 31, 2017 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperDividend® ETF
2018	$65,545,294	$–	$5,188,066	$70,733,360
2017	50,713,102	–	9,476,648	60,189,750
Global X SuperDividend® U.S. ETF
2018	$22,214,715	$–	$3,376,555	$25,591,270
2017	14,750,888	–	9,099,887	23,850,775
Global X MSCI SuperDividend® EAFE ETF
2018	$295,154	$–	$–	$295,154
2017	58,664	113	–	58,777
Global X MSCI SuperDividend® Emerging Markets ETF
2018	$855,368	$–	$–	$855,368
2017	411,165	–	–	411,165
Global X SuperDividend® REIT ETF
2018	$3,906,264	$–	$–	$3,906,264
2017	1,512,300	–	–	1,512,300
Global X SuperIncome™ Preferred ETF
2018	$14,835,000	$–	$–	$14,835,000
2017	15,532,201	–	716,030	16,248,231

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Social Media ETF
2018	$2,573,545	$–	$–	$2,573,545
2017	126,360	–	–	126,360
Global X | JPMorgan Efficiente Index ETF
2018	$136,857	$–	$–	$136,857
2017	198,988	–	–	198,988
Global X | JPMorgan U.S. Sector Rotator Index ETF
2018	$76,175	$–	$–	$76,175
2017	190,176	–	–	190,176
Global X Guru® Index ETF
2018	$302,653	$–	$–	$302,653
2017	122,367	–	–	122,367
Global X Scientific Beta U.S. ETF
2018	$1,913,894	$–	$–	$1,913,894
2017	942,969	–	–	942,969
Global X Scientific Beta Europe ETF
2018	$494,437	$–	$–	$494,437
2017	373,503	–	–	373,503
Global X Scientific Beta Japan ETF
2018	$339,465	$–	$–	$339,465
2017	372,358	–	–	372,358
Global X Scientific Beta Asia ex-Japan ETF
2018	$167,280	$–	$–	$167,280
2017	101,714	–	–	101,714
Global X YieldCo & Renewable Energy Income ETF
2018	$843,401	$–	$154,396	$997,797
2017	421,625	–	–	421,625
Global X S&P 500® Catholic Values ETF
2018	$1,665,617	$23,055	$–	$1,688,672
2017	330,133	–	–	330,133

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

6. TAX INFORMATION (continued)
As of October 31, 2018, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X MSCI SuperDividend® EAFE ETF
Undistributed Ordinary Income	$–	$–	$132,718	$78,962
Capital Loss Carryforwards	(142,384,893)	(45,865,528)	(1,701,356)	(56,663)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(103,832,735)	7,809,091	(1,789,632)	(769,441)
Other Temporary Differences	(6)	173	–	(3)
Total Accumulated Losses	$(246,217,634)	$(38,056,264)	$(3,358,270)	$(747,145)

	Global X Funds
	Global X SuperDividend® REIT ETF(1)	Global X SuperIncome™ Preferred ETF	Global X Social Media ETF	Global X | JPMorgan Efficiente Index ETF
Undistributed Ordinary Income	$2,473,144	$867,331	$–	$44,914
Capital Loss Carryforwards	(540,343)	(55,925,213)	(26,734,939)	(1,798,492)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	386,345	(3,891,821)	(12,618,006)	2,258
Other Temporary Differences	(1,026,538)	(259,288)	(1)	2
Total Distributable Earnings (Accumulated Losses)	$1,292,608	$(59,208,991)	$(39,352,946)	$(1,751,318)

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

6. TAX INFORMATION (continued)

	Global X Funds
	Global X | JPMorgan U.S. Sector Rotator Index ETF	Global X Guru® Index ETF	Global X Scientific Beta U.S. ETF	Global X Scientific Beta Europe ETF
Undistributed Ordinary Income	$31,623	$149,598	$1,778,882	$305,544
Capital Loss Carryforwards	(1,510,580)	(22,646,653)	(1,549,039)	(521,714)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(225,690)	547,161	1,418,499	(1,029,768)
Other Temporary Differences	1	(4)	1	(10)
Total Distributable Earnings (Accumulated Losses)	$(1,704,646)	$(21,949,898)	$1,648,343	$(1,245,948)

	Global X Funds
	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo & Renewable Energy Income ETF	Global X S&P 500® Catholic Values ETF
Undistributed Ordinary Income	$142,935	$150,792	$–	$2,183,247
Undistributed Long-Term Capital Gain	–	–	–	183,486
Capital Loss Carryforwards	(199,000)	(384,745)	(851,240)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(519,418)	(434,361)	(789,375)	13,804,808
Other Temporary Differences	(9)	1	1	2
Total Distributable Earnings (Accumulated Losses)	$(575,492)	$(668,313)	$(1,640,614)	$16,171,543

(1) The SuperDividend® REIT ETF has a tax year that ends on December 31.

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

6. TAX INFORMATION (continued)
losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses.
If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X SuperDividend® ETF	$57,556,528	$84,828,365	$142,384,893
Global X SuperDividend® U.S. ETF	38,977,819	6,887,708	45,865,527
Global X MSCI SuperDividend® EAFE ETF	48,572	8,091	56,663
Global X MSCI SuperDividend® Emerging Markets ETF	1,497,093	204,263	1,701,356
Global X SuperIncome™ Preferred ETF	15,443,634	40,481,579	55,925,213
Global X Social Media ETF	10,242,178	16,492,761	26,734,939
Global X | JPMorgan Efficiente Index ETF	1,798,492	-	1,798,492
Global X | JPMorgan U.S. Sector Rotator Index ETF	1,510,580	-	1,510,580
Global X Guru® Index ETF	22,646,653	-	22,646,653
Global X Scientific Beta U.S. ETF	1,246,853	302,186	1,549,039
Global X Scientific Beta Europe ETF	478,045	43,669	521,714
Global X Scientific Beta Japan ETF	199,000	-	199,000
Global X Scientific Beta Asia ex-Japan ETF	324,398	60,077	384,475
Global X YieldCo Index ETF	561,365	289,875	851,240
During the year ended October 31, 2018, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X SuperDividend® U.S. ETF	$949,653	$4,318,317	$5,267,970
Global X | JPMorgan Efficiente Index ETF	65,729	-	65,729
Global X | JPMorgan U.S. Sector Rotator Index ETF	327,870	-	327,870
Global X Guru® Index ETF	4,994,733	1,891,442	6,886,175
Global X Scientific Beta Japan ETF	65,637	-	65,637
Global X YieldCo Index ETF	-	32,949	32,949

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

6. TAX INFORMATION (continued)
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2019 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® ETF	$1,080,632,527	$30,456,064	$(150,106,561)	$(119,650,497)
Global X SuperDividend® U.S. ETF	483,311,155	21,336,452	(31,891,571)	(10,555,119)
Global X MSCI SuperDividend® EAFE ETF	7,741,285	192,128	(735,477)	(543,349)
Global X MSCI SuperDividend® Emerging Markets ETF	19,216,139	1,396,382	(1,312,240)	84,142
Global X SuperDividend® REIT ETF	205,064,267	6,861,786	(3,908,676)	2,953,110
Global X SuperIncome™ Preferred ETF	190,034,450	1,663,638	(1,922,917)	(259,279)
Global X Social Media ETF	132,267,987	23,537,584	(12,756,773)	10,780,811
Global X E-commerce ETF	1,506,829	412,612	(51,327)	361,285
Global X | JPMorgan Efficiente Index ETF	6,173,925	144,794	(4,985)	139,809
Global X | JPMorgan U.S. Sector Rotator Index ETF	3,583,619	127,477	(3,793)	123,684
Global X Guru® Index ETF	52,076,471	8,184,681	(1,435,157)	6,749,524
Global X Scientific Beta U.S. ETF	91,077,162	12,315,168	(3,665,334)	8,649,834
Global X Scientific Beta Europe ETF	5,248,123	240,097	(572,659)	(332,562)
Global X Scientific Beta Japan ETF	2,973,801	84,092	(356,394)	(272,302)
Global X Scientific Beta Asia ex-Japan ETF	2,444,579	143,952	(112,402)	31,550
Global X YieldCo & Renewable Energy Income ETF	15,671,948	1,820,406	(39,749)	1,780,657
Global X S&P® 500 Catholic Values ETF	226,200,449	37,313,805	(5,894,309)	31,419,496
Global X NASDAQ 100® Covered Call ETF	442,288,350	92,922,970	(7,029,499)	85,893,471
Global X S&P 500® Covered Call ETF	86,119,986	17,662,449	(2,816,730)	14,845,719
Global X Russell 2000 Covered Call ETF	3,838,988	37,506	-	37,506

7. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of United States securities markets.

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

7. CONCENTRATION OF RISKS (continued)
In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indices).
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
8. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

8. LOANS OF PORTFOLIO SECURITIES (continued)
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of April 30, 2019, the value of securities on loan was $34,470,416, $16,325,620, $5,585,798, $1,813,972, and $177,008 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF and Global X Guru® Index ETF, respectively, and the cash collateral received from securities on loan was $36,531,919, $16,694,581, $5,826,042, $1,862,864, and $177,320 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF and Global X Guru® Index ETF, respectively.
As of April 30, 2019, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X SuperDividend® ETF
Barclays Bank	$480,108	$501,600
Barclays Capital	2,986,076	3,060,400
Citigroup	683,000	700,000
Credit Suisse	7,551,204	7,941,810
Goldman Sachs & Co.	6,925,237	7,472,294
JPMorgan	7,639,807	8,112,613
Morgan Stanley	1,373,076	1,476,855
National Financial Services	1,496,400	1,609,500
Scotia Capital	137,548	145,201
UBS AG London	4,910,980	5,217,050
UBS Securities LLC	286,980	294,596

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

8. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X SuperDividend® U.S. ETF
Barclays Capital	$2,399,475	$2,494,834
Citigroup	2,906,252	2,981,462
Goldman Sachs & Co.	1,844,101	1,905,970
Morgan Stanley	9,175,792	9,312,315
Global X SuperDividend® REIT ETF
Citigroup	368,820	378,000
Goldman Sachs & Co.	3,429,963	3,616,548
JPMorgan	1,706,407	1,748,880
UBS Securities LLC	80,608	82,614
Global X SuperIncome™ Preferred ETF
Goldman Sachs & Co.	10,032	10,320
JPMorgan	82,848	84,800
Merrill Lynch Pierce Fenner & Smith	36,341	37,674
UBS Securities LLC	1,684,751	1,730,070
Global X Guru® Index ETF
UBS Securities LLC	177,008	177,320

9. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

Notes to Financial Statements (unaudited) (continued)
April 30, 2019

10. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
11. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is evaluating the impact of this new guidance on the financial statements and disclosures.
12. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements except as follows:
The Board of Trustees (“Board”) of the Global X Funds (“Trust”), based upon the recommendation of Global X Management Company LLC (“Adviser”), the Trust’s adviser, on June 13, 2019, determined to liquidate and terminate the Global X | JPMorgan Efficiente Index ETF and Global X | JPMorgan U.S. Sector Rotator Index ETF (each, a “Fund” and together, the “Funds”). Due to the Funds’ assets remaining quite small and the expectation that the assets of the Funds will not grow sufficiently in the foreseeable future, the Adviser believes that it is in the best interests of each Fund and its shareholders for the Fund’s business and operations not to continue. After considering all the information presented to the Board, the Board concluded that it would be in the best interests of each Fund and its shareholders to liquidate and terminate each Fund. As of the close of regular trading on the New York Stock Exchange (“NYSE”) on July 5, 2019 (“Closing Date”), the shares of each Fund will cease trading on the NYSE and will be closed to purchases by investors. In order to facilitate orderly capital markets activity, the Funds anticipate permitting purchases and redemptions of creation units in the Funds until they are delisted from the exchange.

Notes to Financial Statements (unaudited) (concluded)
April 30, 2019

12. SUBSEQUENT EVENTS (continued)
Shareholders may sell their holdings in the Funds prior to the close of regular trading on the Closing Date and customary brokerage charges may apply to these transactions. Prior to the Closing Date, the Funds will be in the process of winding up its operations in an orderly fashion and liquidating its portfolio. This necessary process will result in each Fund not tracking its underlying index and increasing its cash holdings, which may not be consistent with each Fund’s investment objective and strategy.
On or about July 12, 2019, each Fund will liquidate its assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed their shares in an amount equal to the net asset value of their shares as of the close of business on that date. These distributions are taxable events. In addition, these payments to shareholders will include accrued capital gains and dividends, if any. Once the distributions are complete, the Funds will terminate. The Adviser will bear all fees and expenses that may be incurred in connection with the liquidation of the Funds and the distribution of cash proceeds to investors in the Funds, other than brokerage fees and expenses.

END

Disclosure of Fund Expenses (unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.
Operating expenses such as these are deducted from the Funds’ gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the Funds’ average net assets; this percentage is known as the Funds’ expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 through April 30, 2019).
The table on the next page illustrates the Funds’ costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$975.70	0.59%	$2.89
Hypothetical 5% Return	1,000.00	1,021.91	0.59	2.96

Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$992.40	0.46%	$2.27
Hypothetical 5% Return	1,000.00	1,022.50	0.46	2.31

Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$1,043.50	0.56%	$2.84
Hypothetical 5% Return	1,000.00	1,022.00	0.56	2.81

Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$1,108.10	0.66%	$3.45
Hypothetical 5% Return	1,000.00	1,021.50	0.66	3.31

Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$1,076.60	0.59%	$3.04
Hypothetical 5% Return	1,000.00	1,021.90	0.59	2.96

Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,042.00	0.58%	$2.94
Hypothetical 5% Return	1,000.00	1,021.90	0.58	2.91

Global X Social Media ETF
Actual Fund Return	$1,000.00	$1,171.10	0.65%	$3.50
Hypothetical 5% Return	1,000.00	1,021.60	0.65	3.26

Global X E-commerce ETF
Actual Fund Return	$1,000.00	$1,246.70	0.68%	$3.22	(2)
Hypothetical 5% Return	1,000.00	1,021.42	0.68	3.41

Global X | JPMorgan Efficiente Index ETF
Actual Fund Return	$1,000.00	$1,015.00	0.69%	$3.45
Hypothetical 5% Return	1,000.00	1,021.40	0.69	3.46

Global X | JPMorgan U.S. Sector Rotator Index ETF
Actual Fund Return	$1,000.00	$987.60	0.69%	$3.40
Hypothetical 5% Return	1,000.00	1,021.40	0.69	3.46

Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$1,121.10	0.75%	$3.94
Hypothetical 5% Return	1,000.00	1,021.10	0.75	3.76

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Scientific Beta U.S. ETF
Actual Fund Return	$1,000.00	$1,085.70	0.19%	$0.98
Hypothetical 5% Return	1,000.00	1,023.90	0.19	0.95

Global X Scientific Beta Europe ETF
Actual Fund Return	$1,000.00	$1,059.00	0.40%	$2.04
Hypothetical 5% Return	1,000.00	1,022.80	0.40	2.01

Global X Scientific Beta Japan ETF
Actual Fund Return	$1,000.00	$990.80	0.40%	$1.97
Hypothetical 5% Return	1,000.00	1,022.80	0.40	2.01

Global X Scientific Beta Asia ex-Japan ETF
Actual Fund Return	$1,000.00	$1,122.70	0.38%	$2.00
Hypothetical 5% Return	1,000.00	1,022.90	0.38	1.91

Global X YieldCo & Renewable Energy Income ETF
Actual Fund Return	$1,000.00	$1,149.50	0.65%	$3.46
Hypothetical 5% Return	1,000.00	1,021.60	0.65	3.26

Global X S&P® 500 Catholic Values ETF
Actual Fund Return	$1,000.00	$1,095.80	0.29%	$1.51
Hypothetical 5% Return	1,000.00	1,023.40	0.29	1.45

Global X NASDAQ 100® Covered Call ETF
Actual Fund Return	$1,000.00	$1,029.00	0.84%	$4.23
Hypothetical 5% Return	1,000.00	1,020.63	0.84	4.21

Global X S&P 500® Covered Call ETF
Actual Fund Return	$1,000.00	$1,041.50	0.84%	$4.25
Hypothetical 5% Return	1,000.00	1,020.63	0.84	4.21

Global X Russell 2000 Covered Call ETF
Actual Fund Return	$1,000.00	$1006.80	0.83%	$0.28	(3)
Hypothetical 5% Return	1,000.00	1,020.88	0.83	3.96

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period), unless otherwise noted.
(2) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 154/365 (to reflect the one-half year period), unless otherwise noted.
(3) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 13/365 (to reflect the one-half year period), unless otherwise noted.

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

Approval of the Initial Investment Advisory and Supervision and Administration Agreements

At quarterly meetings held in person on May 23, 2018, September 13, 2018 and November 13, 2018 (the “New Fund Board Meetings”) of the Board of Trustees (the “Board”) of Global X Funds (the “Trust”) called for the purpose, the Board (including the Independent Trustees of the Trust, voting separately) considered and unanimously approved, (i) the initial approval of the Investment Advisory Agreement (each a “New Fund Investment Advisory Agreement”) for each of the Global X E-commerce ETF, the Global X NASDAQ 100® Covered Call ETF, the Global X S&P 500® Covered Call ETF and the Global X Russell 2000 Covered Call ETF (each, a “New Fund” and, together, the “New Funds”), and (ii) the initial approval of the Supervision and Administration Agreement between the Trust (each a “New Fund Supervision and Administration Agreement”), on behalf of each New Fund, and Global X Management, LLC (“Global X Management”). Each New Fund Investment Advisory Agreement and each New Fund Supervision and Administration Agreement are referred to herein, collectively, as the “New Fund Agreements.”
In advance of the New Fund Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the respective New Fund Agreements for each New Fund to be considered at the New Fund Board Meetings, and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.
In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors at the New Fund Board Meetings, including the factors discussed in greater detail below.

Approval of Investment Advisory Agreement (unaudited) (continued)

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:
• the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;
• Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Funds;
• Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of the New Funds’ holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the Securities and Exchange Commission and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;
• the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and
• the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.
Based on these considerations, the Board concluded, at the New Fund Board Meetings, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.
Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the date of the New Fund Board Meetings, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Approval of Investment Advisory Agreement (unaudited) (continued)

Cost of Services and Profitability

With respect to this factor, the Board considered:
• Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;
• the unitary fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and
• the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.
Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.
Comparison of Fees and Services

With respect to this factor, the Board considered:
• comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Funds, including fees and expenses paid by unaffiliated, similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;
• the structure of the unified Management Fee (which includes, as one component, the proposed investment advisory fee for each New Fund) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive fee to make the New Fund viable in the marketplace; and

Approval of Investment Advisory Agreement (unaudited) (continued)

• that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.
Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.
Economies of Scale

With respect to this factor, the Board considered:
• the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;
• the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that each New Fund is attractive to investors; and
• that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.
Based on these considerations, the Board concluded, at the New Fund Board Meetings, that approval of the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.
Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered at the New Fund Board Meetings any other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.
Conclusion

After full consideration of the factors discussed above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the

Approval of Investment Advisory Agreement (unaudited) (concluded)

New Fund Agreements were fair and reasonable and in the best interest of each New Fund.
In reaching these decisions, the Board did not assign relative weights to the factors discussed above, nor did the Board deem any one factor or group of factors to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com

Notes

Notes

600 Lexington Avenue, 20th Floor
New York, NY 10022
 1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
 Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 2006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-0800

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual report.
Item 6. Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management. Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes.
Item 11. Controls and Procedures.
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Items 13. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

/s/ Luis Berruga
By (Signature and Title)*	Luis Berruga
President
Date: July 09, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Luis Berruga
By (Signature and Title)*	Luis Berruga
President
Date: July 09, 2019

/s/ Chang Kim
By (Signature and Title)*	Chang Kim
Chief Financial Officer
Date: July 09, 2019

* Print the name and title of each signing officer under his or her signature.